Registration No. 2-79131 and 811-3557
      As filed with the Securities and Exchange Commission on October 28, 2003

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

            Pre-Effective Amendment No.                                  [ ]
                                       ----

            Post-Effective Amendment No.  37                             [X]
                                         ----

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

            Amendment No.  38                                            [X]
                          ----

                       (Check appropriate box or boxes)


                           UMB SCOUT STOCK FUND, INC.
            -------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

                   1010 Grand Boulevard, Kansas City, MO 64106
            -------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

                                 (816) 860-7000
            -------------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

                   LAWRENCE A. KNECHT, ESQ., UMB BANK, N.A.,
                  1010 GRAND BOULEVARD, KANSAS CITY, MO 64106
            -------------------------------------------------------
              (Name and Address of Agent for Service of Process)

                                 With Copies to:

                                BARBARA J. DEMMER
                             UMB Fund Services, Inc.
                        803 West Michigan Street, Suite A
                               Milwaukee, WI 53233

                             MICHAEL P. O'HARE, ESQ.
                    Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:
                                              -----------------------

It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on (date) pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                        Registration No. 33-58070 and 811-7472
      As filed with the Securities and Exchange Commission on October 28, 2003

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

            Pre-Effective Amendment No.                                  [ ]
                                        ----

            Post-Effective Amendment No.  20                             [X]
                                         ----

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

            Amendment No.  22                                            [X]
                          ----

                       (Check appropriate box or boxes)


                         UMB SCOUT WORLDWIDE FUND, INC.
            -------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

                   1010 Grand Boulevard, Kansas City, MO 64106
            -------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

                                 (816) 860-7000
            -------------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

                   LAWRENCE A. KNECHT, ESQ., UMB BANK, N.A.,
                  1010 GRAND BOULEVARD, KANSAS CITY, MO 64106
            -------------------------------------------------------
              (Name and Address of Agent for Service of Process)

                                 With Copies to:

                                BARBARA J. DEMMER
                             UMB Fund Services, Inc.
                        803 West Michigan Street, Suite A
                               Milwaukee, WI 53233

                             MICHAEL P. O'HARE, ESQ.
                    Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:
                                              -----------------------

It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on (date) pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                         Registration No. 2-78688 and 811-3528
      As filed with the Securities and Exchange Commission on October 28, 2003

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

            Pre-Effective Amendment No.                                  [ ]
                                        ----

            Post-Effective Amendment No.  37                             [X]
                                         ----

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

            Amendment No.  38                                            [X]
                          ----

                       (Check appropriate box or boxes)


                        UMB SCOUT MONEY MARKET FUND, INC.
            -------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

                   1010 Grand Boulevard, Kansas City, MO 64106
            -------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

                                 (816) 860-7000
            -------------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

                   LAWRENCE A. KNECHT, ESQ., UMB BANK, N.A.,
                  1010 GRAND BOULEVARD, KANSAS CITY, MO 64106
            -------------------------------------------------------
              (Name and Address of Agent for Service of Process)

                                 With Copies to:

                                BARBARA J. DEMMER
                             UMB Fund Services, Inc.
                        803 West Michigan Street, Suite A
                               Milwaukee, WI 53233

                             MICHAEL P. O'HARE, ESQ.
                    Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:
                                              -----------------------

It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on (date) pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                         Registration No. 2-79130 and 811-3556
      As filed with the Securities and Exchange Commission on October 28, 2003

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

            Pre-Effective Amendment No.                                  [ ]
                                        ----

            Post-Effective Amendment No.  37                             [X]
                                         ----

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

            Amendment No.  38                                            [X]
                          ----

                       (Check appropriate box or boxes)


                   UMB SCOUT TAX-FREE MONEY MARKET FUND, INC.
            -------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

                   1010 Grand Boulevard, Kansas City, MO 64106
            -------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

                                 (816) 860-7000
            -------------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

                   LAWRENCE A. KNECHT, ESQ., UMB BANK, N.A.,
                  1010 GRAND BOULEVARD, KANSAS CITY, MO 64106
            -------------------------------------------------------
              (Name and Address of Agent for Service of Process)

                                 With Copies to:

                                BARBARA J. DEMMER
                             UMB Fund Services, Inc.
                        803 West Michigan Street, Suite A
                               Milwaukee, WI 53233

                             MICHAEL P. O'HARE, ESQ.
                    Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:
                                              -----------------------

It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on (date) pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                        Registration No. 33-61123 and 811-7323
      As filed with the Securities and Exchange Commission on October 28, 2003

                        SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

            Pre-Effective Amendment No.                                  [ ]
                                        ----

            Post-Effective Amendment No.  12                             [X]
                                         ----

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

            Amendment No.  13                                            [X]
                          ----

                       (Check appropriate box or boxes)


                          UMB SCOUT BALANCED FUND, INC.
            -------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

                   1010 Grand Boulevard, Kansas City, MO 64106
            -------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

                                 (816) 860-7000
            -------------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

                   LAWRENCE A. KNECHT, ESQ., UMB BANK, N.A.,
                  1010 GRAND BOULEVARD, KANSAS CITY, MO 64106
            -------------------------------------------------------
              (Name and Address of Agent for Service of Process)

                                 With Copies to:

                                BARBARA J. DEMMER
                             UMB Fund Services, Inc.
                        803 West Michigan Street, Suite A
                               Milwaukee, WI 53233

                             MICHAEL P. O'HARE, ESQ.
                    Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:
                                              -----------------------

It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on (date) pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                         Registration No. 2-79132 and 811-3558
      As filed with the Securities and Exchange Commission on October 28, 2003

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

            Pre-Effective Amendment No.                                  [ ]
                                        ----

            Post-Effective Amendment No.  36                             [X]
                                         ----

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

            Amendment No.  37                                            [X]
                          ----

                       (Check appropriate box or boxes)


                            UMB SCOUT BOND FUND, INC.
            -------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

                   1010 Grand Boulevard, Kansas City, MO 64106
            -------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

                                 (816) 860-7000
            -------------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

                   LAWRENCE A. KNECHT, ESQ., UMB BANK, N.A.,
                  1010 GRAND BOULEVARD, KANSAS CITY, MO 64106
            -------------------------------------------------------
              (Name and Address of Agent for Service of Process)

                                 With Copies to:

                                BARBARA J. DEMMER
                             UMB Fund Services, Inc.
                        803 West Michigan Street, Suite A
                               Milwaukee, WI 53233

                             MICHAEL P. O'HARE, ESQ.
                    Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:
                                              -----------------------

It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on (date) pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                       Registration No. 333-40845 and 811-8513
      As filed with the Securities and Exchange Commission on October 28, 2003

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

            Pre-Effective Amendment No.                                  [ ]
                                        ----

            Post-Effective Amendment No.  6                              [X]
                                         ----

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

            Amendment No.  8                                             [X]
                          ----

                       (Check appropriate box or boxes)


                   UMB SCOUT KANSAS TAX-EXEMPT BOND FUND, INC.
            -------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

                   1010 Grand Boulevard, Kansas City, MO 64106
            -------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

                                 (816) 860-7000
            -------------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

                   LAWRENCE A. KNECHT, ESQ., UMB BANK, N.A.,
                  1010 GRAND BOULEVARD, KANSAS CITY, MO 64106
            -------------------------------------------------------
              (Name and Address of Agent for Service of Process)

                                 With Copies to:

                                BARBARA J. DEMMER
                             UMB Fund Services, Inc.
                        803 West Michigan Street, Suite A
                               Milwaukee, WI 53233

                             MICHAEL P. O'HARE, ESQ.
                    Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:
                                              -----------------------

It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on (date) pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                       Registration No. 333-96461 and 811-9813
      As filed with the Securities and Exchange Commission on October 28, 2003

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

      REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            [X]

            Pre-Effective Amendment No.                                  [ ]
                                        ----

            Post-Effective Amendment No.  5                              [X]
                                         ----

                                     and/or

      REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940    [X]

            Amendment No.  6                                             [X]
                          ----

                       (Check appropriate box or boxes)


                                 UMB SCOUT FUNDS
            -------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

                   1010 Grand Boulevard, Kansas City, MO 64106
            -------------------------------------------------------
              (Address of Principal Executive Offices) (Zip Code)

                                 (816) 860-7000
            -------------------------------------------------------
              (Registrant's Telephone Number, including Area Code)

                   LAWRENCE A. KNECHT, ESQ., UMB BANK, N.A.,
                  1010 GRAND BOULEVARD, KANSAS CITY, MO 64106
            -------------------------------------------------------
              (Name and Address of Agent for Service of Process)

                                 With Copies to:

                                BARBARA J. DEMMER
                             UMB Fund Services, Inc.
                        803 West Michigan Street, Suite A
                               Milwaukee, WI 53233

                             MICHAEL P. O'HARE, ESQ.
                    Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

Approximate Date of Proposed Public Offering:
                                              -----------------------

It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b) of Rule 485

[ ] on (date) pursuant to paragraph (b) of Rule 485

[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

[ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

[ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

UMB | SCOUT FUNDS


                                                     ---------------------------
                                                     PROSPECTUS OCTOBER 31, 2003
                                                     ---------------------------


Stock Fund (UMBSX)
Stock Select Fund (UMBOX)
Equity Index Fund (UMBQX)
Small Cap Fund (UMBHX)
WorldWide Fund (UMBWX)
WorldWide Select Fund (UWWSX)
Technology Fund (UMBCX)
Energy Fund (UMBEX)
Balanced Fund (UMBLX)
Bond Fund (UMBBX)
Kansas Tax-Exempt Bond Fund (UMBKX)
Money Market Fund - Federal Portfolio (UMFXX)
Money Market Fund - Prime Portfolio (UMPXX)
Tax-Free Money Market Fund (UMTXX)

SHARES OF THE FUNDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED ON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                               -------------
                                                                OPPORTUNITY
                                                               -------------
                                                               -------------
                                                                   BEYOND
                                                               -------------
                                                               -------------
                                                                  TOMORROW
                                                               -------------

--------------------------------------------------------------------------------
THE UMB SCOUT FUNDS PRIVACY NOTICE
--------------------------------------------------------------------------------


The UMB Scout Funds are committed to the belief that maintaining the confidentiality of our shareholders' information is at the core of our relationship with our shareholders. We promise that we will protect your confidential information as set forth in this Privacy Policy.

INFORMATION WE COLLECT
The UMB Scout Funds collect and retain information about you only when we reasonably believe that the information will assist us in managing your accounts. One of the main reasons we collect certain information is to protect your account and to identify you when we conduct transactions for you. The information will also be used to comply with certain laws and regulations that may apply to us and to help us understand your financial needs as we design or improve our products and services. We will also use your information to administer your account and transactions and to provide you with products and services that will best assist you. We collect nonpublic personal information about you from the following sources:


  o your application or other forms, correspondence or conversations (examples include name, date of birth, address and Social Security Number); and


  o  your transactions with us (examples include account activity and balances).

INFORMATION WE DISCLOSE
We understand that you expect the personal information you have entrusted to us to be handled with great care. We may share nonpublic personal information with our affiliates when processing transactions or managing accounts on your behalf. The types of affiliated third parties with whom we share information include investment advisers and transfer agents. This includes information such as name, address, Social Security Number, account activity and account balances.

The UMB Scout Funds do not disclose nonpublic personal information about our shareholders to nonaffiliated third parties, except as permitted by applicable law. In compliance with applicable laws, we may share nonpublic personal information with nonaffiliated third parties that perform services on our behalf or to other financial institutions with which we have joint marketing agreements. In all cases, your information is strictly protected. Each agreement requires that service providers keep the information strictly confidential and use it only for the purpose for which it was intended. We may also provide information in response to a subpoena, to prevent fraud or to comply with an inquiry by a government agency or regulator.

The personal information of former shareholders is treated in the same manner as the information of current shareholders.

CONFIDENTIALITY AND SECURITY
The UMB Scout Funds restrict access to nonpublic personal information about you to those employees who need to know the information in order to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

--------------------------------------------------------------------------------
PROSPECTUS                                                      OCTOBER 31, 2003
--------------------------------------------------------------------------------
                                                        TOLL-FREE 1-800-996-2862


UMB SCOUT STOCK FUND                    UMB SCOUT BOND FUND
UMB SCOUT STOCK SELECT FUND             UMB SCOUT KANSAS TAX-EXEMPT BOND FUND*
UMB SCOUT EQUITY INDEX FUND             UMB SCOUT MONEY MARKET FUND
UMB SCOUT SMALL CAP FUND                  FEDERAL PORTFOLIO
UMB SCOUT WORLDWIDE FUND                UMB SCOUT MONEY MARKET FUND
UMB SCOUT WORLDWIDE SELECT FUND           PRIME PORTFOLIO
UMB SCOUT TECHNOLOGY FUND               UMB SCOUT TAX-FREE MONEY MARKET FUND
UMB SCOUT ENERGY FUND                   *Available only to residents of Kansas
                                         and Missouri.


INVESTMENT ADVISER AND MANAGER:         DISTRIBUTOR:
SCOUT INVESTMENT ADVISORS, INC.         UMB DISTRIBUTION SERVICES, LLC
Kansas City, Missouri                   Milwaukee, Wisconsin


--------------------------------------------------------------------------------
TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                       Page
INFORMATION ABOUT THE FUNDS
 Investment Objectives and Principal Investment Strategies ............  2
   Principal Risk Factors..............................................  9
 Past Performance ..................................................... 12
 Fees and Expenses .................................................... 20
 Investment Adviser and Manager ....................................... 22
 Investment Sub-Adviser ............................................... 25
 Financial Highlights ................................................. 25

BUYING, REDEEMING AND EXCHANGING SHARES
 Before You Invest .................................................... 34
 Purchasing Shares .................................................... 35
 Redeeming Shares ..................................................... 38
 Exchanging Shares .................................................... 40
 Special Features and Services ........................................ 41
 Other Shareholder Information ........................................ 42
 Dividends, Distributions and Taxes ................................... 43

--------------------------------------------------------------------------------
INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         UMB SCOUT FUND                  INVESTMENT OBJECTIVE
--------------------------------------------------------------------------------
UMB SCOUT STOCK FUND                    Long-term growth of capital and income.
UMB SCOUT STOCK SELECT FUND
UMB SCOUT WORLDWIDE FUND
UMB SCOUT WORLDWIDE SELECT FUND
--------------------------------------------------------------------------------
UMB SCOUT EQUITY INDEX FUND             To track the performance of the Standard
                                        & Poor's 500/R Composite Stock Price
                                        Index (S&P 500/R Index).
--------------------------------------------------------------------------------
UMB SCOUT SMALL CAP FUND                Long-term growth of capital.
UMB SCOUT TECHNOLOGY FUND
UMB SCOUT ENERGY FUND
--------------------------------------------------------------------------------
UMB SCOUT BALANCED FUND                 Long-term growth of capital and high
                                        current income.
--------------------------------------------------------------------------------
UMB SCOUT BOND FUND                     Maximum current income consistent with
                                        quality and maturity standards.
--------------------------------------------------------------------------------
UMB SCOUT KANSAS TAX-EXEMPT BOND FUND   Current income exempt from regular
                                        federal income tax and Kansas state
                                        personal income tax.
--------------------------------------------------------------------------------
UMB SCOUT MONEY MARKET FUND             Maximum income consistent with safety of
   FEDERAL PORTFOLIO                    principal and liquidity.
   UMB SCOUT MONEY MARKET FUND
   PRIME PORTFOLIO
--------------------------------------------------------------------------------
UMB SCOUT TAX-FREE MONEY MARKET FUND    Highest level of income exempt from
                                        federal income tax consistent with
                                        quality and maturity standards.
--------------------------------------------------------------------------------

PRINCIPAL INVESTMENT STRATEGIES:

With the exception of the UMB Scout Stock Select Fund, the UMB Scout Equity Index Fund, the UMBScout Technology Fund and the UMB Scout WorldWide Select Fund, shareholder approval is required to change each Fund's investment objective. Each Fund intends to pursue its objective by investing as described below and will dispose of portfolio holdings any time that the Funds' Adviser, Scout Investment Advisors, Inc. (the "Adviser"), believes that they are no longer suitable for achieving the Fund's objective. The principal risk factors associated with each Fund are noted in each case and are described in more detail in the Principal Risk Factors section.


UMB SCOUT STOCK FUND AND UMB SCOUT STOCK SELECT FUND
--------------------------------------------------------------------------------
 OBJECTIVE: LONG-TERM GROWTH OF CAPITAL AND INCOME.
 PRINCIPAL RISKS: MARKET RISKS.
--------------------------------------------------------------------------------

To pursue its objective, each Fund invests in a diversified portfolio consisting primarily of common stocks. The UMB Scout Stock Fund normally invests at least 80% of its net assets in common stocks and the UMB Scout Stock Select Fund normally invests substantially all (at least 90%) of its net assets in common stocks. Current yield is a secondary consideration for each Fund.

--------------------------------------------------------------------------------
THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF, NOR GUARANTEED BY, UMB BANK, N.A. OR ANY OTHER BANKING INSTITUTION. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER UNITED STATES GOVERNMENT AGENCY. THESE SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL INVESTED.
--------------------------------------------------------------------------------

                                                                 UMB SCOUT FUNDS

HOW DO THE FUNDS CHOOSE SECURITIES IN WHICH TO INVEST? In selecting securities for the Funds, the Adviser applies a "top-down" approach, taking into consideration prevailing economic, political and market conditions. Securities are also selected based on the Adviser's opinion as to which economic sectors have the best prospects in view of those conditions. Each Fund buys stock of companies that the Adviser believes have above-average ability to increase their earnings and cash flow. The Funds' Adviser believes that a company exhibiting the greatest potential for profitability and growth possesses superior characteristics which can be derived from the following fundamental growth and value screens.

  o  Five-year historical growth in earnings per share

  o  Consistency of earnings per share growth

  o  Growth in sales

  o  Return on equity

  o  Absolute price to earnings

  o  Relative price to earnings

The Funds' Adviser favors a "buy and hold" approach to common stock investing, and therefore the Funds tend to hold individual common stocks for longer-term periods. The Adviser believes that the intrinsic worth and fundamental value of most well-managed companies do not change rapidly, although there may be wide variations in a company's stock price. A "buy and hold" approach also reduces portfolio turnover, which can lower transaction fees and may result in lower taxes for investors.

If the Adviser believes that negative economic or market conditions make it difficult to achieve growth of capital through common stock investments, the Funds may seek to earn income by investing a higher percentage of their assets in dividend-paying common stocks. The Funds may also invest a portion of their net assets (up to 20% for the UMB Scout Stock Fund and up to 10% for the UMB Scout Stock Select Fund) in preferred stocks, fixed-income securities convertible into common stocks, high-grade bonds or other investments that may provide income, including cash and money market securities.

The Funds intend to hold some cash, short-term debt obligations, government securities or other high-quality investments to cover redemptions, unanticipated expenses and for reserves. There may be times, however, when the Funds attempt to respond to adverse market, economic, political or other conditions by investing up to 100% of their assets in cash or in those types of money market investments for temporary defensive purposes. During those times, the Funds will not be able to pursue their investment objective and, instead, will focus on preserving your investment.


HOW DO THE UMB SCOUT STOCK FUND AND THE UMB SCOUT STOCK SELECT FUND DIFFER? The relevant difference between the two Funds is that the UMB Scout Stock Fund generally maintains a larger reserve of cash or money market securities than the UMB Scout Stock Select Fund. Since the two Funds share the same investment style, their share price will tend to move in the same direction. However, the larger cash reserve of the UMB Scout Stock Fund will tend to make its share price less volatile. This means it is likely the UMB Scout Stock Fund will not gain as much as the UMB Scout Stock Select Fund when investments increase in value and its share price will not decline as much as the UMB Scout Stock Select Fund when investments lose value.

UMB SCOUT EQUITY INDEX FUND
--------------------------------------------------------------------------------
 OBJECTIVE: TO TRACK THE PERFORMANCE OF THE S&P 500/R INDEX.
 PRINCIPAL RISKS: MARKET RISKS, TRACKING VARIANCE RISK.
--------------------------------------------------------------------------------

The Fund seeks to provide investment results that track, as closely as possible, the performance of the S&P 500/R Index.

The S&P 500/R Index is an unmanaged stock market index which includes the stocks of 500 companies operating across a broad spectrum of the United States economy. The Index is dominated by large United States companies and its performance is widely considered representative of the United States stock market as a whole. Standard & Poor's Corporation does not endorse any stock in the Index. It is not a sponsor of the UMB Scout Equity Index Fund and is not affiliated with the Fund in any way.

PROSPECTUS, OCTOBER 31, 2003

The Fund is passively managed, which means it tries to duplicate the investment composition and performance of the S&P 500/R Index using sophisticated computer programs and statistical procedures. As a result, the investment management team does not use traditional methods of active investment management, such as buying and selling securities on the basis of economic, financial and market analysis. Instead, the Fund tries to match the Index, for better or worse. The Fund has operating expenses and transaction costs, while the Index has none. Therefore, the performance of the Fund will generally be less than that of the Index.

In order to track the S&P 500/R Index as closely as possible, the Fund normally invests at least 80% of its total assets in the stocks that make up the Index, in approximately the same proportions as they are represented in the Index. Under normal market conditions, it is expected that the quarterly performance of the Fund will be within a 0.90 correlation with the S&P 500/R Index after deduction of Fund expenses. A correlation of 1.00 would mean a perfect correlation between the performance of the Fund and the Index.

Because the Fund is an index fund, it generally takes a "buy and hold" approach to investing. The Fund normally sells portfolio securities only to respond to redemption requests or to adjust the number of its shares to track the weighting or composition of the Index. As a result, the Fund's portfolio turnover rate is expected to be extremely low. A low portfolio turnover rate usually results in low transaction costs and provides tax efficiencies for shareholders.


UMB SCOUT SMALL CAP FUND
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 OBJECTIVE: LONG-TERM GROWTH OF CAPITAL.
 PRINCIPAL RISKS: MARKET RISKS, SMALL COMPANY RISKS.
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The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities (mostly common stocks) of smaller companies located anywhere in the United States. Smaller companies are those with a market capitalization (share price multiplied by the number of shares outstanding) of $1.5 billion or less at the time of purchase. The Fund maintains a diversified portfolio of investments and normally holds between 25 and 50 equity positions.

HOW DOES THE UMB SCOUT SMALL CAP FUND CHOOSE SECURITIES IN WHICH TO INVEST? The Fund's Adviser normally invests the Fund's assets in a diversified portfolio of equity securities (common stocks, preferred stocks, or securities convertible or exchangeable into common stocks) that are selected based upon the Adviser's perception of their above-average potential for long-term growth of capital. While trying to maximize the growth potential of the Fund's portfolio of investments, the Adviser also seeks to obtain securities for the Fund that are selling at a reasonable valuation in view of their expected growth rate.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments to cover redemptions, unanticipated expenses and for reserves. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or those types of money market investments for temporary defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.


UMB SCOUT WORLDWIDE FUND AND UMB SCOUT WORLDWIDE SELECT FUND
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 OBJECTIVE: LONG-TERM GROWTH OF CAPITAL AND INCOME.
 PRINCIPAL RISKS: MARKET RISKS, INTERNATIONAL RISKS.
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Each Fund normally pursues its objective by investing in a diversified portfolio consisting primarily of equity securities of established companies either located outside the United States or whose primary business is carried on outside the United States. Equity securities include common stocks and depositary receipts (receipts typically issued by banks or trust companies representing ownership interests of securities issued by foreign companies). The UMB Scout WorldWide Fund normally invests at least 80% of its net assets in equity securities as described above and the UMB Scout WorldWide Select Fund normally invests at least 90% of its net assets in such securities.

HOW DO THE FUNDS CHOOSE SECURITIES IN WHICH TO INVEST? In selecting securities for the Funds, the Adviser applies a "top-down" approach, looking first at the economic, political and market conditions of the various countries in which the Funds may invest. Securities are also selected based on the Adviser's opinion as to which economic sectors have the best prospects in view of prevailing global, domestic and local economic conditions. The Funds

                                                                 UMB SCOUT FUNDS
primarily invest in securities of seasoned companies that are known for the quality and acceptance of their products or services and for their ability to generate profits and/or dividends. Seasoned companies are considered to be companies that have been in existence for at least three years. The Funds' investment policies will attempt to generate a favorable total return consisting of interest, dividend and other income, if any, and appreciation in the value of the Funds' securities by investing in equity securities which, in the opinion of the Adviser, offer good growth potential and in many cases pay dividends. The Funds will look at such factors as the company's assets, personnel, sales, earnings and location of its corporate headquarters to determine the value of the company as well as whether more than 50% of such assets, personnel, sales or earnings are located outside the United States and therefore whether the company's primary business is carried on outside the United States. The Funds' Adviser believes the intrinsic worth and consequent value of the stock of most well-managed and successful companies usually do not change rapidly, even though wide variations in the price may occur. So normally, long-term positions in stocks will be taken and maintained while the company's record and prospects continue to meet with the Adviser's approval. Generally, the Funds do not intend to invest more than 25% of their net assets in any one country and intend to diversify investments among countries and industries. However, the Funds may temporarily invest a substantial portion of their assets in one or more countries if economic and business conditions warrant such investment. The Funds will invest no more than 20% of their respective net assets in investments in developing countries.

If the Adviser believes negative economic or market conditions make it more difficult to achieve growth of capital through investment in equity securities, the Funds may seek to earn income by investing a higher percentage of their assets in dividend-paying stocks. The Funds may also invest a portion of their net assets (up to 20% for the UMB Scout WorldWide Fund and up to 10% for the UMB Scout WorldWide Select Fund) in preferred stocks, high-grade bonds, fixed-income securities convertible into common stocks, or other investments that may provide income, including cash and money market securities. In such cases, the Funds will resume investing primarily in equity securities when conditions warrant.


The Funds intend to hold some cash, short-term debt obligations, government securities or other high-quality investments to cover redemptions, unanticipated expenses and for reserves. There may be times, however, when the Funds attempt to respond to adverse market, economic, political or other conditions by investing up to 100% of their assets in cash or in those types of investments for temporary defensive purposes. During those times, the Funds will not be able to pursue their investment objective and, instead, will focus on preserving your investment. The Funds also may use currency forwards to hedge against possible currency price changes.

HOW DO THE UMB SCOUT WORLDWIDE FUND AND THE UMB SCOUT WORLDWIDE SELECT FUND DIFFER? The relevant difference between the two Funds is that the UMB Scout WorldWide Fund generally maintains a larger cash reserve than the UMB Scout WorldWide Select Fund. Since the two Funds generally invest in the same kinds of equity securities, their share price will tend to move in the same direction. However, the larger cash position of the UMB Scout WorldWide Fund will tend to make its share price less volatile. This means it is likely the UMB Scout WorldWide Fund will not gain as much as the UMB Scout WorldWide Select Fund when investments increase in value and its share price will not decline as much as the UMB Scout WorldWide Select Fund when the investments lose value.

UMB SCOUT TECHNOLOGY FUND
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 OBJECTIVE: LONG-TERM GROWTH OF CAPITAL.
 PRINCIPAL RISKS: MARKET RISKS, CONCENTRATION RISKS, SMALL COMPANY RISKS, INTERNATIONAL RISKS.
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The Fund seeks to provide long-term capital appreciation. To pursue its objective, the Fund normally invests at least 80% of its net assets in securities of companies that develop, produce or distribute products and services related to technology.

HOW DOES THE UMB SCOUT TECHNOLOGY FUND CHOOSE SECURITIES IN WHICH TO INVEST? Using fundamental research and quantitative analysis, the investment management team selects securities of technology companies believed to have the potential to outperform the technology sector over the long term. In doing so, the investment management team selects investments based on factors such as:

  o  revenue and earnings growth rates compared with relevant competitors;

  o  product leadership, innovative concepts or market niches;

  o  market share;

  o  financial condition;

PROSPECTUS, OCTOBER 31, 2003

  o market valuation compared to securities of other technology-related companies and the stock's own historical norms;

  o  product and industry trends; and

  o  price trends.


Companies in which the Fund may invest include businesses related to the following products and services: computers, software and peripheral products; industrial and business machines; communications, telecommunications and information products and services; electronics, semiconductors and semiconductor production equipment; electronic media; environmental services; Internet; office equipment and supplies; television and video equipment and services; satellite technology and equipment; chemicals and synthetic materials; biotechnology, health care and medical supplies. It is expected that from time to time, more than 25% of the Fund's net assets may be invested in each of the following technology industries: semiconductors, software and hardware. The Fund may invest in both small and large technology companies, without regard to their size and, at times, may have a significant amount of its assets invested in small companies. The investment management team intends to sell securities it believes are no longer suitable for achieving the Fund's objective of long-term capital appreciation.


Although the Fund primarily invests in the securities of United States companies, it may invest a portion of its assets in the securities of foreign issuers. The Fund does not expect normally to invest more than 35% of its assets in the securities of foreign issuers, including issuers located in developing countries.


The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or in those types of investments for temporary defensive purposes. During those times, the Fund will not be able to pursue long-term capital appreciation and, instead, will focus on preserving your investment.

UMB SCOUT ENERGY FUND
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 OBJECTIVE: LONG-TERM GROWTH OF CAPITAL.
 PRINCIPAL RISKS: MARKET RISKS, CONCENTRATION RISKS, INTERNATIONAL RISKS.
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The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities of companies principally engaged in energy-related businesses (those that derive more than 50% of their revenues from energy-related activities). These businesses include the conventional areas of oil, gas, electricity and coal, as well as newer sources of energy such as nuclear, geothermal, oil shale and solar power. The types of energy-related companies in which the Fund may invest include, but are not limited to, integrated international and domestic oil companies, exploration and production companies, service companies, distribution companies, companies involved in the manufacturing and distribution of alternative forms of energy sources, and companies engaged in energy conservation and pollution control.


HOW DOES THE UMB SCOUT ENERGY FUND CHOOSE SECURITIES IN WHICH TO INVEST? The Fund's equity investments are made up primarily of common stocks, and may also include preferred stocks and securities that may be converted into or exchanged for common stocks. Up to 50% of the Fund's total assets may be invested in foreign companies, including companies located in developing countries. The Fund will maintain a diversified portfolio of investments, but may be more volatile than a fund that invests across many industry sectors.


The Fund's Adviser selects stocks based upon its perception of their above-average potential for long-term growth of capital. The Fund has the flexibility to pursue its objective through any type of domestic or foreign security, listed or over the counter, with a market capitalization of at least $100 million at the time of purchase. The Adviser uses fundamental analysis of each issuer's financial condition, industry position and market and economic conditions to select investments.

The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments to cover redemptions, unanticipated expenses and for reserves. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or in those types of investments for temporary defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.


                                                                 UMB SCOUT FUNDS

UMB SCOUT BALANCED FUND
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 OBJECTIVE: LONG-TERM GROWTH OF CAPITAL AND HIGH CURRENT INCOME.
 PRINCIPAL RISKS: MARKET RISKS, FIXED-INCOME RISKS, INTERNATIONAL RISKS.
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The Fund seeks long-term growth of capital by investing in equity securities (common stocks, securities convertible into common stocks, preferred stocks and warrants), and seeks high current income by investing in fixed-income securities.


HOW DOES THE UMB SCOUT BALANCED FUND CHOOSE SECURITIES IN WHICH TO INVEST? The Fund has the flexibility to pursue its objective through any type or quality of domestic or foreign security regardless of market capitalization, including securities of companies located in developing countries. Normally, the Fund will invest a minimum of 25% of its assets in equity securities and a minimum of 25% of its assets in fixed-income securities and will maintain a diversified portfolio of investments. Generally, the average maturity of the fixed-income securities in the portfolio will be between three and seven years. The Adviser will shift the proportions of each type of investment based on its interpretation of economic conditions and underlying security valuations.


The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or those types of investments for temporary defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.

UMB SCOUT BOND FUND
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 OBJECTIVE: MAXIMUM CURRENT INCOME CONSISTENT WITH QUALITY AND MATURITY
            STANDARDS.

 PRINCIPAL RISKS: FIXED-INCOME RISKS AND MORTGAGE-BACKED SECURITIES RISKS.
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The Fund normally pursues its objective by investing at least 80% of its net assets in a diversified portfolio of fixed-income obligations. The Adviser may also consider total return when selecting investments for the Fund.

HOW DOES THE UMB SCOUT BOND FUND CHOOSE SECURITIES IN WHICH TO INVEST? The Fund normally invests at least 80% of its assets in fixed-income instruments issued by the United States government and its agencies, or corporations or other business organizations. The Fund also invests in mortgage-backed securities. The Fund's investments in securities issued by corporations or other business entities will be rated at the time of purchase within the top three classifications of Moody's Investor Service, Inc. ("Moody's") (Aaa, Aa and A) or Standard & Poor's/R Ratings Group ("S&P/R") (AAA, AA, A).

The overall weighted average maturity of the Fund normally will be three to seven years, although the Fund may purchase individual obligations of 20 years or longer to maturity. The Adviser may adjust the overall weighted average maturity when economic or market conditions make it desirable and the adjustment is in the best interest of shareholders.


The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions, unanticipated expenses and to provide portfolio flexibility. There may be times, however, when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or those types of investments for temporary defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment.

UMB SCOUT KANSAS TAX-EXEMPT BOND FUND
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 OBJECTIVE: CURRENT INCOME EXEMPT FROM REGULAR FEDERAL INCOME TAX AND KANSAS
            STATE PERSONAL INCOME TAX.

 PRINCIPAL RISKS: FIXED-INCOME RISKS, GEOGRAPHIC RISKS, NON-DIVERSIFICATION
                  RISKS, MUNICIPAL RISKS.
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This Fund is only available to shareholders located in Kansas and Missouri. (There are no state tax benefits for residents of Missouri.) The Fund pursues its objective by investing at least 80% of its net assets in municipal bonds or debt instruments, the interest on which is exempt from regular federal income tax and Kansas state personal income tax. The Adviser may also consider total return when selecting investments for the Fund.


PROSPECTUS, OCTOBER 31, 2003

HOW DOES THE UMB SCOUT KANSAS TAX-EXEMPT BOND FUND CHOOSE SECURITIES IN WHICH TO INVEST? Under normal conditions, the Fund will invest its assets primarily in obligations issued by the state of Kansas or its political subdivisions. These obligations may include municipal bonds, notes and commercial paper of varying maturities issued by a state or local government or municipality for a wide variety of both public and private purposes. These instruments can be classified as general obligation or revenue bonds, or bond anticipation, tax anticipation and revenue anticipation notes. The Fund generally will invest in securities that, at the time of purchase, are within the top three classifications of Moody's, S&P/R or Fitch Investor's Services ("Fitch"). In addition, the credit quality of unrated securities at the time of purchase generally will be, in the opinion of the Adviser, at least equivalent to an A rating by Moody's, S&P/R or Fitch. Securities that are subsequently downgraded to non-investment grade may continue to be held by the Fund until they can be disposed of in a reasonable manner.

The Fund is classified as a "non-diversified" investment company. This means the Fund is likely to invest a greater percentage of its assets in a single issuer than a diversified investment company.


The overall weighted average maturity of the Fund normally will be between five to ten years, although the Fund may purchase individual obligations of 20 years or longer to maturity. The Adviser may adjust the overall weighted average maturity when economic or market conditions make it desirable and in the best interest of shareholders.


Normally, the Fund will invest up to 20% of its net assets in short-term municipal securities, although the Fund may invest up to 100% as a temporary defensive measure in response to adverse market conditions.

UMB SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO AND PRIME PORTFOLIO
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 OBJECTIVE: MAXIMUM INCOME CONSISTENT WITH SAFETY OF PRINCIPAL AND LIQUIDITY. PRINCIPAL RISKS: FIXED-INCOME RISKS.
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The UMB Scout Money Market Fund offers shares of two separate portfolios. The Federal Portfolio only invests in United States government securities, while the Prime Portfolio may also invest in other money market securities. Each Portfolio seeks to maintain a constant net asset value of $1.00 per share. The Portfolios pursue their objective by investing in high-quality, short-term debt instruments. Each Portfolio will maintain a weighted average maturity of 90 days or less.

HOW DO THE PORTFOLIOS OF THE UMB SCOUT MONEY MARKET FUND CHOOSE SECURITIES IN WHICH TO INVEST? The Portfolios select only high-quality, short-term obligations in which to invest. Examples of these securities follow.

 FEDERAL PORTFOLIO - Only invests in the following United States government securities:

  o Direct obligations of the United States government, such as Treasury bills, notes and bonds.

  o Obligations of United States government agencies and instrumentalities which are secured by the full faith and credit of the United States Treasury; or which are secured by the right of the issuer to borrow from the Treasury; or are supported by the credit of the government agency or instrumentality itself.

  The Federal Portfolio may also invest in the above types of securities subject to repurchase agreements entered into with the seller of the issues.

 PRIME PORTFOLIO - In addition to the securities eligible for purchase by the Federal Portfolio, the Prime Portfolio may also invest in:

  o Domestic short-term obligations issued by larger United States commercial banks and Savings and Loan Associations which are members of the Federal Deposit Insurance Corporation, or holding companies of such banks and savings and loans.

  o Short-term obligations issued by companies that meet the high credit-quality standards of the Portfolio.

Investments in the Portfolios of the UMB Scout Money Market Fund are not deposits in UMB Bank, n.a. or its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund's Portfolios.

                                                                 UMB SCOUT FUNDS

UMB SCOUT TAX-FREE MONEY MARKET FUND
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 OBJECTIVE: HIGHEST LEVEL OF INCOME EXEMPT FROM FEDERAL INCOME TAX CONSISTENT
            WITH QUALITY AND MATURITY STANDARDS.
 PRINCIPAL RISKS: FIXED-INCOME RISKS, MUNICIPAL RISKS, TAX RISKS.
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In addition to its stated investment objective, the UMB Scout Tax-Free Money Market Fund further seeks to maintain a stable net asset value of $1.00 per share.

HOW DOES THE UMB SCOUT TAX-FREE MONEY MARKET FUND CHOOSE SECURITIES IN WHICH TO INVEST? As a tax-free money market fund, the Fund invests primarily in high-quality, short-term debt obligations that are exempt from federal income tax. Normally, the Fund will invest at least 80% of its net assets in securities that are exempt from federal income tax. The Fund may invest any remaining balance in taxable money market instruments, on a temporary basis, when the Adviser believes it is in the best interest of shareholders. Such taxable instruments include obligations of the United States government, its agencies and instrumentalities; certain certificates of deposit and bankers acceptances; or certain commercial paper.


An investment in the UMB Scout Tax-Free Money Market Fund is not a deposit in UMB Bank, n.a. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Income from the Fund may be subject to the federal alternative minimum tax, as well as state and local taxes.


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PRINCIPAL RISK FACTORS
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As with any mutual fund, there is a risk that you could lose money by investing in the Funds.

MARKET RISKS

The UMB Scout Stock, Stock Select, Equity Index, Small Cap, WorldWide, WorldWide Select, Technology, Energy and Balanced Funds normally invest in equity securities. Equity securities are subject to market, economic and business risks that will cause their prices to fluctuate over time. Different types of investments shift in and out of favor depending on market and economic conditions. At various times, stocks will be more or less favorable than bonds, and small company stocks will be more or less favorable than large company stocks. Because of this, the Funds will perform better or worse than other types of funds depending on what is in favor, and the value of these Funds may go down.


SMALL COMPANY RISKS

The UMB Scout Small Cap Fund invests primarily in small companies. The UMB Scout Technology Fund may also have a significant portion of its assets invested in small companies. Generally, smaller and less seasoned companies have more potential for rapid growth. However, they often involve greater risk than larger companies and these risks are passed on to Funds that invest in them. These companies may not have the management experience, financial resources, product diversification and competitive strengths of larger companies. Therefore, the securities of smaller companies are generally more volatile than the securities of larger, more established companies. Investments in the UMB Scout Small Cap Fund and the UMB Scout Technology Fund may be more suitable for long-term investors who can bear the risk of these fluctuations. While these Funds cannot eliminate these risks, the Funds' Adviser tries to minimize risk by diversifying its investments across different companies and economic sectors.

Smaller company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if a Fund wants to sell a large quantity of a small company stock it may have to sell at a lower price than the Adviser might prefer, or it may have to sell in small quantities over a period of time. The Fund tries to minimize this risk by investing in stocks that are readily bought and sold.


PROSPECTUS, OCTOBER 31, 2003

CONCENTRATION RISKS
The UMB Scout Technology Fund will be highly concentrated in companies engaged in technology business activities, particularly the computer and software industry. The UMB Scout Energy Fund will be highly concentrated in companies engaged in energy-related businesses. Therefore, these Funds may be especially sensitive to changes in the general stock market and other economic conditions that affect those industries, and are likely to be much more volatile than funds that are exposed to a greater variety of industries, especially over the short term.

Companies in the rapidly changing fields of science and technology often face special risks. For example, their products may prove commercially unsuccessful, become obsolete or become adversely impacted by government regulation. Technology securities may experience significant price movements caused by disproportionate investor optimism or pessimism and earnings disappointments can result in sharp price declines. In addition, computer and software businesses are subject to intense competitive pressures and aggressive pricing, which can negatively affect their stock price. Technology companies are often small, start-up companies and may experience difficulty in obtaining the financing necessary to operate the business until it is successful, which can increase the volatility of such investments. The technology sector has experienced severe price declines in recent years, which indicates the volatility and risk that can be associated with an investment in the UMB Scout Technology Fund.

Securities of energy companies may experience greater price volatility than securities of other companies as a result of the volatility of the prices for certain raw materials and the instability of supplies for certain materials. In addition, certain energy-related commodities are subject to limited pricing flexibility because of supply and demand factors.

FIXED-INCOME RISKS
Yields and principal values of debt securities (bonds) will fluctuate. Generally, values of debt securities change inversely with interest rates. As interest rates go up, the value of debt securities tends to go down. As a result, the value of the Funds may go down. Furthermore, these fluctuations tend to increase as a bond's time to maturity increases, so a longer-term bond will decrease more for a given increase in interest rates than a shorter-term bond.

An issuer of fixed-income securities may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

The amount of dividends paid by fixed-income funds to you will vary depending on the amount of income they earn on their investments. It is possible an issuer of a debt security owned by one of the Funds could default on interest and/or principal payments that are payable to a Fund.

With respect to United States government securities, there can be no assurance that the United States government will provide financial support to United States government-sponsored agencies or instrumentalities where it is not obligated to do so by law.

While each UMB Scout Money Market Fund seeks to preserve the value of your investment at $1.00 per share, the yields earned by the UMB Scout Money Market Funds will fluctuate. The yield and principal value of money market instruments are sensitive to short-term lending conditions, and it is possible that an issuer may default. Investments in the UMB Scout Money Market Funds are not insured or guaranteed by the FDIC or any government agency.


MORTGAGE-BACKED SECURITIES RISKS
In addition to credit, market and interest rate risk, mortgage-backed securities are subject to prepayment risk, which is the risk that the underlying mortgage may be refinanced or paid off before the scheduled due date, particularly during periods of declining interest rates. If this occurs, the UMB Scout Bond Fund may reinvest the prepayments in securities that are less attractive, which may reduce the share price and income distributions of the UMB Scout Bond Fund and may result in losses to the Fund if some of the mortgage-backed securities were acquired at a premium.


                                                                 UMB SCOUT FUNDS

MUNICIPAL RISKS
Investments in the UMB Scout Kansas Tax-Exempt Bond Fund and the UMB Scout Tax-Free Money Market Fund are also subject to risks associated with investments in municipal securities. Municipal obligations that a Fund purchases may be backed by letters of credit issued by banks and other financial institutions. Adverse developments affecting banks could have a negative effect on a Fund's portfolio securities. Municipal obligations which a Fund may acquire include municipal lease obligations which are issued by a state or local government to acquire land and a wide variety of equipment and facilities. If the funds are not appropriated for the following year's lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to a Fund.

TAX RISKS

The UMB Scout Tax-Free Money Market Fund and the UMB Scout Kansas Tax-Exempt Bond Fund may be more adversely impacted by changes in tax rates and policies than the UMB Scout Bond Fund or the Portfolios of the UMB Scout Money Market Fund. Because interest income on municipal obligations is normally not subject to regular federal income taxation (and Kansas state personal income tax in the case of Kansas municipal obligations), the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal and state income tax rates applicable to, or the continuing tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status can therefore significantly affect the demand for and supply, liquidity and marketability of municipal obligations, which could in turn affect the Funds' ability to acquire and dispose of municipal obligations at desirable yield and price levels.

Investments in tax-exempt securities pose additional risks. In many cases, the Internal Revenue Service has not ruled on whether the interest received on a tax-exempt obligation is tax-exempt, and accordingly, purchases of these securities are based on the opinion of bond counsel to the issuers at the time of issuance. The Funds and the Adviser rely on these opinions and will not review the basis for them.


INTERNATIONAL RISKS
International investing by the UMB Scout WorldWide, WorldWide Select, Technology, Energy and Balanced Funds poses additional risks such as currency fluctuations. If a security owned by a Fund is denominated in a foreign currency, the price of that security may go up in the local currency but cause a loss to the Fund when priced in United States dollars. International markets, especially in developing countries, are subject to political instability and are not always as liquid as in the United States, sometimes making it harder to sell a security. In addition, foreign companies may not be subject to comparable accounting, auditing and financial reporting standards as United States companies. These risks are inherently passed on to the company's shareholders, including the Funds, and in turn, to the Funds' shareholders.

The UMB Scout WorldWide Fund and the UMB Scout WorldWide Select Fund may purchase foreign currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to seek to minimize currency value fluctuations. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days, agreed upon by the parties, from the date of the contract, at a price set at the time of the contract.

The Funds will not engage in forward foreign currency exchange contracts for speculative purposes. Rather, the Funds' dealings in forward foreign currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. The contracts may be bought or sold to protect the Funds, to some degree, from a possible loss resulting from an adverse change in relationship between foreign currencies and the United States dollar. Although such contracts may minimize the risk of loss due to a decline in value of the hedged currency, they may limit any potential gain which may result should the value of such currency increase.

PROSPECTUS, OCTOBER 31, 2003

GEOGRAPHIC RISKS

The UMB Scout Kansas Tax-Exempt Bond Fund invests primarily in issuers connected with relatively limited geographic areas. These issuers are more susceptible to specific adverse economic or political occurrences or developments than are more geographically dispersed issuers. The Kansas economy is primarily centered on trade, services, government and manufacturing, with agriculture remaining as an important component. A slowdown in one or more of these sectors in the Kansas economy could hamper municipalities' abilities to meet debt obligations and therefore cause losses to the UMB Scout Kansas Tax-Exempt Bond Fund.


TRACKING VARIANCE RISKS
The UMB Scout Equity Index Fund is subject to the risk that its performance may not precisely track the performance of the S&P 500/R Index. Tracking variance may result from purchases and redemptions, transaction costs, Fund expenses, changes in the composition of the Index and other factors. If securities the Fund owns underperform those in the Index, the Fund's performance will be lower than the Index. Under normal market conditions, the sub-adviser expects the quarterly performance of the Fund to be within a 0.90 correlation with the Index, after expenses.


The UMB Scout Equity Index Fund is not sponsored, endorsed, sold or promoted by S&P,/R nor does S&P/R guarantee the accuracy and/or completeness of the S&P 500/R Index or data included therein. S&P/R makes no warranty, express or implied, as to the results obtained by the Fund, owners of the Fund, any person or any entity from the use of the S&P 500/R Index or any data included therein.


NON-DIVERSIFICATION RISKS
The UMB Scout Kansas Tax-Exempt Bond Fund is classified as non-diversified for purposes of federal mutual fund regulation, which means that it may invest in the securities of relatively fewer issuers compared to other mutual funds. Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment. Also, the volatility of the Fund's investment performance may increase and the Fund could incur greater losses than other mutual funds that invest in a greater number of companies.

--------------------------------------------------------------------------------
PAST PERFORMANCE
--------------------------------------------------------------------------------

The bar charts and tables on the following pages provide an indication of the risks of investing in the Funds. The bar charts show how each Fund's returns have changed from year to year. The tables show how each Fund's average annual returns for certain periods compare with those of one or more broad market benchmarks. The tables include all expenses of the Funds and assume that all dividends and capital gains distributions have been reinvested. Keep in mind that past performance (before and after taxes) is not necessarily an indication of how a Fund will perform in the future.

                                                                 UMB SCOUT FUNDS

--------------------------------------------------------------------------------
UMB SCOUT STOCK FUND
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR


------------------
93           10.65
94            2.76
95           19.69
96           10.66
97           21.03
98            7.62
99           13.31
00            0.15
01           -8.59
02          -19.76
------------------

During the period shown in the chart above the Fund's highest quarterly return was 13.70% (quarter ended June 30, 1999) and the Fund's lowest quarterly return was -16.13% (quarter ended September 30, 2002).

Year-to-Date Return (through September 30, 2003): 14.36%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                      1 YEAR          5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Return Before Taxes(1) ............   -19.76%         -2.18%          5.02%
Return After Taxes
  on Distributions ................   -20.03%         -3.76%          2.86%
Return After Taxes on
  Distributions and Sale
  of Fund Shares(1) ...............   -12.12%         -1.72%          3.58%
S&P 500/R Index (reflects
  no deduction for fees,
  expenses or taxes) ..............   -22.10%         -0.59%          9.34%
--------------------------------------------------------------------------------
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(1) The Fund's returns after taxes on distribution and sale of the Fund shares may be higher than its returns before taxes and after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.

--------------------------------------------------------------------------------
UMB SCOUT STOCK SELECT FUND
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR

------------------
00           -8.19
01           -7.33
02          -19.84
------------------

During the period shown in the chart above the Fund's highest quarterly return was 11.28% (quarter ended December 31, 2001) and the Fund's lowest quarterly return was -15.26% (quarter ended September 30, 2002).

Year-to-Date Return (through September 30, 2003): 14.97%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                                       SINCE
                                      1 YEAR        INCEPTION*
--------------------------------------------------------------------------------
Return Before Taxes(1) ............   -19.84%         -9.58%
Return After Taxes
  on Distributions ................   -20.06%         -9.91%
Return After Taxes on
  Distributions and Sale
  of Fund Shares(1) ...............   -12.17%         -7.57%
S&P 500/R Index (reflects no
  deduction for fees, expenses
  or taxes) .......................   -22.10%         -9.70%
--------------------------------------------------------------------------------
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(1) The Fund's returns after taxes on distribution and sale of the Fund shares may be higher than its returns before taxes and after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.

*    Inception Date: May 17, 1999

PROSPECTUS, OCTOBER 31, 2003

--------------------------------------------------------------------------------
UMB SCOUT EQUITY INDEX FUND
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR
------------------
01          -12.33
02          -22.33
------------------

During the period shown in the chart above the Fund's highest quarterly return was 10.48% (quarter ended December 31, 2001) and the Fund's lowest quarterly return was -17.33% (quarter ended September 30, 2002).

Year-to-Date Return (through September 30, 2003): 14.44%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                                       SINCE
                                      1 YEAR        INCEPTION*
--------------------------------------------------------------------------------
Return Before Taxes(1) ............   -22.33%        -16.29%
Return After Taxes
  on Distributions ................   -22.72%        -16.64%
Return After Taxes on
  Distributions and Sale of
  Fund Shares(1) ..................   -13.70%        -12.75%
S&P 500/R Index (reflects no
  deduction for fees, expenses
  or taxes) .......................   -22.10%        -15.94%
--------------------------------------------------------------------------------
 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(1) The Fund's returns after taxes on distribution and sale of the Fund shares may be higher than its returns before taxes and after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.

*    Inception Date: May 1, 2000

--------------------------------------------------------------------------------
UMB SCOUT SMALL CAP FUND*
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR

------------------
93            5.96
94            0.70
95           19.96
96           12.55
97           23.02
98           -3.68
99            1.26
00           21.82
01           11.37
02          -11.66
------------------

During the period shown in the chart above the Fund's highest quarterly return was 18.21% (quarter ended June 30, 1999) and the Fund's lowest quarterly return was -14.74% (quarter ended September 30, 2002).

Year-to-Date Return (through September 30, 2003): 19.60%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                      1 YEAR          5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Return Before Taxes(1) ............   -11.66%          3.17%          7.56%
Return After Taxes
  on Distributions ................   -11.94%          1.16%          5.52%
Return After Taxes on
  Distributions and Sale
  of Fund Shares(1) ...............    -6.97%          2.02%          5.55%
Russell 2000 Index/R (reflects
  no deduction for fees,
  expenses or taxes) ..............   -20.48%         -1.36%          7.15%
-------------------------------------------------------------------------------
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(1) The Fund's returns after taxes on distribution and sale of the Fund shares may be higher than its returns before taxes and after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.

* Prior to July 2, 2001, the Fund was known as the UMB Scout Regional Fund and was managed in accordance with a different investment objective and strategy.

                                                                 UMB SCOUT FUNDS

--------------------------------------------------------------------------------
UMB SCOUT WORLDWIDE FUND
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR

------------------
94            3.82
95           14.66
96           18.35
97           18.35
98           17.96
99           31.43
00           -8.17
01          -11.00
02          -15.85
------------------

During the period shown in the chart above the Fund's highest quarterly return was 16.08% (quarter ended December 31, 1999) and the Fund's lowest quarterly return was -17.60% (quarter ended September 30, 2002).

Year-to-Date Return (through September 30, 2003): 16.68%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                                                      SINCE
                                      1 YEAR          5 YEARS      INCEPTION*
--------------------------------------------------------------------------------
Return Before Taxes(1) ............   -15.85%          1.29%          7.02%
Return After Taxes
  on Distributions ................   -16.12%          0.69%          6.37%
Return After Taxes on
  Distributions and Sale
  of Fund Shares(1) ...............    -9.73%          0.87%          5.66%
MSCIEAFE Index (reflects
  no deduction for fees,
  expenses or taxes) ..............   -15.66%         -2.62%          1.36%
--------------------------------------------------------------------------------
 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(1) The Fund's returns after taxes on distribution and sale of the Fund shares may be higher than its returns before taxes and after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.

*    Inception Date: September 14, 1993

--------------------------------------------------------------------------------
UMB SCOUT WORLDWIDE SELECT FUND
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR

------------------
00           -9.64
01          -13.63
02          -19.27
------------------

During the period shown in the chart above the Fund's highest quarterly return was 11.95% (quarter ended December 31, 2001) and the Fund's lowest quarterly return was -19.88% (quarter ended September 30, 2002).

Year-to-Date Return (through September 30, 2003): 19.30%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                                       SINCE
                                      1 YEAR        INCEPTION*
--------------------------------------------------------------------------------
Return Before Taxes(1) ............   -19.27%         -7.23%
Return After Taxes
  on Distributions ................   -19.57%         -7.54%
Return After Taxes on
  Distributions and Sale
  of Fund Shares(1) ...............   -11.82%         -5.78%
MSCIEAFE Index (reflects
  no deduction for fees,
  expenses or taxes) ..............   -15.66%         -9.20%
--------------------------------------------------------------------------------
 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(1) The Fund's returns after taxes on distribution and sale of the Fund shares may be higher than its returns before taxes and after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.

*    Inception Date: May 17, 1999

PROSPECTUS, OCTOBER 31, 2003

--------------------------------------------------------------------------------
UMB SCOUT TECHNOLOGY FUND
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR

------------------
01          -42.06
02          -46.74
------------------

During the period shown in the chart above the Fund's highest quarterly return was 30.27% (quarter ended December 31, 2001) and the Fund's lowest quarterly return was -42.21% (quarter ended March 31, 2001).

Year-to-Date Return (through September 30, 2003): 30.39%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                                       SINCE
                                      1 YEAR        INCEPTION*
--------------------------------------------------------------------------------
Return Before Taxes(1) ............   -46.74%        -44.85%
Return After Taxes
  on Distributions ................   -46.74%        -44.85%
Return After Taxes on
  Distributions and Sale of
  Fund Shares(1) ..................   -28.70%        -31.56%
Nasdaq Composite Index
  (reflects no deduction
  for fees, expenses or taxes) ....   -31.26%        -32.58%
--------------------------------------------------------------------------------
 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(1) The Fund's returns after taxes on distribution and sale of the Fund shares may be higher than its returns before taxes and after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.
*    Inception Date: May 1, 2000

--------------------------------------------------------------------------------
UMB SCOUT ENERGY FUND*
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR

------------------
99           10.41
00            6.04
01           -4.63
02           -9.00
------------------

During the period shown in the chart above the Fund's highest quarterly return was 9.58% (quarter ended June 30, 1999) and the Fund's lowest quarterly return was -16.78% (quarter ended September 30, 2002).

Year-to-Date Return (through September 30, 2003): 9.20%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                                       SINCE
                                      1 YEAR        INCEPTION**
--------------------------------------------------------------------------------
Return Before Taxes(1) ............    -9.00%         -1.74%
Return After Taxes
  on Distributions ................    -9.42%         -2.58%
Return After Taxes on
  Distributions and Sale of
  Fund Shares(1) ..................    -5.51%         -1.73%
S&P 500/R Index (reflects
  no deduction for fees,
  expenses or taxes) ..............   -22.10%         -1.94%
-------------------------------------------------------------------------------
 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(1) The Fund's returns after taxes on distribution and sale of the Fund shares may be higher than its returns before taxes and after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.

* Prior to July 2, 2001, the Fund was known as the UMB Scout Capital Preservation Fund and was managed in accordance with a different investment strategy.

**Inception Date: February 23, 1998

                                                                 UMB SCOUT FUNDS

--------------------------------------------------------------------------------
UMB SCOUT BALANCED FUND
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR

------------------
96            6.09
97           10.12
98            3.15
99           -1.03
00           10.24
01           -4.26
02           -8.12
------------------

During the period shown in the chart above the Fund's highest quarterly return was 10.51% (quarter ended September 30, 2000) and the Fund's lowest quarterly return was -7.10% (quarter ended March 31, 2001).

Year-to-Date Return (through September 30, 2003): 8.86%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                                                      SINCE
                                      1 YEAR          5 YEARS      INCEPTION*
--------------------------------------------------------------------------------
Return Before Taxes(1) ............    -8.12%         -0.20%          2.15%
Return After Taxes
  on Distributions ................    -9.09%         -2.26%          0.09%
Return After Taxes on
  Distributions and Sale
  of Fund Shares(1) ...............    -4.96%         -1.01%          0.85%
S&P 500/R Index (reflects
  no deduction for fees,
  expenses or taxes) ..............   -22.10%         -0.59%          6.78%
-------------------------------------------------------------------------------
 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

(1) The Fund's returns after taxes on distribution and sale of the Fund shares may be higher than its returns before taxes and after taxes on distributions because they include a tax benefit resulting from the capital losses that would have been incurred.

*    Inception Date: December 6, 1995

--------------------------------------------------------------------------------
UMB SCOUT BOND FUND
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR

------------------
93            8.33
94           -3.07
95           14.03
96            3.54
97            7.25
98            7.14
99            0.19
00            9.27
01            8.07
02            9.89
------------------

During the period shown in the chart above the Fund's highest quarterly return was 4.84% (quarter ended June 30, 1995) and the Fund's lowest quarterly return was -2.42% (quarter ended March 31, 1994).

Year-to-Date Return (through September 30, 2003): 2.33%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                      1 YEAR          5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Return Before Taxes ...............     9.89%          6.85%          6.36%
Return After Taxes
  on Distributions ................     7.46%          4.56%          4.02%
Return After Taxes on
  Distributions and Sale
  of Fund Shares ..................     6.33%          4.37%          3.93%
Lehman Brothers Govt./
  Credit Int. Index (reflects
  no deduction for fees,
  expenses or taxes) ..............     9.84%          7.48%          7.08%
-------------------------------------------------------------------------------
 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PROSPECTUS, OCTOBER 31, 2003

--------------------------------------------------------------------------------
UMB SCOUT KANSAS TAX-EXEMPT BOND FUND
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR

------------------
99            0.68
00            6.43
01            5.04
02            5.22
------------------

During the period shown in the chart above the Fund's highest quarterly return was 2.46% (quarter ended December 31, 2000) and the Fund's lowest quarterly return was -0.91% (quarter ended June 30, 1999).

Year-to-Date Return (through September 30, 2003): 2.47%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                                       SINCE
                                      1 YEAR        INCEPTION*
--------------------------------------------------------------------------------
Return Before Taxes ...............     5.22%          4.27%
Return After Taxes
  on Distributions ................     5.22%          4.26%
Return After Taxes on
  Distributions and Sale of
  Fund Shares .....................     4.51%          4.19%
Lehman Brothers 5-Year
  Municipal Index (reflects no
  deduction for fees, expenses
  or taxes) .......................     9.27%          5.92%
--------------------------------------------------------------------------------
 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

*    Inception Date: February 23, 1998

--------------------------------------------------------------------------------
UMB SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR

------------------
93            2.71
94            3.75
95            5.54
96            4.97
97            5.09
98            5.04
99            4.66
00            5.91
01            3.62
02            1.19
------------------

During the period shown in the chart above the Fund's highest quarterly return was 1.53% (quarter ended September 30, 2000) and the Fund's lowest quarterly return was 0.25% (quarter ended December 31, 2002).

Year-to-Date Return (through September 30, 2003): 0.48%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                      1 YEAR          5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Money Market Fund -
  Federal Portfolio ...............     1.19%          4.07%          4.24%
Salomon Smith Barney
  3-Month Treasury
  Bill Index ......................     1.70%          4.30%          4.51%
--------------------------------------------------------------------------------
You may call 1-800-996-2862 to obtain the current 7-day yield of the Federal Portfolio.

                                                                 UMB SCOUT FUNDS

--------------------------------------------------------------------------------
UMB SCOUT MONEY MARKET FUND - PRIME PORTFOLIO
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR
------------------
93            2.75
94            3.80
95            5.59
96            5.03
97            5.17
98            5.14
99            4.76
00            6.05
01            3.63
02            1.23
------------------

During the period shown in the chart above the Fund's highest quarterly return was 1.56% (quarter ended December 31, 2000) and the Fund's lowest quarterly return was 0.26% (quarter ended December 31, 2002).

Year-to-Date Return (through September 30, 2003): 0.50%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                      1 YEAR          5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Money Market Fund -
  Prime Portfolio .................     1.23%          4.15%          4.31%
Salomon Smith Barney
  3-Month Treasury
  Bill Index ......................     1.70%          4.30%          4.51%
-------------------------------------------------------------------------------
You may call 1-800-996-2862 to obtain the current 7-day yield of the Prime Portfolio.

--------------------------------------------------------------------------------
UMB SCOUT TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR

------------------
93            2.00
94            2.40
95            3.31
96            2.99
97            3.12
98            2.94
99            2.72
00            3.59
01            2.19
02            0.83
------------------

During the period shown in the chart above the Fund's highest quarterly return was 0.93% (quarter ended December 31, 2000) and the Fund's lowest quarterly return was 0.19% (quarter ended March 31, 2002).

Year-to-Date Return (through September 30, 2003): 0.37%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                      1 YEAR          5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Tax-Free Money Market
  Fund ............................     0.83%          2.45%          2.61%
Salomon Smith Barney
  3-Month Treasury
  Bill Index ......................     1.70%          4.30%          4.51%
-------------------------------------------------------------------------------
You may call 1-800-996-2862 to obtain the current 7-day yield of the UMB Scout Tax-Free Money Market Fund.


PROSPECTUS, OCTOBER 31, 2003

-------------------------------------------------------------------------------
FEES AND EXPENSES
-------------------------------------------------------------------------------

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the different Funds.


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                            UMB Scout
                                 UMB Scout      UMB Scout      UMB Scout      UMB Scout      UMB Scout      WorldWide     UMB Scout
                                   Stock      Stock Select   Equity Index     Small Cap      WorldWide       Select      Technology
                                   Fund           Fund           Fund           Fund           Fund           Fund          Fund
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER FEES
(FEES PAID DIRECTLY
FROM YOUR INVESTMENT)
  Maximum Sales Charge
     (Load) on Purchases......      None           None           None           None           None           None           None
  Maximum Deferred Sales
     Charge (Load) ...........      None           None           None           None           None           None           None
  Maximum Sales Charge
     (Load) Imposed on
     Reinvested Dividends ....      None           None           None           None           None           None           None
  Redemption Fee  ............      None           None           None         2.00%*         2.00%*         2.00%*           None
  Exchange Fee  ..............      None           None           None           None           None           None           None
-----------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
  Management Fees  ...........      .85%           .85%           .40%           .85%        1.10%**        1.10%**         1.50%%
  Distribution (12b-1) Fees  .      None           None           None           None           None           None           None
  Other Expenses  ............      .01%           .05%           None           .02%           .04%           .05%           None
  Total Annual Fund
     Operating Expenses ......      .86%           .90%           .40%           .87%          1.14%          1.15%          1.50%
Less Manager's Fee
  Waiver/Payments  ...........       N/A            N/A        (.10)%+            N/A            N/A            N/A       (.40)%++
                                --------       --------       --------       --------       --------       --------       --------
Revised Total Annual Fund
  Operating Expenses  ........      .86%           .90%           .30%           .87%          1.14%          1.15%          1.10%
-----------------------------------------------------------------------------------------------------------------------------------




-----------------------------------------------------------------------------------------------------------------------------------
                                                                              UMB Scout            UMB Scout             UMB Scout
                                 UMB Scout      UMB Scout      UMB Scout     Kansas Tax-       Money Market Fund         Tax-Free
                                  Energy        Balanced         Bond        Exempt Bond      Federal         Prime     Money Market
                                   Fund           Fund           Fund           Fund         Portfolio      Portfolio      Fund
------------------------------------------------------------------------------------------------------------------------------------

SHAREHOLDER FEES
(FEES PAID DIRECTLY
FROM YOUR INVESTMENT)
  Maximum Sales Charge
     (Load) on Purchases......      None           None           None           None           None           None           None
  Maximum Deferred Sales
     Charge (Load) ...........      None           None           None           None           None           None           None
  Maximum Sales Charge
     (Load) Imposed on
     Reinvested Dividends ....      None           None           None           None           None           None           None
  Redemption Fee  ............      None           None           None           None           None           None           None
  Exchange Fee  ..............      None           None           None           None           None           None           None
-----------------------------------------------------------------------------------------------------------------------------------
ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
  Management Fees  ...........      .85%           .85%           .85%           .50%           .50%           .50%           .50%
  Distribution (12b-1) Fees  .      None           None           None           None           None           None           None
  Other Expenses  ............      None           None           .02%           .01%           .01%           None           .01%
  Total Annual Fund
     Operating Expenses ......      .85%           .85%           .87%           .51%           .51%           .50%           .51%
Less Manager's Fee
  Waiver/Payments  ...........       N/A            N/A            N/A            N/A            N/A            N/A            N/A
                                --------       --------       --------       --------       --------       --------       --------
Revised Total Annual Fund
  Operating Expenses  ........      .85%           .85%           .87%           .51%           .51%           .50%           .51%
-----------------------------------------------------------------------------------------------------------------------------------



* The fee only applies to shares purchased after January 1, 2004 and redeemed or exchanged within 60 days of their purchase.

** Under its Management Agreement with the UMB Scout WorldWide and the UMB Scout WorldWide Select Funds, Scout Investment Advisors, Inc. will receive management fees from each Fund based upon an annual rate of 1.10% of the first $500 million of average daily net assets, 1.00% of the next $500 million and .90 of 1% on average daily net assets over $1 billion.

+ Scout Investment Advisors, Inc. has entered into an agreement to waive its fees and/or make expense payments through October 31, 2004 so that actual total annual fund operating expenses of the UMB Scout Equity Index Fund do not exceed 0.30% of average daily net assets.

++ Scout Investment Advisors, Inc. has entered into an agreement to waive its fees and/or make expense payments through October 31, 2004 so that actual total annual fund operating expenses of the UMB Scout Technology Fund do not exceed 1.10% of average daily net assets.


--------------------------------------------------------------------------------

EXAMPLES
The following examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated and then redeem all your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


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                                                                                                            UMB Scout
                                 UMB Scout      UMB Scout      UMB Scout      UMB Scout      UMB Scout      WorldWide     UMB Scout
                                   Stock      Stock Select   Equity Index     Small Cap      WorldWide       Select      Technology
                                   Fund           Fund           Fund*          Fund           Fund           Fund          Fund*
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1 Year........................       $88            $92            $31            $89           $116           $117           $112
3 Years ......................      $274           $287           $118           $278           $362           $365           $435
5 Years ......................      $477           $498           $214           $482           $628           $633           $781
10 Years .....................    $1,061         $1,108           $495         $1,073         $1,386         $1,398         $1,756




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                                                                              UMB Scout            UMB Scout             UMB Scout
                                 UMB Scout      UMB Scout      UMB Scout     Kansas Tax-       Money Market Fund         Tax-Free
                                  Energy        Balanced         Bond        Exempt Bond      Federal         Prime     Money Market
                                   Fund           Fund           Fund           Fund         Portfolio      Portfolio      Fund
------------------------------------------------------------------------------------------------------------------------------------
1 Year........................       $87            $87            $89            $52            $52            $51            $52
3 Years ......................      $271           $271           $278           $164           $164           $160           $164
5 Years ......................      $471           $471           $482           $285           $285           $280           $285
10 Years .....................    $1,049         $1,049         $1,073           $640           $640           $628           $640



* Please note that only the first year in the 3, 5 and 10 Years examples for the UMB Scout Equity Index Fund and the UMB Scout Technology Fund reflect the effect of the Adviser's contractual agreement to limit overall Fund expenses. If the expense limitation agreement was continued, the 3, 5 and 10 Years expense example dollar amounts would be less.

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INVESTMENT ADVISER AND MANAGER
--------------------------------------------------------------------------------

Scout Investment Advisors, Inc. (the "Adviser") is each Fund's Manager and Investment Adviser. The Adviser is a wholly-owned subsidiary of UMB Bank, n.a. ("UMB") and was formed as a federally registered investment advisory subsidiary of UMB solely for the purpose of managing the UMBScout Funds. The Adviser and UMBare each located at 1010 Grand Boulevard, Kansas City, Missouri. The Adviser maintains an experienced portfolio management and investment analysis and research staff. As of September 30, 2003, UMB and the Adviser were collectively responsible for managing in excess of $12 billion in client assets.

James L. Moffett has been the Chief Investment Officer at UMB and Chairman of Scout Investment Advisors, Inc. since September 2003. In this capacity, Mr. Moffett oversees the operation of the UMB Scout Funds. He has been at UMB (previously Commercial National Bank) since 1979 and has over 34 years of investment management experience.

UMB SCOUT STOCK FUND AND UMB SCOUT STOCK SELECT FUND
James L. Moffett is the lead manager of the UMB Scout Stock Fund and the UMB Scout Stock Select Fund. He has served as the lead portfolio manager for the UMB Scout Stock Fund since May 1999 and the UMB Scout Stock Select Fund since the Fund's inception on May 17, 1999. He is a Chartered Financial Analyst and has over 34 years of investment management experience. He joined UMB (previously Commercial National Bank) in 1979 and has been employed by the Adviser since May 2001. Mr. Moffett received his undergraduate degree from Harvard University and his graduate degree from Stanford University. Mr. Moffett is a member of the Kansas City Society of Financial Analysts and the Institute of Chartered Financial Analysts.

James A. Reed II is the assistant portfolio manager for the UMB Scout Stock Fund and the UMB Scout Stock Select Fund. James A. Reed II is the lead portfolio manager of the UMB Scout Balanced Fund and has served as such since October 2000. Mr. Reed has worked at UMB in various investment positions since 1993, including as an investment analyst, a portfolio manager and a director of research. He has been employed by the Adviser since May 2001. Currently, Mr. Reed is the Director of Portfolio Managers for Kansas City and a Vice President of Scout Investment Advisors, Inc. Mr. Reed earned his undergraduate degree from Dartmouth College and his Juris Doctorate from Washington & Lee University School of Law. Mr. Reed is a member of the Kansas City Society of Financial Analysts, the Institute of Chartered Financial Analysts and the Kansas City Bar Association.

UMB SCOUT SMALL CAP FUND
David R. Bagby and Jason Votruba are co-portfolio managers of the UMB Scout Small Cap Fund. Mr. Bagby has served as a portfolio manager for the UMB Scout Small Cap Fund since the Fund commenced being managed as a small cap fund on July 2, 2001. Mr. Bagby joined UMB in 1993 and is a Chartered Financial Analyst with over 29 years of investment management experience. He has been employed by the Adviser since May 2001. Mr. Bagby received his undergraduate degree from Princeton University and his graduate degree from the University of Kansas, finishing first in his class. He earned the Solon E. Summerfield Graduate Scholar Award and the Wall Street Journal Student Achievement Award. Mr. Bagby is a member of the Beta Gamma Sigma National Honorary Business Fraternity, the House Corporation of Phi Gamma Delta Fraternity and the Princeton Club of Kansas City School's Committee. Mr. Votruba joined UMB and the Adviser in 2002 following previous employment providing investment advice at George K. Baum & Company from 2000-2002 and Commerce Bank from 1998-2000. Mr. Votruba graduated from Kansas State University. Mr. Votruba is a member of the Kansas City Society of Financial Analysts.

UMB SCOUT WORLDWIDE FUND AND UMB SCOUT WORLDWIDE SELECT FUND
James L. Moffett is the lead portfolio manager of the UMB Scout WorldWide Fund and the UMB Scout WorldWide Select Fund. Mr. Moffett has served as the lead portfolio manager of the UMB Scout WorldWide Fund since 1993 and the UMB Scout WorldWide Select Fund since the Fund's inception on May 17, 1999. He is a Chartered Financial Analyst and has over 34 years of investment management experience. He joined UMB (previously Commercial National Bank) in 1979 and has been employed by the Adviser since May 2001. Mr. Moffett received his undergraduate degree from Harvard University and his graduate degree from Stanford University. Mr. Moffett is a member of the Kansas City Society of Financial Analysts and the Institute of Chartered Financial Analysts.

                                                                 UMB SCOUT FUNDS

Gary Anderson and Michael Fogarty are assistant portfolio managers for the UMB Scout WorldWide Fund and the UMB Scout WorldWide Select Fund. Mr. Anderson joined UMB in 2000 and the Adviser in 2001, following previous employment at Aventis from 1992-2000. Mr. Anderson is a Chartered Financial Analyst and a member of the Kansas City Society of Financial Analysts. Mr. Anderson earned his undergraduate and graduate degrees from the University of Minnesota. Mr. Fogarty joined UMB and the Adviser in 2002 following previous employment at Aton Capital Group from 2000-2001, Phoenix from 1999-2000 and Sterling Grace Capital from 1995-1999. He is a Chartered Financial Analyst and member of both the Association for Investment Management and Research and the Kansas City Society of Financial Analysts. Mr. Fogarty earned his undergraduate degree from the University of Kansas and earned his graduate degree from Washington University.

UMB SCOUT TECHNOLOGY FUND
Larry Valencia and Craig Novorr are co-portfolio managers of the UMB Scout Technology Fund. They have served as co-portfolio managers since the Fund's inception on May 1, 2000. Mr. Valencia is a Chartered Financial Analyst and has more than 20 years of investment experience, including portfolio and pension account management and software design for financial applications. Mr. Valencia joined UMB in February 2000 and prior to that, he worked at Security Benefit Group from 1994-2000. Mr. Valencia received his undergraduate degree from Illinois College and his graduate degree from the University of Denver. Mr. Valencia is a member of the Kansas City Society of Security Analysts and the Association for Investment Management and Research. Mr. Novorr has been with UMB since 1996 and has been a portfolio manager since 1998. Mr. Novorr received his undergraduate degree from the University of Kansas. He is a member of the Kansas City Society of Financial Analysts and the Association for Investment Management and Research. Mr. Valencia and Mr. Novorr have been employed by the Adviser since May 2001.

UMB SCOUT ENERGY FUND
William E. Cashman is the lead portfolio manager of the UMB Scout Energy Fund. He joined UMB in November 1993 and he has served as the lead portfolio manager since the Fund commenced being managed as an energy fund on July 2, 2001. He has been employed by the Adviser since May 2001. Mr. Cashman earned his undergraduate and graduate degrees from Kansas State University. Mr. Cashman is a member of the Association for Investment Management and Research, the Brown County Cooperative and the Brown County Soil Conservation.

The UMB Scout Energy Fund's assistant portfolio manager is Gary Merrill, CPA. Mr. Merrill joined UMB in 1991 and the Adviser in 2001. Mr. Merrill has more than 15 years of financial experience. Mr. Merrill earned his undergraduate degree from the University of Missouri and earned his graduate degree from Keller Graduate School of Management. Mr. Merrill is a member of the Kansas City Society of Financial Analysts.

UMB SCOUT BALANCED FUND
James A. Reed II is the lead portfolio manager of the UMB Scout Balanced Fund and has served as such since October 2000. Mr. Reed has worked at UMB in various investment positions since 1993, including as an investment analyst, a portfolio manager and a director of research. He has been employed by the Adviser since May 2001. Currently, Mr. Reed is a Vice President of Scout Investment Advisors, Inc. Mr. Reed earned his undergraduate degree from Dartmouth College and his Juris Doctor from Washington & Lee University School of Law. Mr. Reed is a member of the Kansas City Society of Financial Analysts, the Institute of Chartered Financial Analysts and the Kansas City Bar Association.

The UMB Scout Balanced Fund's assistant portfolio manager is Paul Bixler. Mr. Bixler joined UMB in 1999 and the Adviser in 2001. Mr. Bixler has more than 20 years of portfolio management experience with previous experience at Bank of America from 1985-1999. Mr. Bixler earned his undergraduate degree from the University of Alabama and his Juris Doctor from Cumberland School of Law, Samford University. Mr. Bixler is admitted to the Bar in Florida and Alabama.

PROSPECTUS, OCTOBER 31, 2003

UMB SCOUT BOND FUND
J. Eric Kelley is the lead portfolio manager of the UMB Scout Bond Fund and has served as such since July 2001. Mr. Kelley joined UMB in 1995 and has over 11 years of investment experience. Mr. Kelley received his undergraduate degree Cum Laude from the University of Kansas and earned his graduate degree from Baker University. Mr. Kelley has been employed by the Adviser since May 2001.

The UMB Scout Bond Fund's assistant portfolio manager is Richard Campbell. Mr. Campbell joined UMB in 2001 and the Adviser in 2002. Before joining UMB, he was employed at Commerce Bank from 1999-2001. Prior to that he was a full-time student at the University of Missouri from 1997-1999, where he earned his undergraduate degree in Business Administration.

UMB SCOUT KANSAS TAX-EXEMPT BOND FUND
M. Kathryn Gellings is the lead portfolio manager of the UMB Scout Kansas Tax-Exempt Bond Fund and has served as such since 1998. Ms. Gellings joined UMB in 1986 and has 16 years of investment experience. Ms. Gellings received her undergraduate degree from Benedictine College and earned her graduate degree from Avila College. Ms. Gellings is a board member of Maur Hill - Mount Academy. Ms. Gellings has been employed by the Adviser since May 2001.

The UMB Scout Kansas Tax-Exempt Bond Fund's assistant portfolio manager is Danielle Beagle. Ms. Beagle joined UMB in 1997 and the Adviser in 2001. She earned her undergraduate degree from Benedictine College. Ms. Beagle is a member of the Kansas City Municipal Bond Club and the Kansas City Security Traders Association.

UMB SCOUT MONEY MARKET FUND (FEDERAL PORTFOLIO AND PRIME PORTFOLIO)
J. Eric Kelley is the lead portfolio manager of the UMB Scout Money Market Fund and has served as such since July 2001. Mr. Kelley joined UMB in 1995 and has over 11 years of investment experience. Mr. Kelley received his undergraduate degree Cum Laude from the University of Kansas and earned his graduate degree from Baker University. Mr. Kelley has been employed by the Adviser since May 2001.

Richard Campbell is the assistant portfolio manager of the UMB Scout Money Market Fund. Mr. Campbell joined UMB in 2001 and the Adviser in 2002. Before joining UMB, he was employed at Commerce Bank from 1999-2001. Prior to that he was a full-time student at the University of Missouri from 1997-1999, where he earned his undergraduate degree in Business Administration.

UMB SCOUT TAX-FREE MONEY MARKET FUND
J. Eric Kelley is the lead portfolio manager of the UMB Scout Tax-Free Money Market Fund and has served as such since 1996. Mr. Kelley joined UMB in 1995 and has over 11 years of investment experience. Mr. Kelley received his undergraduate degree Cum Laude from the University of Kansas and earned his graduate degree from Baker University. Mr. Kelley has been employed by the Adviser since May 2001.

Richard Campbell is the assistant portfolio manager of the UMB Scout Tax-Free Money Market Fund. Mr. Campbell joined UMB in 2001 and the Adviser in 2002. Before joining UMB, he was employed at Commerce Bank from 1999-2001. Prior to that he was a full-time student at the University of Missouri from 1997-1999, where he earned his undergraduate degree in Business Administration.

As Manager, Scout Investment Advisors, Inc. provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Funds. This includes investment management, shareholder servicing, custody and directors, legal and independent auditor fees. Not considered normal operating expenses and therefore payable by the Funds are brokerage, interest, taxes, fees and other charges of governments and their agencies, including qualifying the Funds' shares for sale, director and officer insurance policy premiums and extraordinary expenses (including expenses arising out of anticipated or actual litigation or administrative proceedings).

                                                                 UMB SCOUT FUNDS

The Adviser employs UMB Fund Services, Inc. at its own expense to provide a shareholder accounting system and transfer agency services. UMB Fund Services, Inc. is a wholly-owned subsidiary of UMB Financial Corporation and an affiliate of the Adviser. UMB Distribution Services, LLC, a wholly-owned subsidiary of UMB Fund Services, Inc., acts as the Funds' distributor. UMB Fund Services, Inc. is a mutual fund service provider that was founded in 1990.

The UMB Scout Stock Fund, UMB Scout Stock Select Fund, UMB Scout Small Cap Fund, UMB Scout Energy Fund, UMB Scout Balanced Fund and UMB Scout Bond Fund each pay the Adviser a management fee at the annual rate of 85/100 of one percent (0.85%) of its average daily net assets. The UMB Scout WorldWide Fund and the UMB Scout WorldWide Select Fund each pay the Adviser a management fee at the annual rate of one and one-tenth percent (1.10%) of the first $500 million of average daily net assets, one percent (1.00%) of the next $500 million and 90/100 of one percent (0.90%) on average daily net assets over $1 billion. The UMB Scout Equity Index Fund pays the Adviser a management fee at the annual rate of 40/100 of one percent (0.40%) of its average daily net assets. Through October 31, 2004, the Adviser has entered into a contractual agreement to limit annual fund operating expenses of the UMB Scout Equity Index Fund to 30/100 of one percent (0.30%) of its average daily net assets. The UMB Scout Technology Fund pays the Adviser a management fee at the annual rate of one and one-half percent (1.50%) of its average daily net assets. Through October 31, 2004, the Adviser has entered into a contractual agreement to limit annual fund operating expenses of the UMB Scout Technology Fund to one and one-tenth percent (1.10%) of its average daily net assets. In addition, the UMB Scout Kansas Tax-Exempt Bond Fund, UMB Scout Money Market Fund and UMB Scout Tax-Free Money Market Fund each pay the Adviser a management fee at the annual rate of 50/100 of one percent (0.50%) of average daily net assets. These fees are computed daily and paid monthly.

Each Fund's Management Agreement limits the liability of the Adviser, as well as its officers, directors and personnel, to acts or omissions involving willful malfeasance, bad faith, gross negligence or reckless disregard of their duties. The Adviser, from its own resources, may compensate its affiliates for marketing, shareholder servicing, recordkeeping and/or other services performed with respect to the Funds' shares. This includes a fee paid to UMB Scout Brokerage Services, Inc. on the UMB Scout Fund shares held in customer accounts at UMB Scout Brokerage Services, Inc. for services rendered.

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INVESTMENT SUB-ADVISER
--------------------------------------------------------------------------------

The Adviser employs at its own expense Northern Trust Investments, N.A., a national banking association, as sub-adviser to be responsible for the day-to-day management of the assets of the UMB Scout Equity Index Fund. The sub-adviser and its affiliates administer in various capacities (including as master trustee, investment manager and custodian) over $423 billion of assets as of June 30, 2003. The sub-adviser is located at 50 S. LaSalle Street, Chicago, Illinois 60675.


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FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

Financial highlights are presented for each of the Funds. The financial highlights table is intended to help you understand each Fund's financial performance for the past five years (or, if shorter, the period of a Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent how much an investor in each Fund would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by BKD, LLP, whose report, along with each Fund's financial statements, are included in the Annual Report, which is available upon request.

PROSPECTUS, OCTOBER 31, 2003

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FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

PER SHARE INCOME AND CAPITAL CHANGES FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD.

UMB SCOUT STOCK FUND
--------------------------------------------------------------------------------
                                         FOR THE PERIODS ENDED JUNE 30,
                                  2003      2002      2001      2000      1999
--------------------------------------------------------------------------------

Net asset value,
  beginning of period .......... $13.64    $15.47    $18.50    $20.53    $19.63
                               -------------------------------------------------
  Income from investment
     operations:
     Net investment income......   0.11      0.10      0.16      0.32      0.37
     Net realized and
       unrealized gain
       (loss) on securities .... (0.34)    (1.66)    (1.79)      0.16      2.18
                               -------------------------------------------------
  Total from
     investment operations...... (0.23)    (1.56)    (1.63)      0.48      2.55
                               -------------------------------------------------
  Distributions from:
     Net investment income...... (0.12)    (0.10)    (0.18)    (0.27)    (0.41)
     Net realized gain
       on securities ...........      -    (0.17)    (1.22)    (2.24)    (1.24)
                               -------------------------------------------------
  Total distributions .......... (0.12)    (0.27)    (1.40)    (2.51)    (1.65)
                               -------------------------------------------------
Net asset value,
  end of period ................ $13.29    $13.64    $15.47    $18.50    $20.53
                               =================================================
Total return....................(1.67)%  (10.16)%   (9.05)%     2.68%    13.92%
                               =================================================
Ratios/Supplemental Data
Net assets, end of period
  (in millions) ................    $90       $98      $117      $147      $182
Ratio of expenses to
  average net assets ...........  0.86%     0.86%     0.88%     0.87%     0.87%
Ratio of net investment
  income to average
  net assets ...................  0.86%     0.70%     0.98%     1.29%     1.93%
Portfolio turnover rate.........    32%       14%       13%       30%       14%

UMB SCOUT STOCK SELECT FUND

--------------------------------------------------------------------------------
                                         FOR THE PERIODS ENDED JUNE 30,
                                  2003      2002      2001      2000      1999
--------------------------------------------------------------------------------

Net asset value,
  beginning of period ..........  $7.60     $8.55     $9.59    $10.08    $10.00
                               -------------------------------------------------
  Income from
     investment operations:
     Net investment income......   0.06      0.05      0.10      0.10      0.01
     Net realized and
       unrealized gain (loss)
       on securities ........... (0.14)    (0.95)    (1.04)    (0.48)      0.07
                               -------------------------------------------------
  Total from
     investment operations...... (0.08)    (0.90)    (0.94)    (0.38)      0.08
                               -------------------------------------------------
  Distributions from:
     Net investment income...... (0.06)    (0.05)    (0.10)    (0.10)         -
     Net realized gain
       on securities ...........      -         -         -    (0.01)         -
                               -------------------------------------------------
  Total distributions .......... (0.06)    (0.05)    (0.10)    (0.11)         -
                               -------------------------------------------------
Net asset value,
  end of period ................  $7.46     $7.60     $8.55     $9.59    $10.08
                               =================================================
Total return....................(1.08)%  (10.60)%   (9.79)%   (3.74)%  0.80%(b)
                               =================================================
Ratios/Supplemental Data
Net assets, end of period
  (in millions) ................    $17       $14       $14        $9        $2
Ratio of expenses to average
  net assets ...................  0.90%     0.92%     0.85%     0.80%     0.85%
Ratio of net investment
  income to average
  net assets ...................  0.84%     0.58%     1.14%     1.26%     2.35%
Portfolio turnover rate.........    33%       15%       34%       11%        7%

(a) The Fund was capitalized on March 17, 1999 with $100,000 representing 10,000 shares at a net asset value of $10.00 per share. Initial public offering was made on May 17, 1999, at which time net asset value was $10.00 per share. Ratios for this initial period of operation are annualized.

(b)  Not annualized.

                                                                 UMB SCOUT FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES FOR A SHARE OUTSTANDING THROUGHOUT
THE PERIOD.

UMB SCOUT EQUITY INDEX FUND

--------------------------------------------------------------------------------
                                              FOR THE PERIODS ENDED JUNE 30,
                                            2003      2002      2001    2000(A)
--------------------------------------------------------------------------------

Net asset value,
  beginning of period ..........            $6.81     $8.42    $10.02    $10.00
                               -------------------------------------------------
  Income from
     investment operations:
     Net investment income......             0.10      0.07      0.07      0.01
     Net realized and
       unrealized gain (loss)
       on securities ...........           (0.11)    (1.60)    (1.59)      0.01
                               -------------------------------------------------
  Total from
     investment operations......           (0.01)    (1.53)    (1.52)      0.02
                               -------------------------------------------------
  Distributions from:
     Net investment income......           (0.10)    (0.07)    (0.08)         -
     Net realized gain
       on securities ...........                -    (0.01)         -         -
                               -------------------------------------------------
  Total distributions ..........           (0.10)    (0.08)    (0.08)         -
                               -------------------------------------------------
Net asset value,
  end of period ................            $6.70     $6.81     $8.42    $10.02
                               =================================================
Total return....................          (0.12)%  (18.23)%  (15.20)%  0.20%(c)
                               =================================================
Ratios/Supplemental Data
Net assets, end of
  period (in millions) .........              $41       $44       $25       $15
Ratio of expenses to
  average net assets ...........            0.30%     0.30%     0.30%     0.30%
Ratio of net investment
  income to average net assets .            1.50%     1.15%     0.95%     1.21%
Portfolio turnover rate.........              51%       35%       64%       12%

UMB SCOUT SMALLCAP FUND(B)

--------------------------------------------------------------------------------
                                         FOR THE PERIODS ENDED JUNE 30,
                                  2003      2002      2001      2000      1999
--------------------------------------------------------------------------------

Net asset value,
  beginning of period .......... $10.79    $10.79     $9.82    $11.39    $11.76
                               -------------------------------------------------
  Income from
     investment operations:
     Net investment income......      -      0.07      0.20      0.13      0.19
     Net realized and
       unrealized gain (loss)
       on securities ...........   0.21         -      3.03    (1.12)      0.18
                               -------------------------------------------------
  Total from
     investment operations......   0.21      0.07      3.23    (0.99)      0.37
                               -------------------------------------------------
  Distributions from:
     Net investment income......      -    (0.07)    (0.21)    (0.10)    (0.22)
     Net realized
       gain on securities ...... (0.11)         -    (2.05)    (0.48)    (0.52)
                               -------------------------------------------------
  Total distributions .......... (0.11)    (0.07)    (2.26)    (0.58)    (0.74)
                               -------------------------------------------------
Net asset value, end of period.. $10.89    $10.79    $10.79     $9.82    $11.39
                               =================================================
Total return....................  2.11%     0.68%    33.77%   (8.57)%     4.00%
                               =================================================
Ratios/Supplemental Data
Net assets, end of
  period (in millions) .........    $56       $43       $34       $30       $44
Ratio of expenses to
  average net assets ...........  0.87%     0.88%     0.99%     0.91%     0.89%
Ratio of net investment
  income (loss) to average
  net assets ...................(0.08)%     0.71%     1.58%     1.43%     1.76%
Portfolio turnover rate.........    89%      105%      122%       16%       13%

(a) The Fund was capitalized on April 12, 2000 with $100,000 representing 10,000 shares at a net asset value of $10.00 per share. Initial public offering was made on May 1, 2000, at which time net asset value was $10.00 per share. Ratios for this initial period of operation are annualized.

(b) Effective July 2, 2001, the UMB Scout Regional Fund was reorganized as the UMB Scout Small Cap Fund, and the Fund's investment objective and certain investment policies were changed.

(c)  Not annualized.

PROSPECTUS, OCTOBER 31, 2003

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES FOR A SHARE OUTSTANDING THROUGHOUT
THE PERIOD.

UMB SCOUT WORLDWIDE FUND

--------------------------------------------------------------------------------
                                         FOR THE PERIODS ENDED JUNE 30,
                                  2003      2002      2001      2000      1999
--------------------------------------------------------------------------------

Net asset value,
  beginning of period .......... $17.78    $19.58    $23.47    $20.38    $18.62
                               -------------------------------------------------
  Income from
     investment operations:
     Net investment income......   0.18      0.13         -      0.28      0.26
     Net realized and
       unrealized gain (loss)
       on securities ........... (0.70)    (1.79)    (3.49)      3.64      1.75
                               -------------------------------------------------
  Total from
     investment operations...... (0.52)    (1.66)    (3.49)      3.92      2.01
                               -------------------------------------------------
  Distributions from:
     Net investment income...... (0.18)    (0.13)    (0.19)    (0.12)    (0.23)
     Net realized gain
       on securities ...........      -    (0.01)    (0.21)    (0.71)    (0.02)
                               -------------------------------------------------
  Total distributions .......... (0.18)    (0.14)    (0.40)    (0.83)    (0.25)
                               -------------------------------------------------
Net asset value,
  end of period ................ $17.08    $17.78    $19.58    $23.47    $20.38
                               =================================================
Total return....................(2.89)%   (8.48)%  (14.92)%    19.40%    10.90%
                               =================================================
Ratios/Supplemental Data
Net assets, end of
  period (in millions) .........   $446      $405      $335      $302      $181
Ratio of expenses to
  average net assets ...........  1.14%     1.12%     1.12%     0.91%     0.86%
Ratio of net investment
  income to average
  net assets ...................  1.16%     0.77%     1.04%     1.29%     1.69%
Portfolio turnover rate.........    12%       13%       11%        8%        8%

UMB SCOUT WORLDWIDE SELECT FUND

--------------------------------------------------------------------------------
                                         FOR THE PERIODS ENDED JUNE 30,
                                  2003      2002      2001      2000    1999(A)
--------------------------------------------------------------------------------

Net asset value,
  beginning of period ..........  $8.65     $9.77    $11.90    $10.20    $10.00
                               -------------------------------------------------
  Income from
     investment operations:
     Net investment income......   0.09      0.06      0.07      0.10      0.01
     Net realized and
       unrealized gain
       (loss) on securities .... (0.48)    (1.12)    (2.13)      1.75      0.19
                               -------------------------------------------------
  Total from
     investment operations...... (0.39)    (1.06)    (2.06)      1.85   0.20(b)
                               -------------------------------------------------
  Distributions from:
     Net investment income...... (0.10)    (0.06)    (0.07)    (0.10)         -
     Net realized gain
       on securities ...........      -         -         -    (0.05)         -
                               -------------------------------------------------
  Total distributions .......... (0.10)    (0.06)    (0.07)    (0.15)         -
                               -------------------------------------------------
Net asset value,
  end of period ................  $8.16     $8.65     $9.77    $11.90    $10.20
                               =================================================
Total return....................(4.49)%  (10.88)%  (17.27)%    18.13%  2.00%(b)
                               =================================================
Ratios/Supplemental Data
Net assets, end of
  period (in millions) .........    $45       $44       $35       $36        $3
Ratio of expenses to
  average net assets ...........  1.15%     1.14%     1.11%     0.85%     0.85%
Ratio of net investment
  income to average
  net assets ...................  1.24%     0.75%     0.75%     1.53%     1.90%
Portfolio turnover rate.........    13%       17%       10%        6%        6%

(a) The Fund was capitalized on March 17, 1999 with $100,000 representing 10,000 shares at a net asset value of $10.00 per share. Initial public offering was made on May 17, 1999, at which time net asset value was $10.00 per share. Ratios for this initial period of operation are annualized.

(b)  Not annualized.

                                                                 UMB SCOUT FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES FOR A SHARE OUTSTANDING THROUGHOUT
THE PERIOD.

UMB SCOUT TECHNOLOGY FUND

--------------------------------------------------------------------------------
                                              FOR THE PERIODS ENDED JUNE 30,
                                            2003      2002      2001    2000(A)
--------------------------------------------------------------------------------

Net asset value,
  beginning of period ..........            $2.54     $4.38    $10.08    $10.00
                               -------------------------------------------------
  Income from investment operations:
     Net investment income......                -         -         -         -
     Net realized and
       unrealized gain (loss)
       on securities ...........           (0.10)    (1.84)    (5.70)      0.08
                               -------------------------------------------------
  Total from
     investment operations......           (0.10)    (1.84)    (5.70)      0.08
                               -------------------------------------------------
  Distributions from:
     Net investment income......                -         -         -         -
     Net realized
       gain on securities ......                -         -         -         -
                               -------------------------------------------------
  Total distributions ..........                -         -         -         -
                               -------------------------------------------------
Net asset value,
  end of period ................            $2.44     $2.54     $4.38    $10.08
                               =================================================
Total return....................          (3.94)%  (42.01)%  (56.55)%  0.80%(c)
                               =================================================
Ratios/Supplemental Data
Net assets, end of
  period (in millions) .........               $7       $10       $14        $5
Ratio of expenses to
  average net assets ...........            1.10%     1.10%     1.10%     1.10%
Ratio of net investment
  loss to average net assets ...          (0.91)%   (0.72)%   (0.06)%   (0.13)%
Portfolio turnover rate.........             179%      154%      170%       10%

UMB SCOUT ENERGY FUND(B)

--------------------------------------------------------------------------------
                                         FOR THE PERIODS ENDED JUNE 30,
                                  2003      2002      2001      2000      1999
--------------------------------------------------------------------------------

Net asset value,
  beginning of period ..........  $9.18     $9.57     $9.59     $9.76     $9.74
                               -------------------------------------------------
  Income from
     investment operations:
     Net investment income......   0.10      0.12      0.28      0.20      0.17
     Net realized and
       unrealized gain
       (loss) on securities .... (0.31)    (0.40)      0.17    (0.15)      0.08
                               -------------------------------------------------
  Total from
     investment operations...... (0.21)    (0.28)      0.45      0.05      0.25
                               -------------------------------------------------
  Distributions from:
     Net investment income...... (0.11)    (0.11)    (0.31)    (0.20)    (0.21)
     Net realized gain
       on securities ...........      -         -    (0.16)    (0.02)    (0.02)
                               -------------------------------------------------
  Total distributions .......... (0.11)    (0.11)    (0.47)    (0.22)    (0.23)
                               -------------------------------------------------
Net asset value,
  end of period ................  $8.86     $9.18     $9.57     $9.59     $9.76
                               =================================================
Total return....................(2.27)%   (2.87)%     4.64%     0.58%     2.70%
                               =================================================
Ratios/Supplemental Data
Net assets, end of
  period (in millions) .........     $2        $2        $1        $1        $1
Ratio of expenses to
  average net assets ...........  0.85%     0.85%     0.85%     0.84%     0.83%
Ratio of net investment
  income to average
  net assets ...................  1.28%     1.39%     2.86%     2.62%     2.44%
Portfolio turnover rate.........    83%       56%      121%       13%       95%

(a) The Fund was capitalized on April 12, 2000 with $100,000 representing 10,000 shares at a net asset value of $10.00 per share. Initial public offering was made on May 1, 2000, at which time net asset value was $10.00 per share. Ratios for this initial period of operation are annualized.

(b) Effective July 2, 2001, the UMB Scout Capital Preservation Fund was reorganized as the UMB Scout Energy Fund and certain investment policies were changed.

(c)  Not annualized.

PROSPECTUS, OCTOBER 31, 2003

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES FOR A SHARE OUTSTANDING THROUGHOUT
THE PERIOD.

UMB SCOUT BALANCED FUND

--------------------------------------------------------------------------------
                                         FOR THE PERIODS ENDED JUNE 30,
                                  2003      2002      2001      2000      1999
--------------------------------------------------------------------------------

Net asset value,
  beginning of period ..........  $8.19     $8.66     $9.23    $10.17    $10.91
                               -------------------------------------------------
  Income from
     investment operations:
     Net investment income......   0.15      0.23      0.99      0.14      0.38
     Net realized and
       unrealized gain (loss)
       on securities ...........   0.08    (0.52)    (0.55)    (0.58)    (0.21)
                               -------------------------------------------------
  Total from
     investment operations......   0.23    (0.29)      0.44    (0.44)      0.17
                               -------------------------------------------------
  Distributions from:
     Net investment income...... (0.18)    (0.18)    (1.01)    (0.13)    (0.41)
     Net realized gain
       on securities ...........      -         -         -    (0.37)    (0.50)
                               -------------------------------------------------
  Total distributions .......... (0.18)    (0.18)    (1.01)    (0.50)    (0.91)
                               -------------------------------------------------
Net asset value,
  end of period ................  $8.24     $8.19     $8.66     $9.23    $10.17
                               =================================================
Total return....................  2.79%   (3.32)%     4.45%   (4.33)%     1.89%
                               =================================================
Ratios/Supplemental Data
Net assets, end of
  period (in millions) .........     $1        $1        $2        $4        $5
Ratio of expenses to
  average net assets ...........  0.85%     0.85%     0.85%     0.87%     0.87%
Ratio of net investment
  income to average
  net assets ...................  1.90%     2.26%     2.61%     3.16%     3.48%
Portfolio turnover rate.........    32%       51%      127%       44%       95%

                                                                 UMB SCOUT FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES FOR A SHARE OUTSTANDING THROUGHOUT
THE PERIOD.

UMB SCOUT BOND FUND

--------------------------------------------------------------------------------
                                         FOR THE PERIODS ENDED JUNE 30,
                                  2003      2002      2001      2000      1999
--------------------------------------------------------------------------------

Net asset value,
  beginning of period .......... $11.54    $11.15    $10.71    $10.95    $11.21
                               -------------------------------------------------
  Income from
     investment operations:
     Net investment income......   0.51      0.57      0.60      0.55      0.62
     Net realized and
       unrealized gain (loss)
       on securities ...........   0.48      0.39      0.44    (0.18)    (0.26)
                               -------------------------------------------------
  Total from
     investment operations......   0.99      0.96      1.04      0.37      0.36
                               -------------------------------------------------
  Distributions from:
     Net investment income...... (0.51)    (0.57)    (0.60)    (0.61)    (0.62)
     Net realized gain
       on securities ........... (0.22)         -         -         -         -
                               -------------------------------------------------
  Total distributions .......... (0.73)    (0.57)    (0.60)    (0.61)    (0.62)
                               -------------------------------------------------
Net asset value,
  end of period ................ $11.80    $11.54    $11.15    $10.71    $10.95
                               =================================================
Total return....................  8.80%     8.76%     9.94%     3.54%     3.13%
                               =================================================
Ratios/Supplemental Data
Net assets, end of
  period (in millions) .........    $78       $74       $70       $65       $72
Ratio of expenses to
  average net assets ...........  0.87%     0.91%     0.86%     0.87%     0.87%
Ratio of net investment
  income to average
  net assets ...................  4.20%     4.98%     5.47%     5.73%     5.48%
Portfolio turnover rate.........    66%       54%       40%       30%       23%

UMB SCOUT KANSAS TAX-EXEMPT BOND FUND

--------------------------------------------------------------------------------
                                         FOR THE PERIODS ENDED JUNE 30,
                                  2003      2002      2001      2000      1999
--------------------------------------------------------------------------------

Net asset value,
  beginning of period .......... $10.09     $9.98     $9.67     $9.80     $9.94
                               -------------------------------------------------
  Income from
     investment operations:
     Net investment income......   0.31      0.37      0.41      0.40      0.40
     Net realized and
       unrealized gain (loss)
       on securities ...........   0.12      0.11      0.31    (0.13)    (0.14)
                               -------------------------------------------------
  Total from
     investment operations......   0.43      0.48      0.72      0.27      0.26
                               -------------------------------------------------
  Distributions from:
     Net investment income...... (0.31)    (0.37)    (0.41)    (0.40)    (0.40)
     Net realized gain
       on securities ........... (0.01)         -         -         -         -
                               -------------------------------------------------
  Total distributions .......... (0.32)    (0.37)    (0.41)    (0.40)    (0.40)
                               -------------------------------------------------
Net asset value,
  end of period ................ $10.20    $10.09     $9.98     $9.67     $9.80
                               =================================================
Total return....................  4.27%     4.86%     7.59%     2.92%     2.62%
                               =================================================
Ratios/Supplemental Data
Net assets, end of
  period (in millions) .........     $7        $7        $7        $7        $8
Ratio of expenses to
  average net assets ...........  0.51%     0.52%     0.50%     0.50%     0.50%
Ratio of net investment
  income to average
  net assets ...................  3.07%     3.63%     4.12%     4.19%     4.01%
Portfolio turnover rate.........    77%       44%        7%        7%       12%

PROSPECTUS, OCTOBER 31, 2003

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES FOR A SHARE OUTSTANDING THROUGHOUT
THE PERIOD.

UMB SCOUT MONEY MARKET FUND

--------------------------------------------------------------------------------
                                         FOR THE PERIODS ENDED JUNE 30,
                                  2003      2002      2001      2000      1999
--------------------------------------------------------------------------------

FEDERAL PORTFOLIO
Net asset value,
  beginning of period ..........  $1.00     $1.00     $1.00     $1.00     $1.00
                               -------------------------------------------------
  Income from
     investment operations:
     Net investment income......   0.01      0.02      0.05      0.05      0.05
                               -------------------------------------------------
  Distributions from:
     Net investment income...... (0.01)    (0.02)    (0.05)    (0.05)    (0.05)
                               -------------------------------------------------
Net asset value,
  end of period ................  $1.00     $1.00     $1.00     $1.00     $1.00
                               =================================================
Total return....................  0.92%     1.91%     5.47%     5.24%     4.69%
                               =================================================
Ratios/Supplemental Data
Net assets, end of
  period (in millions) .........   $334      $353      $375      $303      $298
Ratio of expenses
  to average net assets ........  0.51%     0.51%     0.51%     0.50%     0.51%
Ratio of net investment income
  to average net assets ........  0.91%     1.91%     5.30%     5.08%     4.58%

UMB SCOUT MONEY MARKET FUND

--------------------------------------------------------------------------------
                                         FOR THE PERIODS ENDED JUNE 30,
                                  2003      2002      2001      2000      1999
--------------------------------------------------------------------------------

PRIME PORTFOLIO
Net asset value,
  beginning of period ..........  $1.00     $1.00     $1.00     $1.00     $1.00
                               -------------------------------------------------
  Income from
     investment operations:
     Net investment income......   0.01      0.02      0.05      0.05      0.05
                               -------------------------------------------------
  Distributions from:
     Net investment income...... (0.01)    (0.02)    (0.05)    (0.05)    (0.05)
                               -------------------------------------------------
Net asset value,
  end of period ................  $1.00     $1.00     $1.00     $1.00     $1.00
                               =================================================
Total return....................  0.95%     1.94%     5.52%     5.37%     4.80%
                               =================================================
Ratios/Supplemental Data
Net assets, end of
  period (in millions) ......... $1,011      $938      $865      $707      $678
Ratio of expenses to
  average net assets ...........  0.50%     0.51%     0.50%     0.51%     0.51%
Ratio of net investment income
  to average net assets ........  0.94%     1.91%     5.33%     5.26%     4.72%

                                                                 UMB SCOUT FUNDS

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
PER SHARE INCOME AND CAPITAL CHANGES FOR A SHARE OUTSTANDING THROUGHOUT
THE PERIOD.

UMB SCOUT TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
                                         FOR THE PERIODS ENDED JUNE 30,
                                  2003      2002      2001      2000      1999
--------------------------------------------------------------------------------

Net asset value,
  beginning of period ..........  $1.00     $1.00     $1.00     $1.00     $1.00
                               -------------------------------------------------
  Income from
     investment operations:
     Net investment income......   0.01      0.01      0.03      0.03      0.03
                               -------------------------------------------------
  Distributions from:
     Net investment income...... (0.01)    (0.01)    (0.03)    (0.03)    (0.03)
                               -------------------------------------------------
Net asset value,
  end of period ................  $1.00     $1.00     $1.00     $1.00     $1.00
                               =================================================
Total return....................  0.71%     1.23%     3.25%     3.18%     2.67%
                               =================================================
Ratios/Supplemental Data
Net assets, end of
  period (in millions) .........   $197      $175      $146      $116      $126
Ratio of expenses to
  average net assets ...........  0.51%     0.51%     0.51%     0.53%     0.52%
Ratio of net investment income
  to average net assets ........  0.70%     1.19%     3.17%     3.23%     2.66%


PROSPECTUS, OCTOBER 31, 2003

--------------------------------------------------------------------------------
BEFORE YOU INVEST
--------------------------------------------------------------------------------

PROSPECTUS. This Prospectus contains important information about the Funds. Please read it carefully before you decide to invest.


ACCOUNT REGISTRATION. Once you have decided which Fund or Funds to invest in, you must select the appropriate form of account registration. There are many different types of mutual fund ownership. How you register your account with the Funds can affect your legal interests, as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine what form of account registration best meets your needs.


Available forms of registration include:

       o INDIVIDUAL OWNERSHIP. If you have reached the legal age of majority in your state of residence, you may open an individual account.

       o JOINT OWNERSHIP. Two or more individuals may open an account together as joint tenants with rights of survivorship, tenants in common or as community property.

       o CUSTODIAL ACCOUNT. You may open an account for a minor under the Uniform Gift to Minors Act/Uniform Transfer to Minors Act for your state of residence.


       o CORPORATE/TRUST OWNERSHIP. Corporations, trusts, charitable organizations and other businesses may open accounts.

       o IRAS AND OTHER TAX-DEFERRED ACCOUNTS. The Funds offer a variety of retirement plans for individuals. Please refer to "Retirement Account Options" below for more information about these types of accounts.


ACCOUNT MINIMUMS. You also must decide how much money to invest. The following chart shows you the minimum amounts that you will need to open or add to certain types of accounts.

--------------------------------------------------------------------------------
                                                  INITIAL       ADDITIONAL
                                                  MINIMUM        MINIMUM
TYPE OF ACCOUNT                                   PURCHASE       PURCHASE
--------------------------------------------------------------------------------

Regular (Individual, joint, corporate or trust)    $1,000           $100

--------------------------------------------------------------------------------
IRA (including spousal, Roth & SEP IRAs and
Coverdell Education Savings Accounts)                $100           $100
--------------------------------------------------------------------------------
Gifts to Minors (UGMA/UTMA)                          $250           $100
--------------------------------------------------------------------------------
Automatic Investment Plan                            $100            $50
--------------------------------------------------------------------------------
Exchanges                                          $1,000         $1,000
--------------------------------------------------------------------------------

                                                                 UMB SCOUT FUNDS

DETERMINING YOUR SHARE PRICE. The price at which you purchase and redeem a Fund's shares is called the Fund's net asset value per share ("NAV"). A Fund calculates its NAV by taking the total value of its assets, subtracting its liabilities, and dividing the total by the number of Fund shares that are outstanding. Each Fund calculates its NAV once daily, Monday through Friday, as of the close of trading on the New York Stock Exchange ("NYSE") (usually 3:00 p.m. Central Time) on days when the Fund is open for business. These are generally the same days that the NYSE is open for trading. The NYSE is closed on weekends, national holidays and Good Friday. The price of the shares you purchase or redeem will be the next NAV calculated after your order is received in good order by the Funds' Transfer Agent. Certain intermediaries that have made satisfactory contractual arrangements are authorized to accept purchase, redemption or exchange orders for Fund shares. In such cases, when the intermediaries have received your order (and payment if necessary) prior to the close of trading on the NYSE, we process the order at the NAV per share next effective after receipt of the order by the intermediary. The Funds reserve the right to cease, or to advance the time for, accepting purchase, redemption or exchange orders to be calculated at the same day's NAV when the NYSE closes early as a result of unusual weather or other conditions. The Funds reserve the same right when The Bond Market Association recommends that securities markets close or close early.

Each security owned by a Fund that is listed on an exchange, except the NASDAQ National Market/R and Small Cap/R exchanges, is valued at its last sale price on that exchange on the date when Fund assets are valued. Where the security is listed on more than one exchange, the Funds will use the price of that exchange that it generally considers to be the principal exchange on which the security is traded. If there are no sales, the security is valued at the mean between the last current closing bid and asked prices. NASDAQ National Market/R and Small Cap/R securities will be valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP will be based on the last trade price if it falls within the concurrent best bid and asked prices and will be normalized pursuant to NASDAQ's published procedures if it falls outside this range. An unlisted security for which over-the-counter market quotations are readily available is valued at the mean between the last current bid and asked prices. Debt securities (other than short-term instruments maturing within 60 days), including listed issues, are valued at market on the basis of valuations furnished by an independent pricing service, which utilize both dealer-supplied valuations and formula-based techniques. When market quotations are not readily available, any security or other asset is valued at its fair value as determined in good faith by a Fund's Board of Directors or Trustees using procedures adopted by each Fund's Board. The Funds may use pricing services to assist in the determination of market value.


A Fund will value a security at fair value when significant events that materially affect the security's price occur after the last available market price and before the Fund calculates its NAV.

Foreign securities may trade during hours and on days that the Funds are closed and NAVs are not calculated. Although a Fund's NAVmay be affected, you will not be able to purchase or redeem shares on these days.

Short-term instruments maturing within 60 days may be valued at amortized cost. The UMB Scout Tax-Free Money Market Fund and the Portfolios of the UMB Scout Money Market Fund value assets on the basis of amortized cost.

--------------------------------------------------------------------------------
PURCHASING SHARES
--------------------------------------------------------------------------------


You can buy shares directly from the Funds or through a financial services agent such as a bank, financial adviser or broker-dealer, or other institution that the Funds have authorized to sell shares. If you maintain certain accounts at UMB Bank, n.a., or another institution (such as a bank or broker-dealer) that has entered into an agreement with the UMB Scout Funds to provide services to its shareholders, you may purchase shares through your institution in accordance with its procedures. Please see "Transactions Through UMB Bank, n.a. and Other Institutions" below for more details.


PROSPECTUS, OCTOBER 31, 2003

TO OPEN AN ACCOUNT OR BUY ADDITIONAL SHARES
DIRECTLY FROM THE FUNDS, JUST FOLLOW THESE STEPS:

-----------------------------------------------------------
TO OPEN AN ACCOUNT
-----------------------------------------------------------

BY MAIL:
o Complete and sign the account application or an IRA application. If you don't complete the application properly, your purchase may be delayed or rejected.


o Make your check payable to the "UMB Scout
  Funds." The Funds do not accept cash, money orders, third party checks, travelers checks, credit card checks, checks drawn on banks outside the United States or other checks deemed to be high risk.


o For IRA accounts, please specify the year for which the contribution is made.

-----------------------------------------------------------

MAIL YOUR APPLICATION AND CHECK TO:
UMB Scout Funds
P.O. Box 1241
Milwaukee, WI 53201-1241

-----------------------------------------------------------

BY OVERNIGHT COURIER, SEND TO:
UMB Scout Funds
803 West Michigan Street
Suite A
Milwaukee, WI 53233-2301

-----------------------------------------------------------

BY TELEPHONE:
You may not make your initial purchase by telephone.

-----------------------------------------------------------

BY WIRE:
o To purchase shares by wire, the Transfer Agent must have received a completed application and issued an account number to you. Call 1-
  800-996-2862 for instructions prior to wiring the funds.

o Send your investment to UMB Bank, n.a. with these instructions:
  UMB Bank, n.a.
  ABA# 101000695
  For Credit to the UMB Scout Funds
  A/C# 9871062406
  For further credit to: investor account
  number; name(s) of investor(s); SSN or TIN;
  name of Fund
  to be purchased.

-----------------------------------------------------------
TO ADD TO AN ACCOUNT
-----------------------------------------------------------

BY MAIL:

o Complete the investment slip that is included in your account statement and write your account number on your check.


o If you no longer have your investment slip, please reference your name, account number and address on your check, and the name of the Fund(s) in which you want to invest.

o Make your check payable to the "UMB Scout
  Funds."

-----------------------------------------------------------

MAIL THE SLIP AND CHECK TO:
UMB Scout Funds
P.O. Box 1241
Milwaukee, WI 53201-1241

-----------------------------------------------------------

BY OVERNIGHT COURIER, SEND TO:
UMB Scout Funds
803 West Michigan Street
Suite A
Milwaukee, WI 53233-2301

-----------------------------------------------------------

BY TELEPHONE:
o You automatically have the privilege to purchase additional shares by telephone unless you have declined this service on your account application. You may call 1-800-996-
  2862 to purchase shares in an existing
  account.

o Investments made by electronic funds transfer must be in amounts of at least $100 and not greater than $50,000.

-----------------------------------------------------------

BY WIRE:
Send your investment to UMB Bank, n.a. by following the instructions listed in the column to the left.

                                                                 UMB SCOUT FUNDS

If your purchase request is received by the Funds' Transfer Agent or other authorized agent before close of trading on the NYSE (usually 3:00 p.m. Central
Time) on a day when the Funds are open for business, your request will be executed at that day's NAV, provided that your application is in good order. If your request is received after the close of trading, it will be priced at the next business day's NAV. Shares purchased by wire will receive the NAV next determined after the Transfer Agent receives your wired funds and all required information is provided in the wire instructions. The Funds reserve the right to modify the terms and conditions of purchase transactions at any time, without prior notice.

CUSTOMER IDENTIFICATION PROGRAM
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, your date of birth (for a natural person), your residential address or principal place of business, (as the case may be), and mailing address, if different, as well as your Taxpayer Identification Number (or Social Security Number). Additional information is required for corporations, partnerships, trusts and other entities. Applications without such information will not be considered in good order. The Funds reserve the right to deny applications or redeem your account if the application is not in good order or they are unable to verify your identity.

AUTOMATIC INVESTMENT PLAN (AIP)
To make regular investing more convenient, you can open an AIP with an initial investment of $100 and a minimum of $50 per transaction after you start your plan. Purchases made pursuant to an AIP may not exceed $50,000 per transaction. You tell us how much to invest for you every month or quarter. On the day you select (you may choose the 5th, 10th, 15th, 20th, 25th or last day of the month), that amount is automatically transferred from your checking or savings account. There is no fee for this service, but if there is not enough money in your bank account to cover the withdrawal you will be charged $20, your purchase will be cancelled, your AIPwill be terminated and you will be responsible for any resulting losses to the Funds. Your AIP will also be terminated in the event two successive mailings to you are returned by the United States Post Office as undeliverable. If this occurs, you must call or write to reinstate your AIP. You can terminate your AIP at any time by calling the Funds at least five business days before your next scheduled withdrawal date. To implement this plan, please fill out the appropriate area of your application, or call 1-800-996-2862 for assistance.


ADDITIONAL PURCHASE INFORMATION
o  The Funds no longer issue certificates for shares.

o The UMB Scout Kansas Tax-Exempt Bond Fund is only available to shareholders who reside in Kansas or Missouri.


o If your check or ACH purchase does not clear for any reason, your purchase will be cancelled. You will be responsible for any resulting losses or expenses (including a $20 fee) incurred by the Fund or the Transfer Agent. The Fund may redeem shares you own in this or another identically registered UMB Scout Funds account as reimbursement for any such losses.

o You must provide the Funds with a Social Security Number or Taxpayer Identification Number and certify that the number is correct, as well as certify that you are a United States person (including a U.S. resident alien) and that you are not subject to backup withholding before your account can be established. If you do not provide these certifications on your account application, the Fund will be required to withhold and remit to the IRS a percentage of dividends, capital gains distributions and redemptions as set forth in applicable IRS Rules and Regulations. The Fund must also withhold if the IRS instructs it to do so.


o The Funds are only offered to residents of the United States. This Prospectus should not be considered a solicitation to buy or an offer to sell shares of the Funds in any jurisdiction where it would be unlawful to do so under the securities laws of that jurisdiction.

o The Funds will not accept your application if you are investing for another person as attorney-in-fact. The Funds will not accept applications that list "Power of Attorney" or "POA" in the registration section.

PROSPECTUS, OCTOBER 31, 2003

o Once you place your order, you may not cancel or revoke it. The Funds may reject a purchase order for any reason.


TRANSACTIONS THROUGH UMB BANK, N.A. AND OTHER INSTITUTIONS. In addition to purchasing shares from the Funds, you may invest through a financial services agent such as a bank, financial adviser or broker-dealer. UMB Bank, n.a. trust customers may purchase shares through their qualified accounts and should consult with their account officer for additional information and instructions. Customers of other financial services agents should contact their account officers for appropriate purchase instructions. Please note that your financial services agent may charge transaction and other fees and may set different minimum investments or limitations on buying and selling shares than those described in the Prospectus. In addition, these intermediaries may place limits on your ability to use services the Funds offer. To determine whether you may purchase shares through your institution, contact your institution directly.


--------------------------------------------------------------------------------
REDEEMING SHARES
--------------------------------------------------------------------------------


When you purchase your shares directly from the UMB Scout Funds, you may redeem or exchange shares by the methods described below. You may also use any of these methods if you purchase your shares through an account at UMB Bank, n.a., or another financial services agent and you appear on the Funds' records as the registered account holder. These redemption instructions do not apply to Fund shares held in an omnibus account. You may redeem your shares of a Fund on any day the Fund is open for business by following the instructions below. You may elect to have redemption proceeds sent to you by check, wire or electronic funds transfer. The Funds normally pay redemption proceeds within two business days, but may take up to 15 days.


 BY MAIL

 o Send a letter of instruction that includes your account number, the Fund name, the dollar value or number of shares you want to redeem, and how and where to send the proceeds.

 o Sign the request exactly as the shares are registered. All account owners must sign.


 o   Include a Medallion signature guarantee, if necessary.


 o   Send your request to:

 REGULAR MAIL                         OVERNIGHT COURIER

 UMB Scout Funds                      UMB Scout Funds
 P.O. Box 1241                        803 West Michigan Street, Suite A
 Milwaukee, WI 53201-1241             Milwaukee, WI 53233-2301

 BY TELEPHONE

 o You automatically have the privilege to redeem shares by telephone unless you have declined this option on your account application.

 o Call 1-800-996-2862, between 7:00 a.m. and 7:00 p.m. Central Time. You may redeem as little as $500 but no more than $50,000.


Redemption requests received in "good order" before the close of the NYSE (usually 3:00 p.m. Central Time) on any day that the Funds are open for business will be processed at that day's NAV. "Good order" means that all shares are paid for, and that you have included all required documentation along with any required Medallion signature guarantees.

Please note that the Funds may require additional documents for redemptions by corporations, executors, administrators, trustees, guardians or other fiduciaries. If you have any questions about how to redeem shares, or to determine if a Medallion signature guarantee or other documentation is required, please call 1-800-996-2862.


                                                                 UMB SCOUT FUNDS

REDEMPTION FEE
Shares of the UMB Scout WorldWide Fund, UMB Scout WorldWide Select Fund and UMBScout Small Cap Fund purchased after January 1, 2004 and sold or exchanged within two months of purchase will be assessed a redemption fee of 2.00%. The redemption fee will not apply to shares purchased on or before January 1, 2004 and will not apply to shares that were acquired through the reinvestment of dividends and/or capital gains. The redemption fee will not apply to employer-sponsored retirement plans, such as 401(k) plans, but will apply to IRA accounts. The redemption fee is deducted from the proceeds of the redemption or exchange and is paid directly to the affected Fund referenced above. The redemption fee is designed to offset the costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading. If you bought shares in the Funds referenced above on different days, the shares held the longest will be redeemed first for purposes of determining whether the redemption fee applies ("first-in, first-out").

SYSTEMATIC WITHDRAWAL PLAN (SWP)
You can have shares automatically redeemed from your account on a regular basis by using our SWP. You may take systematic withdrawals of between $50 and $50,000 on a monthly or quarterly basis, on the 5th, 10th, 15th, 20th, 25th or last day of the month. The proceeds of a withdrawal can be sent to your address of record, sent by electronic transfer to your bank or invested in another UMB Scout Fund (minimum for auto-exchanges is $100). This plan may be a useful way to deal with mandatory withdrawals from an IRA. If you want to implement this plan, please fill out the appropriate area of your application or call 1-800-996-2862 for assistance.


ADDITIONAL REDEMPTION PROVISIONS
o Once we receive your order to redeem shares, you may not revoke or cancel it. We cannot accept an order to redeem that specifies a particular date, price or any other special conditions.

o If your redemption request exceeds the amount that you currently have in your account, your entire account will be redeemed. Any Fund services that you have selected, such as SWPs or AIPs, will be cancelled.

o We will not pay redemption proceeds until your shares have been paid for in full. If you paid for the shares to be redeemed with a check, the Funds may delay sending your redemption payment for up to 15 days from the date of purchase to assure the check you used to purchase your shares has cleared. You can avoid this delay by purchasing shares by a federal funds wire. Please note that this provision is intended to protect the Funds and their shareholders from loss.


o If you request that your redemption be sent via overnight delivery, we will deduct $15 from your account to cover the associated costs.


o The Funds reserve the right to suspend the redemption of Fund shares when the securities markets are closed, trading is restricted for any reason, an emergency exists and disposal of securities owned by a Fund is not reasonably practicable, a Fund cannot fairly determine the value of its net assets or the Securities and Exchange Commission permits the suspension of the right of redemption or the postponement of the date of payment of a redemption.

o Under certain circumstances, a Fund may pay your redemption "in kind." This means that the Fund may pay you in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities you receive.

REDEEMING AND EXCHANGING THROUGH UMB BANK, N.A. AND OTHER INSTITUTIONS

If you purchase your shares through an account at UMB Bank, n.a. or another financial services agent, you must redeem or exchange them in accordance with the instructions governing that account. You should direct questions regarding these types of redemptions or exchanges to your account representative. Please note that when shares are purchased through UMB Bank, n.a. or another institution, you may be charged a fee by that institution for providing services in connection with your account.


PROSPECTUS, OCTOBER 31, 2003

TELEPHONE TRANSACTIONS
o In times of drastic economic or market conditions, you may have difficulty redeeming shares by telephone. The Funds reserve the right to temporarily discontinue or limit the telephone purchase, redemption or exchange privileges at any time during such periods.

o The Funds reserve the right to refuse a telephone redemption request if it believes it is advisable to do so. The Funds use procedures reasonably designed to confirm that telephone redemption instructions are genuine. These may include recording telephone transactions, testing the identity of the caller by asking for account information and sending prompt written confirmations. The Funds may implement other procedures from time to time. If these procedures are followed, the Funds and their service providers will not be liable for any losses due to unauthorized or fraudulent instructions.


MEDALLION SIGNATURE GUARANTEES
The Funds will require the Medallion signature guarantee of each account owner to redeem shares in the following situations:


o  to change ownership on your account;

o to send redemption proceeds to a different address than is currently on the account;

o  to have the proceeds paid to someone other than the account's owner;

o to transmit redemption proceeds by federal funds wire or ACH to a bank other than your bank of record;

o  to add check-writing privileges;

o if a change of address request has been received by the Transfer Agent within the last 60 days; or

o  if your redemption is for $50,000 or more.


A Medallion signature guarantee request may not be sent by facsimile.

The Funds require Medallion signature guarantees to protect both you and the Funds from possible fraudulent requests to redeem shares. You can obtain a Medallion signature guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. A notary public is not an acceptable signature guarantor.

SMALL ACCOUNTS. All UMB Scout Funds account owners share the high cost of maintaining accounts with low balances. To reduce this cost, the Funds reserve the right to close an account when your account balance falls below $1,000 (or the specified account minimum investment) for reasons other than a change in the market value. We will notify you in writing before we close your account, and you will have 60 days to add additional money to bring the balance up to $1,000. This provision does not apply to retirement plan accounts, active AIPs or UGMA/UTMA accounts.


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EXCHANGING SHARES
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FUND TO FUND EXCHANGE. You may exchange shares in one Fund for shares in another UMB Scout Fund in writing or by calling the Transfer Agent at 1-800-996-2862 between 7:00 a.m. and 7:00 p.m. Central Time. The minimum amount you may exchange is $1,000 (or the initial minimum investment requirement).

The following additional rules and guidelines apply:

     o    each account must be registered identically;

     o you must meet the Fund's initial and subsequent investment minimums; the shares of the account you are exchanging in/out of must have a value of at least $2,500 when initiating an automatic exchange;




     o you may only exchange into Funds that are legally available for sale in your state. The UMB Scout Kansas Tax-Exempt Bond Fund is only available to residents of Kansas and Missouri.

                                                                 UMB SCOUT FUNDS

If your order is received before close of trading on the NYSE (usually 3:00 p.m. Central Time) it will be processed at that day's NAV. Please note that the exchange of shares results in the sale of one Fund's shares and the purchase of another Fund's shares. As a result, an exchange could result in a gain or loss and be a taxable event for you. The Funds may change or temporarily suspend the exchange privilege during unusual market conditions.

AUTOMATIC EXCHANGES
You can authorize automatic monthly exchanges ranging from $100 to $50,000 from one UMB Scout Funds account to another identically registered UMB Scout Funds account. The exchange will take place on the 5th, 10th, 15th, 20th, 25th or last day of the month, as selected by you. Exchanges will continue until all shares have been exchanged or until you terminate the service. You must own shares in an open account valued at $2,500 or more when you first authorize monthly exchanges. To implement this plan, please fill out the appropriate area of your application, or call 1-800-996-2862 for assistance.

MARKET-TIMING. The Funds believe that market-timing strategies may adversely affect the Funds and their shareholders. Therefore, the Funds generally will not honor requests for purchases or exchanges by shareholders who identify themselves or are identified by the Funds as "market timers." Market timers are investors who repeatedly make purchases or exchanges within a short period of time. The Funds reserve the right to suspend, limit or terminate the purchase or exchange privilege of any investor who appears to be employing a market-timing strategy. Additionally, the Funds will consider the dollar amount of the transactions in question in their assessment of whether an investor is employing a market-timing strategy.


MAKING CHANGES TO YOUR ACCOUNT
You may call or write us to make changes to your account.


NAME CHANGES. If your name has changed due to marriage or divorce, send us a letter of instruction signed with both your old and new names. Include a certified copy of your marriage certificate or divorce decree, as applicable, or have your signatures Medallion guaranteed.


ADDRESS CHANGES. The easiest way to notify us is to return the stub from a recent confirmation or statement. You can also call the Transfer Agent with any changes at 1-800-996-2862.


TRANSFER OF ACCOUNT OWNERSHIP. Send us a letter including your account number, number of shares or dollar amount that are being transferred along with the name, date of birth, address and Social Security Number of the person to whom the shares are being transferred. The letter must be signed by all living registered owners. You will also need to include a Medallion signature guarantee. Corporations, businesses and trusts may have to provide additional documents. In order to avoid delays in processing account transfers, please call the Transfer Agent at 1-800-996-2862 to determine what additional documents are required.


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SPECIAL FEATURES AND SERVICES
--------------------------------------------------------------------------------

RETIREMENT ACCOUNT OPTIONS

The Funds offer a variety of retirement accounts for which UMB Bank, n.a. serves as trustee or custodian. These accounts may offer tax advantages. For information on establishing retirement accounts, please call 1-800-996-2862. You should consult with your legal and/or tax adviser before you establish a retirement account.

The UMB Scout Funds currently offer the following kinds of retirement plans:


     o  Traditional IRA (including spousal IRA)

     o  Rollover IRA

     o  Roth IRA

     o  SEP-IRA

     o  Coverdell Education Savings Account

PROSPECTUS, OCTOBER 31, 2003

ACH TRANSACTIONS
If you would like to purchase shares electronically or have redemption proceeds sent directly to your bank account, you must first have certain bank account information on file with us so that funds can be transferred electronically between your mutual fund and bank accounts. There is no charge to you for this procedure. You can establish this privilege by filling out the appropriate section of your account application. If you did not select the electronic purchase or redemption options on your original application, call us at 1-800-996-2862. Subsequent ACH transactions placed by telephone must be for at least $100 and may not exceed $50,000.

AUTOMATED TELEPHONE SERVICE

The Funds offer 24-hour, seven days a week access to Fund and account information via a toll-free line. The system provides total returns, share prices and price changes for the Funds and gives you account balances and history (e.g., last transaction, portfolio manager perspective and latest dividend distribution). To access the automated system, please call 1-800-996-2862.

WEB SITE
You can obtain the most current Prospectus and shareholder reports for the Funds, as well as current performance information, applications and other Fund information by visiting the Funds' web site at www.umbscoutfunds.com.





CHECK WRITING
This service is available if you own shares of the UMB Scout Money Market Fund or the UMB Scout Tax-Free Money Market Fund. Check writing allows you to redeem shares of a Fund by writing a check. Each check must be for an amount of at least $500 up to $50,000. To select this option, please complete the appropriate section when filling out your application. You will receive special checks from the Funds' Transfer Agent. If you did not select the check writing option at the time you filled out your original application, please call 1-800-996-2862 for assistance.

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OTHER SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


SHAREHOLDER COMMUNICATIONS
CONFIRMATIONS. You will receive a confirmation each time you buy, sell or exchange Fund shares. AIP participants receive quarterly confirmations of all automatic transactions. Please review your confirmation and notify us immediately if there are any discrepancies in the information.


QUARTERLY AND ANNUAL STATEMENTS. You will receive a quarterly statement listing all distributions, purchases and redemptions of UMB Scout Fund shares for the preceding calendar quarter. Your December statement will include a listing of all transactions for the entire year.


SEMIANNUAL AND ANNUAL REPORTS. The Funds send Semiannual and Annual Reports to their shareholders. These reports provide financial information on your investments and give you a "snapshot" of the Funds' portfolio holdings at the end of their semiannual and fiscal year periods. Additionally, the Annual Report discusses the factors that materially affected the Funds' performance for their most recently completed fiscal year, including relevant market conditions and the investment strategies and techniques that were used.


PROSPECTUS. Each year, the Funds will send all shareholders a new Prospectus. Please read the Prospectus and keep it for future reference.

FORM 1099. Each year you will receive a Form 1099-DIV, showing the source of distributions for the preceding year, and a Form 1099-B showing shares you sold during the year.

FORM 5498. If you contributed to an IRA during the year you will receive a Form 5498 verifying your contribution.

                                                                 UMB SCOUT FUNDS

HOUSEHOLDING

To help lower the Funds' expenses, we attempt to eliminate duplicate mailings of Prospectuses, Annual and Semiannual Reports to shareholders. When two or more Fund shareholders have the same last name and address, we may send just one copy of a Prospectus, Annual or Semiannual Report to that address rather than mailing separate documents to each shareholder. You can elect to receive individual copies of these regulatory mailings at any time by calling 1-800-996-2862. The Funds will begin sending you individual copies of these regulatory mailings within 30 days after your request.

TRANSACTIONS THROUGH FINANCIAL SERVICES AGENTS AND SUB-AGENTS
The Funds may authorize one or more brokers or other financial services agents or sub-agents to accept purchase, redemption and exchange orders on the Funds' behalf. In these cases, a Fund will be deemed to have received an order when an authorized financial services agent or sub-agent accepts the order, and your order will be priced at the Fund's NAV next computed after it is received in good order by the financial services agent or sub-agent. The Funds have agreed to allow some service providers to enter purchase orders for their customers by telephone, with payment to follow. Designated financial services agents and sub-agents are contractually obligated and responsible for transmitting orders that are accepted by them prior to the close of trading on the NYSE (usually 3:00 p.m. Central Time) and payment for the purchase of shares to the Transfer Agent within the time period agreed upon by them. If payment is not received within the time specified, your transaction may be cancelled, and the financial services agent will be held responsible for any resulting fees or losses.


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DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS
Each Fund intends to distribute virtually all of its net investment income and net realized capital gains at least once a year. The Funds will automatically reinvest your dividends and capital gains distributions in additional Fund shares unless you elect to have them paid to you in cash. If you elect to have your distributions paid in cash, the Funds will send a check to your address of record.

A dividend from net investment income represents the income a Fund earns from dividends and interest received on its investments, after payment of the Fund's expenses. A capital gain arises from the increase in the value of a security that a Fund holds. A Fund's gain is "unrealized" until it sells a portfolio security. Each realized capital gain is either short-term or long-term, depending on whether the Fund held the security for one year or less or more than one year.

The UMB Scout Stock Fund, UMB Scout Stock Select Fund, UMB Scout Equity Index Fund, UMB Scout Small Cap Fund, UMB Scout WorldWide Fund, UMB Scout WorldWide Select Fund, UMB Scout Technology Fund, UMB Scout Energy Fund and UMB Scout Balanced Fund will pay substantially all of their net investment income semi-annually, usually in June and December. Substantially all of any net capital gains realized will be distributed annually by December 31.

The UMB Scout Bond Fund and the UMB Scout Kansas Tax-Exempt Bond Fund will declare a dividend every business day, equal to substantially all of such Fund's undistributed net investment income which is pro-rated daily among the shares eligible to receive it. Daily dividends are accumulated and paid monthly. Substantially all of any net capital gains realized will be distributed annually by December 31.

The UMB Scout Tax-Free Money Market Fund and each Portfolio of the UMB Scout Money Market Fund will declare a dividend every business day, equal to substantially all of their undistributed net investment income which is pro-rated daily among the shares eligible to receive it. Daily dividends are accumulated and paid monthly. These Funds' policies relating to maturities make it unlikely that they will have capital gains or losses.

PROSPECTUS, OCTOBER 31, 2003

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BUYING A DIVIDEND. Unless you invest in a tax-deferred retirement account (such as an IRA), it is not to your advantage to buy shares of a Fund shortly before it makes a distribution. This is known as "buying a dividend." Buying a dividend can cost you money in taxes because you will receive, in the form of a taxable distribution, a portion of the money you just invested (even if you elected to have it reinvested in additional Fund shares). To avoid "buying a dividend," check a Fund's distribution schedule before you invest by calling 1-800-996-2862.
--------------------------------------------------------------------------------


TAXES
In general, Fund distributions are taxable to you (unless your investment is through a tax-deferred retirement plan such as an IRA), as either ordinary income or capital gain. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable as long-term capital gains no matter how long you have owned your shares. A portion of the income dividends paid to you by the Fund may be qualified dividends eligible for taxation at long-term capital gain rates, provided certain holding period requirements are met.

In general, when you redeem your shares of a Fund, you may realize a capital gain or loss. For tax purposes, an exchange of your Fund shares for shares of a different UMB Scout Fund is the same as a redemption. The individual tax rate on any gain from the redemption or exchange of your Fund shares depends on your marginal tax bracket and on how long the shares have been held. However, because the UMB Scout Money Market Fund (Federal and Prime Portfolios) and the UMB Scout Tax-Free Money Market Fund expect to maintain a $1.00 NAV per share, investors in these Funds should not have any gain or loss on the redemption of such shares.

ADDITIONAL INFORMATION ABOUT THE UMB SCOUT KANSAS TAX-EXEMPT BOND FUND AND THE UMB SCOUT TAX-FREE MONEY MARKET FUND. Distributions from the UMB Scout Kansas Tax-Exempt Bond Fund and the UMB Scout Tax-Free Money Market Fund will consist primarily of exempt-interest dividends from interest earned on municipal securities. In general, exempt-interest dividends are exempt from federal income tax. However, these Funds may invest a portion of their assets in securities that pay income that is not tax-exempt. Fund distributions from such income are taxable to you as ordinary dividends.


Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

Exempt-interest dividends paid by the UMB Scout Kansas Tax-Exempt Bond Fund and the UMB Scout Tax-Free Money Market Fund are taken into account when determining the taxable portion of an investor's Social Security or railroad retirement benefits. These Funds may invest a portion of their assets in private activity bonds. The income from these bonds will be a preference item when determining an investor's Alternative Minimum Tax.

Exempt-interest dividends from interest earned on municipal securities of a state, or of its political subdivisions, generally will be exempt from that state's personal income taxes. Most states, however, do not grant tax-free treatment to interest on investments in municipal securities of other states.

Many states grant tax-free status to dividends paid from interest earned on direct obligations of the United States government, subject to certain restrictions.

Fund distributions and gains from the redemption or exchange of your Fund shares generally will be subject to state and local income tax. Any foreign taxes paid by the UMB Scout WorldWide Fund and the UMB Scout WorldWide Select Fund on their investments may be passed through to you as a foreign tax credit. Non-United States investors may be subject to United States withholding and estate tax, and are subject to special United States tax certification requirements.


This tax information provides only a general overview. It does not apply if you invest in a tax-deferred retirement account such as an IRA. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in a Fund.


                                                                 UMB SCOUT FUNDS

                      This page left blank intentionally.

UMB SCOUT FUNDS
100% No-Load Mutual Funds

 Stock Fund (UMBSX)
 Stock Select Fund (UMBOX)
 Equity Index Fund (UMBQX)
 Small Cap Fund (UMBHX)
 WorldWide Fund (UMBWX)
 WorldWide Select Fund (UWWSX)
 Technology Fund (UMBCX)
 Energy Fund (UMBEX)
 Balanced Fund (UMBLX)
 Bond Fund (UMBBX)
 Kansas Tax-Exempt Bond Fund (UMBKX)
 Money Market Fund - Federal Portfolio (UMFXX)
 Money Market Fund - Prime Portfolio (UMPXX)
 Tax-Free Money Market Fund (UMTXX)

 *Available only to residents of Kansas and Missouri.

SEC REGISTRATION NUMBERS
811-3557  Stock Fund
811-3557  Stock Select Fund
811-09813  Equity Index Fund
811-09813  Small Cap Fund
811-7472  WorldWide Fund
811-7472  WorldWide Select Fund
811-09813  Technology Fund
811-09813  Energy Fund
811-7323  Balanced Fund
811-3558  Bond Fund
811-08513  Kansas Tax-Exempt Bond Fund
811-3528   Money Market Fund
811-3556   Tax-Free Money Market Fund

                                   [LOGO](R)
                               UMB | SCOUT FUNDS
                                 P.O. Box 1241
                            Milwaukee, WI 53201-1241

                            -----------------------
                             TOLL FREE 800-996-2862
                            -----------------------

                             www.umbscoutfunds.com

               "UMB," "Scout" and the Scout design are registered
                  service marks of UMB Financial Corporation.

INVESTMENT ADVISER AND MANAGER
 Scout Investment Advisors, Inc.
 Kansas City, Missouri

AUDITORS
 BKD, LLP
 Kansas City, Missouri

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 Philadelphia, Pennsylvania

CUSTODIAN
 UMB Bank, n.a.
 Kansas City, Missouri

DISTRIBUTOR
 UMB Distribution Services, LLC
 Milwaukee, Wisconsin

TRANSFER AGENT
 UMB Fund Services, Inc.
 Milwaukee, Wisconsin

ADDITIONAL INFORMATION

The Statement of Additional Information ("SAI") contains additional information about the Funds and is incorporated by reference into this Prospectus. The Funds' Annual and Semiannual Reports to shareholders contain additional information about the Funds' investments. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.


You may obtain a free copy of these documents by contacting the Funds by telephone, mail or e-mail as provided on this page. You also may call the toll-free number provided to request other information about the Funds and to make shareholder inquiries.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available in the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, DC 20549-0102.

                                                                     UMB S000044

 SC-401-1003

                               UMB | SCOUT FUNDS


                          ---------------------------
                          PROSPECTUS OCTOBER 31, 2003
                          ---------------------------


                                MONEYMARKET FUND
                           FEDERAL PORTFOLIO (UMFXX)
                            PRIME PORTFOLIO (UMPXX)

                           TAX-FREE MONEYMARKET FUND
                                    (UMTXX)

SHARES OF THE FUNDS HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED ON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                                                                  ------------
                                                                   OPPORTUNITY
                                                                  ------------
                                                                  ------------
                                                                     BEYOND
                                                                  ------------
                                                                  ------------
                                                                    TOMORROW
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THE UMB SCOUT FUNDS PRIVACY NOTICE
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The UMB Scout Funds are committed to the belief that maintaining the confidentiality of our shareholders' information is at the core of our relationship with our shareholders. We promise that we will protect your confidential information as set forth in this Privacy Policy.

INFORMATION WE COLLECT
The UMB Scout Funds collect and retain information about you only when we reasonably believe that the information will assist us in managing your accounts. One of the main reasons we collect certain information is to protect your account and to identify you when we conduct transactions for you. The information will also be used to comply with certain laws and regulations that may apply to us and to help us understand your financial needs as we design or improve our products and services. We will also use your information to administer your account and transactions and to provide you with products and services that will best assist you. We collect nonpublic personal information about you from the following sources:


  o your application or other forms, correspondence or conversations (examples include name, date of birth, address and Social Security Number); and


  o  your transactions with us (examples include account activity and balances).

INFORMATION WE DISCLOSE
We understand that you expect the personal information you have entrusted to us to be handled with great care. We may share nonpublic personal information with our affiliates when processing transactions or managing accounts on your behalf. The types of affiliated third parties with whom we share information include investment advisers and transfer agents. This includes information such as name, address, Social Security Number, account activity and account balances.

The UMB Scout Funds do not disclose nonpublic personal information about our shareholders to nonaffiliated third parties, except as permitted by applicable law. In compliance with applicable laws, we may share nonpublic personal information with nonaffiliated third parties that perform services on our behalf or to other financial institutions with which we have joint marketing agreements. In all cases, your information is strictly protected. Each agreement requires that service providers keep the information strictly confidential and use it only for the purpose for which it was intended. We may also provide information in response to a subpoena, to prevent fraud or to comply with an inquiry by a government agency or regulator.

The personal information of former shareholders is treated in the same manner as the information of current shareholders.

CONFIDENTIALITY AND SECURITY
The UMB Scout Funds restrict access to nonpublic personal information about you to those employees who need to know the information in order to provide products and services to you. We maintain physical, electronic and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

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PROSPECTUS                                                      OCTOBER 31, 2003
--------------------------------------------------------------------------------
                                                        TOLL-FREE 1-800-996-2862


UMB SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO
UMB SCOUT MONEY MARKET FUND - PRIME PORTFOLIO
UMB SCOUT TAX-FREE MONEY MARKET FUND

INVESTMENT ADVISER AND MANAGER:     DISTRIBUTOR:
SCOUT INVESTMENT ADVISORS, INC.     UMB DISTRIBUTION SERVICES, LLC
Kansas City, Missouri               Milwaukee, Wisconsin

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TABLE OF CONTENTS
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                                                                       Page
INFORMATION ABOUT THE FUNDS
 Investment Objectives and Principal Investment Strategies ............  2
 Principal Risk Factors ...............................................  3
 Past Performance .....................................................  4
 Fees and Expenses ....................................................  6
 Investment Adviser and Manager .......................................  7
 Financial Highlights .................................................  8

BUYING, REDEEMING AND EXCHANGING SHARES
 Before You Invest .................................................... 10
 Purchasing Shares .................................................... 11
 Redeeming Shares ..................................................... 14
 Exchanging Shares .................................................... 16
 Special Features and Services ........................................ 17
 Other Shareholder Information ........................................ 18
 Dividends, Distributions and Taxes ................................... 19

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INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES
--------------------------------------------------------------------------------

UMB SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO AND PRIME PORTFOLIO
--------------------------------------------------------------------------------
 OBJECTIVE: MAXIMUM INCOME CONSISTENT WITH SAFETY OF PRINCIPAL AND LIQUIDITY. PRINCIPAL RISKS: FIXED-INCOME RISKS.
--------------------------------------------------------------------------------

The UMB Scout Money Market Fund offers shares of two separate portfolios. The Federal Portfolio only invests in United States government securities, while the Prime Portfolio may also invest in other money market securities. Each Portfolio seeks to maintain a constant net asset value of $1.00 per share. The Portfolios pursue their objective by investing in high-quality, short-term debt instruments. Each Portfolio will maintain a weighted average maturity of 90 days or less.

HOW DO THE PORTFOLIOS OF THE UMB SCOUT MONEY MARKET FUND CHOOSE SECURITIES IN WHICH TO INVEST? The Portfolios select only high-quality, short-term obligations in which to invest. Examples of these securities follow.

 FEDERAL PORTFOLIO - Only invests in the following United States government securities:

  o Direct obligations of the United States government, such as Treasury bills, notes and bonds.

  o Obligations of United States government agencies and instrumentalities which are secured by the full faith and credit of the United States Treasury; or which are secured by the right of the issuer to borrow from the Treasury; or are supported by the credit of the government agency or instrumentality itself.

   The Federal Portfolio may also invest in the above types of securities subject to repurchase agreements entered into with the seller of the issues.

 PRIME PORTFOLIO - In addition to the securities eligible for purchase by the Federal Portfolio, the Prime Portfolio may also invest in:

  o Domestic short-term obligations issued by larger United States commercial banks and Savings and Loan Associations which are members of the Federal Deposit Insurance Corporation, or holding companies of such banks and savings and loans.

  o Short-term obligations issued by companies that meet the high credit-quality standards of the Portfolio.

Investments in the Portfolios of the UMB Scout Money Market Fund are not deposits in UMB Bank, n.a. or its affiliates and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund's Portfolios.

UMB SCOUT TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------
 OBJECTIVE: HIGHEST LEVEL OF INCOME EXEMPT FROM FEDERAL INCOME TAX CONSISTENT
            WITH QUALITY AND MATURITY STANDARDS.
 PRINCIPAL RISKS: FIXED-INCOME RISKS, MUNICIPAL RISKS, TAX RISKS.
--------------------------------------------------------------------------------

In addition to its stated investment objective, the UMB Scout Tax-Free Money Market Fund further seeks to maintain a stable net asset value of $1.00 per share.

HOW DOES THE UMB SCOUT TAX-FREE MONEY MARKET FUND CHOOSE SECURITIES IN WHICH TO INVEST? As a tax-free money market fund, the Fund invests primarily in high-quality, short-term debt obligations that are exempt from federal income tax. Normally, the Fund will invest at least 80% of its net assets in securities that are exempt from federal income tax. The Fund may invest any remaining balance in taxable money market instruments, on a temporary

--------------------------------------------------------------------------------
THE SHARES OFFERED BY THIS PROSPECTUS ARE NOT DEPOSITS OR OBLIGATIONS OF, NOR GUARANTEED BY, UMB BANK, N.A. OR ANY OTHER BANKING INSTITUTION. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER UNITED STATES GOVERNMENT AGENCY. THESE SHARES INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL INVESTED.
--------------------------------------------------------------------------------
                                                                 UMB SCOUT FUNDS
basis, when the Adviser believes it is in the best interest of shareholders. Such taxable instruments include obligations of the United States government, its agencies and instrumentalities; certain certificates of deposit and bankers acceptances; or certain commercial paper.


An investment in the UMB Scout Tax-Free Money Market Fund is not a deposit in UMB Bank, n.a. or its affiliates and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. Income from the Fund may be subject to the federal alternative minimum tax, as well as state and local taxes.


--------------------------------------------------------------------------------
PRINCIPAL RISK FACTORS
--------------------------------------------------------------------------------

As with any mutual fund, there is a risk that you could lose money by investing in the Funds.

FIXED-INCOME RISKS
Yields and principal values of debt securities (bonds) will fluctuate. Generally, values of debt securities change inversely with interest rates. As interest rates go up, the value of debt securities tends to go down. As a result, the value of the Funds may go down. Furthermore, these fluctuations tend to increase as a bond's time to maturity increases, so a longer-term bond will decrease more for a given increase in interest rates than a shorter-term bond.

An issuer of fixed-income securities may be unable to make interest payments and repay principal. Changes in an issuer's financial strength or in a security's credit rating may affect a security's value and, thus, impact Fund performance.

The amount of dividends paid by fixed-income funds to you will vary depending on the amount of income they earn on their investments. It is possible an issuer of a debt security owned by one of the Funds could default on interest and/or principal payments that are payable to a Fund.

With respect to United States government securities, there can be no assurance that the United States government will provide financial support to United States government-sponsored agencies or instrumentalities where it is not obligated to do so by law.

While each UMB Scout Money Market Fund seeks to preserve the value of your investment at $1.00 per share, the yields earned by the UMB Scout Money Market Funds will fluctuate. The yield and principal value of money market instruments are sensitive to short-term lending conditions, and it is possible that an issuer may default. Investments in the UMB Scout Money Market Funds are not insured or guaranteed by the FDIC or any government agency.

MUNICIPAL RISKS
Investments in the UMB Scout Tax-Free Money Market Fund are also subject to risks associated with investments in municipal securities. Municipal obligations that a Fund purchases may be backed by letters of credit issued by banks and other financial institutions. Adverse developments affecting banks could have a negative effect on a Fund's portfolio securities. Municipal obligations which a Fund may acquire include municipal lease obligations which are issued by a state or local government to acquire land and a wide variety of equipment and facilities. If the funds are not appropriated for the following year's lease payments, the lease may terminate, with the possibility of default on the lease obligation and significant loss to a Fund.

PROSPECTUS, OCTOBER 31, 2003

TAX RISKS


The UMB Scout Tax-Free Money Market Fund may be more adversely impacted by changes in tax rates and policies than the Portfolios of the UMB Scout Money Market Fund. Because interest income on municipal obligations is normally not subject to regular federal income taxation, the attractiveness of municipal obligations in relation to other investment alternatives is affected by changes in federal income tax rates applicable to, or the continuing tax-exempt status of, such interest income. Any proposed or actual changes in such rates or exempt status can therefore significantly affect the demand for and supply, liquidity and marketability of municipal obligations, which could in turn affect the Funds' ability to acquire and dispose of municipal obligations at desirable yield and price levels.

Investments in tax-exempt securities pose additional risks. In many cases, the Internal Revenue Service has not ruled on whether the interest received on a tax-exempt obligation is tax-exempt, and accordingly, purchases of these securities are based on the opinion of bond counsel to the issuers at the time of issuance. The Fund and the Adviser rely on these opinions and will not review the basis for them.


--------------------------------------------------------------------------------
PAST PERFORMANCE
--------------------------------------------------------------------------------

The bar charts and tables on the following pages provide an indication of the risks of investing in the Funds. The bar charts show how each Fund's returns have changed from year to year. The tables show how each Fund's average annual returns for certain periods compare with those of one or more broad market benchmarks. The tables include all expenses of the Funds and assume that all dividends and capital gains distributions have been reinvested. Keep in mind that past performance (before and after taxes) is not necessarily an indication of how a Fund will perform in the future.

                                                                 UMB SCOUT FUNDS

--------------------------------------------------------------------------------
UMB SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR

--------------------------------------------------------------------------------
93    2.71
94    3.75
95    5.54
96    4.97
97    5.09
98    5.04
99    4.66
00    5.91
01    3.62
02    1.19
--------------------------------------------------------------------------------

During the period shown in the chart above the Fund's highest quarterly return was 1.53% (quarter ended September 30, 2000) and the Fund's lowest quarterly return was 0.25% (quarter ended December 31, 2002).

Year-to-Date Return (through September 30, 2003): 0.48%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                       1 YEAR         5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Money Market Fund -
  Federal Portfolio ..........          1.19%          4.07%          4.24%
Salomon Smith Barney
  3-Month Treasury
  Bill Index .................          1.70%          4.30%          4.51%
--------------------------------------------------------------------------------
You may call 1-800-996-2862 to obtain the current 7-day yield of the Federal Portfolio.

--------------------------------------------------------------------------------
UMB SCOUT MONEY MARKET FUND - PRIME PORTFOLIO
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR
--------------------------------------------------------------------------------
93    2.75
94    3.80
95    5.59
96    5.03
97    5.17
98    5.14
99    4.76
00    6.05
01    3.63
02    1.23
--------------------------------------------------------------------------------

During the period shown in the chart above the Fund's highest quarterly return was 1.56% (quarter ended December 31, 2000) and the Fund's lowest quarterly return was 0.26% (quarter ended December 31, 2002).

Year-to-Date Return (through September 30, 2003): 0.50%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                       1 YEAR         5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Money Market Fund -
  Prime Portfolio ............          1.23%          4.15%          4.31%
Salomon Smith Barney
  3-Month Treasury
  Bill Index .................          1.70%          4.30%          4.51%
--------------------------------------------------------------------------------
You may call 1-800-996-2862 to obtain the current 7-day yield of the Prime Portfolio.

--------------------------------------------------------------------------------
UMB SCOUT TAX-FREE MONEY MARKET FUND
--------------------------------------------------------------------------------

ANNUAL TOTAL RETURN AS OF DECEMBER 31 OF EACH YEAR
--------------------------------------------------------------------------------
93    2.00
94    2.40
95    3.31
96    2.99
97    3.12
98    2.94
99    2.72
00    3.59
01    2.19
02    0.83
--------------------------------------------------------------------------------

During the period shown in the chart above the Fund's highest quarterly return was 0.93% (quarter ended December 31, 2000) and the Fund's lowest quarterly return was 0.19% (quarter ended March 31, 2002).

Year-to-Date Return (through September 30, 2003): 0.37%

AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2002
--------------------------------------------------------------------------------
                                       1 YEAR         5 YEARS       10 YEARS
--------------------------------------------------------------------------------
Tax-Free Money Market
  Fund .......................          0.83%          2.45%          2.61%
Salomon Smith Barney
  3-Month Treasury
  Bill Index .................          1.70%          4.30%          4.51%
--------------------------------------------------------------------------------
You may call 1-800-996-2862 to obtain the current 7-day yield of the UMB Scout Tax-Free Money Market Fund.

PROSPECTUS, OCTOBER 31, 2003

--------------------------------------------------------------------------------
FEES AND EXPENSES
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you may pay if you buy and hold shares of the different Funds.

--------------------------------------------------------------------------------
                                                                    UMB Scout
                                                     UMB Scout       Tax-Free
                                                 Money Market Fund    Money
                                                 Federal    Prime     Market
                                                Portfolio Portfolio    Fund
--------------------------------------------------------------------------------
SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)
  Maximum Sales Charge (Load)
    Imposed on Purchases .......................   None      None      None
  Maximum Deferred Sales Charge (Load) .........   None      None      None
  Maximum Sales Charge (Load) Imposed
    on Reinvested Dividends ....................   None      None      None
  Redemption Fee ...............................   None      None      None
  Exchange Fee .................................   None      None      None
--------------------------------------------------------------------------------

ANNUAL FUND OPERATING EXPENSES
(EXPENSES DEDUCTED FROM FUND ASSETS)
  Management Fees ..............................   .50%      .50%      .50%
  Distribution (12b-1) Fees ....................   None      None      None
  Other Expenses................................   .01%      None      .01%
                                                 ------    ------    ------
  Total Annual Fund Operating Expenses..........   .51%      .50%      .51%
--------------------------------------------------------------------------------


EXAMPLES
The following examples are intended to help you compare the cost of investing in the Funds with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a Fund for the time periods indicated and then redeem all your shares at the end of those periods. The examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:


--------------------------------------------------------------------------------
                                                                    UMB Scout
                                                     UMB Scout       Tax-Free
                                                 Money Market Fund    Money
                                                 Federal    Prime     Market
                                                Portfolio Portfolio    Fund
--------------------------------------------------------------------------------
1 Year..........................................    $52       $51       $52
3 Years.........................................   $164      $160      $164
5 Years.........................................   $285      $280      $285
10 Years........................................   $640      $628      $640
--------------------------------------------------------------------------------


                                                                 UMB SCOUT FUNDS

--------------------------------------------------------------------------------
INVESTMENT ADVISER AND MANAGER
--------------------------------------------------------------------------------

Scout Investment Advisors, Inc. (the "Adviser") is each Fund's Manager and Investment Adviser. The Adviser is a wholly-owned subsidiary of UMB Bank, n.a. ("UMB") and was formed as a federally registered investment advisory subsidiary of UMB solely for the purpose of managing the UMBScout Funds. The Adviser and UMBare each located at 1010 Grand Boulevard, Kansas City, Missouri. The Adviser maintains an experienced portfolio management and investment analysis and research staff. As of September 30, 2003, UMB and the Adviser were collectively responsible for managing in excess of $12 billion in client assets.

James L. Moffett has been the Chief Investment Officer at UMB and Chairman of Scout Investment Advisors, Inc. since September 2003. In this capacity, Mr. Moffett oversees the operation of the UMB Scout Funds. He has been at UMB (previously Commercial National Bank) since 1979 and has over 34 years of investment management experience.

UMB SCOUT MONEY MARKET FUND (FEDERAL PORTFOLIO AND PRIME PORTFOLIO)
J. Eric Kelley is the lead portfolio manager of the UMB Scout Money Market Fund and has served as such since July 2001. Mr. Kelley joined UMB in 1995 and has over 11 years of investment experience. Mr. Kelley received his undergraduate degree Cum Laude from the University of Kansas and earned his graduate degree from Baker University. Mr. Kelley has been employed by the Adviser since May 2001.

Richard Campbell is the assistant portfolio manager of the UMB Scout Money Market Fund. Mr. Campbell joined UMB in 2001 and the Adviser in 2002. Before joining UMB, he was employed at Commerce Bank from 1999-2001. Prior to that he was a full-time student at the University of Missouri from 1997-1999, where he earned his undergraduate degree in Business Administration.

UMB SCOUT TAX-FREE MONEY MARKET FUND
J. Eric Kelley is the lead portfolio manager of the UMB Scout Tax-Free Money Market Fund and has served as such since 1996. Mr. Kelley joined UMB in 1995 and has over 11 years of investment experience. Mr. Kelley received his undergraduate degree Cum Laude from the University of Kansas and earned his graduate degree from Baker University. Mr. Kelley has been employed by the Adviser since May 2001.

Richard Campbell is the assistant portfolio manager of the UMB Scout Tax-Free Money Market Fund. Mr. Campbell joined UMB in 2001 and the Adviser in 2002. Before joining UMB, he was employed at Commerce Bank from 1999-2001. Prior to that he was a full-time student at the University of Missouri from 1997-1999, where he earned his undergraduate degree in Business Administration.

As Manager, Scout Investment Advisors, Inc. provides or pays the cost of all management, supervisory and administrative services required in the normal operation of the Funds. This includes investment management, shareholder servicing, custody and directors, legal and independent auditor fees. Not considered normal operating expenses and therefore payable by the Funds are brokerage, interest, taxes, fees and other charges of governments and their agencies, including qualifying the Fund s' shares for sale, director and officer insurance policy premiums and extraordinary expenses (including expenses arising out of anticipated or actual litigation or administrative proceedings).

The Adviser employs UMB Fund Services, Inc. at its own expense to provide a shareholder accounting system and transfer agency services. UMB Fund Services, Inc. is a wholly-owned subsidiary of UMB Financial Corporation and an affiliate of the Adviser. UMB Distribution Services, LLC, a wholly-owned subsidiary of UMB Fund Services, Inc., acts as the Funds' distributor. UMB Fund Services, Inc. is a mutual fund service provider that was founded in 1990.

The UMB Scout Money Market Fund and UMB Scout Tax-Free Money Market Fund each pay the Adviser a management fee at the annual rate of 50/100 of one percent (0.50%) of average daily net assets. These fees are computed daily and paid monthly.

Each Fund's Management Agreement limits the liability of the Adviser, as well as its officers, directors and personnel, to acts or omissions involving willful malfeasance, bad faith, gross negligence or reckless disregard of their duties.

The Adviser, from its own resources, may compensate its affiliates for marketing, shareholder servicing, recordkeeping and/or other services performed with respect to the Funds' shares. This includes a fee paid to UMB Scout Brokerage Services, Inc. on the UMB Scout Fund shares held in customer accounts at UMB Scout Brokerage Services, Inc. for services rendered.

PROSPECTUS, OCTOBER 31, 2003

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
Per share income and capital changes for a share outstanding throughout the period.

The financial highlights tables are intended to help you understand the Funds' financial performance for the past five years pertaining to the UMB Scout Money Market Fund (Federal and Prime Portfolios) and the UMB Tax-Free Money Market Fund. Certain information reflects financial results for a single share. The total returns in the tables represent how much an investor would have earned
(or lost) on an investment in the Funds (assuming reinvestment of all dividends and distributions). This information has been audited by BKD, LLP, whose report, along with the Funds' financial statements, are included in the Annual Report, which is available upon request.

UMB SCOUT MONEY MARKET FUND
--------------------------------------------------------------------------------
                                             FOR THE PERIODS ENDED JUNE 30,
                                           2003   2002    2001   2000    1999
--------------------------------------------------------------------------------
FEDERAL PORTFOLIO
Net asset value, beginning of period..... $1.00   $1.00  $1.00   $1.00  $1.00
                                        ----------------------------------------
  Income from investment operations:
  ----------------------------------
     Net investment income...............  0.01    0.02   0.05    0.05   0.05
                                        ----------------------------------------
  Distributions from:
  -------------------
     Net investment income...............(0.01)  (0.02) (0.05)  (0.05) (0.05)
                                        ----------------------------------------
Net asset value, end of period........... $1.00   $1.00  $1.00   $1.00  $1.00
                                        ========================================
Total return............................. 0.92%   1.91%  5.47%   5.24%  4.69%
                                        ========================================
Ratios/Supplemental Data
------------------------
Net assets, end of period (in millions)..  $334    $353   $375    $303   $298
Ratio of expenses to average net assets.. 0.51%   0.51%  0.51%   0.50%  0.51%
Ratio of net investment income
  to average net assets ................. 0.91%   1.91%  5.30%   5.08%  4.58%

--------------------------------------------------------------------------------
                                             FOR THE PERIODS ENDED JUNE 30,
                                           2003   2002    2001   2000    1999
--------------------------------------------------------------------------------
PRIME PORTFOLIO
Net asset value, beginning of period..... $1.00   $1.00  $1.00   $1.00  $1.00
                                        ----------------------------------------
  Income from investment operations:
  ----------------------------------
     Net investment income...............  0.01    0.02   0.05    0.05   0.05
                                        ----------------------------------------
  Distributions from:
  -------------------
     Net investment income...............(0.01)  (0.02) (0.05)  (0.05) (0.05)
                                        ----------------------------------------
Net asset value, end of period........... $1.00   $1.00  $1.00   $1.00  $1.00
                                        ========================================
Total return............................. 0.95%   1.94%  5.52%   5.37%  4.80%
                                        ========================================
Ratios/Supplemental Data
------------------------
Net assets, end of period (in millions)..$1,011    $938   $865    $707   $678
Ratio of expenses to average net assets.. 0.50%   0.51%  0.50%   0.51%  0.51%
Ratio of net investment income
  to average net assets ................. 0.94%   1.91%  5.33%   5.26%  4.72%

                                                                 UMB SCOUT FUNDS

FINANCIAL HIGHLIGHTS

Per share income and capital changes for a share outstanding throughout the period.

UMB SCOUT TAX-FREE MONEY MARKET FUND

--------------------------------------------------------------------------------
                                             FOR THE PERIODS ENDED JUNE 30,
                                           2003   2002    2001   2000    1999
--------------------------------------------------------------------------------
Net asset value, beginning of period..... $1.00   $1.00  $1.00   $1.00  $1.00
                                        ----------------------------------------
  Income from investment operations:
     Net investment income...............  0.01    0.01   0.03    0.03   0.03
                                        ----------------------------------------
  Distributions from:
     Net investment income...............(0.01)  (0.01) (0.03)  (0.03) (0.03)
                                        ----------------------------------------
Net asset value, end of period........... $1.00   $1.00  $1.00   $1.00  $1.00
                                        ========================================
Total return............................. 0.71%   1.23%  3.25%   3.18%  2.67%
                                        ========================================
Ratios/Supplemental Data
Net assets, end of period (in millions)..  $197    $175   $146    $116   $126
Ratio of expenses to average net assets.. 0.51%   0.51%  0.51%   0.53%  0.52%
Ratio of net investment income
  to average net assets ................. 0.70%   1.19%  3.17%   3.23%  2.66%

PROSPECTUS, OCTOBER 31, 2003

--------------------------------------------------------------------------------
BEFORE YOU INVEST
--------------------------------------------------------------------------------

PROSPECTUS. This Prospectus contains important information about the Funds. Please read it carefully before you decide to invest.


ACCOUNT REGISTRATION. Once you have decided which Fund or Funds to invest in, you must select the appropriate form of account registration. There are many different types of mutual fund ownership. How you register your account with the Funds can affect your legal interests, as well as the rights and interests of your family and beneficiaries. You should always consult with your legal and/or tax adviser to determine what form of account registration best meets your needs.


Available forms of registration include:

  o INDIVIDUAL OWNERSHIP. If you have reached the legal age of majority in your state of residence, you may open an individual account.

  o JOINT OWNERSHIP. Two or more individuals may open an account together as joint tenants with rights of survivorship, tenants in common or as community property.

  o CUSTODIAL ACCOUNT. You may open an account for a minor under the Uniform Gift to Minors Act/Uniform Transfer to Minors Act for your state of residence.


  o CORPORATE/TRUST OWNERSHIP. Corporations, trusts, charitable organizations and other businesses may open accounts.

  o IRAS AND OTHER TAX-DEFERRED ACCOUNTS. The Funds offer a variety of retirement plans for individuals. Please refer to "Retirement Account Options" below for more information about these types of accounts.


ACCOUNT MINIMUMS. You also must decide how much money to invest. The following chart shows you the minimum amounts that you will need to open or add to certain types of accounts.

--------------------------------------------------------------------------------
                                            INITIAL MINIMUM  ADDITIONAL MINIMUM
TYPE OF ACCOUNT                                PURCHASE           PURCHASE
--------------------------------------------------------------------------------

Regular (Individual, joint, corporate or trust) $1,000              $100
--------------------------------------------------------------------------------

IRA (including spousal, Roth & SEP IRAs and
Coverdell Education Savings Accounts)            $100               $100
--------------------------------------------------------------------------------
Gifts to Minors (UGMA/UTMA)                      $250               $100
--------------------------------------------------------------------------------
Automatic Investment Plan                        $100                $50
--------------------------------------------------------------------------------
Exchanges                                       $1,000             $1,000
--------------------------------------------------------------------------------

                                                                 UMB SCOUT FUNDS

DETERMINING YOUR SHARE PRICE. The price at which you purchase and redeem a Fund's shares is called the Fund's net asset value per share ("NAV"). A Fund calculates its NAV by taking the total value of its assets, subtracting its liabilities, and dividing the total by the number of Fund shares that are outstanding. Each Fund calculates its NAV once daily, Monday through Friday, as of the close of trading on the New York Stock Exchange ("NYSE") (usually 3:00 p.m. Central Time) on days when the Fund is open for business. These are generally the same days that the NYSE is open for trading. The NYSE is closed on weekends, national holidays and Good Friday. The price of the shares you purchase or redeem will be the next NAV calculated after your order is received in good order by the Funds' Transfer Agent. Certain intermediaries that have made satisfactory contractual arrangements are authorized to accept purchase, redemption or exchange orders for Fund shares. In such cases, when the intermediaries have received your order (and payment if necessary) prior to the close of trading on the NYSE, we process the order at the NAV per share next effective after receipt of the order by the intermediary. The Funds reserve the right to cease, or to advance the time for, accepting purchase, redemption or exchange orders to be calculated at the same day's NAV when the NYSE closes early as a result of unusual weather or other conditions. The Funds reserve the same right when The Bond Market Association recommends that securities markets close or close early.


Short-term instruments maturing within 60 days may be valued at amortized cost. The UMB Scout Tax-Free Money Market Fund and the Portfolios of the UMB Scout Money Market Fund value assets on the basis of amortized cost.

A Fund will value a security at fair value when significant events that materially affect the security's price occur after the last available market price and before the Fund calculates its NAV.

--------------------------------------------------------------------------------
PURCHASING SHARES
--------------------------------------------------------------------------------

You can buy shares directly from the Funds or through a financial services agent such as a bank, financial adviser or broker-dealer, or other institution that the Funds have authorized to sell shares. If you maintain certain accounts at UMB Bank, n.a., or another institution (such as a bank or broker-dealer) that has entered into an agreement with the UMB Scout Funds to provide services to its shareholders, you may purchase shares through your institution in accordance with its procedures. Please see "Transactions Through UMB Bank, n.a. and Other Institutions" below for more details.

PROSPECTUS, OCTOBER 31, 2003

TO OPEN AN ACCOUNT OR BUY ADDITIONAL SHARES
DIRECTLY FROM THE FUNDS, JUST FOLLOW THESE STEPS:

--------------------------------------------------
TO OPEN AN ACCOUNT
--------------------------------------------------

BY MAIL:
o Complete and sign the account application or an IRA application. If you don't complete the application properly, your purchase may be delayed or rejected.


o Make your check payable to the "UMB Scout
  Funds." The Funds do not accept cash, money orders, third party checks, travelers checks, credit card checks, checks drawn on banks outside the United States or other checks deemed to be high risk.


o For IRA accounts, please specify the year for which the contribution is made.

--------------------------------------------------

MAIL YOUR APPLICATION AND CHECK TO:
UMB Scout Funds
P.O. Box 1241
Milwaukee, WI 53201-1241

--------------------------------------------------

BY OVERNIGHT COURIER, SEND TO:
UMB Scout Funds
803 West Michigan Street
Suite A
Milwaukee, WI 53233-2301

--------------------------------------------------

BY TELEPHONE:
You may not make your initial purchase by telephone.

--------------------------------------------------

BY WIRE:
o To purchase shares by wire, the Transfer
  Agent must have received a completed
  application and issued an account number to you. Call 1-800-996-2862 for instructions prior to wiring the funds.

o Send your investment to UMB Bank, n.a. with these instructions:
  UMB Bank, n.a.
  ABA# 101000695
  For Credit to the UMB Scout Funds
  A/C# 9871062406
  For further credit to: investor account
  number; name(s) of investor(s); SSN or TIN;
  name of Fund
  to be purchased.

--------------------------------------------------
TO ADD TO AN ACCOUNT
--------------------------------------------------

BY MAIL:

o Complete the investment slip that is included in your account statement and write your account number on your check.


o If you no longer have your investment slip, please reference your name, account number and address on your check, and the name of the Fund(s) in which you want to invest.

o Make your check payable to the "UMB Scout
  Funds."

--------------------------------------------------

MAIL THE SLIP AND CHECK TO:
UMB Scout Funds
P.O. Box 1241
Milwaukee, WI 53201-1241

--------------------------------------------------

BY OVERNIGHT COURIER, SEND TO:
UMB Scout Funds
803 West Michigan Street
Suite A
Milwaukee, WI 53233-2301

--------------------------------------------------

BY TELEPHONE:
o You automatically have the privilege to purchase additional shares by telephone unless you have declined this service on your account application.
  You may call 1-800-996-2862 to purchase shares in an existing account.

o Investments made by electronic funds transfer must be in amounts of at least $100 and not greater than $50,000.

--------------------------------------------------

BY WIRE:
Send your investment to UMB Bank, n.a. by following the instructions listed in the column to the left.

--------------------------------------------------
                                                                 UMB SCOUT FUNDS

If your purchase request is received by the Funds' Transfer Agent or other authorized agent before close of trading on the NYSE (usually 3:00 p.m. Central
Time) on a day when the Funds are open for business, your request will be executed at that day's NAV, provided that your application is in good order. If your request is received after the close of trading, it will be priced at the next business day's NAV. Shares purchased by wire will receive the NAV next determined after the Transfer Agent receives your wired funds and all required information is provided in the wire instructions. The Funds reserve the right to modify the terms and conditions of purchase transactions at any time, without prior notice.

CUSTOMER IDENTIFICATION PROGRAM
To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify and record information that identifies each person who opens an account. When you open an account, we will ask for your name, your date of birth (for a natural person), your residential address or principal place of business, (as the case may be), and mailing address, if different, as well as your Taxpayer Identification Number (or Social Security Number). Additional information is required for corporations, partnerships, trusts and other entities. Applications without such information will not be considered in good order. The Funds reserve the right to deny applications or redeem your account if the application is not in good order or they are unable to verify your identity.

AUTOMATIC INVESTMENT PLAN (AIP)
To make regular investing more convenient, you can open an AIP with an initial investment of $100 and a minimum of $50 per transaction after you start your plan. Purchases made pursuant to an AIP may not exceed $50,000 per transaction. You tell us how much to invest for you every month or quarter. On the day you select (you may choose the 5th, 10th, 15th, 20th, 25th or last day of the month), that amount is automatically transferred from your checking or savings account. There is no fee for this service, but if there is not enough money in your bank account to cover the withdrawal you will be charged $20, your purchase will be cancelled, your AIPwill be terminated and you will be responsible for any resulting losses to the Funds. Your AIP will also be terminated in the event two successive mailings to you are returned by the United States Post Office as undeliverable. If this occurs, you must call or write to reinstate your AIP. You can terminate your AIP at any time by calling the Funds at least five business days before your next scheduled withdrawal date. To implement this plan, please fill out the appropriate area of your application, or call 1-800-996-2862 for assistance.


ADDITIONAL PURCHASE INFORMATION

o The Funds no longer issue certificates for shares.


o If your check or ACH purchase does not clear for any reason, your purchase will be cancelled. You will be responsible for any resulting losses or expenses (including a $20 fee) incurred by the Fund or the Transfer Agent. The Fund may redeem shares you own in this or another identically registered UMB Scout Funds account as reimbursement for any such losses.

o You must provide the Funds with a Social Security Number or Taxpayer Identification Number and certify that the number is correct, as well as certify that you are a United States person (including a U.S. resident alien) and that you are not subject to backup withholding before your account can be established. If you do not provide these certifications on your account application, the Fund will be required to withhold and remit to the IRS a percentage of dividends, capital gains distributions and redemptions as set forth in applicable IRS Rules and Regulations. The Funds must also withhold if the IRS instructs it to do so.


o The Funds are only offered to residents of the United States. This Prospectus should not be considered a solicitation to buy or an offer to sell shares of the Funds in any jurisdiction where it would be unlawful to do so under the securities laws of that jurisdiction.

PROSPECTUS, OCTOBER 31, 2003

o The Funds will not accept your application if you are investing for another person as attorney-in-fact. The Funds will not accept applications that list "Power of Attorney" or "POA" in the registration section.

o Once you place your order, you may not cancel or revoke it. The Funds may reject a purchase order for any reason.


TRANSACTIONS THROUGH UMB BANK, N.A. AND OTHER INSTITUTIONS. In addition to purchasing shares from the Funds, you may invest through a financial services agent such as a bank, financial adviser or broker-dealer. UMB Bank, n.a. trust customers may purchase shares through their qualified accounts and should consult with their account officer for additional information and instructions. Customers of other financial services agents should contact their account officers for appropriate purchase instructions. Please note that your financial services agent may charge transaction and other fees and may set different minimum investments or limitations on buying and selling shares than those described in the Prospectus. In addition, these intermediaries may place limits on your ability to use services the Funds offer. To determine whether you may purchase shares through your institution, contact your institution directly.

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REDEEMING SHARES
--------------------------------------------------------------------------------
When you purchase your shares directly from the UMB Scout Funds, you may redeem or exchange shares by the methods described below. You may also use any of these methods if you purchase your shares through an account at UMB Bank, n.a., or another financial services agent and you appear on the Funds' records as the registered account holder. These redemption instructions do not apply to Fund shares held in an omnibus account. You may redeem your shares of a Fund on any day the Fund is open for business by following the instructions below. You may elect to have redemption proceeds sent to you by check, wire or electronic funds transfer. The Funds normally pay redemption proceeds within two business days, but may take up to 15 days.


 BY MAIL
 o Send a letter of instruction that includes your account number, the Fund name, the dollar value or number of shares you want to redeem, and how and where to send the proceeds.

 o Sign the request exactly as the shares are registered. All account owners must sign.


 o   Include a Medallion signature guarantee, if necessary.


 o   Send your request to:

 REGULAR MAIL                         OVERNIGHT COURIER
 UMB Scout Funds                      UMB Scout Funds
 P.O. Box 1241                        803 West Michigan Street, Suite A
 Milwaukee, WI 53201-1241             Milwaukee, WI 53233-2301

 BY TELEPHONE
 o You automatically have the privilege to redeem shares by telephone unless you have declined this option on your account application.

 o Call 1-800-996-2862, between 7:00 a.m. and 7:00 p.m. Central Time. You may redeem as little as $500 but no more than $50,000.

                                                                 UMB SCOUT FUNDS

Redemption requests received in "good order" before the close of the NYSE (usually 3:00 p.m. Central Time) on any day that the Funds are open for business will be processed at that day's NAV. "Good order" means that all shares are paid for, and that you have included all required documentation along with any required Medallion signature guarantees.

Please note that the Funds may require additional documents for redemptions by corporations, executors, administrators, trustees, guardians or other fiduciaries. If you have any questions about how to redeem shares, or to determine if a Medallion signature guarantee or other documentation is required, please call 1-800-996-2862.

SYSTEMATIC WITHDRAWAL PLAN (SWP)
You can have shares automatically redeemed from your account on a regular basis by using our SWP. You may take systematic withdrawals of between $50 and $50,000 on a monthly or quarterly basis, on the 5th, 10th, 15th, 20th, 25th or last day of the month. The proceeds of a withdrawal can be sent to your address of record, sent by electronic transfer to your bank or invested in another UMB Scout Fund (minimum for auto-exchanges is $100). This plan may be a useful way to deal with mandatory withdrawals from an IRA. If you want to implement this plan, please fill out the appropriate area of your application or call 1-800-996-2862 for assistance.


ADDITIONAL REDEMPTION PROVISIONS
o Once we receive your order to redeem shares, you may not revoke or cancel it. We cannot accept an order to redeem that specifies a particular date, price or any other special conditions.

o If your redemption request exceeds the amount that you currently have in your account, your entire account will be redeemed. Any Fund services that you have selected, such as SWPs or AIPs, will be cancelled.

o We will not pay redemption proceeds until your shares have been paid for in full. If you paid for the shares to be redeemed with a check, the Funds may delay sending your redemption payment for up to 15 days from the date of purchase to assure the check you used to purchase your shares has cleared. You can avoid this delay by purchasing shares by a federal funds wire. Please note that this provision is intended to protect the Funds and their shareholders from loss.


o If you request that your redemption be sent via overnight delivery, we will deduct $15 from your account to cover the associated costs.


o The Funds reserve the right to suspend the redemption of Fund shares when the securities markets are closed, trading is restricted for any reason, an emergency exists and disposal of securities owned by a Fund is not reasonably practicable, a Fund cannot fairly determine the value of its net assets or the Securities and Exchange Commission permits the suspension of the right of redemption or the postponement of the date of payment of a redemption.

o Under certain circumstances, a Fund may pay your redemption "in kind." This means that the Fund may pay you in portfolio securities rather than cash. If this occurs, you may incur transaction costs when you sell the securities you receive.


REDEEMING AND EXCHANGING THROUGH UMB BANK, N.A. AND OTHER INSTITUTIONS
If you purchase your shares through an account at UMB Bank, n.a. or another financial services agent, you must redeem or exchange them in accordance with the instructions governing that account. You should direct questions regarding these types of redemptions or exchanges to your account representative. Please note that when shares are purchased through UMB Bank, n.a. or another institution, you may be charged a fee by that institution for providing services in connection with your account.

PROSPECTUS, OCTOBER 31, 2003

TELEPHONE TRANSACTIONS
o In times of drastic economic or market conditions, you may have difficulty redeeming shares by telephone. The Funds reserve the right to temporarily discontinue or limit the telephone purchase, redemption or exchange privileges at any time during such periods.

o The Funds reserve the right to refuse a telephone redemption request if it believes it is advisable to do so. The Funds use procedures reasonably designed to confirm that telephone redemption instructions are genuine. These may include recording telephone transactions, testing the identity of the caller by asking for account information and sending prompt written confirmations. The Funds may implement other procedures from time to time. If these procedures are followed, the Funds and their service providers will not be liable for any losses due to unauthorized or fraudulent instructions.


MEDALLION SIGNATURE GUARANTEES
The Funds will require the Medallion signature guarantee of each account owner to redeem shares in the following situations:


o to change ownership on your account;

o to send redemption proceeds to a different address than is currently on the account;

o to have the proceeds paid to someone other than the account's owner;

o to transmit redemption proceeds by federal funds wire or ACH to a bank other than your bank of record;

o to add check-writing privileges;

o if a change of address request has been received by the Transfer Agent within the last 60 days; or

o if your redemption is for $50,000 or more.


A Medallion signature guarantee request may not be sent by facsimile.

The Funds require Medallion signature guarantees to protect both you and the Funds from possible fraudulent requests to redeem shares. You can obtain a Medallion signature guarantee from most broker-dealers, national or state banks, credit unions, federal savings and loan associations or other eligible institutions. A notary public is not an acceptable signature guarantor.

SMALL ACCOUNTS. All UMB Scout Funds account owners share the high cost of maintaining accounts with low balances. To reduce this cost, the Funds reserve the right to close an account when your account balance falls below $1,000 (or the specified account minimum investment) for reasons other than a change in the market value. We will notify you in writing before we close your account, and you will have 60 days to add additional money to bring the balance up to $1,000. This provision does not apply to retirement plan accounts, active AIPs or UGMA/UTMA accounts.


--------------------------------------------------------------------------------
EXCHANGING SHARES
--------------------------------------------------------------------------------

FUND TO FUND EXCHANGE. You may exchange shares in one Fund for shares in another UMB Scout Fund in writing or by calling the Transfer Agent at 1-800-996-2862 between 7:00 a.m. and 7:00 p.m. Central Time. The minimum amount you may exchange is $1,000 (or the initial minimum investment requirement).

The following additional rules and guidelines apply:

  o  each account must be registered identically;

  o you must meet the Fund's initial and subsequent investment minimums; the shares of the account you are exchanging in/out of must have a value of at least $2,500 when initiating an automatic exchange;

  o you may only exchange into Funds that are legally available for sale in your state.


If your order is received before close of trading on the NYSE (usually 3:00 p.m. Central Time) it will be processed at that day's NAV. Please note that the exchange of shares results in the sale of one Fund's shares and the purchase of

                                                                 UMB SCOUT FUNDS
another Fund's shares. As a result, an exchange could result in a gain or loss and a taxable event for you. The Funds may change or temporarily suspend the exchange privilege during unusual market conditions.

MARKET-TIMING. The Funds believe that market-timing strategies may adversely affect the Funds and their shareholders. Therefore, the Funds generally will not honor requests for purchases or exchanges by shareholders who identify themselves or are identified by the Funds as "market timers." Market timers are investors who repeatedly make purchases or exchanges within a short period of time. The Funds reserve the right to suspend, limit or terminate the purchase or exchange privilege of any investor who appears to be employing a market-timing strategy. Additionally, the Funds will consider the dollar amount of the transactions in question in their assessment of whether an investor is employing a market-timing strategy.


MAKING CHANGES TO YOUR ACCOUNT
You may call or write us to make changes to your account.


NAME CHANGES. If your name has changed due to marriage or divorce, send us a letter of instruction signed with both your old and new names. Include a certified copy of your marriage certificate or divorce decree, as applicable, or have your signatures Medallion guaranteed.


ADDRESS CHANGES. The easiest way to notify us is to return the stub from a recent confirmation or statement. You can also call the Transfer Agent with any changes at 1-800-996-2862.


TRANSFER OF ACCOUNT OWNERSHIP. Send us a letter including your account number, number of shares or dollar amount that are being transferred along with the name, date of birth, address and Social Security Number of the person to whom the shares are being transferred. The letter must be signed by all living registered owners. You will also need to include a Medallion signature guarantee. Corporations, businesses and trusts may have to provide additional documents. In order to avoid delays in processing account transfers, please call the Transfer Agent at 1-800-996-2862 to determine what additional documents are required.


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SPECIAL FEATURES AND SERVICES
--------------------------------------------------------------------------------

RETIREMENT ACCOUNT OPTIONS

The Funds offer a variety of retirement accounts for which UMB Bank, n.a. serves as trustee or custodian. These accounts may offer tax advantages. For information on establishing retirement accounts, please call 1-800-996-2862. You should consult with your legal and/or tax adviser before you establish a retirement account.

The UMB Scout Funds currently offer the following kinds of retirement plans:


  o  Traditional IRA (including spousal IRA)


  o  Rollover IRA


  o  Roth IRA

  o  SEP-IRA

  o  Coverdell Education Savings Account

ACH TRANSACTIONS
If you would like to purchase shares electronically or have redemption proceeds sent directly to your bank account, you must first have certain bank account information on file with us so that funds can be transferred electronically between your mutual fund and bank accounts. There is no charge to you for this procedure. You can establish this privilege by filling out the appropriate section of your account application. If you did not select the electronic purchase or redemption options on your original application, call us at 1-800-996-2862. Subsequent ACH transactions placed by telephone must be for at least $100 and may not exceed $50,000.

PROSPECTUS, OCTOBER 31, 2003

AUTOMATED TELEPHONE SERVICE

The Funds offer 24-hour, seven days a week access to Fund and account information via a toll-free line. The system provides total returns, share prices and price changes for the Funds and gives you account balances and history (e.g., last transaction, portfolio manager perspective and latest dividend distribution). To access the automated system, please call 1-800-996-2862.

WEB SITE
You can obtain the most current Prospectus and shareholder reports for the Funds, as well as current performance information, applications and other Fund information by visiting the Funds' web site at www.umbscoutfunds.com.


CHECK WRITING
This service is available if you own shares of the UMB Scout Money Market Fund or the UMB Scout Tax-Free Money Market Fund. Check writing allows you to redeem shares of a Fund by writing a check. Each check must be for an amount of at least $500 up to $50,000. To select this option, please complete the appropriate section when filling out your application. You will receive special checks from the Funds' Transfer Agent. If you did not select the check writing option at the time you filled out your original application, please call 1-800-996-2862 for assistance.

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OTHER SHAREHOLDER INFORMATION
--------------------------------------------------------------------------------


SHAREHOLDER COMMUNICATIONS
CONFIRMATIONS. You will receive a confirmation each time you buy, sell or exchange Fund shares. AIP participants receive quarterly confirmations of all automatic transactions. Please review your confirmation and notify us immediately if there are any discrepancies in the information.


QUARTERLY AND ANNUAL STATEMENTS. You will receive a quarterly statement listing all distributions, purchases and redemptions of UMB Scout Fund shares for the preceding calendar quarter. Your December statement will include a listing of all transactions for the entire year.


SEMIANNUAL AND ANNUAL REPORTS. The Funds send Semiannual and Annual Reports to their shareholders. These reports provide financial information on your investments and give you a "snapshot" of the Funds' portfolio holdings at the end of their semiannual and fiscal year periods. Additionally, the Annual Report discusses the factors that materially affected the Funds' performance for their most recently completed fiscal year, including relevant market conditions and the investment strategies and techniques that were used.


PROSPECTUS. Each year, the Funds will send all shareholders a new Prospectus. Please read the Prospectus and keep it for future reference.

FORM 1099. Each year you will receive a Form 1099-DIV, showing the source of distributions for the preceding year, and a Form 1099-B showing shares you sold during the year.

FORM 5498. If you contributed to an IRA during the year you will receive a Form 5498 verifying your contribution.

HOUSEHOLDING

To help lower the Funds' expenses, we attempt to eliminate duplicate mailings of Prospectuses, Annual and Semiannual Reports to shareholders. When two or more Fund shareholders have the same last name and address, we may send just one copy of a Prospectus, Annual or Semiannual Report to that address rather than mailing separate documents to each shareholder. You can elect to receive individual copies of these regulatory mailings at any time by calling 1-800-996-2862. The Funds will begin sending you individual copies of these regulatory mailings within 30 days after your request.

                                                                 UMB SCOUT FUNDS

TRANSACTIONS THROUGH FINANCIAL SERVICES AGENTS AND SUB-AGENTS
The Funds may authorize one or more brokers or other financial services agents or sub-agents to accept purchase, redemption and exchange orders on the Funds' behalf. In these cases, a Fund will be deemed to have received an order when an authorized financial services agent or sub-agent accepts the order, and your order will be priced at the Fund's NAV next computed after it is received in good order by the financial services agent or sub-agent. The Funds have agreed to allow some service providers to enter purchase orders for their customers by telephone, with payment to follow. Designated financial services agents and sub-agents are contractually obligated and responsible for transmitting orders that are accepted by them prior to the close of trading on the NYSE (usually 3:00 p.m. Central Time) and payment for the purchase of shares to the Transfer Agent within the time period agreed upon by them. If payment is not received within the time specified, your transaction may be cancelled, and the financial services agent will be held responsible for any resulting fees or losses.


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DIVIDENDS, DISTRIBUTIONS AND TAXES
--------------------------------------------------------------------------------

DIVIDENDS AND DISTRIBUTIONS
Each Fund intends to distribute virtually all of its net investment income and net realized capital gains at least once a year. The Funds will automatically reinvest your dividends and capital gains distributions in additional Fund shares unless you elect to have them paid to you in cash. If you elect to have your distributions paid in cash, the Funds will send a check to your address of record.

A dividend from net investment income represents the income a Fund earns from dividends and interest received on its investments, after payment of the Fund's expenses. A capital gain arises from the increase in the value of a security that a Fund holds. A Fund's gain is "unrealized" until it sells a portfolio security. Each realized capital gain is either short-term or long-term, depending on whether the Fund held the security for one year or less or more than one year.

The UMB Scout Tax-Free Money Market Fund and each Portfolio of the UMB Scout Money Market Fund will declare a dividend every business day, equal to substantially all of their undistributed net investment income which is pro-rated daily among the shares eligible to receive it. Daily dividends are accumulated and paid monthly. These Funds' policies relating to maturities make it unlikely that they will have capital gains or losses.

TAXES

In general, Fund distributions are taxable to you (unless your investment is through a tax-deferred retirement plan such as an IRA), as either ordinary income or capital gain. This is true whether you reinvest your distributions in additional Fund shares or receive them in cash. Fund distributions of short-term capital gains are taxable to you as ordinary income. Fund distributions of long-term capital gains are taxable as long-term capital gains no matter how long you have owned your shares. A portion of the income dividends paid to you by the Fund may be qualified dividends eligible for taxation at long-term capital gain rates, provided certain holding period requirements are met.

In general, when you redeem your shares of a Fund, you may realize a capital gain or loss. However, because the UMB Scout Money Market Fund (Federal and Prime Portfolios) and the UMB Scout Tax-Free Money Market Fund expect to maintain a $1.00 NAV per share, investors in these Funds should not have any gain or loss on the redemption of such shares.

ADDITIONAL INFORMATION ABOUT THE UMB SCOUT TAX-FREE MONEY MARKET FUND. Distributions from the UMB Scout Tax-Free Money Market Fund will consist primarily of exempt-interest dividends from interest earned on municipal securities. In general, exempt-interest dividends are exempt from federal income tax. However, these Funds may invest a portion of their assets in securities that pay income that is not tax-exempt. Fund distributions from such income are taxable to you as ordinary dividends.

PROSPECTUS, OCTOBER 31, 2003

Every January, you will receive a statement that shows the tax status of distributions you received for the previous year. Distributions declared in December but paid in January are taxable as if they were paid in December.

Exempt-interest dividends paid by the UMB Scout Tax-Free Money Market Fund are taken into account when determining the taxable portion of an investor's Social Security or railroad retirement benefits. These Funds may invest a portion of their assets in private activity bonds. The income from these bonds will be a preference item when determining an investor's Alternative Minimum Tax.

Exempt-interest dividends from interest earned on municipal securities of a state, or of its political subdivisions, generally will be exempt from that state's personal income taxes. Most states, however, do not grant tax-free treatment to interest on investments in municipal securities of other states.

Many states grant tax-free status to dividends paid from interest earned on direct obligations of the United States government, subject to certain restrictions.

Fund distributions and gains from the redemption or exchange of your Fund shares generally will be subject to state and local income tax. Non-United States investors may be subject to United States withholding and estate tax, and are subject to special United States tax certification requirements.


This tax information provides only a general overview. It does not apply if you invest in a tax-deferred retirement account such as an IRA. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in a Fund.


                                                                 UMB SCOUT FUNDS

                      This page left blank intentionally.

UMB SCOUT FUNDS
100% No-Load Mutual Funds

 Money Market Fund - Federal Portfolio (UMFXX)
 Money Market Fund - Prime Portfolio (UMPXX)
 Tax-Free Money Market Fund (UMTXX)

INVESTMENT ADVISER AND MANAGER
 Scout Investment Advisors, Inc.
 Kansas City, Missouri


AUDITORS
 BKD, LLP
 Kansas City, Missouri

LEGAL COUNSEL
 Stradley, Ronon, Stevens & Young, LLP
 Philadelphia, Pennsylvania

CUSTODIAN
 UMB Bank, n.a.
 Kansas City, Missouri

DISTRIBUTOR
 UMB Distribution Services, LLC
 Milwaukee, Wisconsin

TRANSFER AGENT
 UMB Fund Services, Inc.
 Milwaukee, Wisconsin

                                    [LOGO]/R
                               UMB | SCOUT FUNDS
                                 P.O. Box 1241
                            Milwaukee, WI 53201-1241

                             ---------------------
                             TOLL FREE 800-996-286
                             www.umbscoutfunds.com
                             ---------------------

               "UMB," "Scout" and the Scout design are registered
                  service marks of UMB Financial Corporation.

ADDITIONAL INFORMATION

The Statement of Additional Information ("SAI") contains additional information about the Funds and is incorporated by reference into this Prospectus. The Funds' Annual and Semiannual Reports to shareholders contain additional information about the Funds' investments. In the Funds' Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.


You may obtain a free copy of these documents by contacting the Funds by telephone, mail or e-mail as provided on this page. You also may call the toll-free number provided to request other information about the Funds and to make shareholder inquiries.

Information about the Funds (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090. Reports and other information about the Funds are available in the EDGAR database on the SEC's Internet site at http://www.sec.gov. Copies of this information also may be obtained, upon payment of a duplicating fee, by electronic request at publicinfo@sec.gov or by writing to the Public Reference Section of the SEC, Washington, DC 20549-0102.

SEC REGISTRATION NUMBERS
811-3528   Money Market Fund
811-3556   Tax-Free Money Market Fund


                                                                     SC-403-1003

                                     PART B


                           UMB SCOUT STOCK FUND, INC.
                             - UMB SCOUT STOCK FUND
                          - UMB SCOUT STOCK SELECT FUND

                                 UMB SCOUT FUNDS
                          - UMB SCOUT EQUITY INDEX FUND
                           - UMB SCOUT SMALL CAP FUND
                           - UMB SCOUT TECHNOLOGY FUND
                             - UMB SCOUT ENERGY FUND

                         UMB SCOUT WORLDWIDE FUND, INC.
                           - UMB SCOUT WORLDWIDE FUND
                        - UMB SCOUT WORLDWIDE SELECT FUND

                          UMB SCOUT BALANCED FUND, INC.

                            UMB SCOUT BOND FUND, INC.

                 UMB SCOUT KANSAS TAX-EXEMPT BOND FUND, INC.

                        UMB SCOUT MONEY MARKET FUND, INC.
              - UMB SCOUT MONEY MARKET FUND - FEDERAL PORTFOLIO
               - UMB SCOUT MONEY MARKET FUND - PRIME PORTFOLIO

                  UMB SCOUT TAX-FREE MONEY MARKET FUND, INC.



                       STATEMENT OF ADDITIONAL INFORMATION


                                October 31, 2003



      This Statement of Additional Information (SAI) is not a Prospectus but should be read in conjunction with the Funds' current Prospectus dated October 31, 2003. To obtain a free copy of the Prospectus or any Annual or Semi-Annual Report to shareholders, please call the Funds toll-free at 1-800-996-2862.

      The following financial statements are incorporated into this SAI by reference to the Annual Report of the various UMB Scout Funds (File Nos. 811-3557; 811-3558; 811-7323; 811-3556; 811-3528; 811-7472; 811-08513 and
      811-09813) as filed with the Securities and Exchange Commission on August 28, 2003:

      1.         Schedule of Investments at June 30, 2003
      2.         Statements of Assets and Liabilities at June 30, 2003
      3.         Statements of Operations for the Year Ended June 30, 2003
      4. Statements of Changes in Net Assets for the Years Ended June 30, 2003 and June 30, 2002
      5.         Financial Highlights
      6.         Notes to Financial Statements
      7.         Independent Accountants' Report



      "UMB" and "Scout" are registered service marks of UMB Financial
      Corporation.

                           TABLE OF CONTENTS
                                                                      Page
                                                                      ----
Introduction............................................................3
Investment Policies.....................................................3
     Ability to Change Investment Policies (All Funds)..................3
     Diversification (All Funds)........................................3
     UMB Scout Stock Fund and UMB Scout Stock Select Fund...............4
     UMB Scout Equity Index Fund........................................6
     UMB Scout Small Cap Fund...........................................9
     UMB Scout WorldWide Fund and UMB Scout WorldWide Select Fund......12
     UMB Scout Technology Fund.........................................15
     UMB Scout Energy Fund.............................................18
     UMB Scout Balanced Fund...........................................21
     UMB Scout Bond Fund...............................................23
     UMB Scout Kansas Tax-Exempt Bond Fund.............................25
     UMB Scout Money Market Fund.......................................31
     UMB Scout Tax-Free Money Market Fund..............................32
Risk Factors...........................................................33
     Risk Factors Applicable to Foreign Investments....................33
     Risk Factors Applicable to Repurchase Agreements..................33
     Risk Factors Applicable to Money Market Instruments...............33
     Risk Factors Applicable to Inverse Floaters.......................33
     Risk Factors Applicable to Futures Transactions...................34
     Risk Factors Applicable to Illiquid and Restricted Securities.....34
     Risk Factors Applicable to Investment Companies...................34
     Risk Factors Applicable to Securities Lending.....................34
     Risk Factors Applicable to Mortgage-Backed Securities
Investment Restrictions................................................35
Portfolio Transactions.................................................43
Performance Measures...................................................45
     Yield of UMB Scout Money Market Fund and UMB Scout Tax-Free Money
      Market Fund......................................................45
     Tax Equivalent Yield of UMB Scout Kansas Tax-Exempt Bond Fund.....45
     Average Annual Total Return.......................................46
     Performance Comparisons...........................................49
Purchase, Redemption and Pricing of Shares.............................49
Dividends, Distributions and Taxes.....................................51
Management and Investment Adviser......................................54
Officers and Directors/Trustees........................................56
Director/Trustee Ownership.............................................58
Compensation Table.....................................................60
Control Persons and Principal Holders of Shares........................61
Sub-Administrator and Fund Accountant..................................62
Distributor............................................................62
Transfer Agent.........................................................63
Custodian..............................................................63
Independent Auditors...................................................63
Fund Counsel...........................................................63
General Information and History........................................63
Fixed Income Securities Ratings........................................65
Municipal Securities Ratings...........................................68

                                  INTRODUCTION

The investment companies within the UMB Scout Funds group are registered and classified as open-end management investment companies under the Investment Company Act of 1940, as amended (the "1940 Act"). Each investment company, or separate portfolio if there are multiple portfolios (each such company or portfolio is referred to as a "Fund" or, collectively, as the "Funds"), operates as a separate mutual fund with shares that are offered for purchase and redemption on an ongoing basis. Each Fund is managed by Scout Investment Advisors, Inc., a Missouri corporation (the "Adviser"), which is a wholly-owned subsidiary of UMB Bank, n.a.


This Statement of Additional Information (SAI) supplements the information contained in the combined Prospectus for the Funds. The Prospectus outlines the investment objectives, principal investment strategies and principal risks of the Funds, as well as various policies relating to the purchase and redemption of shares. This SAI contains additional information about the operation of the Funds, including additional information about:
o Investment Policies
o Risk Factors
o Investment Restrictions

                               INVESTMENT POLICIES

ABILITY TO CHANGE INVESTMENT POLICIES

Many of the Funds have investment policies that are deemed to be matters of fundamental policy, which means that they may not be changed without the approval of a majority of the outstanding voting securities of the particular Fund. Under the 1940 Act, a "majority of the outstanding voting securities" of a Fund means the vote of: (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less.

Funds within the UMB Scout Funds group that have been established in recent years have certain investment policies deemed to be matters of non-fundamental policy, which means that the Board of Directors or Trustees of the Fund can modify these investment policies without the need to obtain the approval of shareholders. By establishing investment policies as non-fundamental, the Board has greater flexibility to implement investment policy changes that it deems to be advisable and in the best interests of shareholders. The discussion of the investment policies of each Fund set forth below indicates whether its various investment policies are fundamental or non-fundamental.

DIVERSIFICATION

All of the Funds except for the UMB Scout Kansas Tax-Exempt Bond Fund are classified under the 1940 Act as "diversified" funds. Under the 1940 Act, if a fund is classified as a diversified fund, it generally means that the fund may not, with respect to 75% of its total assets, invest more than 5% of it total assets in securities of any one issuer (except obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and securities issued by investment companies) or purchase more than 10% of the voting securities of any one issuer. In the case of the UMB Scout Stock Fund, the UMB Scout WorldWide Fund, the UMB Scout Balanced Fund, the UMB Scout Bond Fund, the UMB Scout Money Market Fund and the UMB Scout Tax-Free Money Market Fund, the 5% limitation applies to 100%, rather than 75% of the total assets of each such Fund.

The UMB Scout Kansas Tax-Exempt Bond Fund is classified as a non-diversified fund under the 1940 Act. As a non-diversified fund, the Fund may not, with respect to 50% of its total assets, invest more than 5% of it total assets in securities of any one issuer (except obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities and securities issued by investment companies). As to the other 50% of its total assets, the Fund may invest more than 5% (but not more than 25%) of its total assets in the securities of any issuer. The UMB Scout Kansas Tax-Exempt Bond Fund, as well as all of the other UMB Scout Funds, intend to satisfy the portfolio diversification requirements that are applicable to mutual funds under the Internal Revenue Code.

THE UMB SCOUT STOCK FUND AND THE UMB SCOUT STOCK SELECT FUND

To seek their respective objectives of long-term growth of capital and income, the UMB Scout Stock Fund normally invests at least 80% of its net assets, and the UMB Scout Stock Select Fund normally invests at least 90% of its net assets in common stocks. Common stocks are equity securities that represent a proportionate share of the ownership of a company. Their value is based on the success of the company's business, any income paid to stockholders, the value of the company's assets, and general market conditions. In addition to common stocks, each Fund is authorized to invest, to a more limited extent, in preferred stocks, high grade fixed income securities, and preferred stocks or fixed income securities that are convertible into common stocks. The Funds do not intend to concentrate their investments in any particular industry. Without the approval of shareholders, neither Fund will purchase a security if, as a result of such purchase, more than 25% of its net assets will be invested in a particular industry.


The investment objective, most policies and all of the investment restrictions of the UMB Scout Stock Fund described in the Prospectus and in this SAI are matters of fundamental policy, which means that they cannot be changed by the Board without first obtaining shareholder approval. The Fund's policy regarding investments in illiquid securities (described below), except with respect to repurchase agreements maturing in more than seven days, was adopted by the Board as a matter of non-fundamental policy in order to be consistent with other UMB Scout Funds.

The investment objective and policies of the UMB Scout Stock Select Fund are matters of non-fundamental policy, which means that they can be changed by the Board without shareholder approval. However, certain of the Fund's investment restrictions described in the investment restrictions section of this SAI are matters of fundamental policy, as required under the 1940 Act.

Money Market Investments. The Funds intend to hold some cash, short-term debt obligations, government securities or other high-quality money market investments to cover redemptions, unanticipated expenses and for reserves. There may also be times when the Funds attempt to respond to adverse market, economic, political or other conditions by investing up to 100% of their assets in cash or in those types of money market investments for temporary, defensive purposes. During those times, the Funds will not be able to pursue their investment objectives and, instead, will focus on preserving your investment. The types of short-term debt obligations, government securities or other high-quality money market investments readily changeable into cash in which the Funds may invest are:
    (1) direct obligations of the U.S. Government such as bills, notes and other debt securities issued by the U.S. Treasury;
    (2) certificates of deposit, bankers' acceptances and other short-term obligations issued domestically by U.S. commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;
    (3) commercial paper of companies rated P-2 or higher by Moody's Investor Service, Inc. ("Moody's") or A-2 or higher by Standard & Poor's Ratings Group ("S&P(R)"), or if not rated by either Moody's or S&P(R), a company's commercial paper may be purchased by the Funds if the company has an outstanding bond issue rated Aa or higher by Moody's or AA or higher by S&P(R);

    (4) short-term debt securities that are non-convertible, have one year or less remaining to maturity at the date of purchase, and are rated Aa or higher by Moody's or AA or higher by S&P(R);

    (5) negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion and which are members of the Federal

         Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation; and
    (6) issues of the U.S. Treasury or U.S. government agencies that are subject to repurchase agreements.


Repurchase Agreements. A repurchase agreement involves the sale of securities to a Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the Funds. The Funds will enter into repurchase agreements only with U.S. banks having assets in excess of $1 billion that are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board of Directors of the Funds. The term to maturity of a repurchase agreement normally will be no longer than a few days.


Preferred Stocks. Preferred stocks also are equity securities. Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the company is liquidated. Unlike common stock, preferred stock does not usually have voting rights; however, in some instances, preferred stock is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the company's board of directors. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the board of directors. There is, however, no assurance that dividends will be declared by the boards of directors of companies of the preferred stocks in which the Funds may invest.

Fixed Income Securities. Fixed income or debt securities are issued by governments, government agencies, corporations and other business organizations, and the securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. The Funds' investments in fixed income securities issued by corporations and other business organizations will be rated at the time of purchase within the top three classifications of Moody's (Aaa, Aa, and A) or S&P(R) (AAA, AA and A).


Convertible Securities. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk and may be less volatile than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. In selecting convertible securities, the Adviser will consider, among other factors: an evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

Illiquid and Restricted Securities. Each Fund may invest up to 15% of its net assets in securities that are considered to be illiquid (except that the UMB Scout Stock Fund may not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days). A security is considered to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. Examples of illiquid securities include securities that have a limited trading market, securities that are sold in private placements without being registered for public sale under the Securities Act of 1933, as amended (the "1933 Act"), and are therefore subject to restrictions on resale, and other securities that are subject to restrictions on resale. Certain restricted securities such as commercial paper issued under Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act, but are regularly traded among qualified institutional buyers because they are exempt from registration under 1933 Act Rule 144A, may be treated as liquid securities for purposes of the 15% limitation, as long as the Adviser determines, under the supervision of the Board, that an adequate trading market exists.


Other Investment Companies. Each Fund is authorized to purchase shares of other investment companies, subject to certain percentage limits set forth in the 1940 Act. Specifically, each Fund may invest up to 5% of its total assets in the securities of any one investment company (or series thereof), but may not own more than 3% of any investment company (or series thereof) or invest more than 10% of its total assets in the securities of other investment companies (or series thereof). Each Fund may, however, invest in other investment companies without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction.

Securities Lending. In order to generate additional income, the UMB Scout Stock Select Fund may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions. In exchange, the Fund will receive collateral equal to at least 100% of the value of the securities loaned. Securities lending may represent no more than one-third the value of the Fund's total assets (including the loan collateral). Any cash collateral received by the Fund in connection with these loans may be invested in U.S. government securities and other liquid high-grade debt obligations.

THE UMB SCOUT EQUITY INDEX FUND

The UMB Scout Equity Index Fund seeks to provide investment results that track, as closely as possible, the performance of the Standard & Poor's(R) 500 Composite Stock Price Index (the "S&P 500(R) Index").

The S&P 500(R) Index is a market value-weighted index consisting of 500 common stocks which are traded on the New York Stock Exchange, American Stock Exchange and the Nasdaq National Market System and selected by Standard & Poor's Corporation through a detailed screening process starting on a macro-economic level and working toward a micro-economic level dealing with company-specific information such as market value, industry group classification, capitalization and trading activity. The primary objective of Standard & Poor's Corporation for the S&P 500(R) Index is for the Index to be the performance benchmark for the U.S. equity markets. The companies chosen for inclusion in the S&P 500(R) Index tend to be leaders in important industries within the U.S. economy. However, companies are not selected for inclusion because they are expected to have superior stock price performance relative to the market in general or other stocks in particular.

The investment objective and policies of the UMB Scout Equity Index Fund are matters of non-fundamental policy, which means that they can be changed by the Board without shareholder approval. However, certain of the Fund's investment restrictions described in the investment restrictions section of this SAI are matters of fundamental policy, as required under the 1940 Act.


Disclaimers. The UMB Scout Equity Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, a division of The McGraw-Hill Companies, Inc. ("S&P(R)"). S&P(R) makes no representation or warranty, express or implied, to the shareholders of the Fund or any member of the public regarding the advisability of investing in securities generally or in the Fund particularly or the ability of the S&P 500(R) Index to track general stock market performance. "Standard & Poor's (R)", "S&P(R)", "S&P 500(R)" and "Standard & Poor's 500" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the Adviser. S&P(R)'s only relationship to the Adviser is the licensing of certain trademarks and trade names of S&P(R) and of the S&P 500(R) Index which is determined, composed and calculated by S&P(R) without regard to the Adviser or the Fund. S&P(R) has no obligation to take the needs of the Adviser or the shareholders of the Fund into consideration in determining, composing or calculating the S&P 500(R) Index. S&P(R) is not responsible for and has not participated in the determination of the prices and amount of the Fund or the timing of the issuance or sale of shares of the Fund or in the determination or calculation of the equation by which shares of the Fund are to be redeemed. S&P(R) has no obligation or liability in connection with the administration, marketing or trading of the Fund.

S&P(R) DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE S&P 500(R) INDEX OR ANY DATA INCLUDED THEREIN AND S&P(R) SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS, OR INTERRUPTIONS THEREIN. S&P(R) MAKES NO WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY THE ADVISER, THE FUND, SHAREHOLDERS OF

THE FUND, OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE S&P 500(R) INDEX
OR ANY DATA INCLUDED THEREIN. S&P(R) MAKES NO EXPRESS OR IMPLIED WARRANTIES, AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE S&P 500(R) INDEX OR ANY DATA INCLUDED THEREIN. WITHOUT LIMITING ANY OF THE FOREGOING, IN NO EVENT SHALL S&P(R) HAVE ANY LIABILITY FOR ANY SPECIAL, PUNITIVE, INDIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

Tracking Variance. The UMB Scout Equity Index Fund is subject to the risk of tracking variance. Tracking variance may result from share purchases and redemptions, transaction costs, expenses and other factors. Share purchases and redemptions may necessitate the purchase and sale of securities by the Fund and the resulting transaction costs, which may be substantial because of the number and the characteristics of the securities held. In addition, transaction costs are incurred because sales of securities received in connection with spin-offs and other corporate organizations are made to conform the Fund's holdings with its investment objective. Tracking variance may also occur due to factors such as the size of the Fund, the maintenance of a cash reserve pending investment or to meet expected redemptions, changes made in the S&P 500(R) Index or the manner in which the Index is calculated oR because the indexing and investment approach of the Adviser or sub-adviser does not produce the intended goal of the Fund. In the event the performance of the Fund is not comparable to the performance of the S&P 500(R) Index, thE Board of Trustees will evaluate the reasons for the deviation and the availability of corrective measures. If substantial deviation in the Fund's performance were to continue for extended periods, it is expected that the Board of Trustees would consider recommending to shareholders possible changes to the Fund's investment objective.

SPDRs. To maintain exposure to the S&P 500(R) Index and to manage cash flows, the Fund may purchase and sell shares of an exchange-traded fund ("ETF") that are called Standard & Poor's Depository Receipts, or SPDRs (sometimes called "Spiders"). An ETF is a fund that holds a portfolio of common stocks designed to track the performance of a particular index and whose shares trade throughout the trading day. SPDRs are shares in an ETF that are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the S&P 500(R) Index. BY investing in SPDRs, the Fund can efficiently invest cash inflows or outflows in order to manage its exposure to the S&P 500(R) Index.


ETFs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the corresponding market index, and the value of their shares should, under normal circumstances, closely track the value of the index's underlying component stocks. ETFs generally do not buy or sell securities, except to the extent necessary to conform their portfolios to the corresponding index. Because an ETF has operating expenses and transaction costs, while a market index does not, ETFs that track particular indices typically will be unable to match the performance of the index exactly.

ETFs generally do not sell or redeem their shares for cash, and most investors do not purchase or redeem shares directly from an ETF. Instead, the ETF issues and redeems its shares in large blocks (typically 50,000 of its shares) called "creation units." Creation units are issued to anyone who deposits a specified portfolio of the ETF's underlying securities, as well as a cash payment generally equal to accumulated dividends of the securities (net of expenses) up to the time of deposit, and creation units are redeemed in kind for a portfolio of the underlying securities (based on the ETF's net asset value) together with a cash payment generally equal to accumulated dividends as of the date of redemption. Most ETF investors, however, purchase and sell ETF shares in the secondary trading market on a securities exchange, in lots of any size, at any time during the trading day. ETF investors generally must pay a brokerage fee for each purchase or sale of ETF shares, including purchases made to reinvest dividends.

Because ETF shares are created from the stocks of an underlying portfolio and can be redeemed into the stocks of an underlying portfolio on any day, arbitrage traders may move to profit from any price discrepancies between the shares and the ETF's portfolio, which in turn helps to close the price gap between the two. Of course, because of the forces of supply and demand and other market factors, there may be times when an ETF share trades at a premium or discount to its net asset value.


In connection with its investment in SPDRs, the Fund will incur various costs that shareholders will ultimately bear. The Fund may also realize capital gains when SPDRs are sold, and the purchase and sale of the SPDRs may include a brokerage commission that may result in costs to shareholders. In addition, the Fund is subject to other fees as an investor in SPDRs including, but not limited to trustees fees, operating expenses, licensing fees, registration fees, and marketing expenses, each of which will be reflected in the net asset value of SPDRs.


SPDRs also are shares of a 1940 Act registered investment company, so the Fund's investment in SPDRs is subject to its investment policies limiting the percentage that it can invest in other investment companies. This means that the Fund may invest up to 5% of its total assets in the securities of any one investment company (or series thereof), but may not own more than 3% of any investment company (or series thereof) or invest more than 10% of its total assets in the securities of other investment companies (or series thereof). The Fund may, however, invest in other investment companies without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction.

Money Market Investments. The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality money market investments for reserves to cover redemptions and unanticipated expenses. The types of short-term debt obligations, government securities or other high-quality money market investments readily changeable into cash in which the Fund may invest are:

   (1) direct obligations of the U.S. Government such as bills, notes and other debt securities issued by the U.S. Treasury;

   (2) certificates of deposit, bankers' acceptances and other short-term obligations issued domestically by U.S. commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;


   (3) commercial paper of companies rated P-2 or higher by Moody's or A-2 or higher by S&P(R), or if not rated by either Moody's or S&P(R), a company's commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody's or AA or higher by S&P(R);

   (4) short-term debt securities that are non-convertible, have one year or less remaining to maturity at the date of purchase, and are rated Aa or higher by Moody's or AA or higher by S&P(R);

   (5) negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion, which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation; and


   (6) issues of the U.S. Treasury or U.S. government agencies that are subject to repurchase agreements.


Repurchase Agreements. A repurchase agreement involves the sale of securities to a Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the Fund. The Fund will enter into repurchase agreements only with U.S. banks having assets in excess of $1 billion that are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board of Trustees of the Fund. The term to maturity of a repurchase agreement normally will be no longer than a few days.

Illiquid and Restricted Securities. The Fund may invest up to 15% of its net assets in securities that are considered to be illiquid (except that the Fund may not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days). A security is considered to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. Examples of illiquid securities include securities that have a limited trading market, securities that are sold in private placements without being registered for public sale under the 1933 Act and are therefore subject to restrictions on resale, and other securities that are subject to restrictions on resale. Certain restricted securities such as commercial paper issued under Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act, but are regularly traded among qualified institutional buyers because they are exempt from registration under 1933 Act Rule 144A, may be treated as liquid securities for purposes of the 15% limitation, as long as the Adviser determines, under the supervision of the Board, that an adequate trading market exists.


Securities Lending. In order to generate additional income, the Fund may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions. In exchange, the Fund will receive collateral equal to at least 100% of the value of the securities loaned. Securities lending may represent no more than one-third the value of the Fund's total assets (including the loan collateral). Any cash collateral received by the Fund in connection with these loans may be invested in U.S. government securities and other liquid high-grade debt obligations.

THE UMB SCOUT SMALL CAP FUND

The Fund's investment objective is long-term growth of capital. The investment objective is a matter of fundamental policy, which means that it may not be changed without the approval of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act). However, the following investment policies, as well as those investment policies outlined in the Fund's prospectus, may be changed by the Fund's Board without the approval of Fund shareholders.

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity securities issued by companies that, at the time of the investment, have a market capitalization of $1.5 billion or less. Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty (60) days before it occurs.


The Fund may invest in companies either located in or having a substantial portion of their business in the United States. The equity securities in which the Fund invests include common stocks, preferred stocks, and securities convertible into common stocks, rights and warrants. Common stocks are equity securities that represent a proportionate share of the ownership of a company. Their value is based on the success of the company's business, any income paid to stockholders, the value of the company's assets, and general market conditions.

The Fund also is authorized to purchase fixed income securities such as corporate bonds rated A or better by Moody's or S&P(R), in U.S. governmenT issues such as treasury bills, treasury notes and treasury bonds, or in short-term money market instruments such as commercial paper, bankers' acceptances and certificates of deposit. The Fund may also invest, to a limited extent, in shares of ETFs that are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of a particular market index.

Money Market Investments. The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality money market investments to cover redemptions, unanticipated expenses and for reserves. There may also be times when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or in those types of money market investments for temporary, defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment. The types of short-term debt obligations, government securities or other high-quality money market investments readily changeable into cash in which the Fund may invest are:


   (1) direct obligations of the U.S. Government such as bills, notes and other debt securities issued by the U.S. Treasury;

   (2) certificates of deposit, bankers' acceptances and other short-term obligations issued domestically by U.S. commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;

   (3) commercial paper of companies rated P-2 or higher by Moody's or A-2 or higher by S&P(R), or if not rated by either Moody's or S&P(R), a company's commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody's or AA or higher by S&P(R);


   (4) short-term debt securities that are non-convertible, have one year or less remaining to maturity at the date of purchase, and are rated Aa or higher by Moody's or AA or higher by S&P(R);

   (5) negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion,which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation; and


   (6) issues of the U.S. Treasury or U.S. government agencies that are subject to repurchase agreements.


Repurchase Agreements. A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the Fund. The Fund will enter into repurchase agreements only with U.S. banks having assets in excess of $1 billion that are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board of Trustees. The term to maturity of a repurchase agreement normally will be no longer than a few days.


Warrants and Rights. The Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying shares. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. Rights represent a preemptive right to purchase additional shares of stock at the time of new issuance, before stock is offered to the general public, so that the stockholder can retain the same ownership percentage after the offering.


Convertible Securities. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk and may be less volatile than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. In selecting convertible securities, the Adviser will consider, among other factors: an evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

Illiquid and Restricted Securities. The Fund may invest up to 15% of its net assets in securities that are considered to be illiquid (except that the Fund may not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days). A security is considered to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. Examples of illiquid securities include securities that have a limited trading market, securities that are sold in private placements without being registered for public sale under the 1933 Act and are therefore subject to restrictions on resale, and other securities that are subject to restrictions on resale. Certain restricted securities such as commercial paper issued under Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act, but are regularly traded among qualified institutional buyers because they are exempt from registration under 1933 Act Rule 144A, may be treated as liquid securities for purposes of the 15% limitation, as long as the Adviser determines, under the supervision of the Board, that an adequate trading market exists.

Exchange-Traded Funds (ETFs). To manage cash flows and maintain desired exposure to appropriate equity markets, the Fund may purchase and sell shares of ETFs. An ETF is a fund that holds a portfolio of common stocks whose shares trade throughout the day. ETFs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the corresponding market index, and the value of the ETF shares should, under normal circumstances, closely track the value of the index's underlying component stocks. By investing in ETFs that track a particular index, the Fund can quickly employ any new cash to obtain exposure to a broadly diversified index-based investment portfolio.

Examples of ETFs in which the Fund may invest include, but are not limited to "Nasdaq-100 Shares", "QQQs" (sometimes called "Cubes," "Qubes" or "Qs") and "iShares" (such as the "iShares Russell 2000 Growth"). Cubes are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the Nasdaq-100 Index(R). An investment iN iShares Russell 2000 Growth is intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the Russell 2000(R) Growth index. There are as many as 70 separate iShareS ETFs that track various domestic and international stock indices.

In connection with its investment in ETFs, the Fund will incur various costs that shareholders will ultimately bear. The Fund may also realize capital gains when ETF shares are sold, and the purchase and sale of the ETF shares may include a brokerage commission that may result in costs to shareholders. In addition, the Fund is subject to other fees as an investor in ETFs including, but not limited to trustees' fees, operating expenses, licensing fees, registration fees, and marketing expenses, each of which will be reflected in the net asset value of the ETF shares.

Because ETF shares are created from the stocks of an underlying portfolio and can be redeemed into the stocks of an underlying portfolio on any day, arbitrage traders may move to profit from any price discrepancies between the shares and the ETF's portfolio, which in turn helps to close the price gap between the two. Of course, because of the forces of supply and demand and other market factors, there may be times when an ETF share trades at a premium or discount to its net asset value.

The Fund only invests in ETFs that are federally registered investment companies, so the Fund's investments in ETFs are subject to its investment policies limiting the percentage that it can invest in other investment companies.

Other Investment Companies. The Fund is authorized to purchase shares of other investment companies, including ETFs, subject to certain percentage limits set forth in the 1940 Act. Specifically, the Fund may invest up to 5% of its total assets in the securities of any one investment company (or series thereof), but may not own more than 3% of any investment company (or series thereof) or invest more than 10% of its total assets in the securities of other investment companies (or series thereof). The Fund may, however, invest in other investment companies without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction.


Preferred Stocks. Preferred stocks also are equity securities. Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the company is liquidated. Unlike common stock, preferred stock does not usually have voting rights; however, in some instances, preferred stock is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the company's board of directors. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the board of directors. There is, however, no assurance that dividends will be declared by the boards of directors of companies of the preferred stocks in which the Fund may invest.

Fixed Income Securities. Fixed income or debt securities are issued by governments, government agencies, corporations and other business organizations, and the securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. The Fund's investments in fixed income securities issued by corporations and other business organizations will be rated at the time of purchase in the top classification of Moody's (Aaa) or S&P(R) (AAA).

THE UMB SCOUT WORLDWIDE FUND AND THE UMB SCOUT WORLDWIDE SELECT FUND

The investment objective, most policies and all of the investment restrictions of the UMB Scout WorldWide Fund described in the Prospectus and in this SAI are matters of fundamental policy, which means that they cannot be changed by the Board without first obtaining shareholder approval. The Fund's policy regarding investments in illiquid securities (except with respect to repurchase agreements maturing in more than seven days) was adopted by the Board as a matter of non-fundamental policy in order to be consistent with other UMB Scout Funds.


The investment objective and policies of the UMB Scout WorldWide Select Fund are matters of non-fundamental policy, which means that they can be changed by the Board without shareholder approval. However, any change in the WorldWide Select Fund's policy of investing 90% of its net assets in worldwide companies (as described below) may not take effect until shareholders have received written notice of the change at least sixty (60) days before it occurs. Also, certain of the WorldWide Select Fund's investment restrictions described in the investment restrictions section of this SAI are matters of fundamental policy, as required under the 1940 Act.

To seek their respective objectives of long-term growth of capital and income, the UMB Scout WorldWide Fund normally invests at least 80% of its net assets, and the UMB Scout WorldWide Select Fund normally invests at least 90% of its net assets, in a diversified portfolio of equity securities (common stocks, depository receipts and securities convertible into common stocks) of established companies either located outside the U.S. or whose primary business is carried on outside the U.S. Common stocks are equity securities that represent a proportionate share of the ownership of a company. Their value is based on the success of the company's business, any income paid to stockholders, the value of the company's assets, and general market conditions. The Funds may invest directly in foreign securities or purchase American Depository Receipts ("ADR"s), European Depository Receipts ("EDR"s), Global Depository Receipts ("GDR"s) and International Depository Receipts ("IDR"s), in bearer form, which are designed for use in European and other securities markets. ADRs, EDRs, GDRs and IDRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.


The Funds diversify their investments among various countries and a number of different industries. Generally, the Funds do not intend to invest more than 25% of their net assets in any one particular country or in securities issued by any single foreign government, its agencies or instrumentalities, and the Funds normally invest their assets in at least three foreign countries. However, the Funds may, at times, temporarily invest a substantial portion of their assets in one or more of such countries if economic and business conditions warrant such investments. The Funds do not intend to concentrate their investments in any particular industry. Without the approval of shareholders, neither Fund will purchase a security if as a result of such purchase more than 25% of its net assets will be invested in a particular industry.

Neither the UMB Scout WorldWide Fund nor the UMB Scout WorldWide Select Fund will invest more than 20% of its net assets in companies located in developing countries. A developing country is generally considered to be a country that is in the initial stages of its industrialization cycle with a low per capita gross national product. Compared to investment in the United States and other developed countries, investing in the equity and fixed income markets of developing countries involves exposure to relatively unstable governments, economic structures that are generally less mature and based on only a few industries and securities markets which trade a small number of securities. Prices on securities exchanges in developing countries generally will be more volatile than those in developed countries.

The UMB Scout WorldWide Fund may not invest more than 5% of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations or authorities established thereby) which, including predecessors, have not had at least three years' continuous operations.

The Funds may invest in securities that are not listed on an exchange. Generally, the volume of trading in an unlisted common stock is less than the volume of trading in a listed stock. This means that the degree of market liquidity of some stocks in which the Funds invest may be relatively limited. When a Fund disposes of such a stock it may have to offer the shares at a discount from recent prices or sell the shares in small lots over an extended period of time.


In addition to equity securities, each Fund is authorized to invest, to a limited extent, in fixed-income securities of worldwide companies as described above. While most foreign securities are not subject to standard credit ratings, the Adviser intends to select "investment grade" issues of foreign debt securities which are comparable to a Baa or higher rating by Moody's or a BBB or higher rating by S&P(R) at the time of initial investment, based on available information, and taking into account liquidity and quality issues. Securities rated BBB or Baa are considered to have speculative characteristics. Neither Fund intends to hold more than 5% of its portfolio in securities whose ratings have dropped below investment grade. The Adviser will review such securities and determine appropriate action to take with respect to such securities.


In order to expedite settlement of portfolio transactions and to minimize currency value fluctuations, the Funds may purchase foreign currencies and/or engage in forward foreign currency transactions. The Funds will not engage in forward foreign currency exchange contracts for speculative purposes.


Depository Receipts. The Funds may purchase depository receipts, which include ADRs, EDRs, GDRs and IDRs, whether they are "sponsored" or "unsponsored." "Sponsored" depository receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" depository receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored depository receipt. Depository receipts may result in a withholding tax by the foreign country of source, which will have the effect of reducing the income distributable to shareholders.


Money Market Investments. The Funds intend to hold some cash, short-term debt obligations, government securities or other high-quality money market investments to cover redemptions, unanticipated expenses and for reserves. There may also be times when the Funds attempt to respond to adverse market, economic, political or other conditions by investing up to 100% of their assets in cash or in those types of money market investments for temporary, defensive purposes. During those times, the Funds will not be able to pursue their investment objectives and, instead, will focus on preserving your investment. The types of short-term debt obligations, government securities or other high-quality money market investments readily changeable into cash in which the Funds may invest are:

   (1) direct obligations of the U.S. Government such as bills, notes and other debt securities issued by the U.S. Treasury;

   (2) certificates of deposit, bankers' acceptances and other short-term obligations issued domestically by U.S. commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;

   (3) commercial paper of companies rated P-2 or higher by Moody's or A-2 or higher by S&P(R), or if not rated by either Moody's or S&P(R), a company's commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody's or AA or higher by S&P(R);


   (4) short-term debt securities that are non-convertible, have one year or less remaining to maturity at the date of purchase, and are rated Aa or higher by Moody's or AA or higher by S&P(R);

   (5) negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion, which are members of the Federal Home

         Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation; and


   (6) issues of the U.S. Treasury or U.S. government agencies that are subject to repurchase agreements.


Repurchase Agreements. A repurchase agreement involves the sale of securities to a Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the Funds. The Funds will enter into repurchase agreements only with U.S. banks having assets in excess of $1 billion that are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board of Directors of the Funds. The term to maturity of a repurchase agreement normally will be no longer than a few days.


Currency Transactions. A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts may be bought or sold to protect the Funds, to some degree, against a possible loss resulting from an adverse change in the relationship between foreign currencies and the U.S. dollar. This method of protecting the value of a Fund's investment securities against a decline in the value of a currency does not eliminate fluctuations in the underlying prices of the securities. It establishes a rate of exchange that one can achieve at some future point in time. Although such contracts tend to minimize the risk of loss due to a decline in the value of the hedged currency, at the same time, they tend to limit any potential gain which might result should the value of such currency increase.


The Funds' dealings in forward foreign currency transactions will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging is the purchase or sale of forward foreign currency with respect to specific receivables or payables of a Fund accruing in connection with the purchase and sale of its portfolio securities, the sale and redemption of shares of a Fund or the payment of dividends and distributions by a Fund. Position hedging is the sale of forward foreign currency with respect to portfolio security positions denominated or quoted in such foreign currency. The Funds will not speculate in foreign forward exchanges. Moreover, it may not be possible for the Funds to hedge against a devaluation that is so generally anticipated that the Funds are not able to contract to sell the currency at a price above its anticipated devaluation level.


Preferred Stocks. Preferred stocks also are equity securities. Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the company is liquidated. Unlike common stock, preferred stock does not usually have voting rights; however, in some instances, preferred stock is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the company's board of directors. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the board of directors. There is, however, no assurance that dividends will be declared by the boards of directors of companies of the preferred stocks in which the Funds may invest.


Convertible Securities. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk and may be less volatile than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. In selecting convertible securities, the Adviser will consider, among other factors: an evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

Illiquid and Restricted Securities. Each Fund may invest up to 15% of its net assets in securities that are considered to be illiquid (except that the UMB Scout WorldWide Fund may not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days). A security is considered to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. Examples of illiquid securities include securities that have a limited trading market, securities that are sold in private placements without being registered for public sale under the 1933 Act and are therefore subject to restrictions on resale, and other securities that are subject to restrictions on resale. Certain restricted securities such as commercial paper issued under Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act, but are regularly traded among qualified institutional buyers because they are exempt from registration under 1933 Act Rule 144A, may be treated as liquid securities for purposes of the 15% limitation, as long as the Adviser determines, under the supervision of the Board, that an adequate trading market exists.


Other Investment Companies. Each Fund is authorized to purchase shares of other investment companies, subject to certain percentage limits set forth in the 1940 Act. Specifically, each Fund may invest up to 5% of its total assets in the securities of any one investment company (or series thereof), but may not own more than 3% of any investment company (or series thereof) or invest more than 10% of its total assets in the securities of other investment companies (or series thereof). The Funds may, however, invest in other investment companies without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction.


Fixed Income Securities. Fixed income or debt securities are issued by governments, government agencies, corporations and other business organizations, and the securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. While most foreign securities are not subject to standard credit ratings, the Adviser intends to select "investment grade" issues of foreign debt securities which are comparable to a Baa or higher rating by Moody's or a BBB or higher rating by S&P(R) at the time of initial investment, based on available information, and taking into account liquidity and quality issues. Securities rated Baa or BBB are considered to have speculative characteristics.


Securities Lending. In order to generate additional income, the UMB Scout WorldWide Select Fund may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions. In exchange, the Fund will receive collateral equal to at least 100% of the value of the securities loaned. Securities lending may represent no more than one-third the value of the Fund's total assets (including the loan collateral). Any cash collateral received by the Fund in connection with these loans may be invested in U.S. government securities and other liquid high-grade debt obligations.

THE UMB SCOUT TECHNOLOGY FUND

The investment objective and policies of the UMB Scout Technology Fund are matters of non-fundamental policy, which means that they can be changed by the Board without shareholder approval. However, certain of the Fund's investment restrictions described in the investment restrictions section of this SAI are matters of fundamental policy, as required under the 1940 Act.


The Fund will, under normal market conditions, seek to achieve its objective of long-term growth of capital by investing at least 80% of its net assets in securities of companies that develop, produce or distribute products and services related to technology. It is expected that from time to time more than 25% of the Fund's net assets will be invested in each of the following technology industries: semiconductors, software and hardware.

The Fund normally invests primarily (at least 65% of net assets) in equity securities, which include common stocks, depository receipts, preferred stocks, convertible securities, and warrants. The Fund is also authorized to invest in fixed income securities for cash management purposes and to a limited degree (up to 35% of net assets) in fixed income securities such as high grade bonds, in a manner consistent with its objective. Common stocks are equity securities that represent a proportionate share of the ownership of a company. Their value is based on the success of the company's business, any income paid to stockholders, the value of the company's assets, and general market conditions. The Fund may also invest, to a limited extent, in shares of ETFs that are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of a particular market index.

The Fund may invest directly in foreign securities or purchase ADRs, EDRs, GDRs and IDRs, in bearer form, which are designed for use in European and other securities markets. ADRs, EDRs, GDRs and IDRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.

Depository Receipts. The Fund may purchase depository receipts, which includes ADRs, EDRs, GDRs and IDRs, whether they are "sponsored" or "unsponsored." "Sponsored" depository receipts are issued jointly by the issuer of the underlying security and a depository, whereas "unsponsored" depository receipts are issued without participation of the issuer of the deposited security. Holders of unsponsored depository receipts generally bear all the costs of such facilities and the depository of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through voting rights to the holders of such receipts in respect of the deposited securities. Therefore, there may not be a correlation between information concerning the issuer of the security and the market value of an unsponsored depository receipt. Depository receipts may result in a withholding tax by the foreign country of source, which will have the effect of reducing the income distributable to shareholders.


Money Market Investments. The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality money market investments for reserves to cover redemptions and unanticipated expenses. There may also be times when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or in those types of money market investments for temporary, defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment. The types of short-term debt obligations, government securities or other high-quality money market investments readily changeable into cash in which the Fund may invest are:

   (1) direct obligations of the U.S. Government such as bills, notes and other debt securities issued by the U.S. Treasury;

   (2) certificates of deposit, bankers' acceptances and other short-term obligations issued domestically by U.S. commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;

   (3) commercial paper of companies rated P-2 or higher by Moody's or A-2 or higher by S&P(R), or if not rated by either Moody's or S&P(R), a company's commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody's or AA or higher by S&P(R);


   (4) short-term debt securities that are non-convertible, have one year or less remaining to maturity at the date of purchase, and are rated Aa or higher by Moody's or AA or higher by S&P(R);


   (5) negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion and which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation; and

   (6) issues of the U.S. Treasury or U.S. government agencies that are subject to repurchase agreements.


Repurchase Agreements. A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the Fund. The Fund will enter into repurchase agreements only with U.S. banks having assets in excess of $1 billion that are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board. The term to maturity of a repurchase agreement normally will be no longer than a few days.

Preferred Stocks. Preferred stocks also are equity securities. Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the company is liquidated. Unlike common stock, preferred stock does not usually have voting rights; however, in some instances, preferred stock is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the company's board of directors. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the board of directors. There is, however, no assurance that dividends will be declared by the boards of directors of companies of the preferred stocks in which the Fund may invest.

Convertible Securities. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk and may be less volatile than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. In selecting convertible securities, the Adviser will consider, among other factors: an evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.


Warrants and Rights. The Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying shares. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. Rights represent a preemptive right to purchase additional shares of stock at the time of new issuance, before stock is offered to the general public, so that the stockholder can retain the same ownership percentage after the offering.


Illiquid and Restricted Securities. The Fund may invest up to 15% of its net assets in securities that are considered to be illiquid (except that the Fund may not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days). A security is considered to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. Examples of illiquid securities include securities that have a limited trading market, securities that are sold in private placements without being registered for public sale under the 1933 Act and are therefore subject to restrictions on resale, and other securities that are subject to restrictions on resale. Certain restricted securities such as commercial paper issued under Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act, but are regularly traded among qualified institutional buyers because they are exempt from registration under 1933 Act Rule 144A, may be treated as liquid securities for purposes of the 15% limitation, as long as the Adviser determines, under the supervision of the Board, that an adequate trading market exists.

Exchange-Traded Funds (ETFs). To manage cash flows and maintain desired exposure to appropriate equity markets, the Fund may purchase and sell shares of exchange-traded funds ("ETF"s). An ETF is a fund that holds a portfolio of common stocks whose shares trade throughout the trading day. ETFs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the corresponding market index, and the value of the ETF shares should, under normal circumstances, closely track the value of the index's underlying component stocks. By investing in ETFs that track a particular index, the Fund can quickly employ any new cash to obtain exposure to a broadly diversified index-based investment portfolio.

Examples of ETFs in which the Fund may invest include, but are not limited to "NASDAQ-100 Shares" or "QQQs" (sometimes called "Cubes," "Qubes" or "Qs"), "Standard & Poor's Depository Receipts" or "SPDRs" (sometimes called "Spiders"), and "iShares" such as the "iShares Russell 2000 Growth." Cubes are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the Nasdaq-100 Index(R). SPDRs are intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the S&P 500(R) INDEX. An investment in iShares Russell 2000 Growth is intended to provide investment results that, before expenses, generally correspond to the price and yield performance of the Russell 2000(R) Growth index. There are as manY as 70 separate iShares ETFs that track various domestic and international stock indices.

In connection with its investment in ETFs, the Fund will incur various costs that shareholders will ultimately bear. The Fund may also realize capital gains when ETF shares are sold, and the purchase and sale of the ETF shares may include a brokerage commission that may result in costs to shareholders. In addition, the Fund is subject to other fees as an investor in ETFs including, but not limited to trustees' fees, operating expenses, licensing fees, registration fees, and marketing expenses, each of which will be reflected in the net asset value of the ETF shares.

Because ETF shares are created from the stocks of an underlying portfolio and can be redeemed into the stocks of an underlying portfolio on any day, arbitrage traders may move to profit from any price discrepancies between the shares and the ETF's portfolio, which in turn helps to close the price gap between the two. Of course, because of the forces of supply and demand and other market factors, there may be times when an ETF share trades at a premium or discount to its net asset value.


The Fund only invests in ETFs that are federally registered investment companies, so the Fund's investments in ETFs are subject to its investment policies limiting the percentage that it can invest in other investment companies.


Other Investment Companies. The Fund is authorized to purchase shares of other investment companies, including ETFs, subject to certain percentage limits set forth in the 1940 Act. Specifically, the Fund may invest up to 5% of its total assets in the securities of any one investment company (or series thereof), but may not own more than 3% of any investment company (or series thereof) or invest more than 10% of its total assets in the securities of other investment companies (or series thereof). The Fund may, however, invest in other investment companies without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction.


Fixed Income Securities. Fixed income or debt securities are issued by governments, government agencies, corporations and other business organizations, and the securities represent the obligation of the issuer to repay a loan of money to it, and generally pay interest to the holder. Bonds, notes and debentures are examples of debt securities. The Fund's investments in fixed income securities issued by corporations and other business organizations will be rated at the time of purchase within the top three classifications of Moody's (Aaa, Aa, and A) or S&P(R) (AAA, AA and A).

Securities Lending. In order to generate additional income, the Fund may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions. In exchange, the Fund will receive collateral equal to at least 100% of the value of the securities loaned. Securities lending may represent no more than one-third the value of the Fund's total assets (including the loan collateral). Any cash collateral received by the Fund in connection with these loans may be invested in U.S. government securities and other liquid high-grade debt obligations.

THE UMB SCOUT ENERGY FUND

The Fund's investment objective is long-term growth of capital. The investment objective is a matter of fundamental policy, which means that it may not be changed without the approval of a majority of the Fund's outstanding voting securities (as defined in the 1940 Act). The following investment policies, as well as those investment policies outlined in the Fund's prospectus, may be changed by the Fund's Board without the approval of Fund shareholders.

The Fund pursues its objective by investing, under normal circumstances, at least 80% of its net assets in equity securities issued by companies principally engaged in energy-related businesses, and maintains a diversified portfolio of investments. The equity securities in which the Fund invests include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. If the Board seeks to change the Fund's policy of focusing its investments in energy-related companies, it will provide shareholders with at least sixty (60) days advance written notice before the proposed change occurs.


The Fund has the flexibility to pursue its objective through investments in any type of domestic or foreign security, listed or over-the-counter, with a market capitalization of at least $100 million at the time of purchase. Additionally, under normal circumstances, the Fund will not invest more than 25% of its net assets in a single industry other than energy-related industries.

The Fund may invest directly in foreign securities or purchase ADRs, EDRs, GDRs and IDRs, in bearer form, which are designed for use in European and other securities markets. ADRs, EDRs, GDRs and IDRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.


Money Market Investments and Fixed Income Securities. The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality money market investments to cover redemptions, unanticipated expenses and for reserves. There may also be times when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or in those types of money market investments for temporary, defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment. Investments in money market securities shall include government securities, government agency securities, commercial paper, banker's acceptances, bank certificates of deposit and repurchase agreements. Investment in commercial paper is restricted to companies rated P2 or higher by Moody's or A-2 or higher by S&P(R). The Fund may also invesT in the following fixed income securities:

      (1) direct obligations of the U.S. Government, such as bills, notes, bonds and other debt securities issued by the U.S.
            Treasury;

      (2) obligations of U.S. government agencies and instrumentalities which are secured by the full faith and credit of the U.S. Treasury, such as securities of the Government National Mortgage Association, the Export-Import Bank or the Student Loan Marketing Association; or which are secured by the right of the issuer to borrow from the Treasury, such as securities issued by the Federal Financing Bank or the U.S. Postal Service; or are supported by the credit of the government agency or instrumentality itself, such as securities of Federal Home Loan Banks, Federal Farm Credit Banks or the Federal National Mortgage Association; and

      (3)   securities issued by corporations or other business organizations.


The Fund's investments in fixed income securities issued by corporations or other business organizations will be classified, at the time of purchase, as investment grade securities, which means that they will be rated Baa or higher by Moody's or BBB or higher by S&P(R). In addition, the credit qualitY of unrated securities purchased by the Fund must be, in the opinion of the Adviser, at least equivalent to a Baa rating by Moody's or a BBB rating by S&P(R). Although securities rated Baa by Moody's and BBB by S&P(R) ARE considered to be investment grade, they have speculative characteristics. Such securities carry a lower degree of risk than lower rated securities. Securities that are subsequently downgraded in quality below Baa by Moody's or BBB by S&P(R) may continue to be held by the Fund until such time as theY can be disposed of in a reasonably practical manner.

Repurchase Agreements. A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the Fund. The Fund will enter into repurchase agreements only with U.S. banks having assets in excess of $1 billion that are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board of Trustees. The term to maturity of a repurchase agreement normally will be no longer than a few days.


Warrants and Rights. The Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying shares. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. Rights represent a preemptive right to purchase additional shares of stock at the time of new issuance, before stock is offered to the general public, so that the stockholder can retain the same ownership percentage after the offering.


Convertible Securities. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk and may be more volatile than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. In selecting convertible securities, the Adviser will consider, among other factors: an evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.

Illiquid and Restricted Securities. The Fund may invest up to 15% of its net assets in securities that are considered to be illiquid (except that the Fund may not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days). A security is considered to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the security. Examples of illiquid securities include securities that have a limited trading market, securities that are sold in private placements without being registered for public sale under the 1933 Act and are therefore subject to restrictions on resale, and other securities that are subject to restrictions on resale. Certain restricted securities such as commercial paper issued under Section 4(2) of the 1933 Act and domestically traded securities that are not registered under the 1933 Act, but are regularly traded among qualified institutional buyers because they are exempt from registration under 1933 Act Rule 144A, may be treated as liquid securities for purposes of the 15% limitation, as long as the Adviser determines, under the supervision of the Board, that an adequate trading market exists.


Other Investment Companies. The Fund is authorized to purchase shares of other investment companies, subject to certain percentage limits set forth in the 1940 Act. Specifically, the Fund may invest up to 5% of its total assets in the securities of any one investment company (or series thereof), but may not own more than 3% of any investment company (or series thereof) or invest more than 10% of its total assets in the securities of other investment companies (or series thereof). The Fund may, however, invest in other investment companies without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction.

Preferred Stocks. Preferred stocks also are equity securities. Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the company is liquidated. Unlike common stock, preferred stock does not usually have voting rights; however, in some instances, preferred stock is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the company's board of directors. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the board of directors. There is, however, no assurance that dividends will be declared by the boards of directors of companies of the preferred stocks in which the Fund may invest.

THE UMB SCOUT BALANCED FUND

The investment objective, most policies and all of the investment restrictions of the UMB Scout Balanced Fund described in the Prospectus and in this SAI are matters of fundamental policy unless otherwise indicated, which means that they cannot be changed by the Board without first obtaining shareholder approval. The Fund's policy regarding investments in illiquid securities (except with respect to repurchase agreements maturing in more than seven days) was adopted by the Board as a matter of non-fundamental policy in order to be consistent with other UMB Scout Funds.


Normally the Fund will seek to achieve its objective of long-term growth of capital and high current income by investing at least 25% of its net assets in equity securities and a minimum of 25% of its net assets in fixed income securities.

Equity Securities. The equity securities in which the Fund invests include common stocks, preferred stocks, securities convertible into common stocks, rights and warrants. Common stocks are equity securities that represent a proportionate share of the ownership of a company. Their value is based on the success of the company's business, any income paid to stockholders, the value of the company's assets, and general market conditions. The Funds also may invest directly in foreign securities or purchase ADRs, EDRs, GDRs and IDRs, in bearer form, which are designed for use in European and other securities markets. ADRs, EDRs, GDRs and IDRs are receipts typically issued by a U.S. bank or trust company which evidence ownership of underlying securities issued by a foreign corporation.


Preferred Stocks. Preferred stocks also are equity securities. Generally, preferred stock receives dividends prior to distributions on common stock and usually has a priority of claim over common stockholders if the company is liquidated. Unlike common stock, preferred stock does not usually have voting rights; however, in some instances, preferred stock is convertible into common stock. In order to be payable, dividends on preferred stock must be declared by the company's board of directors. Dividends on the typical preferred stock are cumulative, causing dividends to accrue even if not declared by the board of directors. There is, however, no assurance that dividends will be declared by the boards of directors of companies of the preferred stocks in which the Fund may invest.


Convertible Securities. Convertible securities entitle the holder to receive interest paid or accrued on debt or the dividend paid on preferred stock until the convertible securities mature or are redeemed, converted or exchanged. Prior to conversion, convertible securities have characteristics similar to ordinary debt securities in that they normally provide a stable stream of income with generally higher yields than those of common stock of the same or similar issuers. Convertible securities rank senior to common stock in a corporation's capital structure and therefore generally entail less risk and may be less volatile than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed-income security. In selecting convertible securities, the Adviser will consider, among other factors: an evaluation of the creditworthiness of the issuers of the securities; the interest or dividend income generated by the securities; the potential for capital appreciation of the securities and the underlying common stocks; the prices of the securities relative to other comparable securities and to the underlying common stocks; whether the securities are entitled to the benefits of sinking funds or other protective conditions; diversification of the Fund's portfolio as to issuers; and whether the securities are rated by a rating agency and, if so, the ratings assigned.


Warrants and Rights. The Fund may purchase warrants and similar rights, which are privileges issued by corporations enabling the owners to subscribe to and purchase a specified number of shares of the corporation at a specified price during a specified period of time. The prices of warrants do not necessarily correlate with the prices of the underlying shares. The purchase of warrants involves the risk that the Fund could lose the purchase value of a warrant if the right to subscribe to additional shares is not exercised prior to the warrant's expiration. Also, the purchase of warrants involves the risk that the effective price paid for the warrant added to the subscription price of the related security may exceed the value of the subscribed security's market price such as when there is no movement in the level of the underlying security. Rights represent a preemptive right to purchase additional shares of stock at the time of new issuance, before stock is offered to the general public, so that the stockholder can retain the same ownership percentage after the offering.

Fixed Income Securities. The Fund will normally invest in the following fixed income securities:

      (1) direct obligations of the U.S. Government, such as bills, notes, bonds and other debt securities issued by the U.S.
            Treasury;

      (2) obligations of U.S. government agencies and instrumentalities which are secured by the full faith and credit of the U.S. Treasury, such as securities of the Government National Mortgage Association; or which are secured by the right of the issuer to borrow from the Treasury, such as securities issued by the Federal Financing Bank or the U.S. Postal Services; or are supported by the credit of the government agency or instrumentality itself, such as securities of Federal Home Loan Banks, Federal Farm Credit Banks, or the Federal National Mortgage Association; and


      (3) securities issued by corporations or other business organizations. The Fund will generally invest in securities that, at the time of purchase, are classified as investment grade by Moody's or by S&P(R). Securities rated Baa or higher by Moody's or BBB or higher by S&P(R) are classified as investment grade securities. Although securities rated Baa by Moody's and BBB by S&P(R) have speculative characteristics, they are considered to be investment grade. Such securities carry a lower degree of risk than lower rated securities. Securities that are subsequently downgraded to non-investment grade may continue to be held by the Fund, as long as such securities do not exceed 5% of the portfolio, and will be sold only if the manager believes it would be advantageous to do so. In addition, the credit quality of unrated securities purchased by the Fund must be, in the opinion of the Adviser, at least equivalent to a Baa rating by Moody's or a BBB rating by S & P.


Money Market Investments. The Fund intends to hold some cash, short-term debt obligations, government or government agency securities or other high-quality money market investments for reserves to cover redemptions and unanticipated expenses. There may also be times when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or in those types of money market investments for temporary, defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment. The types of short-term debt obligations, government securities or other high-quality money market investments readily changeable into cash in which the Fund may invest are:

(1) direct obligations of the U.S. Government such as bills, notes and other debt securities issued by the U.S. Treasury;

(2) certificates of deposit, bankers' acceptances and other short-term obligations issued domestically by U.S. commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;

(3) commercial paper of companies rated P-2 or higher by Moody's or A-2 or higher by S&P(R), or if not rated by either Moody's or S&P(R), a company's commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody's or AA or higher by S&P(R);

(4) short-term debt securities that are non-convertible, have one year or less remaining to maturity at the date of purchase, and are rated Aa or higher by Moody's or AA or higher by S&P(R);


(5) negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion and which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation; and
(6) issues of the U.S. Treasury or U.S. government agencies that are subject to repurchase agreements.


Repurchase Agreements. A repurchase agreement involves the sale of securities to the Fund with the concurrent agreement by the seller to repurchase the securities at the Fund's cost plus interest at an agreed rate upon demand or within a specified time, thereby determining the yield during the Fund's period of ownership. The result is a fixed rate of return insulated from market fluctuations during such period. Under the 1940 Act, repurchase agreements are considered loans by the Fund. The Fund will enter into repurchase agreements only with U.S. banks having assets in excess of $1 billion that are members of the Federal Deposit Insurance Corporation, and with certain securities dealers who meet the qualifications set from time to time by the Board. The term to maturity of a repurchase agreement normally will be no longer than a few days. The Fund may not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days.


Other Investment Companies. The Fund is authorized to purchase shares of other investment companies, subject to certain percentage limits set forth in the 1940 Act. Specifically, the Fund may invest up to 5% of its total assets in the securities of any one investment company (or series thereof), but may not own more than 3% of any investment company (or series thereof) or invest more than 10% of its total assets in the securities of other investment companies (or series thereof). The Fund may, however, invest in other investment companies without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction.

THE UMB SCOUT BOND FUND

The investment objective, most policies and all of the investment restrictions of the UMB Scout Bond Fund described in the Prospectus and in this SAI are matters of fundamental policy unless otherwise indicated, which means that they cannot be changed by the Board without first obtaining shareholder approval.

The Fund will normally seek to achieve its objective of maximum current income consistent with quality and maturity standards by investing at least 80% of its net assets in a diversified portfolio of fixed income obligations. Any change in this 80% policy approved by the Board may not take effect until shareholders have received written notice of the change at least sixty (60) days before it occurs. The Fund generally invests in bonds such as: (1) direct or guaranteed obligations of the U.S. Government and its agencies, and (2) high-quality debt securities including notes and bonds issued by corporations or other business organizations.


The Fund will invest only in the following U.S. Government Securities.

      (1) Direct obligations of the U.S. Government, such as bills, notes, bonds and other debt securities issued by the U.S.
            Treasury;


      (2) Obligations of U.S. government agencies and instrumentalities which are secured by the full faith and credit of the U.S. Treasury, such as securities of the Government National Mortgage Association, the Export-Import Bank, or the Student Loan Marketing Association; or which are secured by the right of the issuer to borrow from the Treasury, such as securities issued by the Federal Financing Bank or the U.S. Postal Service, or are supported by the credit of the government agency or instrumentality itself, such as securities of Federal Home Loan Banks, Federal Farm Credit Banks, or the Federal National Mortgage Association.

The Fund's investments in securities issued by corporations or other business organizations will be rated at the time of purchase within the top three classifications of Moody's (Aaa, Aa, and A) or S&P(R) (AAA, AA and A). ThE Fund will use obligations secured by specific assets of the issuing corporation as well as unsecured debentures that represent claims on the general credit of the issuer.

The Fund may invest in commercial paper, including variable rate master demand notes, of companies whose commercial paper is rated P-1 by Moody's or A-1 by S&P(R). If not rated by either Moody's or S&P(R), a company's commercial paper, including variable rate master demand notes, may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody's or AA or higher by S&P(R).

Variable rate master demand notes represent a borrowing arrangement under a letter of agreement between a commercial paper issuer and an institutional lender. Applicable interest rates are determined on a formula basis and are adjusted on a monthly, quarterly, or other term as set out in the agreement. They vary as to the right of the lender to demand payment. It is not generally contemplated that such instruments will be traded, and there is no secondary market for these notes, although they are redeemable (and thus immediately repayable by the borrower) at face value, plus accrued interest, at any time. In connection with the Fund's investment in variable rate master demand notes, the Fund's manager will monitor on an ongoing basis the earning power, cash flow and other liquidity ratios of the issuer, and the borrower's ability to pay principal and interest on demand.

The Fund may invest in certificates of deposit, bankers' acceptances, and other commercial bank short-term obligations issued domestically by United States banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation, or such securities which may be issued by holding companies of such banks.

The Fund may also invest in issues of the United States Treasury or United States government agencies subject to repurchase agreements entered into with the seller of the issues. The Fund may not invest more than 10% of its net assets in repurchase agreements maturing in more than seven days.


Mortgage-Backed Securities. The UMB Scout Bond Fund may purchase residential and commercial mortgage-backed securities. "Mortgage-backed securities" are securities that represent directly or indirectly a participation in, or are secured by and payable from, mortgage loans secured by real property. The Fund will only invest in mortgage-backed securities issued or guaranteed by the U.S. Government or its agencies or instrumentalities, or in privately issued mortgaged-backed or asset-backed securities rated in the top two categories (i.e., AAA/AA) by a nationally recognized rating agency. In addition to credit and market risk, mortgage-backed securities involve prepayment risk because the underlying assets (loans) may be prepaid at any time.

The value of these securities may also be changed because of actual or perceived changes in the creditworthiness of the originator, the servicing agent, the financial institution providing the credit support or the counter-party. Like other fixed-income securities, when interest rates rise, the value of a mortgage-backed security will generally decline. However, when interest rates decline, the value of a mortgage-backed security with prepayment features may not increase as much as that of other fixed-income securities. These securities are also subject to the risk that, as interest rates rise, borrowers are less likely to refinance their mortgages and other debts. As a result, the principal on mortgage-backed securities may be paid later than expected, which could cause the value of the securities to go down.

The primary risk of any mortgage-backed security is the uncertainty of the timing of cash flows from the assets underlying the securities. See the subheading "Risk Factors Applicable to Mortgage-Backed Securities" under the "RISK FACTORS" section, below, for more information about prepayment and extension risks.

Currently, there are three basic types of mortgage-backed securities: (i) those issued or guaranteed by the United States Government or one of its agencies or instrumentalities, such as the Government National Mortgage Association ("GNMA"), the Federal National Mortgage Association ("FNMA") and the Federal Home Loan Mortgage Corporation ("FHLMC"); (ii) those issued by private issuers that represent an interest in or are collateralized by mortgage-backed securities issued or guaranteed by the United States Government or one of its agencies or instrumentalities; and (iii) those issued by private issuers that represent an interest in or are collateralized by whole mortgage loans or mortgage-backed securities without a government guarantee but usually having some form of private credit enhancement.

      U.S. GOVERNMENT MORTGAGE-BACKED SECURITIES. The Fund may invest in mortgage-backed securities issued or guaranteed by GNMA, FNMA and FHLMC. GNMA certificates are backed by the "full faith and credit" of the United States. FNMA and FHLMC certificates are not backed by the full faith and credit of the United States, but the issuing agency or instrumentality has the right to borrow, to meet its obligations, from an existing line of credit with the U.S. Treasury. The U.S. Treasury has no legal obligation to provide such line of credit and may choose not to do so. Each of GNMA, FNMA and FHLMC guarantee timely distribution of interest to certificate holders. GNMA and FNMA also guarantee timely distribution of scheduled principal payments. Generally, FHLMC guarantees only the ultimate collection of principal of the underlying mortgage loans.

      COLLATERALIZED MORTGAGE OBLIGATIONS AND MULTICLASS PASS-THROUGH SECURITIES. The Fund may also invest in collateralized mortgage obligations ("CMOs"). CMOs are debt obligations collateralized by mortgage loans or mortgage pass-through securities. Typically, CMOs are collateralized by GNMA, FNMA or FHLMC certificates, but also may be collateralized by whole loans or private mortgage pass-through securities (such collateral is referred to in this section as "Mortgage Assets"). Multiclass pass-through securities are equity interests in a trust composed of Mortgage Assets. Payments of principal of and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U. S. Government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. The Fund may invest in CMOs issued by private entities only if the CMOs are rated at least investment grade (at least BBB by S&P(R) or Baa by Moody's) or, if unrated, are determined to be oF comparable quality.

In a CMO, a series of bonds or certificates is issued in multiple classes. Each class of CMOs, often referred to as a "tranche," is issued at a specific fixed or floating coupon rate and has a stated maturity or final distribution date. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semiannual basis. Certain CMOs may have variable or floating interest rates. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a CMO series in a number of different ways.

Generally, the purpose of the allocation of the cash flow of a CMO to the various classes is to obtain a more predictable cash flow to the individual tranches than exists with the underlying collateral of the CMO. As a general rule, the more predictable the cash flow is on a CMO tranche, the lower the anticipated yield will be on that tranche at the time of issuance relative to prevailing market yields on mortgage-backed securities. As part of the process of creating more predictable cash flows on most of the tranches in a series of CMOs, one or more tranches generally must be created that absorb most of the volatility in the cash flows on the underlying mortgage loans. The yields on these tranches may be higher than prevailing market yields on mortgage-backed securities with similar maturities. As a result of the uncertainty of the cash flows of these tranches, generally, the market prices of and yield on these tranches are more volatile.

The Fund also may invest in parallel pay CMOs and Planned Amortization Class CMOs ("PAC Bonds"). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or final distribution date but may be retired earlier. Generally, PAC Bonds require payments of a specified amount of principal on each payment date. PAC Bonds always are parallel pay CMOs with the required principal payment on such securities having the highest priority after interest has been paid to all classes.

The Fund may not invest in "stripped" mortgage-backed securities (interest-only securities or principal-only securities) or in mortgage-backed securities known as "inverse floaters."

      ADJUSTABLE RATE MORTGAGES. The Fund may also invest in adjustable rate mortgage securities ("ARMs"), which are pass-through mortgage securities collateralized by mortgages with adjustable rather than fixed rates. ARMs, like fixed rate mortgages, have a specified maturity date, and the principal amount of the mortgage is repaid over the life of the mortgage. Unlike fixed rate mortgages, the interest rate on ARMs is adjusted at regular intervals based on a specified, published interest rate "index" such as a Treasury rate index. The new rate is determined by adding a specific interest amount, the "margin," to the interest rate of the index. Investment in ARM securities allows the Fund to participate in changing interest rate levels through regular adjustments in the coupons of the underlying mortgages, resulting in more variable current income and lower price volatility than longer-term fixed rate mortgage securities. ARM securities are a less effective means of locking in long-term rates than fixed rate mortgages since the income from rate mortgages will increase during periods of rising interest rates and decline during periods of falling rates.

      PRIVATE MORTGAGE PASS-THROUGH SECURITIES. Private mortgage pass-through securities are structured similarly to the GNMA, FNMA and FHLMC mortgage pass-through securities and are issued by originators of and investors in mortgage loans, including depository institutions, mortgage banks, investment banks and special purpose subsidiaries of the foregoing. Usually, these securities are backed by a pool of conventional fixed rate or adjustable rate mortgage loans. Since private mortgage pass-through securities are not guaranteed typically by an entity having the credit status of GNMA, FNMA and FHLMC, these securities are structured generally with one or more types of credit enhancement to make them more secure, which may be through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of those approaches. The Fund may invest in private mortgage pass-through securities only if they are rated AA/Aa (S&P(R)/Moody's) or above.


Money Market Investments. The Fund intends to hold some cash, short-term debt obligations, government securities or other high-quality investments for reserves to cover redemptions and unanticipated expenses. There may also be times when the Fund attempts to respond to adverse market, economic, political or other conditions by investing up to 100% of its assets in cash or in those types of money market investments for temporary, defensive purposes. During those times, the Fund will not be able to pursue its investment objective and, instead, will focus on preserving your investment. The types of short-term debt obligations, government securities or other high-quality money market investments readily changeable into cash in which the Fund may invest are:

(1) direct obligations of the U.S. Government such as bills, notes and other debt securities issued by the U.S. Treasury;

(2) certificates of deposit, bankers' acceptances and other short-term obligations issued domestically by U.S. commercial banks having assets of at least $1 billion and which are members of the Federal Deposit Insurance Corporation or holding companies of such banks;

(3) commercial paper of companies rated P-2 or higher by Moody's or A-2 or higher by S&P(R), or if not rated by either Moody's or S&P(R), a company's commercial paper may be purchased by the Fund if the company has an outstanding bond issue rated Aa or higher by Moody's or AA or higher by S&P(R);

(4) short-term debt securities which are non-convertible and which have one year or less remaining to maturity at the date of purchase and which are rated Aa or higher by Moody's or AA or higher by S&P(R);

(5) negotiable certificates of deposit and other short-term debt obligations of savings and loan associations having assets of at least $1 billion and which are members of the Federal Home Loan Banks Association and insured by the Federal Savings and Loan Insurance Corporation; and
(6) issues of the U.S. Treasury or U.S. government agencies that are subject to repurchase agreements.

THE UMB SCOUT KANSAS TAX-EXEMPT BOND FUND


Although shares of the Fund are offered to residents of both Kansas and Missouri, the Fund does not provide any state or local tax benefit for Missouri residents.

The following policies supplement the UMB Scout Kansas Tax-Exempt Bond Fund's investment objective and policies set forth in the Prospectus. The investment objective, policies and certain investment restrictions of the

Fund described in the Prospectus and in this SAI are matters of fundamental policy unless otherwise indicated, which means that they cannot be changed by the Board without first obtaining shareholder approval.


Municipal Bonds and Debt Instruments. Municipal bonds and debt instruments include bonds, notes and commercial paper of varying maturities issued by a municipality for a wide variety of both public and private purposes, the interest on which is, in the opinion of bond counsel, exempt from regular federal income tax. Public purpose municipal bonds include general obligation and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenue of a project or facility or from the proceeds of a specific revenue source. Some revenue bonds are payable solely or partly from funds which are subject to annual appropriations by a state's legislature and the availability of monies for such payments. Municipal notes include bond anticipation, tax anticipation and revenue anticipation notes. Bond, tax and revenue anticipation notes are short term obligations that will be retired with the proceeds of an anticipated bond issue, tax revenue or facility revenue respectively. As to the portion of the Fund that is invested in securities with income that is exempt from federal tax, (normally at least 80% of net assets), the Fund will ensure that such securities do not pay income that will be considered a preference for purposes of the federal alternative minimum tax.


The Fund will concentrate its investments in municipal obligations issued by Kansas and its political subdivisions. The Fund is, therefore, more susceptible to factors adversely affecting issuers in Kansas than mutual funds which do not concentrate in a specific state. Municipal obligations of issuers in a single state may be adversely affected by economic developments (including insolvency of an issuer) and by legislation and other governmental activities in that state. Municipal obligations that rely on an annual appropriation of funds by a state's legislature have the risk that the legislature will not appropriate the necessary amounts or take other action needed to permit the issuer of such obligations to make required payments. To the extent that the Fund's assets are concentrated in municipal obligations of issuers of a single state, the Fund may be subject to an increased risk of loss. The Fund may also invest in obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam.

The Fund may invest up to 20% of its net assets in municipal obligations issued by the same or similar types of issuers, including, without limitation, the following: lease rental obligations of state and local authorities; obligations dependent on annual appropriations by a state's legislature for payment; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; obligations of hospitals or life care facilities; or industrial development or pollution control bonds issued for electric utility systems, steel companies, paper companies or other purposes. This may make the Fund more susceptible to adverse economic, political or regulatory occurrences affecting a particular category of issuer. For example, health care-related issuers are susceptible to fluctuations in Medicare and Medicaid reimbursements, and national and state health care legislation. As the Fund's concentration increases, so does the potential for fluctuation in the value of the Fund's shares.

The secondary market for some municipal obligations issued within Kansas (including issues which are privately placed) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. The Fund will not invest in illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which the Fund may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Fund may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.


Certain securities held by the Fund may permit the issuer at its option to "call" or redeem its securities. If an issuer redeems securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

The Fund may invest in municipal leases and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

In pursuit of its investment objective, the Fund assumes investment risk, chiefly in the form of interest rate and credit risk. Interest rate risk is the risk that changes in market interest rates will affect the value of the Fund's investment portfolio. In general, the value of a municipal bond falls when interest rates rise, and increases when interest rates fall. Credit risk is the risk that an issuer of a municipal bond is unable to meets its obligation to make interest and principal payments. Municipal bonds with longer maturities (durations) or lower ratings generally provide higher current income, but are subject to greater price fluctuation due to changes in market conditions than bonds with shorter maturities or higher ratings, respectively. In addition, the values of municipal bonds are affected by changes in general economic conditions and business conditions affecting the specific industries or their issuers. Changes by recognized rating services in their ratings of a security and in the ability of the issuer to make payments of principal and interest may also affect the value of the Fund's investments. The amount of information about the financial conditions of an issuer of municipal obligations may not be as extensive as that made available by corporations whose securities are publicly traded.

Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 other than, in general, at their original issue, is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount; or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.


The principal security for a revenue bond is generally the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue sources. Revenue bonds have been issued to fund a wide variety of capital projects, including electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges, universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer's obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state's ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority's obligations. Such payments are usually subject to annual appropriations by the state or locality.


Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users.

The Fund may on occasion acquire revenue bonds that carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Fund anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

While most municipal bonds pay a fixed rate of interest semiannually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.


The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that as a result of litigation or other conditions the power or ability of any person or entity to pay when due principal and interest on a municipal obligation may be materially affected. There have been recent instances of defaults and bankruptcies involving municipal obligations that were not foreseen by the financial and investment communities. The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the Adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired for the portfolio as a result of any such event and the Fund may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. The Fund anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by the Fund. The Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in default and assets securing such obligations.


The yields on municipal obligations will be dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody's, S&P(R) and Fitch represent theiR opinions as to the quality of the municipal obligations that they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of municipal obligations will normally fluctuate with changes in interest rates; therefore, the net asset value of the Fund will be affected by such changes.


Obligations of Particular Types of Issuers. Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital's gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.


Electric utilities face various problems such as financing large construction programs in an inflationary period; cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities); difficulty in obtaining fuel at reasonable prices; achieving timely and adequate rate relief from regulatory commissions; and effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Life care facilities are an alternative form of long-term housing for the elderly which offer residents the independence of a condominium life style and, if needed, the comprehensive care of nursing home services. Bonds to finance these facilities have been issued by various state and local authorities. Since the bonds are normally secured only by the revenues of each facility and not by state or local government tax payments, they are subject to a wide variety of risks. Primarily, the projects must maintain adequate occupancy levels to be able to provide revenues sufficient to meet debt service payments. Moreover, since a portion of housing, medical care and other services may be financed by an initial deposit, it is important that the facility maintain adequate financial reserves to secure estimated actuarial liabilities. The ability of management to accurately forecast inflationary cost pressures is an important factor in this process. The facilities may also be affected adversely by regulatory cost restrictions applied to health care delivery in general, particularly state regulations or changes in Medicare and Medicaid payments or qualifications, or restrictions imposed by medical insurance companies. They may also face competition from alternative health care or conventional housing facilities in the private or public sector.

Municipal Leases. The Fund may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease or installment purchase arrangement that is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. "Participations" in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive a pro rata share of all payments under the lease. A trustee is usually responsible for administering the terms of the participation and enforcing the participants' rights in the underlying lease. Leases and installment purchase or conditional sale contracts (which normally provide for title to the leased assets to pass eventually to the government issuer) have evolved as a means of government issuers to acquire property and equipment without meeting the constitutional and statutory requirements for the issuance of debt. State debt-issuance limitations are deemed to be inapplicable to these arrangements because of the inclusion in many leases or contracts of "non-appropriation" clauses that provide that the governmental issuer has no obligation to make future payments under the lease or contract unless money is appropriated for such purpose by the appropriate legislative body on a yearly or other periodic basis. Such arrangements are, therefore, subject to the risk that the governmental issuer will not appropriate funds for lease payments.


Certain municipal lease obligations owned by the Fund may be deemed illiquid for the purpose of the Fund's 10% limitation on investments in illiquid securities, unless determined by the Adviser, pursuant to guidelines adopted by the Directors of the Fund, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the Adviser will consider a variety of factors including: (1) the willingness of dealers to bid for the security; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; and (4) the nature of the marketplace trades. In addition, the Adviser will consider factors unique to particular lease obligations affecting the marketability thereof. These include the general creditworthiness of the municipality, and the likelihood that the marketability of the obligation will be maintained throughout the time the obligation is held by the Fund. In the event the Fund acquires an unrated municipal lease obligation, the Adviser will be responsible for determining the credit quality of such obligation on an on-going basis, including an assessment of the likelihood that the lease may or may not be canceled.

Zero-Coupon Bonds. Some of the securities in which the Fund invests may include so-called "zero-coupon" bonds, whose values are subject to greater fluctuation in response to changes in market interest rates than bonds which pay interest currently. Zero-coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. Zero-coupon bonds benefit the issuer by mitigating its need for cash to meet debt service, but also require a higher rate of return to attract investors who are willing to defer receipt of such cash. The Fund is required to accrue income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash and the Fund is required to distribute its net income for each taxable year. Thus, the Fund may have to sell other investments to obtain cash needed to make income distributions.

Credit Quality. The Fund is dependent on the Adviser's judgment, analysis and experience in evaluating the quality of municipal obligations. In evaluating the credit quality of a particular issue, whether rated or unrated, the Adviser will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.


When-Issued Securities. New issues of municipal obligations are sometimes offered on a "when-issued" basis, that is, delivery and payment for the securities normally take place within a specified number of days after the date of the Fund's commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. The price and yield of such securities are generally fixed on the date of commitment to purchase. However, the market value of the securities may fluctuate prior to delivery and upon delivery the securities may be more or less than the Fund agreed to pay for them. The Fund may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer's outstanding indebtedness. Refunding contracts generally require the issuer to sell and the Fund to buy such securities on a settlement date that could be several months or several years in the future. Additionally, the Fund may purchase instruments that give it the option to purchase a municipal obligation when and if issued.

The Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Fund enters into the purchase commitment. When the Fund commits to purchase securities on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by the Fund are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e.

appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Fund's net asset value than if it solely set aside cash to pay for when-issued securities.

Variable Rate Obligations. The Fund may purchase variable rate obligations. Variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). Rate revisions may alternatively be determined by formula or in some other contractual fashion. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and are frequently secured by letters of credit or other credit support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer's obligations, a bank may be treated as the issuer of a security for the purpose of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Fund would anticipate using these obligations as cash equivalents pending longer-term investment of its funds.

Redemption, Demand and Put Features. Most municipal bonds have a fixed final maturity date. However, it is commonplace for the issuer to reserve the right to call the bond earlier. Also, some bonds may have "put" or "demand" features that allow early redemption by the bondholder. Longer-term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long-term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because the Fund may retain the bond if interest rates decline. By acquiring these kinds of obligations the Fund obtains the contractual right to require the issuer of the security or some other person (other than a broker or dealer) to purchase the security at an agreed upon price, which right is contained in the obligation itself rather than in a separate agreement with the seller or some other person. Because this right is assignable with the security, which is readily marketable and valued in the customary manner, the Fund will not assign any separate value to such right.





Asset Coverage Requirements. Transactions involving when-issued securities and the lending of securities expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either: (1) an offsetting ("covered") position in securities; or (2) cash or liquid securities (such as readily marketable obligations and money market instruments) with a value sufficient at all times to cover its potential obligations not covered as provided in (1) above. The Fund will comply with Securities and Exchange Commission guidelines regarding cover for these instruments and, if the guidelines so require, set aside cash or liquid securities in a segregated account maintained by its custodian in the prescribed amount. The securities in the segregated account will be marked to market daily.


Assets used to cover or held in a segregated account maintained by the custodian cannot be sold while the position requiring coverage or segregation is outstanding unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund's assets to segregated accounts or to cover could impede fund management or the Fund's ability to meet redemption requests or other current obligations.

Non-Diversified Status. As a "non-diversified" investment company, the Fund may invest, with respect to 50% of its total assets, more than 5% (but not more than 25%) of its total assets in the securities of any issuer. The Fund is likely to invest a greater percentage of its assets in the securities of a single issuer than would a diversified fund. Therefore, the Fund is more susceptible to any single adverse economic or political occurrence or development affecting issuers of Kansas municipal obligations. For purposes of this restriction, each Kansas political subdivision is considered to be the ultimate issuer, rather than the Kansas Development Finance Authority, under whose authority Kansas bonds are issued.

Portfolio Maturity. The Fund purchases municipal bonds with different maturities in pursuit of its investment objective, but maintains under normal market conditions an investment portfolio with an overall weighted average portfolio maturity of 5 to 10 years. The Fund may, however, purchase individual municipal bonds with maturities of 20 years or greater.


Other Investment Information. When, in the Adviser's judgment, market conditions warrant substantial temporary investments in high-quality securities, the Fund may do so. The Fund may invest in high-quality short-term municipal securities in order to reduce risk and preserve capital. Under normal market conditions, the Fund may invest only up to 20% of net assets in short-term municipal securities that are exempt from regular federal income tax, although the Fund may invest up to 100% as a temporary defensive measure in response to adverse market conditions.


If suitable short-term municipal investments are not reasonably available, the Fund may invest in short-term taxable securities that are rated Aa or AA by Moody's and S&P(R), respectively, or issued by the U.S. Government, and thaT have a maturity of one year or less or have a variable interest rate.

Investments in money market securities shall include government securities, government agency securities, commercial paper, municipal notes, banker's acceptances, bank certificates of deposit and repurchase agreements. Investment in commercial paper is restricted to companies rated P2 or higher by Moody's, A-2 or higher by S&P(R), or F2 or higher by Fitch's, witH comparable rating restrictions for municipal notes.


Kansas. Over the last two quarters of 2003, the state of Kansas has started to realize a slower economy - the loss of jobs and the loss of revenues, specifically - that some of the larger states have seen over the last two to three years. In Kansas, the biggest layoffs and economic changes were sustained in the aviation, manufacturing, telecommunications and public utility sectors. According to The Governor's Economic and Demographic Report for 2002-2003, unemployment is expected to be a monthly average of 4.30% in 2003 as compared to 4.40% in 2002. This rate continues toremain below the national rate.

Job growth is expected to be led by job creation in the services industry. The completion of the Kansas International Speedway near Kansas City will add new jobs both in services and retailing. Construction employment is expected to receive a major boost in the future with many bonded construction projects at schools and the continuance of the comprehensive transportation program. The growth in construction employment maybe dampened slightly if reductions are made to the transportation program.

Unemployment for the State of Kansas for 2002 was 4.40% while the unemployment rate for the United States for the same time period was 5.80%.

The population in the state of Kansas grew from 2,688,418 in 2000 to 2,694,641 as of July, 2002.


Kansas has no general obligation debt by Constitutional law. Few bonds that are issued within the State by the smaller municipalities are rated. The most significant debt is that of the Department of Transportation for highway purposes. Other debt is issued under the authority of the Kansas Development Finance Authority. Because the State has no general obligation debt, there is no rating for state of Kansas general obligation bonds.

Kansas Taxes. Individuals, trusts, estates and corporations will not be subject to the Kansas income tax on the portion of exempt-interest dividends derived from interest on obligations of Kansas and its political subdivisions issued after December 31, 1987, and interest on obligations issued before January 1, 1988 where the laws of the State of Kansas authorizing the issuance of such obligations specifically exempt the interest on such obligations from income tax under the laws of the State of Kansas. All remaining dividends (except for dividends, if any, derived from qualifying debt obligations issued by the governments of Puerto Rico, the U.S. Virgin Islands and Guam and which are exempt from federal and state income taxes pursuant to federal laws), including dividends derived from capital gains, will be includable in the Kansas taxable income of individuals, trusts, estates and corporations. Distributions treated as long-term capital gains for federal income tax purposes will generally receive the same characterization under Kansas law. Capital gains or losses realized from a redemption, sale or exchange of shares of the Fund by a Kansas taxpayer will be taken into account for Kansas income tax purposes.


The above exemptions do not apply to the privilege tax imposed on banks, banking associations, trust companies, savings and loan associations and insurance companies, or the franchise tax imposed on corporations. Banks, banking associations, trust companies, savings and loan associations, insurance companies and corporations are urged to consult their own tax advisers regarding the effects of these taxes before investing in the Fund.

The tax discussion set forth above is for general information only. The foregoing relates to Kansas income taxation in effect as of the date of this Statement of Additional Information; investors in other states may be subject to state income taxation. Investors should consult their own tax advisers regarding the state, local and other tax consequences of an investment in the Fund, including any proposed change in the tax laws.


THE UMB SCOUT MONEY MARKET FUND

The investment objective, policies and all of the investment restrictions of the Fund described in the Prospectus and in this SAI are matters of fundamental policy unless otherwise indicated, which means that they cannot be changed by the Board without first obtaining shareholder approval.

The UMB Scout Money Market Fund offers two separate portfolios, Federal and Prime (the "Portfolios"), each of which invests in high quality short-term money market instruments for the purpose of maximizing income consistent with safety of principal and liquidity. Money market instruments are generally described as short-term debt obligations issued by governments, corporations and financial institutions. Usually maturities are one year or less. The yield from this type of instrument is very sensitive to short-term lending conditions. Thus, the income of money market funds will follow closely the trend of short-term interest rates, rising when those rates increase and declining when they fall. Each Portfolio also seeks to maintain a constant price of $1.00 per share. Neither Portfolio's objective can be changed without the approval of a majority of its outstanding shares.

Because of the short maturities, fluctuation in the principal value of money market-type securities resulting from changes in short-term interest rates normally will not be sufficient to change the net asset value (price) per share. Although the Fund's shareholders can anticipate that this principal value stability will be reflected in the price of the Fund's shares, it cannot be guaranteed.

Pursuant to Rule 2a-7 of the 1940 Act, the Fund will price its shares according to a procedure known as amortized cost, and will maintain 100% of its assets in securities with remaining maturities of 397 days or less, and limit its investments to those instruments which the Directors of the Fund determine present minimal credit risks, and which are eligible investments under the rule. Each Portfolio will maintain a weighted average maturity of 90 days or less.

THE UMB SCOUT TAX-FREE MONEY MARKET FUND

The investment objective, policies and all of the investment restrictions of the Fund described in the Prospectus and in this SAI are matters of fundamental policy unless otherwise indicated, which means that they cannot be changed by the Board without first obtaining shareholder approval.

During periods of normal market conditions, the Fund will invest at least 80% of its net assets (exclusive of cash) in short-term municipal securities. This fundamental policy will not be changed without shareholder approval, except that the Fund reserves the right to deviate temporarily from this policy during extraordinary circumstances when, in the opinion of management, it is advisable to do so in the best interest of shareholders, such as when market conditions dictate a defensive posture in taxable obligations.

Municipal securities include bonds and other debt obligations issued by or on behalf of states, territories and possessions of the United States of America and the District of Columbia including their political subdivisions or their duly constituted authorities, agencies and instrumentalities, the interest on which is exempt from federal income tax.


The UMB Scout Tax-Free Money Market Fund may invest in industrial development bonds, the interest from which is exempt from federal income tax. Under certain circumstances, "substantial users" of the facilities financed with such obligations, or persons related to "substantial users," may be required to pay federal income tax on this otherwise exempted interest. Such persons should consult the Internal Revenue Code and their financial adviser to determine whether or not this Fund is an appropriate investment for them.


Municipal notes include tax, revenue and bond anticipation notes of short maturity, generally less than three years, which are issued to obtain temporary funds for various public purposes. Also included in this category are Construction Loan Notes, Short-Term Discount Notes and Project Notes issued by a state or local housing agency but secured by the full faith and credit of the United States.

Prices of and yields on municipal securities depend on a variety of factors, such as changes in interest rates, the size of a particular offering, the maturity and the rating of the obligation, economic and monetary conditions, and conditions of the municipal securities market, including the volume of municipal securities available. Market values of municipal securities will vary according to the relation of their yields available. Consequently, the income of UMB Scout Tax-Free Money Market Fund and the yield on its shares can be expected to change as the level of interest rates fluctuates.

Investments in short-term municipal obligations and notes are limited to those obligations which at the time of purchase: (1) are backed by the full faith and credit of the United States; (2) are rated MIG-1 or MIG-2 by Moody's; or (3) if the obligations or notes are not rated, of comparable quality as determined by the Board of Directors. Short-term discount notes are limited to those obligations rated A-1 by S&P(R), or Prime-1 by Moody's oR their equivalents as determined by the Board of Directors. If the short-term discount notes are not rated, they must be of comparable quality as determined by the Board of Directors.

While the Fund normally maintains at least 80% of its net assets in municipal securities, it may invest any remaining balance in taxable money market instruments on a temporary basis, if management believes this action would be in the best interest of shareholders. Included in this category are: obligations of the U.S. Government, its agencies or instrumentalities; certificates of deposit; bankers' acceptances and other short-term debt obligations of United States banks with total assets of $1 billion or more; and commercial paper rated A-2 or better by S&P(R) or Prime-2 or better bY Moody's, or certain rights to acquire these securities. The Fund reserves the right to hold cash reserves as management deems necessary for defensive or emergency purposes. It is the policy of the Fund not to invest more than 25% of its assets in any one classification of municipal securities, except project notes or other tax-exempt obligations that are backed by the U.S. Government.

Should the rating organizations used by the Fund cease to exist or change their systems, the Fund will attempt to use other comparable ratings as standards for its investments in municipal securities in accordance with its investment policies.

To achieve its objectives the Fund may engage in trading activity in order to take advantage of opportunities to enhance yield, protect principal or improve liquidity. This trading activity should not increase the Fund's expenses since there are normally no brokers' commissions paid by the Fund for the purchase or sale of money market instruments. However, a markup or spread may be paid to a dealer from which the Fund purchases a security.

The UMB Scout Tax-Free Money Market Fund may invest in issues of the U.S. Treasury or U.S. Government agencies subject to repurchase agreements entered into with the seller of the issue.

                                  RISK FACTORS

RISK FACTORS APPLICABLE TO FOREIGN INVESTMENTS. From time to time, the UMB Scout Technology Fund, the UMB Scout WorldWide Fund, the UMB Scout WorldWide Select Fund, the UMB Scout Energy Fund and the UMB Scout Balanced Fund may invest in companies located in foreign or developing countries. As non-U.S. companies are not generally subject to uniform accounting, auditing and financial reporting standards and practices comparable to those applicable to U.S. companies, similar information may not be readily available about certain foreign companies. Securities of some non-U.S. companies may be less liquid and more volatile than securities of comparable U.S. companies. In addition, in certain foreign countries, there is the possibility of expropriation or confiscatory taxation, political or social instability or diplomatic developments that could affect U.S. investments in those countries.

The risks to which the UMB Scout WorldWide Fund, the UMB Scout WorldWide Select Fund, the UMB Scout Technology Fund, the UMB Scout Energy Fund and the UMB Scout Balanced Fund are exposed, as a result of investing in companies located outside the United States include: currency risks such as fluctuations in the value of foreign currencies and the performance of foreign currencies relative to the U.S. dollar; exchange control regulations; and costs incurred in connection with conversions between various currencies (fees may also be incurred when converting foreign investments to U.S. dollars). As a result, the relative strength of the U.S. dollar may be an important factor in the performance of the Funds.


RISK FACTORS APPLICABLE TO REPURCHASE AGREEMENTS. The use of repurchase agreements involves certain risks. For example, if the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of these securities has declined, a Fund may incur a loss upon disposition of them. If the seller of the agreement becomes insolvent and subject to liquidation or reorganization under the Bankruptcy Code or other laws, disposition of the underlying securities may be delayed pending court proceedings. Finally, it is possible that a Fund may not be able to perfect its interest in the underlying securities. While the Funds' Adviser acknowledges these risks, it is expected that they can be controlled through stringent security selection criteria and careful monitoring procedures.


RISK FACTORS APPLICABLE TO MONEY MARKET INSTRUMENTS. The yield and principal value of money market instruments are sensitive to short-term lending conditions, and it is possible that an issuer may default. The UMB Scout Money Market Fund and the UMB Scout Tax-Free Money Market Fund will seek to minimize these risks through portfolio diversification, careful portfolio selection among securities considered to be high quality and by maintaining short average maturities.

RISK FACTORS APPLICABLE TO INVERSE FLOATERS. The UMB Scout Kansas Tax-Exempt Bond Fund may invest in municipal securities whose interest rates bear an inverse relationship to the interest rate on another security or the value of an index ("inverse floaters"). An investment in inverse floaters may involve greater risk than an investment in a fixed rate bond. Because changes in the interest rate on the other security or index inversely affect the residual interest paid on the inverse floater, the value of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to the UMB Scout Kansas Tax-Exempt Bond Fund when short-term interest rates rise, and increase the interest paid to the UMB Scout
Kansas Tax-Exempt Bond Fund when short-term interest rates fall. Inverse floaters have varying degrees of liquidity and tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline. Shifts in long-term interest rates may, however, alter this tendency. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward) and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. Inverse floaters are leveraged because they provide two or more dollars of bond market exposure for every dollar invested.




RISK FACTORS APPLICABLE TO ILLIQUID AND RESTRICTED SECURITIES. Because illiquid and restricted securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to a Fund. The practice of investing in Rule 144A Securities could increase the level of a Fund's illiquidity during any period that qualified institutional buyers become uninterested in purchasing these securities.

RISK FACTORS APPLICABLE TO INVESTMENT COMPANIES. To the extent consistent with its investment objective and policies, each Fund may invest in securities issued by other investment companies. Investments by a Fund in other investment companies will be subject to the percentage limitations of the 1940 Act. As a shareholder of another investment company, a Fund would be subject to the same risks as any other investor in that company. In addition, it would bear a proportionate share of any fees and expenses paid by that company. These would be in addition to the advisory and other fees paid directly by a Fund.

RISK FACTORS APPLICABLE TO SECURITIES LENDING. In order to generate additional income, the UMB Scout Stock Select Fund, the UMB Scout Equity Index Fund, the UMB Scout WorldWide Select Fund and the UMB Scout Technology Fund may lend securities on a short-term basis to banks, broker-dealers or other qualified institutions. In exchange, a Fund will receive collateral equal to at least 100% of the value of the securities loaned. Securities lending may represent no more than one-third the value of a Fund's total assets (including the loan collateral). Any cash collateral received by a Fund in connection with these loans may be invested in U.S. government securities and other liquid high-grade debt obligations. The main risk when lending portfolio securities is that the borrower might become insolvent or refuse to honor its obligation to return the securities. In this event, a Fund could experience delays in recovering its securities and may incur a capital loss. In addition, a Fund may incur a loss in reinvesting the cash collateral it receives.


RISK FACTORS APPLICABLE TO MORTGAGE-BACKED SECURITIES. Mortgage-backed securities have certain characteristics that are different from traditional debt securities. As a result of the risks associated with these securities, the Fund could realize a loss by investing in them, regardless of their rating or their credit enhancement features.

Among the major differences between mortgage-backed securities and traditional debt securities are that on mortgage-backed securities, interest and principal payments are made more frequently, usually monthly, and principal may be prepaid at any time because the underlying mortgage loans or other assets may be prepaid generally at any time, usually without penalty. Generally, changes in the rate of prepayments will affect the yield to maturity of the security. Moreover, when the holder of the security attempts to reinvest prepayments of principal and interest, it may receive a rate of interest higher or lower than the rate on the mortgage-backed securities originally held. To the extent that mortgage-backed securities are purchased at a premium, mortgage foreclosures and principal prepayments may result in a loss to the extent of the premium paid. If such securities are bought at a discount, both scheduled payments of principal and unscheduled prepayments will increase current and total returns and will accelerate the recognition of income that when distributed to shareholders, will be taxable as ordinary income.

Mortgage-backed securities, like all fixed-income securities, generally decrease in value as a result of increases in interest rates. In addition, although the value of fixed-income securities generally increases during periods of falling interest rates and decreases during periods of rising interest rates, as a result of prepayments and other factors, this is not always the case with respect to mortgage-backed securities.

Although the extent of prepayments on a pool of mortgage loans depends on various economic and other factors, as a general rule, prepayments on fixed rate mortgage loans will increase during a period of falling interest rates and decrease during a period of rising interest rates. Accordingly, during a period of declining rates, the Fund is likely to have greater amounts to reinvest as a result of prepayments and is likely to have to reinvest those amounts at lower interest rates than during a period of rising interest rates. Generally, mortgage-backed securities decrease in value as a result of increases in interest rates and may benefit less than other fixed-income securities from declining interest rates because of the risk of prepayment.

The UMB Scout Bond Fund may invest in mortgage derivative securities, such as CMOs, the average life of which is determined using mathematical models that incorporate prepayment assumptions and other factors involving estimates of future economic and market conditions. These estimates may vary from actual future results, particularly during periods of extreme market volatility. In addition, under certain market conditions, the average weighted life of mortgage derivative securities may not reflect the price volatility of such securities accurately. For example, in periods of supply and demand imbalances in the market for such securities and/or in periods of sharp interest rate movements, the prices of mortgage derivative securities may fluctuate to a greater extent than would be expected from interest rate movements alone.

The UMB Scout Bond Fund's investments in mortgage derivative securities also subject the Fund to extension risk. "Extension risk" is the possibility that rising interest rates may cause prepayments to occur at a slower than expected rate. This particular risk effectively may change a security that was considered short or intermediate-term at the time of purchase into a long-term security. Generally, long-term securities fluctuate more widely in response to changes in interest rates than short or intermediate-term securities.

In addition, CMOs and other mortgage-backed securities issued by private entities are not U.S. government securities and are not guaranteed by any government agency, although the pool of securities underlying a privately issued mortgage-backed security may be subject to a guarantee. Therefore, if the collateral securing a privately issued mortgage-backed security held by the Fund, in addition to any third party credit support or guarantees, is insufficient to make payment, the Fund could sustain a loss on its investment in that security. However, as stated above, the Fund will invest in CMOs and other mortgage-backed securities issued by private entities only if they are rated AA/Aa (S&P(R)/Moody's) or above.


                             INVESTMENT RESTRICTIONS

The Funds have adopted the following investment restrictions, some of which are fundamental investment restrictions that cannot be changed without the approval of a "majority of the outstanding voting securities" of the Fund. Under the 1940 Act, a "majority of the outstanding voting securities" of a Fund means the vote of: (i) more than 50% of the outstanding voting securities of the Fund; or (ii) 67% or more of the voting securities of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy, whichever is less. With respect to the policies concerning concentration, borrowing money and senior securities, legal or regulatory limitations are explained in the investment restrictions. Such explanations are not part of the fundamental investment restriction and may be modified without shareholder approval to reflect changes in the legal and regulatory requirements.

THE UMB SCOUT EQUITY INDEX FUND AND THE UMB SCOUT TECHNOLOGY FUND will not, as a matter of fundamental policy:

(1) make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof) of its total assets in a particular industry, except that UMB Scout Technology Fund will invest more than 25% of its total assets in the technology sector (which includes companies that develop or sell computers, software and peripheral products). The SEC staff currently takes the position that a mutual fund concentrates its investments in a particular industry if 25% or more of its total assets are invested in issuers within the industry. These restrictions do not limit either Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities.

      In applying each Fund's fundamental policy concerning industry concentration, it is a matter of non-fundamental policy that investments in certain categories of companies will not be considered to be investments in a particular industry. In particular, technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry. Also, for example: (i) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (ii) asset-backed securities will be classified according to the underlying assets securing such securities; and (iii) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry;

(2) borrow money or issue senior securities, except as the 1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit. The following sentence is intended to describe the current regulatory limits relating to senior securities and borrowing activities that apply to mutual funds and the information in the sentence may be changed without shareholder approval to reflect legal or regulatory changes. A Fund may borrow up to 5% of its total assets for temporary purposes and may also borrow from banks, provided that if borrowings exceed 5%, a Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the fund's other assets. The effect of this provision is to allow a Fund to borrow from banks amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing);

(3) underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the 1933 Act;

(4) purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein;


(5) purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities; and


(6) make loans, provided that this restriction does not prevent a Fund from purchasing debt obligations, entering into repurchase agreements, and loaning its assets to broker/dealers or institutional investors.

Also, THE UMB SCOUT EQUITY INDEX FUND and THE UMB SCOUT TECHNOLOGY FUND may not change their classification from diversified to non-diversified without shareholder approval.

In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, THE UMB SCOUT EQUITY INDEX FUND AND THE UMB SCOUT TECHNOLOGY FUND will be subject to the following non-fundamental investment restrictions, which may be changed by the Board of Trustees without shareholder approval:

(1) each Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, neither Fund may operate as a fund of funds which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a fund of funds. Under current legal and regulatory requirements, each Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of any investment company or invest more than 10% of its total assets in the securities of other investment companies;

(2) each Fund may not invest more than 15% of its net assets in securities which they can not sell or dispose of in the ordinary course of business within seven days at approximately the value at which a Fund has valued the investment; and

(3) each Fund will not borrow for the purpose of leveraging its investments. In this regard, neither Fund will purchase portfolio securities when borrowings exceed 5% of their respective total assets.

THE UMB SCOUT STOCK FUND, THE UMB SCOUT WORLDWIDE FUND, THE UMB SCOUT BALANCED FUND AND THE UMB SCOUT BOND FUND will not, as a matter of fundamental policy:

(1) purchase the securities of any one issuer, except the United States Government, if immediately after and as a result of such purchase (a) the value of the holdings of a Fund in the securities of such issuer exceeds 5% of the value of a Fund's total assets, or (b) a Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuers;

(2) engage in the purchase or sale of real estate or commodities (with respect to WorldWide Fund and Balanced Fund, includes futures contracts);

(3)   underwrite the securities of other issuers;

(4) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof;


(5) regarding the UMB Scout Stock Fund, the UMB Scout WorldWide Fund and the UMB Scout Bond Fund, make loans to other persons, except the purchase of debt obligations which are permitted under its investment policy, and regarding the Balanced Fund, make any loan (the purchase of a security subject to a repurchase agreement or the purchase of a portion of an issue of publicly distributed debt securities is not considered the making of a loan);


(6)   invest in companies for the purpose of exercising control of management;

(7)   purchase securities on margin, or sell securities short;

(8) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation;

(9) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations;

(10) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest, except for transactions in a Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under the circumstances existing at the time;

(11) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager or any of its partners, officers, or directors beneficially own more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of said company's securities own in the aggregate more than 5% of the outstanding securities of such company;

(12) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of a Fund shall have asset coverage of at least 3 to 1 and provided further that the WorldWide Fund will not purchase securities when borrowings exceed 5% of its total assets;

(13)  make itself or its assets liable for the indebtedness of others;

(14)  invest in securities which are assessable or involve unlimited liability;

(15) invest in securities issued by UMB Financial Corporation or affiliate banks of UMB Financial Corporation;

(16) issue senior securities, with regard to the UMB Scout Stock Fund and the UMB Scout Bond Fund, except for those investment procedures permissible under a Fund's other restrictions, and with respect to the UMB Scout
Balanced Fund and the UMB Scout WorldWide Fund, that borrowings from banks are permitted so long as the requisite asset coverage under restriction
(12) above has been provided; or

 (17) purchase any securities which would cause 25% or more of a Fund's total assets at the time of such purchase to be invested in any one industry.

THE UMB SCOUT SMALL CAP FUND will not, as a matter of fundamental policy:

(1) engage in the purchase or sale of real estate or commodities;

(2) underwrite the securities of other issuers;

(3) make loans to any of its officers, directors, or employees, or to its manager, or general distributor, or officers or directors thereof;

(4) make loans to other persons, except the purchase of debt obligations which are permitted under its investment policy;

(5) purchase securities on margin, or sell securities short;

(6) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1;

(7) make itself or its assets liable for the indebtedness of others;

(8) issue senior securities, except for those investment procedures permissible under the Fund's other restrictions; or

(9) purchase any securities which would cause 25% or more of the Fund's total assets at the time of such purchase to be invested in any one industry.

The following are "non-fundamental" restrictions for THE UMB SCOUT SMALL CAP FUND, which may be changed by the Board of Trustees of the Fund without shareholder approval. The Fund will not:

(1) as to 75% of its total assets, purchase the securities of any one issuer (other than securities issued or guaranteed by the United States Government or any of its agencies or instrumentalities or securities of other investment companies), if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer;

(2) invest in companies for the purpose of exercising control of management;

(3) purchase shares of other investment companies except in the open market at ordinary broker's commission or pursuant to a plan of merger or consolidation;

(4) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest, except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under the circumstances existing at the time;

(5) purchase or retain securities of any company in which any Fund officers or directors, or Fund manager or any of its partners, officers, or directors beneficially own more than 1/2 of 1% of said company's securities, if all such persons owning more than 1/2 of 1% of said company's securities own in the aggregate more than 5% of the outstanding securities of such company;

(6) invest in securities which are assessable or involve unlimited liability; or

(7) invest in securities issued by UMB Financial Corporation or affiliate banks of UMB Financial Corporation.

THE UMB SCOUT ENERGY FUND will not, as a matter of fundamental policy:

(1) as to 75% of its total assets, purchase the securities of any one issuer, except the United States Government, if immediately after and as a result of such purchase (a) the value of the holdings of the Fund in the securities of such issuer exceeds 5% of the value of the Fund's total assets, or (b) the Fund owns more than 10% of the outstanding voting securities, or any other class of securities, of such issuer;

(2) engage in the purchase or sale of real estate or commodities;

(3) underwrite the securities of other issuers;

(4) make loans to other persons, except by the purchase of debt obligations which are permitted under its policy (the purchase of a security subject to a repurchase agreement or the purchase of a portion of publicly distributed debt securities is not considered a loan);

(5) purchase securities on margin, or sell securities short;

(6) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1;

(7) issue senior securities except for those investment procedures permissible under the Fund's other restrictions; or

(8) make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rules or orders thereunder, or SEC staff interpretation thereof) of its total assets in a particular industry, except that it will invest more than 25% of its total assets in the energy sector. These restrictions do not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities.


The following are "non-fundamental" restrictions for THE UMB SCOUT ENERGY Fund, which may be changed by the Board of Trustees of the Fund without shareholder approval. The Fund will not:


(1) invest in companies for the purpose of exercising control of management;

(2) purchase shares of other investment companies except as permitted under the 1940 Act, or pursuant to a plan of merger or consolidation;

(3) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations;

(4) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under the circumstances existing at the time;

(5) invest in securities issued by UMB Financial Corporation or affiliate banks of UMB Financial Corporation; or

(6) invest in illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable.

THE UMB SCOUT KANSAS TAX-EXEMPT BOND FUND will not, as a matter of fundamental policy:

(1) engage in the purchase or sale of real estate or commodities;

(2) underwrite the securities of other issuers;

(3) make loans to other persons, except by the purchase of debt obligations which are permitted under its policy (the purchase of a security subject to a repurchase agreement or the purchase of a portion of publicly distributed debt securities is the making of a loan);

(4) purchase securities on margin, or sell securities short;

(5) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes, and not for the purpose of leveraging its investments, and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1;

(6) invest more than 25% of its total assets (taken at market value at the time of each investment) in the securities of issuers in any particular industry, except for temporary defensive purposes. (This limitation shall not apply to obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities; investments in certificates of deposit and banker's acceptances will not be considered investments in the banking industry; utility companies will be divided according to their services; financial service companies will be classified according to the end users of their services; and asset-backed securities will be classified according to the underlying assets securing such securities.); or

(7) issue senior securities except for those investment procedures permissible under the Fund's other restrictions.

The following are "non-fundamental" restrictions for THE UMB SCOUT KANSAS TAX-EXEMPT BOND FUND, which can be changed by the Board of Directors of the Fund without shareholder approval. The Fund may not:

(1) invest in companies for the purpose of exercising control or management;

(2) purchase shares of other investment companies except as permitted under the 1940 Act, or pursuant to a plan of merger or consolidation;

(3) invest in the aggregate more than 5% of the value of its gross assets in the securities of issuers (other than federal, state, territorial, or local governments, or corporations, or authorities established thereby), which, including predecessors, have not had at least three years' continuous operations;

(4) enter into dealings with its officers or directors, its manager or underwriter, or their officers or directors, or any organization in which such persons have a financial interest, except for transactions in the Fund's own shares or other securities through brokerage practices which are considered normal and generally accepted under the circumstances existing at the time; or

(5) invest in securities issued by UMB Financial Corporation or affiliate banks of UMB Financial Corporation.


For purposes of the Fund's investment restrictions, the determination of the "issuer" of a municipal obligation which is not a general obligation bond will be made by the Adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligations.


THE UMB SCOUT MONEY MARKET FUND will not, as a matter of fundamental policy:

(1) invest in equity securities or securities convertible into equities;

(2) purchase the securities of any issuer (other than obligations issued or guaranteed as to principal and interest by the government of the United States, its agencies or instrumentalities) if, as a result, (a) more than 5% of either Portfolio's total assets (taken at current value) would be invested in the securities of such issuer, or (b) either Portfolio would hold more than 10% of any class of securities of such issuer (for this purpose, all debts and obligations of an issuer maturing in less than one year are treated as a single class of securities);

(3) borrow money in excess of 10% of either Portfolio's total assets taken at market value, and then only from banks as a temporary measure for extraordinary or emergency purposes; the Fund will not borrow to increase income (leveraging) but only to facilitate redemption requests which might otherwise require untimely dispositions of Portfolio securities; the Fund will repay all borrowings before making additional investments, and interest paid on such borrowings will reduce net income;

(4) mortgage, pledge or hypothecate its assets except in an amount up to 15% (10% as long as the Fund's shares are registered for sale in certain states) of the value of its total assets but only to secure borrowings for temporary or emergency purposes;

(5)   issue senior securities, as defined in the 1940 Act;

(6) underwrite securities issued by other persons;

(7) purchase or sell real estate, but this shall not prevent investment in obligations secured by real estate;

(8) make loans to other persons, except by the purchase of debt obligations which are permitted under its investment policy; the purchase of a security subject to a repurchase agreement is not considered making a loan;

(9) purchase securities on margin or sell short;

(10) purchase or retain securities of an issuer if to the knowledge of the Fund's management and directors of the Fund, each of whom owns more than one-half of one percent (.5%) of such securities, together own more than five percent (5%) of the securities of such issuer;

(11) purchase or sell commodities or commodity contracts;

(12) write, or invest in, put, call, straddle or spread options or invest in interests in oil, gas or other mineral exploration or development programs;

(13) invest in companies for the purpose of exercising control;

(14) invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets;

(15) invest more than 5% of the value of either Portfolio's total assets at the time of investment in the securities of any issuer or issuers which have records of less than three years' continuous operation, including the operation of any predecessor, but this limitation does not apply to securities issued or guaranteed as to interest and principal by the United States Government or its agencies or instrumentalities; or


(16) purchase any securities which would cause more than 25% of the value of a Portfolio's total net assets at the time of such purchase to be invested in any one industry; provided, however, that the Prime Portfolio does not consider assets in certificates of deposit or bankers' acceptances of domestic branches of U.S. banks to be investments in a single industry.

There is no limitation with respect to investments in U.S. Treasury bills, or other obligations issued or guaranteed by the federal government, its agencies and instrumentalities.

THE UMB SCOUT TAX-FREE MONEY MARKET FUND will not, as a matter of fundamental policy:

(1) invest in equity securities or securities convertible into equities;

(2) purchase more than ten percent (10%) of the outstanding publicly issued debt obligations of any issuer;

(3) borrow or pledge its credit under normal circumstances, except up to 10% of its gross assets (computed at the lower of fair market value or cost) for temporary or emergency purposes (and not for the purpose of leveraging its investments), and provided further that any borrowing in excess of 5% of the total assets of the Fund shall have asset coverage of at least 3 to 1; the Fund will repay all borrowings before making additional investments;

(4) pledge, mortgage or hypothecate its assets to an extent greater than ten percent (10%) of the value of its net assets;

(5) issue senior securities, as defined in the 1940 Act;

(6) underwrite any issue of securities;

(7) purchase or sell real estate, but this shall not prevent investment in municipal bonds secured by a real estate interest therein;

(8) make loans to other persons, except by the purchase of bonds, debentures or similar obligations which are publicly distributed; the purchase of a security subject to a repurchase agreement is not considered making a loan;

(9) purchase securities on margin or sell short;

(10) purchase or retain securities of an issuer if those directors of the Fund, each of whom owns more than one-half of one percent (.5%) of such securities, together own more than five percent (5%) of the securities of such issuer;

(11) purchase or sell commodities or commodity contracts;


(12) invest in put, call, straddle or spread options;


(13) purchase securities of any issuer (except the United States Government, its agencies and instrumentalities, and any municipal bond guaranteed by the United States Government) if, as a result, more than 5% of the total assets would be invested in the securities of such issuer; for purposes of this limitation, identification of the "issuer" will be based on a determination of the source of assets and revenues committed to meeting interest and principal payments of each security, and a government entity which guarantees the securities issued by another entity is also considered an issuer of that security;

(14) invest in companies for the purpose of exercising control;

(15) invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets; or


(16) invest more than 5% of the value of its total assets at the time of investment in the securities of any issuer or issuers which have records of less than three years' continuous operation, including the operation of any predecessor, but this limitation does not apply to securities issued or guaranteed as to interest and principal by the United States Government or its agencies or instrumentalities.


THE UMB SCOUT WORLDWIDE SELECT FUND AND THE UMB SCOUT STOCK SELECT FUND will not, as a matter of fundamental policy:

(1) make investments that will result in the concentration (as that term may be defined in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof) of its investments in the securities of issuers primarily engaged in the same industry, provided that this restriction does not limit the Fund from investing in obligations issued or guaranteed by the U.S. government, or its agencies or instrumentalities. The SEC staff currently takes the position that a mutual fund concentrates its investments in a particular industry if 25% or more of its total assets are invested in issuers within the industry. In applying a Fund's fundamental policy concerning concentration, it is a matter of non-fundamental policy that investments in certain categories of companies will not be considered to be investments in a particular industry. For example: (i) financial service companies will be classified according to the end users of their services, for example, automobile finance, bank finance and diversified finance will each be considered a separate industry; (ii) technology companies will be divided according to their products and services, for example, hardware, software, information services and outsourcing, or telecommunications will each be a separate industry; (iii) asset-backed securities will be classified according to the underlying assets securing such securities; and (iv) utility companies will be divided according to their services, for example, gas, gas transmission, electric and telephone will each be considered a separate industry;

(2) borrow money or issue senior securities, except as the 1940 Act, any rule thereunder, or SEC staff interpretation thereof, may permit. The following information is intended to describe the current regulatory limits relating to senior securities and borrowing activities that apply to mutual funds. This description may be changed without shareholder approval to reflect legal or regulatory changes. A Fund may borrow up to 5% of its total assets for temporary purposes and may also borrow from banks, provided that if borrowings exceed 5%, a Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the Fund's other assets. The effect of this provision is to allow a fund to borrow from banks amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing);

(3) underwrite the securities of other issuers, except that a Fund may engage in transactions involving the acquisition, disposition or resale of its portfolio securities, under circumstances where it may be considered to be an underwriter under the 1933 Act;

(4) purchase or sell real estate, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent the Fund from investing in issuers which invest, deal or otherwise engage in transactions in real estate or interests therein, or investing in securities that are secured by real estate or interests therein;

(5) purchase or sell physical commodities, unless acquired as a result of ownership of securities or other instruments and provided that this restriction does not prevent a Fund from engaging in transactions involving futures contracts and options thereon or investing in securities that are secured by physical commodities; or

(6) make loans, provided that this restriction does not prevent a Fund from purchasing debt obligations, entering into repurchase agreements, loaning its assets to broker/dealers or institutional investors and investing in loans, including assignments and participation interests.


In addition to the fundamental policies and investment restrictions described above, and the various general investment policies described in the Prospectus, THE UMB SCOUT WORLDWIDE SELECT FUND AND THE UMB SCOUT STOCK SELECT FUND will be subject to the following investment restrictions, which are considered non-fundamental and may be changed by the Board of Directors without shareholder approval:

(1) each Fund may not, with respect to 75% of its total assets, invest more than 5% of its total assets in securities of any one issuer (except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities), or purchase more than 10% of the voting securities of any one issuer. A Fund may not change its classification from diversified to non-diversified without shareholder approval;

(2) each Fund is permitted to invest in other investment companies, including open-end, closed-end or unregistered investment companies, either within the percentage limits set forth in the 1940 Act, any rule or order thereunder, or SEC staff interpretation thereof, or without regard to percentage limits in connection with a merger, reorganization, consolidation or other similar transaction. However, neither Fund may operate as a fund of funds which invests primarily in the shares of other investment companies as permitted by Section 12(d)(1)(F) or (G) of the 1940 Act, if its own shares are utilized as investments by such a fund of funds. Under current legal and regulatory requirements, each Fund may invest up to 5% of its total assets in the securities of any one investment company, but may not own more than 3% of any investment company or invest more than 10% of its total assets in the securities of other investment companies;

(3) the UMB Scout WorldWide Select Fund may purchase foreign currencies and/or forward foreign currency transactions, however, it may not engage in forward foreign currency exchange contracts for speculative purposes; and

(4) each Fund may not invest more than 15% of its net assets in securities which they can not sell or dispose of in the ordinary course of business within seven days at approximately the value at which the Fund has valued the investment.

                             PORTFOLIO TRANSACTIONS


Decisions to buy and sell securities for the Funds are made by the Adviser for all the UMB Scout Funds except the UMB Scout Equity Index Fund. Decisions to buy and sell for the UMB Scout Equity Index Fund are made by Northern Trust Investments, N.A., the sub-adviser for the UMB Scout Equity Index Fund, subject to the Adviser's supervision. Officers of the Adviser or sub-adviser are generally responsible for implementing or supervising these decisions, including allocation of portfolio brokerage and principal business and the negotiation of commissions and/or the price of the securities.

The Adviser and sub-adviser, in purchasing and selling portfolio securities, will seek the best available execution of securities transactions consistent with the circumstances that exist at the time. The Adviser and sub-adviser do not intend to solicit competitive bids on each transaction.

There is no pre-existing commitment to place orders with any broker, dealer or member of an exchange. The Adviser evaluates a wide range of criteria in seeking the most favorable price and market for the execution of transactions, including the broker's commission rate, execution capability, positioning and distribution capabilities, information in regard to the availability of securities, trading patterns, statistical or factual information, opinions pertaining to trading strategy, back office efficiency, ability to handle difficult trades, financial stability, and prior performance in servicing the Adviser and its clients. For transactions in equity securities and U.S. Government securities executed in the over-the-counter market, purchases and sales are transacted directly with principal market-makers except in those circumstances where, in the opinion of the Adviser, better prices and executions are available elsewhere. Brokerage may also be allocated to dealers in consideration of the Funds' share distribution but only when execution and price are comparable to that offered by other brokers.

The Adviser, when effecting purchases and sales of portfolio securities for the Funds, will seek execution of trades either (i) at the most favorable and competitive rate of commission charged by any broker, dealer or member of an exchange, or (ii) at a higher rate of commission charges, if reasonable in relation to brokerage and research services provided to the Funds or their Adviser or sub-adviser by such member, broker, or dealer. Such services may include, but are not limited to, any one or more of the following: information as to the availability of securities for purchase or sale, statistical or factual information, or opinions pertaining to investments. The Adviser or sub-adviser may use research and services provided by brokers and dealers in servicing any clients, including the Funds, and not all such services need to be used by the Adviser in connection with the Funds. In accordance with the provisions of Section 28(e) of the 1934 Act, the Adviser may from time-to-time receive services and products which serve both research and nonresearch functions. In such event, the Adviser makes a good faith determination of the anticipated research and nonresearch use of the product or service and allocates brokerage only with respect to the research component.

The UMB Scout Money Market Fund and the UMB Scout Tax-Free Money Market Fund expect that purchases and sales of portfolio securities usually will be principal transactions. Portfolio securities normally will be purchased directly from the issuer or in the over-the-counter market from a principal market maker for the securities, unless it appears that a better combination of price and execution may be obtained elsewhere. Usually there will be no brokerage commission paid by these Funds for such purchases. Purchases from underwriters of portfolio securities will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked price. In instances where securities are purchased on a commission basis, the Funds will seek competitive and reasonable commission rates based on the circumstances of the trade involved and to the extent that they do not detract from the quality of the execution.

When the Adviser or sub-adviser in its fiduciary duty believes it to be in the best interests of the Funds' shareholders, a Fund may join with other clients of the Adviser or sub-adviser in acquiring or disposing of a portfolio holding. Securities acquired or proceeds obtained will be equitably distributed between a Fund and other clients participating in the transaction. In some instances, this investment procedure may affect the price paid or received by a Fund or the size of the position obtained by a Fund.

As of June 30, 2003, some Funds held securities of their regular broker-dealers, as follows: the UMB Scout Stock Fund held 43,900 shares of Merrill Lynch & Co., Inc. ($2,049,252), the UMB Scout Stock Select Fund held 8,400 shares of Merrill Lynch & Co., Inc. ($392,112), the UMB Scout Equity Index Fund held 4,167 shares of Merrill Lynch & Co., Inc. ($194,516), 1,086 shares of Lehman Brothers Holdings, Inc. ($72,197), 2,103 shares of Goldman Sachs Group, Inc. ($176,126), 4,870 shares of Morgan Stanley ($208,193) and 23,058 shares of Citigroup, Inc. ($986,882), the UMB Scout Bond Fund held a Merrill Lynch & Co., Inc. bond in the principal amount of $1,000,000 and a value of $1,125,516 and the UMB Scout Money Market Fund (Prime Portfolio) held two Merrill Lynch & Co., Inc. bonds in the principal amount of $30,000,000 and a value of $29,981,523.

The following Funds paid brokerage commissions for the past three fiscal years ended June 30, 2003, 2002 and 2001:

----------------------------------------------------------------------------
                                  2003           2002            2001
----------------------------------------------------------------------------
UMB Scout Stock Fund            $68,706        $31,325         $51,131
----------------------------------------------------------------------------
UMB Scout Stock Select Fund     $17,285         $4,724         $24,942
----------------------------------------------------------------------------
UMB Scout Equity Index Fund     $14,469        $15,059         $12,617
----------------------------------------------------------------------------
UMB Scout Small Cap Fund        $140,535       $55,326         $85,020
----------------------------------------------------------------------------
UMB Scout WorldWide Fund        $266,271       $198,784        $111,704
----------------------------------------------------------------------------
UMB Scout WorldWide Select      $21,954        $34,453         $19,302
Fund
----------------------------------------------------------------------------
UMB Scout Technology Fund       $102,776        $9,865         $11,583
----------------------------------------------------------------------------
UMB Scout Energy Fund            $5,067         $3,490          $3,585
----------------------------------------------------------------------------
UMB Scout Balanced Fund           $719          $1,634          $5,358
----------------------------------------------------------------------------


PORTFOLIO TURNOVER. The Funds do not intend to purchase securities solely for short-term trading; nor will securities be sold for the sole purpose of realizing gains. However, a security may be sold and another of comparable quality purchased at approximately the same time to take advantage of what the Funds' Adviser believes to be a disparity in the normal yield relationship between the two securities. In addition, a security may be sold and another purchased when, in the opinion of the Adviser, a favorable yield spread exists between specific issues or different market sectors. With regard to UMB Scout Equity Index Fund, securities will be bought and sold in response to changes in the S&P 500(R) Index and cash flows. Short-term debT instruments with maturities of less than one year are excluded from the calculation of portfolio turnover.

There are no fixed limitations regarding portfolio turnover for either the equity or fixed income portions of any Fund. Although each Fund does not trade for short-term profits, securities may be sold without regard to the time they have been held in a Fund when, in the opinion of the Fund's Adviser, investment considerations warrant such action. As a result, while it is anticipated that the turnover rates for the equity portions of each Fund's portfolio generally will not exceed 100%, under certain market conditions, these portfolio turnover rates may exceed 100%. Increased portfolio turnover rates would cause a Fund to incur greater brokerage costs than would otherwise be the case and may result in the acceleration of capital gains which are taxable when distributed to shareholders. The Funds' current portfolio turnover rates may be found in the Annual Report of the Funds dated June 30, 2003.


                              PERFORMANCE MEASURES

From time to time, each of the Funds may advertise its performance in various ways, as summarized below.

YIELD OF THE UMB SCOUT MONEY MARKET FUND AND THE UMB SCOUT TAX-FREE MONEY MARKET FUND


Each Portfolio of the UMB Scout Money Market Fund and the UMB Scout Tax-Free Money Market Fund may quote their yields and effective yields and the UMB Scout Tax-Free Money Market Fund may quote its tax- equivalent yield and tax-equivalent effective yield in advertisements, shareholder reports or other communications to shareholders. Yield information is generally available by calling the Funds toll free 1-800-996-2862.

To determine "yield," the Funds determine the net change, exclusive of capital changes, during the seven day period in the value of a hypothetical pre-existing account having a balance of one share at the beginning of the period, then divide such net change by the value of the account at the beginning of the period to obtain the base period return, and then multiply the base period return by 365/7.


The current annualized yield for each Portfolio of the UMB Scout Money Market Fund and the UMB Scout Tax-Free Money Market Fund is computed using the following equation:

            Effective Yield = [(Base period Return +1)365/7] - 1]


Tax-equivalent yield is computed by dividing the tax-exempt portion of the yield by 1 minus a stated income tax rate, and then adding the quotient to the taxable portion of the yield, if any. Tax-equivalent effective yield is calculated by dividing the tax-exempt portion of the effective yield by 1 minus a stated income tax rate, and then adding the quotient to the taxable portion of the effective yield, if any. An income tax rate of 35.0% is used in the calculation of tax-equivalent yield and tax-equivalent effective yield.

For the seven-day period ended June 30, 2003:




                         Yield     Effective Yield    Tax-Equivalent    Tax-Equivalent Effective
                                                          Yield                  Yield
The UMB Scout Money     0.54%          0.54%               N/A                    N/A
Market Fund -
Federal Portfolio
The UMB Scout Money     0.58%          0.58%               N/A                    N/A
Market Fund - Prime
Portfolio
The UMB Scout           0.48%          0.48%              0.74%                  0.74%
Tax-Free Money
Market Fund



TAX EQUIVALENT YIELD OF THE UMB SCOUT KANSAS TAX-EXEMPT BOND FUND

For the UMB Scout Kansas Tax-Exempt Bond Fund, the tax-equivalent yield is based on the current double tax-exempt yield and your combined federal and state marginal tax rate. A federal income tax rate of 35.0% and a Kansas State income tax rate of 6.45% is used in the calculation of tax-equivalent yield. Assuming that all of the UMB Scout Kansas Tax-Exempt Bond Fund's dividends are tax-exempt in Kansas (which may not always be the case) and that your Kansas taxes are fully deductible for federal income tax purposes, you can calculate your tax-equivalent yield for the UMB Scout Kansas Tax-Exempt Bond Fund using the following equation:

                                 Fund's 30-day Yield
     --------------------------------------------------------------------------
       100% - (Federal Tax Rate+ Kansas Tax Rate) = Your Tax-Equivalent Yield

For the 30 day period ended June 30, 2003, the tax-equivalent yield of the UMB Scout Kansas Tax-Exempt Bond Fund was 2.54%.


AVERAGE ANNUAL TOTAL RETURN (BEFORE TAXES)

The UMB Scout Stock Fund, the UMB Scout Stock Select Fund, the UMB Scout Equity Index Fund, the UMB Scout Small Cap Fund, the UMB Scout WorldWide Fund, the UMB Scout WorldWide Select Fund, the UMB Scout Technology Fund, the UMB Scout Energy Fund, the UMB Scout Balanced Fund, the UMB Scout Bond Fund and the UMB Scout Kansas Tax-Exempt Bond Fund may advertise "average annual total return" (before taxes) over various periods of time. The average annual total return (before taxes) for a Fund for a specified period is found by first taking a hypothetical $1,000 investment ("initial investment") in the Fund's shares on the first day of the period and computing the "redeemable value" of that investment at the end of the period. The redeemable value is then divided by the initial investment and this quotient is taken to the nth root (n representing the number of years in the period) and 1 is subtracted from the result, which is then expressed as a percentage. The calculation assumes that all income and capital gains dividends paid by the Fund have been reinvested at the net asset value on the reinvestment dates during the period. This calculation can be expressed as follows:

      P(1+T)n        =     ERV

      Where:  P      =     a hypothetical initial payment of $1,000
              T      =     average annual total return
              n      =     number of years
              ERV    =     Ending  Redeemable  Value of a hypothetical  $1,000
                           payment made at the beginning of the 1, 5 or 10 year
                           (or other) periods at the end of the 1, 5 or 10 year
                           (or other) periods (or fractional portions thereof).

The Funds' performance figures will be based upon historical results and will not necessarily be indicative of future performance. The Funds' returns and net asset value will fluctuate and the net asset value of shares when sold may be more or less than their original cost. Any additional fees charged by a dealer or other financial services firm would reduce the returns described in this section.


The table below shows the average annual total return (before taxes) for each of the Funds for the specified periods:



                                                                                           Kansas
                                                                                            Tax-
                     Stock  Equity  Small World  WorldWide  Tech-                          Exempt
             Stock   Select Index   Cap    Wide    Select  nology Energy  Balanced   Bond  Bond
              Fund    Fund   Fund   Fund** Fund     Fund    Fund  Fund**    Fund     Fund   Fund
----------------------------------------------------------------------------------------------------
For the      -1.67%  -1.08%  -0.12%  2.11%  -2.89%  -4.49%  -3.94%  -2.27%  2.79%    8.80%    4.27%
one
year
7/1/02-
6/30/03
----------------------------------------------------------------------------------------------------
For the      -1.23%       -       -  5.51%   0.03%       -       -   0.52%  0.23%    6.79%    4.44%
five
years
7/1/98-
6/30/03
----------------------------------------------------------------------------------------------------
For the       5.68%       -       -  9.06%       -       -       -       -      -    6.04%        -
ten
years
7/1/93-
6/30/03
----------------------------------------------------------------------------------------------------
From              -  -6.02% -10.89%      -   7.73%  -3.91% -35.94%   -001%  2.92%        -    4.26%
start
of
operations
to
6/30/03*
----------------------------------------------------------------------------------------------------


----------------
* The UMB Scout WorldWide Fund commenced operation on September 14, 1993; the UMB Scout Balanced Fund commenced operation on December 6, 1995; the UMB Scout Energy Fund and the UMB Scout Kansas Tax-Exempt Bond Fund commenced operation on February 23, 1998; the UMB Scout WorldWide Select Fund commenced operations on May 17, 1999; the UMB Scout Stock Select Fund commenced operations on May 17, 1999; the UMB Scout Equity Index Fund and the UMB Scout Technology Fund commenced operation on May 1, 2000.


** Prior to July 2, 2001, the UMB Scout Small Cap Fund was known as the UMB Scout Regional Fund and the UMB Scout Energy Fund was known as the UMB Scout Capital Preservation Fund and each was managed in accordance with a different investment strategy, and, in the case of the UMB Scout Small Cap Fund, in accordance with a different investment objective.


The foregoing performance results are based on historical earnings and should not be considered as representative of the performance of the Funds in the future. An investment in the Funds will fluctuate in value and at redemption their value may be more or less than the initial investment.


AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS)***


The average annual total return (after taxes on distributions) is computed by finding the average annual compounded rates of return over the specified periods that would equate with the initial amount invested to the ending value, according to the following formula:

      P(1+T)n=ATVD

      Where:

      P = a hypothetical initial payment of $1,000
      T = average annual total
      return (after taxes on distributions)
      n = number of years
     ATVD = ending value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year periods at the end of the one, five or ten-year periods after taxes on Fund distributions, but not after taxes on redemption.

The table below shows the average annual total return (after taxes on distributions) for each of the Funds for the specified periods:




                                                                                           Kansas
                                                                                            Tax-
                     Stock  Equity  Small World  WorldWide  Tech-                          Exempt
             Stock   Select Index   Cap    Wide    Select  nology Energy  Balanced   Bond  Bond
              Fund    Fund   Fund   Fund** Fund     Fund    Fund  Fund**    Fund     Fund   Fund
---------------------------------------------------------------------------------------------------
For          -1.99%  -1.36%  -0.68%  1.86%  -3.27%  -4.92%  -3.94%  -2.72%  2.00%    6.62%    4.26%
the
one
year
7/1/02-
6/30/03
---------------------------------------------------------------------------------------------------
For          -2.75%       -       -  3.63%  -0.53%       -       -  -0.36% -1.80%    4.58%    4.43%
the
five
years
7/1/98-
6/30/03
---------------------------------------------------------------------------------------------------
For           3.62%       -       -  7.03%       -       -       -       -      -    3.76%        -
the
ten
years
7/1/93-
6/30/03
---------------------------------------------------------------------------------------------------
From              -  -6.35% -11.26%      -   7.09%  -4.26% -35.94%  -0.83%  0.90%        -    4.25%
start
of
operations
to
6/30/03*
---------------------------------------------------------------------------------------------------


--------------------
* The UMB Scout WorldWide Fund commenced operation on September 14, 1993; the UMB Scout Balanced Fund commenced operation on December 6, 1995; the UMB Scout Energy Fund and the UMB Scout Kansas Tax-Exempt Bond Fund commenced operation on February 23, 1998; the UMB Scout WorldWide Select Fund commenced operations on May 17, 1999; the UMB Scout Stock Select Fund commenced operations on May 17, 1999; the UMB Scout Equity Index Fund and the UMB Scout Technology Fund commenced operation on May 1, 2000.


** Prior to July 2, 2001, the UMB Scout Small Cap Fund was known as the UMB Scout Regional Fund and the UMB Scout Energy Fund was known as the UMB Scout Capital Preservation Fund and each was managed in accordance with a different investment strategy, and, in the case of the UMB Scout Small Cap Fund, in accordance with a different investment objective.


The foregoing performance results are based on historical earnings and should not be considered as representative of the performance of the Funds in the future. An investment in the Funds will fluctuate in value and at redemption their value may be more or less than the original investment.


AVERAGE ANNUAL TOTAL RETURN (AFTER TAXES ON DISTRIBUTIONS AND REDEMPTIONS)***


The average annual total returns (after taxes on distributions and redemptions) is computed by finding the average annual compounded rates of return over the specified periods that would equate the initial amount invested to the ending value, according to the following formula:

      P(1+T)n=ATVDR

      Where:

      P =         a hypothetical investment of $1,000
      T =         average  annual total return  (after taxes on  distributions and redemptions)
      n =         number of years
      ATVDR       = ending value of a hypothetical $1,000 payment made at the beginning of the one, five or ten-year periods at the end of the one, five or ten-year periods after taxes on Fund distributions and redemptions

The table below shows the average annual total return (after taxes on distributions and redemptions) for each of the Funds for the specified periods:



                                                                                           Kansas
                                                                                            Tax-
                     Stock  Equity  Small World  WorldWide  Tech-                          Exempt
             Stock   Select Index   Cap    Wide    Select  nology Energy  Balanced   Bond  Bond
              Fund    Fund   Fund   Fund** Fund     Fund    Fund  Fund**    Fund     Fund   Fund
---------------------------------------------------------------------------------------------------
For the      -1.10%  -0.72%  -0.12%  1.50%  -1.90%  -2.94%  -2.56%  -1.51%  1.79%    5.83%    3.88%
one
year
7/1/02-
6/30/03
---------------------------------------------------------------------------------------------------
For the      -1.49%       -       -  3.79%  -0.24%       -       -   2.11% -0.97%    4.42%    4.24%
five
years
7/1/98-
6/30/03
---------------------------------------------------------------------------------------------------
For the       3.97%       -       -  6.83%       -       -       -       -      -    3.71%        -
ten
years
7/1/93-
6/30/03
---------------------------------------------------------------------------------------------------
From              -  -5.22%  -9.28%      -   6.47%  -3.48% -27.74%  -0.49%  1.31%        -    4.19%
start
of
operations
to
6/30/03*
---------------------------------------------------------------------------------------------------


-------------------
* The UMB Scout WorldWide Fund commenced operation on September 14, 1993; the UMB Scout Balanced Fund commenced operation on December 6, 1995; the UMB Scout Energy Fund and the UMB Scout Kansas Tax-Exempt Bond Fund commenced operation on February 23, 1998; the UMB Scout WorldWide Select Fund commenced operations on May 17, 1999; the UMB Scout Stock Select Fund commenced operations on May 17, 1999; the UMB Scout Equity Index Fund and the UMB Scout Technology Fund commenced operation on May 1, 2000.


** Prior to July 2, 2001, the UMB Scout Small Cap Fund was known as the UMB Scout Regional Fund and the UMB Scout Energy Fund was known as the UMB Scout Capital Preservation Fund and each was managed in accordance with a different investment strategy, and, in the case of the UMB Scout Small Cap Fund, in accordance with a different investment objective.


The foregoing performance results are based on historical earnings and should not be considered as representative of the performance of the Funds in the future. An investment in the Funds will fluctuate in value and at redemption their value may be more or less than the original investment.

-----------------

*** Note: For purposes of the computations of "after taxes on distributions" and "after taxes on distributions and redemptions," all distributions were considered reinvested and taxes on distributions were calculated using the highest individual marginal federal income tax rates in effect on the reinvestment date(s). State, local and federal alternative minimum taxes were disregarded, and the effect of phase-outs of certain exemptions, deductions and credits at various levels were also disregarded. Tax rates may vary over the performance measurement period. The tax rates used on distributions correspond to the tax character of the distributions (e.g. ordinary income rate for ordinary income distributions, short-term capital gain rate for short-term capital gain distributions, long-term capital gain rate for long-term capital gain distributions). Capital gains taxes on redemption were calculated using the highest applicable federal individual capital gains tax rate(s) and the appropriate character in accordance with federal tax laws in effect on the redemption date and separately tracked the basis and holding period for the initial investment and each subsequent purchase through reinvested dividends and distributions. For purposes of the computation of "after taxes on distributions and redemptions" the tax benefit from capital losses, if any, resulting from the redemption is added to the ending redeemable value. Actual after-tax returns depend on an investor's tax situation and may differ from those shown, and after-tax returns shown are generally not relevant to investors who hold shares of the Funds through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PERFORMANCE COMPARISONS. In advertisements or in reports to shareholders, the Funds may compare their performance to that of other mutual funds with similar investment objectives and to stock or other relevant indices. For example, the UMB Scout Equity Index Fund, the UMB Scout Stock Fund, the UMB Scout Small Cap Fund, the UMB Scout WorldWide Fund, the UMB Scout Technology Fund, the UMB Scout Energy Fund, the UMB Scout Bond Fund, the UMB Scout Balanced Fund, the UMB Scout Kansas Tax-Exempt Bond Fund, the UMB Scout WorldWide Select Fund and the UMB Scout Stock Select Fund may compare their performance to rankings prepared by Lipper, Inc. (Lipper), a widely recognized independent service which monitors the performance of mutual funds. The UMB Scout Equity Index Fund, the UMB Scout Stock Fund, the UMB Scout WorldWide Fund, the UMB Scout Technology Fund, the UMB Scout Energy Fund, the UMB Scout Balanced Fund, the UMB Scout WorldWide Select Fund, the UMB Scout Stock Select Fund, and the UMB Scout Small Cap Fund may also compare their performance to the S&P 500(R) Index, an index of unmanaged groups of common stocks, the Dow Jones Industrial Average, a recognized unmanaged index of common stocks of 30 industrial companies listed on the NYSE, or the Consumer Price Index. The UMB Scout Bond Fund may compare its performance to the Shearson/Lehman Government/Corporate Index, an unmanaged index of government and corporate bonds.


Performance information, rankings, ratings, published editorial comments and listings as reported in national financial publications including, but not limited to: Kiplinger's Personal Finance Magazine, Business Week, Morningstar Mutual Funds, Investor's Business Daily, Smart Money, Money Central Investors, Institutional Investor, The Wall Street Journal, New York Times, Mutual Fund Forecaster, No-Load Investor, Money, Forbes,

Fortune and Barron's Financial World, U.S News & World Report, USA Today, Bloomberg's Personal Finance, Income & Safety, The Mutual Fund Letter, United Mutual Fund Selector, No-Loan Fund Analyst, No-Load Fund X, Louis Rukeyser's Wall Street newsletter, Donoghue's Money Letter, CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Donoghue's Mutual Fund Almanac, Bank Rate Monitor, Consumer Reports, Northwestern Financial Review, Donoghue's Money Fund Report, sageonline.com and morningstar.com may also be used in comparing performance of the Funds. Performance comparisons should not be considered as representative of the future performance of the Funds.

                  PURCHASE, REDEMPTION AND PRICING OF SHARES

The net asset value ("NAV") per share of each Fund is computed once daily, as described in the Prospectus, on each day that the Fund is open for busines. The Funds are normally open for business on the same days when the New York Stock Exchange is open for unrestricted trading. The Funds are closed on weekends and/or the following holidays:


            New Year's Day                January 1
            Martin Luther King, Jr. Day   Third Monday in January
            Presidents' Holiday           Third Monday in February
            Good Friday                   Friday before Easter
            Memorial Day                  Last Monday in May
            Independence Day              July 4
            Labor Day                     First Monday in September
            Columbus Day*                 Second Monday in October
            Veterans' Day*                November 11
            Thanksgiving Day              Fourth Thursday in November
            Christmas Day                 December 25

            *Money Market and Tax-Free Money Market Funds only.

If any of the aforementioned holidays falls on a Saturday, the New York Stock Exchange will not be open for trading on the preceding Friday, and when any holiday falls on a Sunday, the New York Stock Exchange will not be open for trading on the following Monday unless unusual business conditions exist, such as the ending of a monthly or yearly accounting period.


In connection with the determination of the Funds' net asset values, securities which are traded on a recognized stock exchange (except the NASDAQ National Market(R) and SmallCap(R) exchanges) are valued at the last sale price on the securities exchange on which such securities are primarily traded. Securities traded on only over-the-counter markets are valued at the mean between the last current bid and asked prices. Securities for which there were no transactions are valued at the mean between the last current closing bid and asked prices. NASDAQ National Market(R) and SmallCap(R) securities will be valued at the NASDAQ Official Closing Price ("NOCP"). The NOCP will be based on the last trade price if it falls within the concurrent best bid and asked prices and will be normalized pursuant to NASDAQ's published procedures if it falls outside this range. Options written or purchased by the UMB Scout Kansas Tax-Exempt Bond Fund are valued at the last sales price if such sales price is between the current bid and asked prices. Otherwise, options are valued at the mean between the current bid and asked prices. Debt securities (other than short-term instruments) are valued at prices furnished by a pricing service, subject to review and possible revision by the Funds' Adviser. Any modification of the price of a debt security furnished by a pricing service is made pursuant to procedures adopted by the Funds' Board of Directors/Trustees. Debt instruments maturing within 60 days are valued by the amortized cost method. Any securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser implementing procedures adopted by each Fund's Board of Directors/Trustees.


With respect to the UMB Scout Money Market and the UMB Scout Tax-Free Money Market Funds, shares redeemed will be entitled to receive all dividends declared through the day preceding the date of redemption. If you redeem all of the shares in your account, your redemption check will include all dividends. If you redeem less than all of the shares in your account, in addition to the share redemption check, a separate check representing all dividends declared but unpaid on the shares redeemed will be distributed on the next dividend payment date. Any amount due you in your declared but unpaid dividend account cannot be redeemed by draft.


The right of redemption may be suspended, or the date of payment postponed beyond the normal seven-day period by a Fund under the following conditions authorized by the 1940 Act: (1) for any period (a) during which the New York Stock Exchange is closed, other than customary weekend and holiday closing, or
(b) during which trading on the New York Stock Exchange is restricted; (2) for any period during which an emergency exists as a result of which (a) disposal by the Fund of securities owned by it is not reasonably practicable, or (b) it is not reasonably practicable for the Fund to determine the fair value of its net assets; or (3) for such other periods as the Securities and Exchange Commission may by order permit for the protection of the Funds' shareholders.


The UMB Scout Equity Index Fund, the UMB Scout Stock Fund, the UMB Scout Small Cap Fund, the UMB Scout Energy Fund, the UMB Scout Bond Fund, the UMB Scout Money Market Fund, the UMB Scout Tax-Free Money Market Fund, the UMB Scout WorldWide Fund, the UMB Scout Technology Fund, the UMB Scout Balanced Fund, the UMB Scout WorldWide Select Fund and the UMB Scout Stock Select Fund have elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which these Funds are obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of a Fund's net asset value during any 90-day period for any one shareholder. Should redemptions by any shareholder exceed such limitation, a Fund may redeem the excess in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Determining Your Share Price" in the Prospectus, and such valuation will be made as of the same time the redemption price is determined.

The UMB Scout Kansas Tax-Exempt Bond Fund may satisfy redemption requests by distributing securities in kind. If shares are redeemed in kind, the redeeming shareholder may incur brokerage costs in converting the assets to cash. The method of valuing securities used to make redemptions in kind will be the same as the method of valuing portfolio securities described under "Determining Your Share Price" in the prospectus and such valuation will be made as of the same time the redemption price is determined.

                       DIVIDENDS, DISTRIBUTIONS AND TAXES


DISTRIBUTIONS OF NET INVESTMENT INCOME. In general, the Funds receive income in the form of dividends or interest on their investments. This income, less expenses incurred in the operation of a Fund, constitutes a Fund's net investment income from which dividends may be paid to you. Any distributions by a Fund from such income (other than qualified dividends) will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

Income dividends earned on the following income sources will be qualified dividends subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal rate bracket):

       o dividends paid by domestic corporations,
       o dividends paid by qualified foreign corporations, including:
         - corporations incorporated in a possession of the U.S.,
         - corporations eligible for income tax treaty benefits with the U.S. under treaties determined by the Treasury Department to be qualified, and
         - corporations whose stock is traded on a domestic securities exchange.

Both the Fund and the investor must meet certain holding period requirements to qualify Fund dividends for this treatment. Specifically, the Fund must hold the portfolio stock for at least 61 days during the 120-day period beginning 60 days before the stock became ex-dividend (or 90-days and 180-days, respectively, for preferred stock). Similarly, investors must hold their Fund shares for at least 61 days during the 120-day period beginning 60 days before the Fund shares becomes ex-dividend. The ex-dividend date is the first date following the declaration of a dividend on which the purchaser of stock is not entitled to receive the next dividend payment. When counting the number of days you held your Fund shares, include the day you disposed of the stock but not the day you acquired it.


By meeting certain requirements of the Internal Revenue Code (the "Code"), the UMB Scout Kansas Tax-Exempt Bond Fund and the UMB Scout Tax-Free Money Market Fund have qualified and continue to qualify to pay exempt-interest dividends. These dividends are derived from interest income exempt from regular federal income tax, and are not subject to regular federal income tax when they are distributed. In addition, to the extent that exempt-interest dividends are derived from interest on obligations of a state or its political subdivisions, or from interest on qualifying U.S. territorial obligations (including qualifying obligations of Puerto Rico, the U.S. Virgin Islands or Guam), they also may be exempt from such state's personal income taxes. Most states, however, do not grant tax-free treatment to interest on state and municipal securities of other states.

The UMB Scout Kansas Tax-Exempt Bond Fund and the UMB Scout Tax-Free Money Market Fund may earn taxable income from many sources, including temporary investments, the discount from stripped obligations or their coupons, income from securities loans or other taxable transactions, and ordinary income derived from market discount bonds. Any Fund distributions from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

The UMB Scout Money Market Fund (Federal and Prime Portfolios) and the UMB Scout Tax-Free Money Market Fund each typically declares dividends from its respective daily net income for each day that its net asset value is calculated. A Fund's daily net income includes accrued interest and any original issue or acquisition discount, plus or minus any gain or loss on the sale of portfolio securities and changes in unrealized appreciation or depreciation in portfolio securities (to the extent required to maintain a constant net asset value per share), less the estimated expenses of the Fund. Any distributions by the Fund from such income will be taxable to you as ordinary income, whether you receive them in cash or in additional shares.

DISTRIBUTIONS OF CAPITAL GAIN. A Fund may realize a capital gain or loss in connection with sales or other dispositions of its portfolio securities. Distributions from net short-term capital gain will be taxable to you as ordinary income. Distributions from net long-term capital gain will be taxable as long-term capital gain, regardless of how long the Fund shares have been held. Any net capital gain realized by a Fund generally will be distributed once each year, in December, and may be distributed more frequently, if necessary, in order to reduce or eliminate excise or income taxes on the Funds. Because the UMB Scout Money Market Fund (Federal and Prime Portfolios) and the UMB Scout Tax-Free Money Market Fund are money market funds, they do not anticipate realizing any long-term capital gain.


For all sales of portfolio securities occurring after May 5, 2003, the net capital gain on these sales, when distributed to you as a capital gain dividend, is subject to a maximum rate of tax of 15% for individuals (5% for individuals in the 10% and 15% federal income tax brackets). In addition, any net long-term capital gain you realize from the sale of Fund shares after May 5, 2003 is eligible for these reduced tax rates.


MAINTAINING A $1 SHARE PRICE (ONLY APPLIES TO THE UMB SCOUT MONEY MARKET FUND AND THE UMB SCOUT TAX-FREE MONEY MARKET FUND). Gain and loss on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the Fund to adjust distributions to maintain its $1 share price. These procedures may result in under- or over-distributions by the Fund of its net investment income.

EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS. Most foreign exchange gain realized on the sale of debt securities is treated as ordinary income by a Fund. Similarly, foreign exchange losses realized by a Fund on the sale of debt securities are generally treated as ordinary losses by the Fund. This gain when distributed will be taxable as ordinary dividends, and any losses will reduce a Fund's ordinary income otherwise available for distribution. This treatment could increase or reduce a Fund's ordinary income distributions, and may cause some or all of a Fund's previously distributed income to be classified as a return of capital. A return of capital generally is not taxable to you, but reduces the tax basis of your shares in the Fund. Any return of capital in excess of your basis is taxable as a capital gain.

Certain Funds may invest in foreign securities and may be subject to foreign withholding taxes on income from these securities. This, in turn, could reduce ordinary income distributions to you. If more than 50% of a Fund's total assets at the end of the fiscal year are invested in securities of foreign corporations, the Fund may elect to pass-through to you your pro rata share of foreign taxes paid by the Fund. If this election is made, the year-end statement you receive from the Fund will show more taxable income than was actually distributed. In that case, you will be entitled to either deduct your share of such taxes in computing your taxable income or claim a foreign tax credit for such taxes against their U.S. federal income tax (subject to limitations for certain investors). The Fund will provide you with the information necessary to complete your personal income tax return if it makes this election.


INFORMATION ON THE TAX CHARACTER OF DISTRIBUTIONS. Each Fund will inform you of the amount of your ordinary income and capital gain dividends at the time they are paid, and will advise you of their tax status for federal income tax purposes shortly after the end of each calendar year (including, for the UMB Scout Kansas Tax-Exempt Bond Fund and the UMB Scout Tax-Free Money Market Fund, the portion of the distributions that on average are comprised of taxable income or interest income that is a tax preference item when determining your alternative minimum tax). If you have not held Fund shares for a full year, a Fund may designate and distribute to you, as ordinary income, qualified dividend income or capital gain (or as taxable, tax-exempt or tax preference income in the case of the UMB Scout Kansas Tax-Exempt Bond Fund and the UMB Scout Tax-Free Money Market Fund), a percentage of income that is not equal to the actual amount of such income earned during the period of your investment in the Fund. Taxable distributions declared and of record by a Fund in December but paid in January are taxable to you as if they were made in December.

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Code, has qualified as such for its most recent fiscal year, and intends to so qualify during the current fiscal year. As regulated investment companies, the Funds generally pay no federal income tax on the income and gain they distribute to you. The Board of Directors or Trustees of each Fund reserves the right not to maintain the qualification of such Fund as a regulated investment company if it determines such course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and distributions to you will be taxed as dividend income to the extent of such Fund's earnings and profits.


EXCISE TAX DISTRIBUTION REQUIREMENTS. To avoid federal excise taxes, the Code requires a Fund to distribute to you by December 31 of each year, at a minimum, the following amounts: 98% of its taxable ordinary income earned during the calendar year; 98% of its capital gain net income earned during the twelve month period ending October 31; and 100% of any undistributed amounts from the prior year. Each Fund intends to declare and pay these amounts in December (or to pay them in January, in which case you must treat them as received in December) to the extent they have not been distributed in June, to avoid these excise taxes, but can give no assurances that its distributions will be sufficient to eliminate all taxes.

REDEMPTION OF FUND SHARES. Redemptions (including redemptions in kind) and exchanges of Fund shares are taxable transactions for federal and state income tax purposes. If you redeem your Fund shares, or exchange your Fund shares for shares of a different UMB Scout Fund, the IRS will require that you report a gain or loss on your redemption or exchange. If you held your shares as a capital asset, the gain or loss that you realize will be capital gain or loss and will be long-term or short-term, generally depending on how long you held your shares. For tax purposes, an exchange of your Fund shares for shares of a different UMB Scout Fund is the same as a sale.

As to the UMB Scout Money Market Fund (Federal and Prime Portfolios) and the UMB Scout Tax-Free Money Market Fund, because these Funds seek to maintain a constant $1.00 per share net asset value, you should not expect to realize a capital gain or loss upon redemption or exchange of Fund shares.

REDEMPTIONS AT A LOSS WITHIN SIX MONTHS OF PURCHASE. Any loss incurred on the redemption or exchange of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by a Fund on those shares.

As to the UMB Scout Kansas Tax-Exempt Bond Fund and the UMB Scout Tax-Free Money Market Fund, any loss incurred on the redemption or exchange of shares held for six months or less will be disallowed to the extent of any exempt-interest dividends distributed to you with respect to your Fund shares and any remaining loss will be treated as a long-term capital loss to the extent of any long-term capital gain distributed to you by the Fund on those shares.





WASH SALES. All or a portion of any loss that you realize upon the redemption of your Fund shares will be disallowed to the extent that you buy other shares in such Fund (through reinvestment of dividends or otherwise) within 30 days before or after your share redemption. Any loss disallowed under these rules will be added to your tax basis in the new shares.

U.S. GOVERNMENT OBLIGATIONS. The income earned on certain U.S. government securities is exempt from state and local personal income taxes if earned directly by you. States also grant tax-free status to dividends paid to you from interest earned on these securities, subject in some states to minimum investment or reporting requirements that must be met by a Fund. The income on Fund investments in certain securities, such as repurchase agreements, commercial paper and federal agency-backed obligations (e.g., GNMA or FNMA securities), generally does not qualify for tax-free treatment. The rules on exclusion of this income are different for corporations.

DIVIDENDS-RECEIVED DEDUCTION FOR CORPORATIONS. If you are a corporate shareholder, you should note that dividends paid by the following Funds for the most recent fiscal year qualified for the dividends-received deduction as set forth below:

            UMB Scout Stock Fund                         100%
            UMB Scout Stock Select Fund                  100%
            UMB Scout Equity Index Fund                  100%

            UMB Scout Small Cap Fund                     100%
            UMB Scout WorldWide Fund                    0.82%
            UMB Scout WorldWide Select Fund             0.87%
            UMB Scout Technology Fund                      0%
            UMB Scout Energy Fund                        100%
            UMB Scout Balanced Fund                    45.32%


You may be allowed to deduct these qualified dividends, thereby reducing the tax that you would otherwise be required to pay on these dividends. The dividends-received deduction will be available only with respect to dividends designated by such Fund as eligible for such treatment. All dividends (including the deducted portion) must be included in your alternative minimum taxable income calculation.


Because the income of the UMB Scout Bond Fund, the UMB Scout Kansas Tax-Exempt Bond Fund, the UMB Scout Money Market Fund (Federal and Prime Portfolios) and the UMB Scout Tax-Free Money Market Fund consists of interest rather than dividends, no portion of their distributions will generally be eligible for the dividends-received deduction. None of the dividends paid by such Funds for the most recent fiscal year qualified for such deduction, and it is anticipated that none of the current year's dividends will so qualify.


INVESTMENT IN COMPLEX SECURITIES. A Fund may invest in complex securities that may be subject to numerous special and complex tax rules. These rules could affect whether gain or loss recognized by the Fund is treated as ordinary or capital, or as interest or dividend income. These rules could also accelerate the recognition of income to the Fund (possibly causing the Fund to sell securities to raise the cash for necessary distributions). These rules could defer the Fund's ability to recognize a loss, and, in limited cases, subject the Fund to U.S. federal income tax on income from certain foreign securities. These rules could, therefore, affect the amount, timing, or character of the income distributed to you by the Fund.


ALTERNATIVE MINIMUM TAX (ONLY APPLIES TO THE UMB SCOUT KANSAS TAX-EXEMPT BOND FUND AND THE UMB SCOUT TAX-FREE MONEY MARKET FUND). Interest on certain private activity bonds, while exempt from regular federal income tax, is a preference item for you when determining your alternative minimum tax under the Code and under the income tax provisions of several states. Private activity bond interest could subject you to or increase your liability under the federal and state alternative minimum taxes, depending on your personal or corporate tax position. If you are a person defined in the Code as a substantial user (or person related to a user) of a facility financed by private activity bonds, you should consult with your tax adviser before buying shares of the Fund.


TREATMENT OF INTEREST ON DEBT INCURRED TO HOLD FUND SHARES (ONLY APPLIES TO THE UMB SCOUT KANSAS TAX-EXEMPT BOND FUND AND THE UMB SCOUT TAX-FREE MONEY MARKET
FUND). Interest on debt you incur to buy or hold Fund shares may not be deductible for federal income tax purposes.

LOSS OF STATUS OF SECURITIES AS TAX-EXEMPT (ONLY APPLIES TO THE UMB SCOUT KANSAS TAX-EXEMPT BOND FUND AND THE UMB SCOUT TAX-FREE MONEY MARKET FUND). Failure of the issuer of a tax-exempt security to comply with certain legal or contractual requirements relating to the security could cause interest on the security, as well as Fund distributions derived from this interest, to become taxable, perhaps retroactively to the date the security was issued.


NON-U.S. INVESTORS. Non-U.S. investors may be subject to U.S. withholding and estate tax, and are subject to special U.S. tax certification requirements. You should consult your tax adviser about the federal, state, local or foreign tax consequences of your investment in the Fund.

BACKUP WITHHOLDING. By law, each Fund must withhold a portion of your taxable distributions and redemption proceeds unless you provide your correct social security or taxpayer identification number, certify that this number is correct, certify that you are not subject to backup withholding, and certify that you are a U.S. person (including a U.S. resident alien). A Fund also must withhold if the IRS instructs it to do so. When withholding is required, the rate will be 28% for calendar years 2003 through 2010.

                        MANAGEMENT AND INVESTMENT ADVISER

Pursuant to Management Agreements, each Fund employs at its own expense Scout Investment Advisors, Inc. as its manager and investment adviser. The Adviser provides professional portfolio managers who make all decisions concerning the investment and reinvestment of the assets of the Funds in accordance with each Fund's stated investment objective and policies. The Adviser either provides or pays the cost of all management, supervisory and administrative services required in the normal operations of the Funds. As of June 30, 2003, UMB Bank, n.a. and the Adviser were collectively responsible for managing in excess of $12 billion in client assets.

The Adviser is a wholly-owned subsidiary of UMB Bank, n.a., the Funds' custodian. UMB Bank, n.a. and UMB Fund Services, Inc., the Funds' administrator, are both wholly-owned subsidiaries of UMB Financial Corporation.

For the UMB Scout Equity Index Fund, the Adviser employs, at its own expense, Northern Trust Investments, N.A. ("Northern Trust"), a national banking association, as sub-adviser to provide the day-to-day investment advisory services for the Fund. The Adviser has agreed to pay Northern Trust a fee of 8/100 of one percent (0.08%) of the average daily net assets, for its services and Northern Trust has agreed to provide the UMB Scout Equity Index Fund investment management services on a daily basis.

The annual fee charged by the Adviser to each Fund covers all normal operating costs of the Fund. The annual fee is equal to the following percentage of each Fund's average net assets:

                                                   AVERAGE NET ASSETS
UMB Scout Stock Fund                                      .85%
UMB Scout Stock Select Fund                               .85%
UMB Scout Equity Index Fund*                              .40%
UMB Scout Small Cap Fund                                  .85%
UMB Scout WorldWide Fund**                               1.10%
UMB Scout WorldWide Select Fund**                        1.10%
UMB Scout Technology Fund*                               1.50%
UMB Scout Energy Fund                                     .85%
UMB Scout Balanced Fund                                   .85%
UMB Scout Bond Fund                                       .85%
UMB Scout Kansas Tax-Exempt Bond Fund                     .50%
UMB Scout Money Market Fund                               .50%
UMB Scout Tax-Free Money Market Fund                      .50%


*The UMB Scout Equity Index Fund and the UMB Scout Technology Fund have entered into an annual fee waiver contractual agreement whereby the Funds agree to limit total fees to 0.30% and 1.10% respectively, through October 31, 2004. This agreement must be approved annually by the Funds' Directors/Trustees to remain effective.

**The annual fee for the UMB Scout WorldWide Fund and the UMB Scout WorldWide Select Fund decreases to 1.00% of each Fund's average net assets between $500,000,000 and $1 billion, and to 0.90% of each Fund's average net assets over $1 billion.

The aggregate management fees paid to the Adviser by each Fund during the three most recent fiscal years ended June 30 were:




                                         2003             2002             2001
                                         ----             ----             ----
UMB Scout Stock Fund                   $727,631         $931,966        $1,119,095
UMB Scout Stock Select Fund            $120,073         $119,800         $112,929
UMB Scout Equity Index Fund            $118,176         $101,573         $56,656
UMB Scout Small Cap Fund               $335,371         $315,982         $259,830
UMB Scout WorldWide Fund              $4,100,734       $3,890,225       $3,341,901
UMB Scout WorldWide Select Fund        $386,975         $419,408         $410,311




UMB Scout Technology Fund                $89,460         $129,361          $90,530
UMB Scout Energy Fund                    $12,101          $11,987          $10,259
UMB Scout Balanced Fund                   $9,378          $11,538          $15,931
UMB Scout Bond Fund                     $633,127         $618,304         $557,654
UMB Scout Kansas Tax-Exempt Bond Fund    $36,949          $33,565          $33,899
UMB Scout Money Market Fund           $6,966,932       $6,605,570       $5,915,755
UMB Scout Tax-Free Money Market Fund    $999,444         $818,948         $677,145



Each Fund's Board is responsible for overseeing the performance of the Fund's investment adviser and sub-adviser, if any, and determining whether to renew the Fund's Management and Sub-Advisory Agreements. Renewal of the agreements requires the majority vote of the Board of Directors or Trustees, including a majority of the independent Directors or Trustees. Each Fund's Board consists of a majority of independent Directors or Trustees. The Adviser provides the Boards with certain information that the Boards have deemed important to evaluating the short-and long-term performance of the Adviser. The Boards receive materials specifically relating to the Management Agreements. These materials include (i) information on the investment performance of each Fund, a peer group of funds and an appropriate index or combination of indices, (ii) sales and redemption data in respect of each Fund, and (iii) the economic outlook and the general investment outlook in the markets in which each Fund invests. The Fund Boards, including the independent Directors or Trustees, also consider periodically other material facts such as (1) the Adviser's staff and capabilities, (2) arrangements in respect of the distribution of each Fund's shares, (3) the procedures employed to determine the value of each Fund's assets, (4) the allocation of each Fund's brokerage, if any, including allocations to brokers affiliated with the Adviser, the use of "soft" commission dollars to pay each Fund's expenses and to pay for research and other similar services, (5) the Adviser's management of the relationships with the Fund's custodian and other service providers, (6) the resources devoted to and the record of compliance with each Fund's investment policies and restrictions and with policies on personal securities transactions, and (7) the nature and character of non-investment management services provided by the Adviser and its affiliates. In addition, the Adviser meets with the Fund Boards from time to time to discuss the management and performance of the Funds and respond to the Board's questions concerning the performance of the Adviser.

In considering the Management Agreements, the Board of Directors or Trustees, including the independent Directors or Trustees, did not identify any single factor as all-important or controlling, and this summary does not detail all the matters considered. Based on the information reviewed and the discussions, each Fund's Board, including the independent Directors or Trustees, concluded that they were satisfied with the nature and quality of the services provided by the Adviser to each Fund and that the management fee rate was reasonable in relation to such services.


                         OFFICERS AND DIRECTORS/TRUSTEES

The officers of the Funds manage their day-to-day operations. The Funds' officers, as well as the Funds' Adviser, are subject to the direct supervision and control of the Board of Directors or Trustees. Under the applicable laws of Maryland and Delaware, Directors and Trustees owe a fiduciary duty to the shareholders of the Fund. Each Fund's Board is responsible for the overall management of the Fund, including general supervision of the Fund's investment activities and the Fund's various service providers.

The following is a list of the senior officers and Directors/Trustees of the Funds and their ages and business experience for the past five years.

INDEPENDENT DIRECTORS/TRUSTEES



                                                             Number of
                                                             Portfolios
                                 Term of                     in Fund
                                 Office      Principal       Complex
                     Positions   and Length  Occupation(s)   Overseen             Other
                     Held        of          During          by                   Directorships
Name, Address        with        Time        Past 5          Director/            Held by
and Age              Fund        Served      Years           Trustee              Director
---------------------------------------------------------------------------------------------------
William E. Hoffman,  Director/   Indefinite; Orthodontist    14                   None
D.D.S.               Trustee     until
1010 Grand Boulevard             successor
Kansas City,                     elected.
Missouri 64106
Age: 65                          Served as
                                 Director/
                                 Trustee
                                 since 1982
--------------------------------------------------------------------------------------------------
Eric T. Jager        Director/   Indefinite; President,       14                  Director of
4800 Main Street,    Trustee     until       Windcrest                            J and B
Suite 600                        successor   Investment                           Funds from
Kansas City,                     elected.    Management, Inc.;                    2000-2003;
Missouri 641112                              Executive                            Director of
Age: 60                          Served as   Vice                                 Lasergate
                                 a Director/ President -                          (software
                                 Trustee     Investments,                         systems)
                                 since 1987  Bartlett                             from 1998-1999.
                                             and Company
-------------------------------------------------------------------------------------------------
Stephen F. Rose      Director/   Indefinite; Chairman,       14                   None
1010 Grand Boulevard Trustee     until       Sun
Kansas City,                     successor   Publications,
Missouri 64106                   elected.    Inc.
Age: 55
                                 Served as
                                 a
                                 Director/
                                 Trustee
                                 since 1989
-------------------------------------------------------------------------------------------------
Stuart Wien          Director/   Indefinite; Retired;        14                   None
1010 Grand Boulevard Trustee     until       formerly
Kansas City,                     successor   Chairman
Missouri 64106                   elected     of the
Age: 80                                      Board,
                                 Served as   Milgram
                                 a Director/ Food
                                 Trustee     Stores,
                                 since 1982  Inc.
------------------------------------------------------------------------------------------------



INTERESTED DIRECTORS/TRUSTEES




                                                             Number of
                                                             Portfolios
                                 Term of     Principal       in Fund
                                 Office and  Occupation      Complex    Other
                     Position(s) Length of   During          Overseen   Directorships
Name, Address and    Held with   Time        Past 5          by         Held by
Age                  Fund        Served      Years           Director   Director
--------------------------------------------------------------------------------------------
Edward J. McShane,   President   Indefinite; Executive       8       Director of
Jr.*                 and         until       Vice                        two UMB
1010 Grand           Director/   successor   President,               Bank, n.a.
Boulevard            Trustee     elected     UMB Bank,             subsidiaries:
Kansas City,                                 n.a. since                UMB Trust
Missouri 64106                   Served as   1967                         Co. of
Age: 71                          a Director/                               South
                                 Trustee                              Dakota and
                                 since 2002                                Scout
                                                                      Investment
                                                                       Advisors,
                                                                        Inc., as
                                                                         well as
                                                                    K.S. M. Co.
                                                                     and George
                                                                       W. Miller
                                                                       Co. (both
                                                                     real estate
                                                                          rental
                                                                      businesses
                                                                         held in
                                                                        trust by
                                                                       UMB Bank,
                                                                           n.a.)
--------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------



* Mr. McShane, Jr. is considered to be an "interested person" of the Funds under the Investment Company Act of 1940, as amended, due to his employment by UMB Bank, n.a., the parent company of the Adviser and an affiliate of the Funds' distributor, transfer agent, administrator and fund accountant. Mr. McShane, Jr. is a Director or Trustee of all of the UMB Scout Funds except for UMB Scout Bond Fund, Inc., UMB Scout Stock Fund, Inc., UMB Scout Money Market Fund, Inc. and UMB Scout Tax-Free Fund, Inc.

OFFICERS




                                                         Number of
                              Term of                    Portfolios
                              Office                     in Fund
                   Positions  and        Principal       Complex         Other
Name, Address and  Held       Length     Occupation(s)   Overseen        Directorships
Age                with       of Time    During Past 5   by Director     Held by
                   Fund       Served     Years                           Director
--------------------------------------------------------------------------------------------
Barbara J. Demmer  Treasurer  Served     Administrative  Not             N/A
803 W. Michigan    and        since 2001 Services        Applicable
St.                Secretary             Manager
Suite A                                  UMB Fund
Milwaukee, WI                            Services, Inc.
53233                                    (1999-Present);
Age: 46                                  Prior to 1999,
                                         Senior Vice
                                         President and
                                         Controller,
                                         AMCORE
                                         Investment
                                         Group, N.A.
--------------------------------------------------------------------------------------------



DIRECTOR/TRUSTEE SHARE OWNERSHIP

The following tables provide the dollar range of equity securities beneficially owned by the Board members of the Funds on December 31, 2002.

INDEPENDENT DIRECTORS/TRUSTEES





                   Dollar       Dollar         Dollar        Dollar        Dollar
                   Range of     Range of       Range of      Range of      Range of
                   Equity       Securities     Securities    Securities    Securities
                   Securities   Held in the    Held in the   Held in the   Held in the
Name of            in the UMB   UMB Scout      UMB Scout     UMB Scout     UMB Scout
Director/          Scout Stock  Stock          Equity        Small Cap     WorldWide
Trustee            Fund         Select Fund    Index Fund    Fund          Fund
--------------------------------------------------------------------------------------
William E.         None         None           None         None           None
Hoffman
Eric T. Jager      None         None           None         None           None
Stephen F.         None         None           None         None           None
Rose
Stuart Wien        None         None           None         $10,001-       $10,001-
                                                            $50,000        $50,000



               Dollar       Dollar
               Range of     Range of     Dollar       Dollar       Dollar
               Equity       Securities   Range of     Range of     Range of
               Securities   Held         Securities   Securities   Securities
               in the UMB   in the       Held in the  Held in the  Held in the
Name of        Scout        UMB Scout    UMB Scout    UMB Scout    UMB Scout
Director/      WorldWide    Technology   Energy       Balanced     Bond
Trustee        Select Fund  Fund         Fund         Fund         Fund
--------------------------------------------------------------------------------
William E.     None         None         None         None         None
Hoffman
Eric T. Jager  None         None         None         None         None
Stephen F.     None         None         None         None         None
Rose
Stuart Wien    None         None         None         None         None

               Dollar                    Dollar
               Range of     Dollar       Range of
               Equity       Range of     Securities
               Securities   Securities   Held in the
               in the UMB   Held in the  UMB Scout
               Scout        UMB Scout    Tax-Free
Name of        Kansas       Money        Money
Director/      Tax-Exempt   Market       Market
Trustee        Fund         Fund         Fund
-------------------------------------------------------
William E.     None         None         None
Hoffman
Eric T. Jager  None         None         None
Stephen F.     None         None         None
Rose
Stuart Wien    None         None         None




----------------------------------------------------------------------------------
Name of          Name of         Company      Title of     Value of     Percent of
Director         Owners and                   Class        Securities   Class
                 Relationships
                 to Director
----------------------------------------------------------------------------------
William E.       None            None         None         None         None
Hoffman
----------------------------------------------------------------------------------
Eric T. Jager(1) Joan Alison     UMB          Common       $109,580     0.0001%
                 Bartlett        Financial
                 Jager -         Corporation
                 spouse
----------------------------------------------------------------------------------
Stephen F.       None            None         None         None         None
Rose
----------------------------------------------------------------------------------
Stuart Wien     None             None         None         None         None
----------------------------------------------------------------------------------



(1) The UMB Financial Corporation (UMBFC) common stock is separate marital property of Ms. Jager and Mr. Jager specifically disclaims beneficial ownership of the stock.

INTERESTED DIRECTORS/TRUSTEES




                                                                       Dollar
                  Dollar       Dollar       Dollar       Dollar        Range of
                  Range of     Range of     Range of     Range of      Securities
                  Equity       Securities   Securities   Securities    Held in the
                  Securities   Held in the  Held in the  Held in the   UMB Scout
Name of           in the UMB   UMB Scout    UMB Scout    UMB Scout     WorldWide
Director/         Scout Stock  Stock        Equity       Small Cap     Fund
Trustee           Fund         Select Fund  Index Fund   Fund
----------------------------------------------------------------------------------
Edward J.        $1-$10,000    None         $10,001-     $10,001-     $10,001-
McShane, Jr.                                $50,000      50,000       $50,000



               Dollar
               Range of     Dollar       Dollar       Dollar       Dollar
               Equity       Range of     Range of     Range of     Range of
               Securities   Securities   Securities   Securities   Securities
               in the UMB   Held in the  Held in the  Held in the  Held
Name of        Scout        UMB Scout    UMB Scout    UMB Scout    in the
Director/      WorldWide    Technology   Balanced     Bond         UMB Scout
Trustee        Select Fund  Fund         Energy Fund  Fund         Fund
--------------------------------------------------------------------------------
Edward J.      None         $1-$10,000   None         None         None
McShane, Jr.



               Dollar                    Dollar
               Range of     Dollar       Range of
               Equity       Range of     Securities
               Securities   Securities   Held in the
               in the UMB   Held in the  UMB Scout
               Scout        UMB Scout    Tax-Free
Name of        Kansas       Money        Money
Director/      Tax-Exempt   Market       Market
Trustee        Fund         Fund         Fund
-------------------------------------------------------
Edward J.      None         Over         None
McShane, Jr.                $100,000





AUDIT COMMITTEE. The Board of Directors or Trustees of each Fund has established an Audit Committee made up of each of the Independent Directors or Trustees. The function of the Audit Committee is oversight; it is management's responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors' responsibility to plan and carry out a proper audit. Each Fund's Audit Committee (1) oversees the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; (2) oversees the quality and objectivity of the Fund's financial statements and the independent audit thereof; and (3) acts as a liaison between the Fund's independent auditors and the Fund's Board.


The Audit Committee of each Board within the UMB Scout Funds is composed of Messrs. Hoffman, Jager, Rose and Wien. During the fiscal year ended June 30, 2003, the Audit Committee held one meeting.

COMPENSATION OF OFFICERS, DIRECTORS AND TRUSTEES. The Funds do not directly compensate any Directors/Trustees or officers for their normal duties and services. The fees of the independent directors (as well as travel and other expenses related to the Board meetings) are paid by the Adviser pursuant to the provisions of the Funds' Management Agreement.


COMPENSATION TABLE


                 Aggregate       Pension or                      Total
                 Compensation    Retirement      Estimated       Compensation
Name of Person,  Per Fund For    Benefits        Annual          For Serving on
Position         Serving on      Accrued As      Benefits Upon   the Fund
                 Fund Board**    Part of Fund    Retirement      Boards Paid to
                                 Expenses                        Directors***
--------------------------------------------------------------------------------
Edward McShane,        --              --              --              --
Jr.*
Director/Trustee
--------------------------------------------------------------------------------
William E.            $616             --              --            $8,625
Hoffman
Director/Trustee
--------------------------------------------------------------------------------
Eric T. Jager         $616             --              --            $8,625
Director/Trustee
--------------------------------------------------------------------------------
Stephen F. Rose       $616             --              --            $8,625
Director/Trustee
--------------------------------------------------------------------------------
Stuart Wien           $616             --              --            $8,625
Director/Trustee
--------------------------------------------------------------------------------

* As an "interested director," Mr. McShane, Jr. received no compensation for his services as Director/Trustee or officer.
** The amount in this column represents the approximate amount that an Independent Director/Trustee receives on a per Fund basis. The amount is calculated by dividing the aggregate fee paid to the Director/Trustee by the number of Funds (fourteen).
*** The amounts reported in this column reflect the total compensation paid to each Director/Trustee for his services as a Director/Trustee of each of the fourteen UMB Scout Funds during the fiscal year ended June 30, 2003. The aggregate fee assumes that the Director/Trustee annually will attend each of the Funds' quarterly meetings and is composed of a $3000 retainer plus $1,375 per in-person meeting and $125 per telephonic meeting. Directors' fees are paid by the Funds' manager and not by the Funds themselves.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SHARES

Control persons are persons deemed to control a Fund because they own beneficially over 25% of the outstanding equity securities. Principal holders are persons that own beneficially 5% or more of a Fund's outstanding equity securities. As of September 30, 2003, the Funds were aware that the following persons or entities owned a controlling interest or owned of record 5% or more of the outstanding shares of each of the Funds:

                              UMB SCOUT STOCK FUND

UMBSC & Co.*, P.O. Box 419260; Kansas City, Missouri 64141-6260, 80.01%.

                           UMB SCOUT STOCK SELECT FUND

UMBSC & Co.*, P.O. Box 419260, Kansas City, Missouri 64141-6260, 97.39%.

                           UMB SCOUT EQUITY INDEX FUND

UMBSC & Co.*,P.O. Box 419260, Kansas City, Missouri 64141-6260, 96.20%.

                            UMB SCOUT SMALL CAP FUND

UMBSC & Co.*, P.O. Box 419260, Kansas City, Missouri 64141-6260, 78.87%.





                            UMB SCOUT WORLDWIDE FUND

Charles Schwab & Co., Inc.*, 101 Montgomery Street, San Francisco, California 94104, 68.87%; National Financial Services Corp.*, P.O. Box 3752, Church Street Station, New York, New York 10008-3752, 5.30%; UMBSC & Co.* P.O. Box 41920, Kansas City, Missouri 64141-6260, 11.35%.

                         UMB SCOUT WORLDWIDE SELECT FUND

UMBSC & Co.*, P.O. Box 419260, Kansas City, Missouri 64141-6260, 88.70%.

                            UMB SCOUT TECHNOLOGY FUND

UMBSC & Co.*, P.O. Box 419260, Kansas City, Missouri 64141-6260, 95.44%.

                              UMB SCOUT ENERGY FUND

UMBSC & Co.*, P.O. Box 419260, Kansas City, Missouri 64141-6260, 89.88%.

                             UMB SCOUT BALANCED FUND

National Financial Services Corp.*, P.O. Box 3752, Church Street Station, New York, New York 10008-3752, 11.46%; UMBSC & Co.*, P.O. Box 419260, Kansas
City, Missouri 64141-6260, 17.39%.

                               UMB SCOUT BOND FUND

Mitra Co.*, 1000 North Water Street, Milwaukee, Wisconsin 53202-6648, 5.21%; UMB Bank, n.a.*, 928 Grand Boulevard, Kansas City, Missouri 64106, 78.61%.

                      UMB SCOUT KANSAS TAX-EXEMPT BOND FUND

UMB Bank, n.a.*, 928 Grand Boulevard, Kansas City, Missouri 64106, 5.50%; UMBSC & Co.*, P.O. Box 419260, Kansas City, Missouri 64141-6260, 76.89%.

                           UMB SCOUT MONEY MARKET FUND

FEDERAL PORTFOLIO: UMB Bank, n.a.*, 928 Grand Boulevard, Kansas City, Missouri 64106, 81.48%; National Financial Services Corp.*, P.O. Box 3752, Church Street Station, New York, New York, 10008, 14.47%.

PRIME PORTFOLIO: UMB Bank, n.a.*, 928 Grand Boulevard, Kansas City, Missouri 64106, 84.66%; National Financial Services Corp.*, P.O. Box 3752, Church Street Station, New York, New York, 10008, 12.30%.

                      UMB SCOUT TAX-FREE MONEY MARKET FUND

UMB Bank, n.a.*, 928 Grand Boulevard, Kansas City, Missouri 64106, 91.56%; National Financial Services Corp.*, P.O. Box 3752, Church Street Station, New York, New York, 10008, 5.05%.

      *Shareholder of record, not beneficial owner.

As of September 30, 2003 the directors/trustees and officers as a group owned less than 1% of the outstanding shares of each Fund.

                      SUB-ADMINISTRATOR AND FUND ACCOUNTANT

UMB Fund Services, Inc., 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233 ("UMBFS") has agreed to provide various sub-administrative and fund accounting services to the Funds under a Sub-Administration and Fund Accounting Agreement dated May 19, 2001, as amended, between UMBFS and the Funds' Adviser (the "Administration Agreement"). UMBFS is the parent of UMB Distribution Services, LLC, the Funds' distributor and a direct subsidiary of UMB Financial Corporation, the parent company of UMB Bank, n.a., the Funds' custodian, and indirect parent of the Adviser. UMBFS' services include, but are not limited to, the following: calculating daily net asset values for the Funds; overseeing the Funds' custodian; assisting in preparing and filing all federal income and excise tax filings (other than those to be made by the Funds' custodian); overseeing the Funds' fidelity insurance relationships; preparing notice and renewal securities filings pursuant to state securities laws; compiling data for and preparing notices to the SEC; preparing financial statements for the annual and semi-annual reports to the SEC and current investors; monitoring the Funds' expenses; monitoring the Funds' status as a regulated investment company under Subchapter M of the Internal Revenue Code; monitoring compliance with the Funds' investment policies and restrictions and generally assisting the Funds' administrative operations.

UMBFS, at its own expense, and without reimbursement from the Funds, furnishes office space and all necessary office facilities, equipment, supplies, and clerical and executive personnel for performing the services required to be performed by it under the Administration Agreement. The Administration Agreement was effective through May 19, 2002 (the "Initial Term") and continues thereafter for successive annual periods. After the Initial Term, the Administration Agreement may be terminated on not less than 60 days' notice, without the payment of any penalty, by the Adviser or by UMBFS. Under the Administration Agreement, UMBFS is not liable for any loss suffered by the Adviser or a Fund or its shareholders in connection with the performance of the Administration Agreement, except a loss resulting from willful misfeasance, bad faith or negligence on the part of UMBFS in the performance of its duties or reckless disregard of its obligations and duties. In the Administration Agreement it is also provided that UMBFS may provide similar services to others, including other investment companies.

For the foregoing, UMBFS receives a fee from the Adviser on the value of each Fund computed daily and payable monthly, at the annual rate of 0.09% of its average daily net assets, plus out-of-pocket expenses. For the period ended June 30, 2001 and the fiscal years ended June 30, 2002 and June 30, 2003, the Adviser paid UMBFS $326,037, $1,922,122 and $2,016,138, respectively, for services provided under the Administration Agreement.

                                   DISTRIBUTOR

Under a Distribution Agreement with each Fund dated May 19, 2001, UMB Distribution Services, LLC, 803 West Michigan Street, Suite A, Milwaukee, Wisconsin 53233 (the "Distributor") acts as distributor for the Funds and acts as exclusive agent for the Funds in selling their shares to the public. The Distributor is an affiliate of the Adviser. The Distributor shall offer shares of the Funds on a continuous basis and may engage in advertising and solicitation activities in connection therewith. The Distributor also reviews advertisements and acts as liaison for broker-dealer relationships. The Distributor is not obligated to sell any certain number of shares of the Funds, and does not receive any fee or other compensation from any Fund under its Distribution Agreements with the Funds.

Each Distribution Agreement continues in effect until May 19, 2002, and will continue automatically for successive annual periods ending each May 19, if continued at least annually by the Funds' Boards of Directors or Trustees (the "Directors"), including a majority of those Directors who are not parties to such Agreements or interested persons of any such party. The Distribution Agreements terminate automatically if assigned by either party or upon 60 days' written notice by either party to the other.

                                 TRANSFER AGENT

The Adviser employs UMBFS, at its own expense, to provide transfer agency and dividend payment services to the Funds, including the maintenance of a shareholder accounting and transfer agency system, and such other items as are incidental to corporate administration. UMBFS is located at 803 West Michigan Street, Milwaukee, Wisconsin 53233. UMBFS is compensated on a per-account and transactional basis, plus out-of-pocket expenses.

                                    CUSTODIAN

The Funds' assets are held for safekeeping by an independent custodian, UMB Bank, n.a. This means the bank, rather than the Funds, has possession of the Funds' cash and securities. As directed by the Funds' officers and portfolio managers, the bank delivers cash to those who have sold securities to the Funds in return for such securities, and to those who have purchased portfolio securities from the Funds, it delivers such securities in return for their cash purchase price. It also collects income directly from issuers of securities owned by the Funds and holds this for payment to shareholders after deduction of the Funds' expenses. UMB Bank, n.a. is located at 1010 Grand Boulevard, Kansas City, Missouri, 64141, and is the sole shareholder of the Adviser. For the foregoing, UMB Bank, n.a. receives a fee from the Adviser on the value of each Fund computed daily and payable monthly, at the annual rate of 0.05% of its average daily net assets.

                              INDEPENDENT AUDITORS

The Funds' financial statements are audited annually by independent auditors approved by each Fund's Directors or Trustees each year. In years in which an annual shareholder meeting is held, the Directors/Trustees may submit their selection of independent auditors to the shareholders for ratification. BKD, LLP, Twelve Wyandotte Plaza, 120 West 12th Street, Suite 1200, Kansas City, Missouri 64105, is the Funds' present independent auditor.


                                  FUND COUNSEL

Stradley, Ronon, Stevens & Young, LLP, with offices at 2600 One Commerce Square, Philadelphia, Pennsylvania 19103, serves as counsel to the Funds.

                         GENERAL INFORMATION AND HISTORY

UMB Scout Stock Fund, Inc. which consists of two separate series - the UMB Scout Stock Fund series and the UMB Scout Stock Select Fund series -- was incorporated in Maryland on July 29, 1982 and has a present authorized capitalization of 30,000,000 shares of common stock, par value $1.00 per share. 20,000,000 shares are allocated to the UMB Scout Stock Fund series and 10,000,000 shares are allocated to the UMB Scout Stock Select Fund series. UMB Scout Bond Fund, Inc. was incorporated in Maryland on July 29, 1982, and has a present authorized capitalization of 20,000,000 shares of $1 par value common stock. UMB Scout Balanced Fund, Inc., which was incorporated in Maryland on July 13, 1995, has a present authorized capitalization of 10,000,000 shares of $1 par value common stock. UMB Scout Kansas Tax-Exempt Bond Fund, Inc. which was incorporated in Maryland on October 16, 1997, has a present authorized capitalization of 10,000,000 shares of $1 par value common stock. UMB Scout Tax-Free Money Market Fund, Inc., which was incorporated in Maryland on July 29,

1982, has a present authorized capitalization of 1,000,000,000 shares of $.01 par value common stock. UMB Scout WorldWide Fund, Inc., which consists of two separate series - the UMB Scout WorldWide Fund series and the UMB Scout WorldWide Select Fund series - was incorporated in the State of Maryland on January 7, 1993 and has a present authorized capitalization of 50,000,000 shares of common stock, par value $1.00 per share. 40,000,000 shares are allocated to the UMB Scout WorldWide Fund series and 10,000,000 shares are allocated to the UMB Scout WorldWide Select Fund series.


All of the above Funds (or series of such Funds, where appropriate) issue a single class of shares which all have like rights and privileges. Each full and fractional share, when issued and outstanding, has: (1) equal voting rights with respect to matters which affect the Fund (or series), and (2) equal dividend, distribution and redemption rights to the assets of the Fund (or series). Shares when issued are fully paid and non-assessable. The Funds will not issue any senior securities. Shareholders do not have pre-emptive or conversion rights. Each Fund may issue additional series of stock with the approval of the Fund's Board of Directors or Trustees.

UMB Scout Money Market Fund, Inc., which was incorporated in Maryland on June 23, 1982, has a present authorized capitalization of 2,250,000,000 shares of $.01 par value common stock. 750,000,000 shares are presently reserved for issuance to shareholders invested in the Federal Portfolio and 1,500,000,000 shares are reserved for the Prime Portfolio shareholders. Each full and fractional share, when issued and outstanding; has: (1) equal voting rights with respect to matters which affect the Fund in general and with respect to matters relating solely to the interests of the Portfolio for which issued, and (2) equal dividend, distribution and redemption rights to the assets of the Portfolio for which issued and to general assets, if any, of the Fund which are not specifically allocated to a particular Portfolio. Shares when issued are fully paid and non-assessable. Except for the priority of each share in the assets of its Portfolio, the Fund will not issue any class of securities senior to any other class. Shareholders do not have pre-emptive or conversion rights. The Fund may issue additional series of stock with the approval of the Fund's Board of Directors.

Maryland General Corporation Law permits registered investment companies, such as the Funds, to operate without an annual meeting of shareholders under specified circumstances if an annual meeting is not required by the 1940 Act. As a result the Funds do not intend to hold annual meetings.


UMB Scout Funds (the "Trust"), which consists of four separate series, was organized as a business trust in Delaware on January 27, 2000. The UMB Scout Equity Index Fund series and the UMB Scout Technology Fund series were created as of January 27, 2000. The UMB Scout Energy Fund series was created on January 24, 2001 to become the successor to UMB Scout Capital Preservation Fund, Inc., and UMB Scout Capital Preservation Fund, Inc. was subsequently reorganized into the UMB Scout Energy Fund on July 1, 2001. The UMB Scout Small Cap Fund series was created on January 24, 2001 to become the successor to UMB Scout Regional Fund, Inc., and UMB Scout Regional Fund, Inc. was subsequently reorganized into the UMB Scout Small Cap Fund on July 1, 2001. Each series represents interests in a separate portfolio of investments and is subject to separate liabilities. Shares of each series are entitled to vote as a series only to the extent required by the 1940 Act or as permitted by the Trustees. The beneficial interest of each series is divided into an unlimited number of shares, with no par value. Each share has equal dividend, voting, liquidation and redemption rights. There are no conversion or preemptive rights. Shares, when issued, will be fully paid and nonassessable. Fractional shares have proportional voting rights. Shares will be maintained in open accounts on the books of the transfer agent, and certificates for shares will generally not be issued. The Trust does not intend to hold regular annual shareholder meetings. Upon the Trust's liquidation, all shareholders of a series would share pro-rata in the net assets of such series available for distribution to shareholders of the series, but, as shareholders of such series, would not be entitled to share in the distribution of assets belonging to any other series. If they deem it advisable and in the best interests of shareholders, the Trustees may create additional series of shares and may create multiple classes of shares of each series, which may differ from each other as to expenses and dividends.


NON-CUMULATIVE VOTING. All of the Funds' shares have non-cumulative voting rights, which means that the holders of more than 50% of the shares voting for the election of directors can elect 100% of the directors, if they choose to do so, and in such event, the holders of the remaining less than 50% of the shares voting will not be able to elect any directors.

Each of the Funds is authorized to use the words "UMB" and "Scout" in its name, and may use the Scout design, so long as Scout Investment Advisors, Inc. continues as its manager.

CODE OF ETHICS. Each Fund, its Adviser, sub-adviser (if applicable) and distributor have each adopted a code of ethics, to the extent required by federal securities laws. Under each code of ethics, persons who are designated as access persons may engage in personal securities transactions, including transactions involving securities that may be purchased or sold by any Fund, subject to certain general restrictions and procedures.

SUMMARY OF PROXY VOTING PROCEDURES. The Board of each Fund has delegated authority for making voting decisions with respect to Fund portfolio securities to the Adviser. The Adviser has adopted a Proxy Voting Policy (the "Policy"), as well as General Proxy Voting Standards and Guidelines (the "Guidelines") that provide as follows:


  o The Policy provides that voting rights shall be exercised on all decisions that have any effect on the value of the security, and shall be exercised so as to maximize and protect the value of the security, looking at both the short-term and long-term consequences.
  o The Policy also provides that decisions regarding the voting of proxies shall be made solely in the interest of the shareholders of the Funds. The exclusive purpose shall be to provide benefits to Fund shareholders by considering those factors which affect the value of the security.
  o The Policy also provides that voting rights shall be exercised to give the greatest benefit to the shareholder. In exercising voting rights, there shall be no undue prejudice in favor of management. Proposals designed solely to benefit or protect the welfare of directors, officers or other individuals shall be opposed.

The Guidelines address proxy voting on particular types of matters such as elections of directors, engagement of auditors, directors' insurance and charitable giving.


Should a conflict of interest arise between the Adviser and the interests of the Funds' shareholders, the proxies shall be voted strictly in accordance with the written guidelines established by the Adviser's Board of Directors. If the Adviser's guidelines are not sufficiently specific to determine how the vote should be cast, the proxies will be voted by a third party that is not affiliated with and independent of the Adviser.


                         FIXED INCOME SECURITIES RATINGS

STANDARD & POOR'S CORPORATION (S&P(R)):

      AAA - HIGHEST GRADE. These securities possess the ultimate degree of protection as to principal and interest. Marketwise, they move with interest rates, and hence provide the maximum safety on all counts.

      AA - HIGH GRADE. Generally, these bonds differ from AAA issues only in a small degree. Here too, prices move with the long-term money market.

      A - UPPER-MEDIUM GRADE. They have considerable investment strength, but are not entirely free from adverse effects of changes in economic and trade conditions. Interest and principal are regarded as safe. They predominantly reflect money rates in their market behavior but, to some extent, also economic conditions.

      BBB - Bonds rated BBB are regarded as having an adequate capacity to pay principal and interest. Whereas they normally exhibit protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.

      BB, B, CCC, CC - Bonds rated BB, B, CCC and CC are regarded, on balance, as predominantly speculative with respect to the issuer's capacity to pay interest and repay principal in accordance with the terms of the obligations. BB indicates the lowest degree of speculation and CC the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

      PLUS (+) OR MINUS (-): The ratings from "AA" to "CCC" may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

MOODY'S INVESTORS SERVICE, INC. (MOODY'S):

      AAA - BEST QUALITY. These securities carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large, or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      AA - HIGH QUALITY BY ALL STANDARDS. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

      A - UPPER-MEDIUM GRADE. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

      BAA - Bonds which are rated Baa are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

      BA - Bonds which are rated Ba are judged to have predominantly speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

      B - Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

      CAA - Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

      CA - Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

      Note: Moody's applies numerical modifiers 1, 2 and 3 in each generic rating classification from Aa to B. The modifier 1 indicates that the issue ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range rating; and the modifier 3 indicates that the issue ranks in the lower end of its generic category.


FITCH INVESTORS SERVICE:

Debt instruments rated "AAA," "AA," "A," "BBB" are considered to be investment grade.

      AAA Highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

      AA+, AA OR AA- Investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated "AAA".

      A+, A OR A- Investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

      BBB+, BBB OR BBB- Investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

      BB+, BB OR BB- Bonds are considered speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

      B+, B OR B- Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor's limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

      CCC+, CCC OR CCC- Bonds have certain identifiable characteristics which if not remedied may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

      CC Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time. C Bonds are in imminent default of payment of interest or principal.

      DDD, DD OR D Bonds are in default of interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. "DDD" represents the highest potential for recovery on these bonds. "D" represents the lowest potential for recovery.

      NR Indicated that Fitch does not rate the specific issue.


               DESCRIPTION OF TAXABLE COMMERCIAL PAPER RATINGS

MOODY'S - Moody's commercial paper rating is an opinion of the ability of an issuer to repay punctually promissory obligations not having an original maturity in excess of nine months. Moody's has one rating - prime. Every such prime rating means Moody's believes that the commercial paper note will be redeemed as agreed. Within this single rating category are the following classifications:

      PRIME - 1 HIGHEST QUALITY
      PRIME - 2 HIGHER QUALITY
      PRIME - 3 HIGH QUALITY

The criteria used by Moody's for rating a commercial paper issuer under this graded system include, but are not limited to the following factors:

(1)   evaluation of the management of the issuer;
(2) economic evaluation of the issuer's industry or industries and an appraisal of speculative type risks which may be inherent in certain areas;
(3) evaluation of the issuer's products in relation to competition and customer acceptance;
(4)   liquidity;
(5)   amount and quality of long-term debt;
(6)   trend of earnings over a period of ten years;

(7) financial strength of a parent company and relationships which exist with the issuer; and
(8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

S&P(R) - Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely repayment of debt having an original maturity of no more than 270 days. Ratings are graded into four categories, ranging from "A" for the highest quality obligations to "D" for the lowest. The four categories are as follows:

      "A" - Issues assigned this highest rating are regarded as having the greatest capacity for timely payment. Issues in this category are further refined with the designations 1, 2, and 3 to indicate the relative degree of safety.

      "A-1" - This designation indicates that the degree of safety regarding timely payment is very strong.

      "A-2" - Capacity for timely payment on issues with this designation is strong. However, the relative degree of safety is not as overwhelming.

      "A-3" - Issues carrying this designation have a satisfactory capacity for timely payment. They are, however, somewhat more vulnerable to the adverse effects of changes in circumstances than obligations carrying the higher designations.

      "B" - Issues rated `B" are regarded as having only an adequate capacity for timely payment. Furthermore, such capacity may be damaged by changing conditions or short-term adversities.

      "C" - This rating is assigned to short-term debt obligations with a doubtful capacity for payment.

      "D" - This rating indicates that the issuer is either in default or is expected to be in default upon maturity.

FITCH:

      F1+     Exceptionally  Strong  Credit  Quality.   Issues  assigned  this
              rating are regarded as having the strongest degree of assurance for payment.

      FL      Very  Strong  Credit   Quality.   Issues  assigned  this  rating
              reflect an assurance of timely payment only slightly less in degree than "F1+."

      F2 Good Credit Quality. Issues assigned this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues assigned "F I +" and "F I".

      F3 Fair Credit Quality. Issues assigned this rating have characteristics suggesting that the degree of assurance of timely payment is adequate; however, near-term adverse changes could cause these securities to be rated below investment grade.

      FS Weak Credit Quality. Issues assigned this rating have characteristics suggesting a minimal degree of assurance of timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

      D Default. Issues assigned this rating have characteristics suggesting a minimal degree of assurance of timely payment and are vulnerable to near-term adverse changes in financial and economic conditions.

      LOC The symbol LOC indicated that the rating is based upon a letter of credit default issued by a commercial bank.

                          MUNICIPAL SECURITIES RATINGS

The ratings of bonds by Moody's and Standard and Poor's Corporation represent their opinions of quality of the municipal bonds they undertake to rate. These ratings are general and are not absolute standards. Consequently, municipal bonds with the same maturity, coupon and rating may have different yields, while municipal bonds of the same maturity and coupon with different ratings may have the same yield.

Both Moody's and S&P(R)'s Municipal Bond Ratings cover obligations of states and political subdivisions. Ratings are assigned to general obligation and revenue bonds. General obligation bonds are usually secured by all resources available to the municipality and the factors outlined in the rating definitions below are weighted in determining the rating. Because revenue bonds in general are payable from specifically pledged revenues, the essential element in the security for a revenue bond is the quantity and quality of the pledged revenues available to pay debt service.

Although an appraisal of most of the same factors that bear on the quality of general obligation bond credit is usually appropriate in the rating analysis of a revenue bond, other factors are important, including particularly the competitive position of the municipal enterprise under review and the basic security covenants. Although a rating reflects S&P(R)'s judgment as to the issuer's capacity for the timely payment of debt service, in certain instances it may also reflect a mechanism or procedure for an assured and prompt cure of a default, should one occur, i.e., an insurance program, federal or state guaranty, or the automatic withholding and use of state aid to pay the defaulted debt service.

S&P(R) RATINGS:

AAA PRIME - These are obligations of the highest quality. They have the strongest capacity for timely payment of debt service.

      GENERAL OBLIGATION BONDS - In a period of economic stress, the issuers will suffer the smallest declines in income and will be least susceptible to autonomous decline. Debt burden is moderate. A strong revenue structure appears more than adequate to meet future expenditure requirements. Quality of management appears superior.

      REVENUE BONDS - Debt service coverage has been, and is expected to remain, substantial. Stability of the pledged revenues is also exceptionally strong, due to the competitive position of the municipal enterprise or to the nature of the revenues. Basic security provisions (including rate covenant, earnings test for issuance of additional bonds, debt service, reserve requirements) are rigorous. There is evidence of superior management.

AA - HIGH GRADE - The investment characteristics of general obligation and revenue bonds in this group are only slightly less marked than those of the prime quality issues. Bonds rated "AA" have the second strongest capacity for payment of debt service.

A - GOOD GRADE - Principal and interest payments on bonds in this category are regarded as safe. This rating describes the third strongest capacity for payment of debt service. It differs from the two higher ratings because:

      GENERAL OBLIGATION BONDS - There is some weakness, either in the local economic base, in debt burden, in the balance between revenues and expenditures, or in quality of management. Under certain adverse circumstances, any one such weakness might impair the ability of the issuer to meet debt obligations at some future date.

      REVENUE BONDS - Debt service coverage is good, but not exceptional. Stability of the pledged revenues could show some variations because of increased competition or economic influences on revenues. Basic security provisions, while satisfactory, are less stringent. Management performance appears adequate.

MOODY'S RATINGS OF MUNICIPAL BONDS:

      AAA - Bonds which are rated Aaa are judged to be of the best quality. These securities carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large, or by an exceptionally stable margin, and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

      AA - Bonds which are rated Aa are judged to be of high quality by all standards. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make the long-term risks appear somewhat greater.

      A - Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

MOODY'S RATINGS OF MUNICIPAL NOTES:

      MIG 1: The best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad based access to the market for refinancing, or both.

      MIG 2: High quality, with margins of protection ample, although not so large as in the preceding group.

      MIG 3: Favorable quality, with all security elements accounted for, but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.

                                     PART C

                                OTHER INFORMATION

ITEM 23.    EXHIBITS:

(a)   Articles of Incorporation

      (1)   UMB Scout Stock Fund, Inc.

            (A) Articles of Incorporation of the Registrant as filed in Maryland on July 29, 1982, previously filed with PEA #31 to Registration Statement on Form N-1A on 3/2/1999 and incorporated herein by reference.

            (B) Articles of Revival of the Registrant as filed in Maryland on January 12, 1987, previously filed with PEA #31 to Registration Statement on Form N-1A on 3/2/1999 and incorporated herein by reference.

            (C) Articles of Amendment of the Registrant filed in Maryland on April 27, 1995, previously filed with PEA #31 to Registration Statement on Form N-1A on 3/2/1999 and incorporated herein by reference.

            (D) Articles Supplementary of the Registrant filed in Maryland on February 9, 1996, previously filed with PEA #31 to Registration Statement on Form N-1A on 3/2/1999 and incorporated herein by reference.

            (E) Articles of Amendment of the Registrant filed in Maryland on October 19, 1998 and effective on October 31, 1998, previously filed with PEA #31 to Registration Statement on Form N-1A on 3/2/1999 and incorporated herein by reference.

            (F) Articles Supplementary of the Registrant filed in Maryland on April 16, 1999, previously filed with PEA #33 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

      (2)   UMB Scout WorldWide Fund, Inc.

            (A) Articles of Incorporation of the Registrant as filed in Maryland on January 7, 1993, previously filed with PEA #14 to Registration Statement on Form N-1A on 3/2/1999 and incorporated herein by reference.

            (B) Articles of Amendment of the Registrant filed in Maryland on April 27, 1995, previously filed with PEA #14 to Registration Statement on Form N-1A on 3/2/1999 and incorporated herein by reference.

            (C) Articles of Amendment of the Registrant filed in Maryland on October 19, 1998 and effective on October 31, 1998, previously filed with PEA #14 to

                  Registration Statement on Form N-1A on 3/2/1999 and incorporated herein by reference.

            (D) Articles Supplementary of the Registrant filed in Maryland on April 16, 1999, previously filed with PEA #16 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

            (E) Articles Supplementary of the Registrant filed in Maryland on October 30, 2002 are filed herewith as Exhibit No. EX-99.a.2.E.

            (F) Articles Supplementary of the Registrant filed in Maryland on August 21, 2003 are filed herewith as Exhibit No. EX-99.a.2.F.

      (3)   UMB Scout Money Market Fund, Inc.

            (A) Articles of Incorporation of the Registrant as filed in Maryland on June 23, 1982, previously filed with PEA #33 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

            (B) Articles Supplementary of the Registrant as filed in Maryland on July 23, 1982, previously filed with PEA #33 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

            (C) Articles of Revival of the Registrant as filed in Maryland on January 12, 1987, previously filed with PEA #33 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

            (D) Articles Supplementary of the Registrant filed in Maryland on February 11, 1991, previously filed with PEA #33 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

            (E) Articles of Amendment of the Registrant filed in Maryland on April 27, 1995, previously filed with PEA #33 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

            (F) Articles of Amendment of the Registrant filed in Maryland on October 19, 1998, previously filed with PEA #33 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

            (G) Articles Supplementary of the Registrant files in Maryland on February 5, 2001, filed herewith as EX-99.a.3.G.

      (4)   UMB Scout Tax-Free Money Market Fund, Inc.

            (A) Articles of Incorporation of the Registrant as filed in Maryland on July 29, 1982, previously filed with PEA #33 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

            (B) Articles of Revival of the Registrant as filed in Maryland on January 12, 1987, previously filed with PEA #33 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

            (C) Articles of Amendment of the Registrant filed in Maryland on April 27, 1995, previously filed with PEA #33 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

            (D) Articles of Amendment of the Registrant filed in Maryland on October 19, 1998, previously filed with PEA #33 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

      (5)   UMB Scout Balanced Fund, Inc.

            (A) Articles of Incorporation of the Registrant as filed in Maryland on July 13, 1995, previously filed with PEA #8 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

            (B) Articles of Amendment of the Registrant filed in Maryland on October 19, 1998, previously filed with PEA #8 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

      (6)   UMB Scout Bond Fund, Inc.

            (A) Articles of Incorporation of the Registrant as filed in Maryland on July 29, 1982, previously filed with PEA #32 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

            (B) Articles of Revival of the Registrant filed in Maryland on January 12, 1987, previously filed with PEA #32 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

            (C) Articles of Amendment of the Registrant filed in Maryland on April 27, 1995, previously filed with PEA #32 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

            (D) Articles Supplementary of the Registrant filed in Maryland on February 9, 1996, previously filed with PEA #32 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

            (E) Articles of Amendment of the Registrant filed in Maryland on October 19, 1998 and effective on October 31, 1998, previously filed with PEA #32 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

      (7)   UMB Scout Kansas Tax-Exempt Bond Fund, Inc.

            (A) Articles of Incorporation of the Registrant as filed in Maryland on October 16, 1997, previously filed with PEA #2 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

            (B) Articles of Amendment of the Registrant filed in Maryland on October 19, 1998 and effective on October 31, 1998, previously filed with PEA #2 to Registration Statement on Form N-1A on 9/2/1999 and incorporated herein by reference.

      (8)   UMB Scout Funds (a Delaware business trust)

            (A) Agreement and Declaration of Trust of the Registrant dated January 26, 2000, and effective January 27, 2000, previously filed with Registrant's Initial Registration Statement on Form N-1A on 2/9/2000 and incorporated herein by reference.

            (B) Certificate of Trust dated January 26, 2000, and filed and effective in Delaware on January 27, 2000, previously filed with Registrant's Initial Registration Statement on Form N-1A on 2/9/2000 and incorporated herein by reference.

            (C) Officer's Certificate evidencing the establishment and designation of the UMB Scout Technology Fund series and the UMB Scout Equity Index Fund series effective January 27, 2000, previously filed with PEA #2 to Registration Statement on Form N-1A filed on 4/30/2001 and incorporated herein by reference.

            (D) Officer's Certificate evidencing the establishment and designation of the UMB Scout Energy Fund series and the UMB Scout Small Cap Fund series effective January 24, 2001, previously filed with PEA #2 to Registration Statement on Form N-1A filed on 4/30/2001 and incorporated herein by reference.

(b)   By-Laws

      (1) UMB Scout Stock Fund, Inc. By-laws previously filed with PEA #32 to Registration Statement on Form N-1A on 3/2/1999 and incorporated herein by reference.

            (A) Amended and Restated By-laws as of October 27, 1999 of UMB Scout Stock Fund, Inc., previously filed with PEA # 36 to the Registration on Form N-1A on 10/28/02 and incorporated herein by reference.

      (2) UMB Scout WorldWide Fund, Inc. By-laws previously filed with PEA #15 to Registration Statement on Form N-1A on 3/2/1999 and incorporated herein by reference.

            (A) Amended and Restated By-laws as of October 28, 1999 of UMB Scout WorldWide Fund, Inc., previously filed with PEA #19 to the Registration Statement on Form N-1A on 10/28/02 and incorporated herein by reference.

      (3) UMB Scout Money Market Fund, Inc. By-laws previously filed with PEA #33 to Registration Statement on Form N-1A filed on 8/30/1999 and incorporated herein by reference.

            (A) Amended and Restated By-laws as of October 27, 1999 of UMB Scout Money Market Fund, Inc., previously filed with PEA #36 to the Registration Statement on Form N-1A filed on 10/28/02 and incorporated herein by reference.

      (4) UMB Scout Tax-Free Money Market Fund, Inc. By-laws previously filed with PEA #33 to Registration Statement on Form N-1A filed on 8/30/1999 and incorporated herein by reference.

            (A) Amended and Restated By-laws as of October 28, 1999 of UMB Scout Tax-Free Money Market Fund, Inc., previously filed with PEA #36 to the Registration Statement on Form N-1A filed on 10/28/02 and incorporated herein by reference.

      (5) UMB Scout Balanced Fund, Inc. By-laws previously filed with PEA #8 to Registration Statement on Form N-1A on 8/30/1999 and incorporated herein by reference.

            (A) Amended and Restated By-laws as of October 28, 1999 of UMB Scout Balanced Fund, Inc., previously filed with PEA #11 to the Registration Statement on Form N-1A filed on 10/28/02 and incorporated herein by reference.

      (6) UMB Scout Bond Fund, Inc. By-laws previously filed with PEA #27 to Registration Statement on Form N-1A on 8/30/1999 and incorporated herein by reference.

            (A) Amended and Restated By-laws as of October 27, 1999 of UMB Scout Bond Fund, Inc., previously filed with PEA #35 to the Registration Statement on Form N-1A filed on 10/28/02 and incorporated herein by reference.

      (7) UMB Scout Kansas Tax-Exempt Bond Fund, Inc. By-laws filed with PEA #33 to Registration Statement on Form N-1A previously filed on 8/30/1999 and incorporated herein by reference.

            (A) Amended and Restated By-laws as of October 27, 1999 of UMB Scout Kansas Tax-Exempt Bond Fund, Inc., filed with PEA #5 to the

                  Registration Statement on Form N-1A previously filed on 10/28/02 and incorporated herein by reference.

      (8) UMB Scout Funds By-Laws filed with Registrant's Initial Registration Statement on Form N-1A previously filed on 2/9/2000 and incorporated herein by reference.

(c)   Instrument Defining Rights of Security Holders

      Not Applicable

(d)   Investment Advisory Contracts

      (1) Management Agreement between Scout Investment Advisors, Inc. and UMB Scout Stock Fund, Inc. on behalf of UMB Scout Stock Fund and UMB Stock Select Fund dated May 12, 2001, previously filed with PEA #35 to the Registration Statement on Form N-1A on 10/29/01 and incorporated herein by reference.

      (2) Management Agreement between Scout Investment Advisors, Inc. and UMB Scout WorldWide Fund, Inc. on behalf of UMB Scout WorldWide Fund and UMB Scout WorldWide Select Fund dated May 12, 2001, previously filed with PEA #18 to the Registration Statement on Form N-1A on 10/29/01 and incorporated herein by reference.

      (3) Management Agreement between Scout Investment Advisors, Inc. and UMB Scout Money Market Fund, Inc. dated May 12, 2001, previously filed with PEA #35 to the Registration Statement on Form N-1A on 10/29/01 and incorporated herein by reference.

      (4) Management Agreement between Scout Investment Advisors, Inc. and UMB Scout Tax-Free Money Market Fund, Inc. dated May 12, 2001, previously filed with PEA #35 to the Registration Statement on Form N-1A on 10/29/01 and incorporated herein by reference.

      (5) Management Agreement between Scout Investment Advisors, Inc. and UMB Scout Balanced Fund, Inc. dated May 12, 2001, previously filed with PEA #10 to the Registration Statement on Form N-1A on 10/29/01 and incorporated herein by reference.

      (6) Management Agreement between Scout Investment Advisors, Inc. and UMB Scout Bond Fund, Inc. dated May 12, 2001, previously filed with PEA #35 to the Registration Statement on Form N-1A on 10/29/01 and incorporated herein by reference.

      (7) Management Agreement between Scout Investment Advisors, Inc. and UMB Scout Kansas Tax-Exempt Bond Fund, Inc. dated May 12, 2001, previously filed with PEA #4 to the Registration Statement on Form N-1A on 10/29/01 and incorporated herein by reference.

      (8)   (A)   Management Agreement between Scout Investment Advisors,
                  Inc. and UMB Scout Funds, on behalf of the UMB Scout
                  Technology Fund and UMB Scout Equity Index Fund, previously filed with PEA #3 to the Registration Statement on Form N-1A on 10/29/01 and incorporated herein by reference .

            (B) Management Agreement between UMB Bank, n.a. and UMB Scout Funds, on behalf of the UMB Scout Energy Fund, previously filed with PEA #3 to the Registration Statement on Form N-1A on 10/29/01 and incorporated herein by reference.

            (C) Form of Sub-Advisory Agreement between UMB Bank, n.a. and Northern Trust Quantitative Advisors, Inc. on behalf of the UMB Scout Equity Index Fund is previously filed with Registrant's Initial Registration Statement on Form N-1A on 2/9/2000 and incorporated herein by reference.

            (D) Management Agreement between Scout Investment Advisers, Inc. and UMB Scout Funds, on behalf of UMB Scout Small Cap Fund, previously filed with PEA #3 to the Registration Statement on Form N-1A on 10/29/01 and incorporated herein by reference.

 (e)  Underwriting Contracts

      (1) Distribution Agreement between UMB Distribution Services, LLC and UMB Scout Stock Fund, Inc. dated May 19, 2001, on behalf of UMB Scout Stock Fund and UMB Stock Select Fund, previously filed with PEA #35 to the Registration Statement on Form N-1A on 10/29/01 and incorporated herein by reference.

            (A) Amendment Number One to the Distribution Agreement between UMB Distribution Services, LLC and UMB Scout Stock Fund, Inc., previously filed with PEA # 36 to the Registration Statement on Form N-1A on10/28/02 and incorporated herein by reference.

      (2) Distribution Agreement between UMB Distribution Services, LLC and UMB Scout WorldWide Fund, Inc. dated May 19, 2001, on behalf of UMB Scout WorldWide Fund and UMB Scout WorldWide Select Fund, previously filed with PEA #18 to the Registration Statement on Form N-1A on 10/29/01 and incorporated herein by reference.

            (A) Amendment Number One to the Distribution Agreement between UMB Distribution Services, LLC and UMB Scout WorldWide Fund, Inc., previously filed with PEA #19 to the Registration Statement on Form N-1A on 10/28/02 and incorporated herein by reference.

      (3) Distribution Agreement between UMB Distribution Services, LLC and UMB Scout Money Market Fund, Inc., dated May 19, 2001, previously filed with PEA

            #35 to the Registration Statement on Form N-1A on 10/29/01 and incorporated herein by reference.

            (A) Amendment Number One to the Distribution Agreement between UMB Distribution Services, LLC and UMB Scout Money Market Fund, Inc., previously filed with PEA #36 to the Registration Statement on Form N-1A on 10/28/02 and incorporated herein by reference.

      (4) Distribution Agreement between UMB Distribution Services, LLC and UMB Scout Tax-Free Money Market Fund, Inc., dated May 19, 2001, previously filed with PEA #35 to the Registration Statement on Form N-1A on 10/29/01 and incorporated herein by reference.

            (A) Amendment Number One to the Distribution Agreement between UMB Distribution Services, LLC and UMB Scout Tax-Free Money Market Fund, Inc., previously filed with PEA #36 to the Registration Statement on Form N-1A on 10/28/02 and incorporated herein by reference.

       (5) Distribution Agreement between UMB Distribution Services, LLC and UMB Scout Balanced Fund, Inc. dated May 19, 2001, previously filed with PEA #10 to the Registration Statement on Form N-1A on 10/29/01 and incorporated herein by reference.

            (A) Amendment Number One to the Distribution Agreement between UMB Distribution Services, LLC and UMB Scout Balanced Fund, Inc., previously filed with PEA #11 to the Registration Statement on Form N-1A on 10/28/02 and incorporated herein by reference.

      (6) Distribution Agreement between UMB Distribution Services, LLC and UMB Scout Bond Fund, Inc. dated May 19, 2001, previously filed with PEA #35 to the Registration Statement on Form N-1A on 10/29/01 and incorporated herein by reference.

            (A) Amendment Number One to the Distribution Agreement between UMB Distribution Service, LLC and UMB Scout Bond Fund, Inc., previously filed with PEA #36 to the Registration Statement on Form N-1A on 10/28/02 and incorporated herein by reference.

      (7) Distribution Agreement between UMB Distribution Services, LLC and UMB Scout Kansas Tax-Exempt Bond Fund, Inc. dated May 19, 2001, previously filed with PEA #4 to the Registration Statement on Form N-1A on 10/29/01 and incorporated herein by reference.

            (A) Amendment Number One to the Distribution Agreement between the UMB Distribution Services, LLC and UMB Scout Kansas Tax-Exempt Bond Fund, Inc., previously filed with PEA #5 to the Registration Statement on Form N-1A on 10/28/02 and incorporated herein by reference.

      (8) Distribution Agreement between UMB Distribution Services, LLC and UMB Scout Funds dated May 19, 2001 on behalf of UMB Scout Equity Index Fund, UMB Scout Technology Fund, UMB Scout Small Cap Fund and UMB Scout Energy Fund, previously filed with PEA #3 to the Registration Statement on Form N-1A on 10/29/01 and incorporated herein by reference.

            (A) Amendment Number One to the Distribution Agreement between UMB Distribution Services, LLC and UMB Scout Funds, previously filed with PEA #4 to the Registration Statement on Form N-1A on 10/28/02 and incorporated herein by reference.

 (f)  Bonus or Profit Sharing Contracts

      Not Applicable.

(g)   Custodian Agreements

      (1) Custodian Agreement between: Registrants and UMB Bank, n.a. dated October 30, 1995, previously filed with the Registration Statement on Form N-1A on 8/30/1999 and incorporated herein by reference.

      (2) Form of Custody Agreement between UMB Scout Funds and UMB Bank, n.a. previously filed with Registrant's Initial Registration Statement on Form N-1A on 2/9/2000 is herein incorporated herein by reference.

(3) Custody, Recordkeeping and Administrative Services Agreement by and between UMB Bank, n.a., UMB Fund Services, Inc. and Scout Investment Advisors, Inc., dated August 6, 2001, relating to UMB Scout Stock Fund, Inc., on behalf of UMB Scout Stock Fund and UMB Scout Stock Select Fund, UMB Scout WorldWide Fund, Inc., on behalf of UMB Scout WorldWide Fund and UMB Scout WorldWide Select Fund, UMB Scout Money Market Fund, Inc., UMB Scout Tax-Free Money Market Fund, Inc., UMB Scout Balanced Fund, Inc., UMB Scout Bond Fund, Inc., UMB Scout Kansas Tax-Exempt Bond Fund, Inc., and UMB Scout Funds on behalf UMB Scout Equity Index Fund, UMB Scout Technology Fund, UMB Scout Small Cap Fund and UMB Scout Energy Fund, previously filed with the Registration Statement on Form N-1A on 10/29/01 and incorporated herein by reference.

            (A) Amendment Number One to Custody, Recordkeeping and Administrative Services Agreement, previously filed with the Registration Statement on Form N-1A on 10/28/02 and incorporated herein by reference.

      (4) Rule 17f-5 Delegation Agreement by and between UMB Bank, n.a. on behalf of the UMB Scout Funds and Citibank, N.A., filed herewith as EX.-99.g.4.

      (5) Custodian Agreement by and between UMB Bank, n.a. on behalf of the UMB Scout Funds and Citibank, N.A. dated May 27, 2003, filed herewith as EX-99.g.5.

      (6) Rule 17f-5 Delegation Schedule by and between UMB Bank, n.a. on behalf of the UMB Scout Funds and Citibank, N.A. dated March 13, 2003, filed herewith as EX-99.g.6.

(h) Other Material Contracts:

      (1) Transfer Agency Agreements.

            (A) Transfer Agency Agreement between Scout Investment Advisors, Inc. and UMB Fund Services, Inc., dated August 6, 2001, relating to UMB Scout Stock Fund, Inc., on behalf of UMB Scout Stock Fund and UMB Scout Stock Select Fund, UMB Scout WorldWide Fund, Inc., on behalf of UMB Scout WorldWide Fund and UMB Scout WorldWide Select Fund, UMB Scout Money Market Fund, Inc., UMB Scout Tax-Free Money Market Fund, Inc., UMB Scout Balanced Fund, Inc., UMB Scout Bond Fund, Inc., UMB Scout Kansas Tax-Exempt Bond Fund, Inc. and UMB Scout Funds, on behalf of UMB Scout Equity Index Fund, UMB Scout Technology Fund, UMB Scout Small Cap Fund and UMB Scout Energy Fund, previously filed with the Registration Statement on Form N-1A and incorporated herein by reference.

            (B) Amendment Number One to Transfer Agency Agreement, previously filed with the Registration Statement on Form N-1A on 10/28/02 and incorporated herein by reference.

            (C) Addendum to Transfer Agency Agreement, previously filed with the Registration Statement on Form N-1A on 10/28/02 and incorporated herein by reference.

      2. Inbound Call Management and Fulfillment Services Agreement.

            (A) Inbound Call Management and Fulfillment Services Agreement between Scout Investment Advisors, Inc. and UMB
                  Distribution Services, LLC, dated August 6, 2001, relating to UMB Scout Stock Fund, Inc., on behalf of UMB Scout Stock Fund and UMB Scout Stock Select Fund, UMB Scout WorldWide Fund, Inc., on behalf of UMB Scout WorldWide Fund and UMB Scout WorldWide Select Fund, UMB Scout Money Market Fund, Inc., UMB Scout Tax-Free Money Market Fund, Inc., UMB Scout Balanced Fund, Inc., UMB Scout Bond Fund, Inc., UMB Scout Kansas Tax-Exempt Bond Fund, Inc. and UMB Scout Funds, on behalf of UMB Scout Equity Index Fund, UMB Scout Technology Fund, UMB Scout Small Cap Fund and UMB Scout Energy Fund, previously filed with the Registration Statement on Form N-1A on 10/29/01 and incorporated herein by reference.

            (B) Amendment Number One to Inbound Call Management and Fulfillment Services Agreement, previously filed with the Registration Statement on From N-1A on 10/28/02 and incorporated herein by reference.

      3. Sub-Administration and Fund Accounting Agreement.

            (A) Sub-Administration and Fund Accounting Agreement between Scout Investment Advisers, Inc., and UMB Fund Services, Inc., dated May 19, 2001, relating to UMB Scout Stock Fund, Inc., on behalf of UMB Scout Stock Fund and UMB Scout Stock Select Fund, UMB Scout WorldWide

                  Fund, Inc., on behalf of UMB Scout WorldWide Fund and UMB Scout WorldWide Select Fund, UMB Scout Money Market Fund, Inc., UMB Scout Tax-Free Money Market Fund, Inc., UMB Scout Balanced Fund, Inc., UMB Scout Bond Fund, Inc., UMB Scout Kansas Tax-Exempt Bond Fund, Inc., UMB Scout Funds, on behalf of UMB Equity Index Fund, UMB Scout Technology Fund, UMB Scout Small Cap Fund and UMB Scout Energy Fund, previously filed with the Registration Statement on Form N-1A on 10/29/01 and incorporated herein by reference.

            (B) Amendment Number One to Sub-Administration and Fund Accounting Agreement, previously filed with the Registration Statement on Form N-1A on 10/28/02 and incorporated herein by reference.

(i)   Opinion and Consent of Counsel

      (1) Opinion of Counsel with respect to the legality of the securities issued by UMB Scout Small Cap Fund and UMB Scout Energy Fund, both series of UMB Scout Funds, previously filed with the Registration Statement on Form N-1A on 4/30/01 and incorporated herein by reference.

      (2) Opinion of Counsel with respect to the legality of the securities issued by UMB Stock Fund, Inc., UMB WorldWide Fund, Inc., UMB Money Market Fund, Inc., UMB Scout Tax-Free Money Market Fund, Inc., UMB Scout Balanced Fund, Inc., UMB Scout Bond Fund, Inc., UMB Scout Kansas Tax-Exempt Bond Fund, Inc and UMB Scout Equity Index Fund, UMB Scout Small Cap Fund, UMB Scout Technology Fund and UMB Scout Energy Fund, series of UMB Scout Funds, previously filed with the Registration Statement on Form N-1A on 9/2/99 and incorporated herein by reference.

(j)   Other Opinions

      (1)   Consent of Independent Auditors for:

            (A) UMB Scout Stock Fund, Inc., filed herewith.

            (B) UMB Scout WorldWide Fund, Inc., filed herewith.

            (C) UMB Scout Money Market Fund, Inc., filed herewith.

            (D) UMB Scout Tax-Free Money Market Fund, Inc., filed herewith.

            (E) UMB Scout Balanced Fund, Inc., filed herewith.

            (F) UMB Scout Bond Fund, Inc., filed herewith.

            (G) UMB Scout Kansas Tax-Exempt Bond Fund, Inc., filed herewith.

            (H) UMB Scout Funds, filed herewith.

       (2)  Power of Attorney:

            (A) UMB Scout Stock Fund, Inc. Power of Attorney, previously filed with the Registration on Form N-1A on 10/28/02 and incorporated herein by reference.

            (B) UMB Scout WorldWide Fund, Inc. Power of Attorney, previously filed with the Registration on Form N-1A on 10/28/02 and incorporated herein by reference.

            (C) UMB Scout Money Market Fund, Inc. Power of Attorney, previously filed with the Registration on Form N-1A on 10/28/02 and incorporated herein by reference.

            (D) UMB Scout Tax-Free Money Market Fund, Inc. Power of Attorney, previously filed with the Registration on Form N-1A on 10/28/02 and incorporated herein by reference.

            (E) UMB Scout Balanced Fund, Inc. Power of Attorney, previously filed with the Registration on Form N-1A on 10/28/02 and incorporated herein by reference.

            (F) UMB Scout Bond Fund, Inc. Power of Attorney, previously filed with the Registration on Form N-1A on 10/28/02 and incorporated herein by reference.

            (G) UMB Scout Kansas Tax-Exempt Bond Fund, Inc. Power of Attorney, previously filed with the Registration on Form N-1A on 10/28/02 and incorporated herein by reference.

            (H) UMB Scout Funds Power of Attorney, previously filed with the Registration on Form N-1A on 10/28/02 and incorporated herein by reference.

(k)   Omitted Financial Statements

      Not Applicable.

(l)   Initial Capital Agreements

      Not Applicable.

(m)   Rule 12b-1 Plan

      Not Applicable.

(n)   Rule 18f-3 Plan

      Not Applicable.

(o)   Code of Ethics

      (1) Code of Ethics of the Investment Adviser, UMB Bank, n.a., previously filed with Pre-Effective Amendment #1 to UMB Scout Funds' Registration Statement on Form N-1A on 4/21/2000 and incorporated herein by reference.

      (2) Code of Ethics of the underwriter, Jones & Babson, Inc., previously filed with Pre-Effective Amendment #1 to UMB Scout Funds' Registration Statement on Form N-1A on 4/21/2000 and incorporated herein by reference.

      (3) Code of Ethics for Scout Investment Advisors, Inc. and the UMB Scout Funds, previously filed with Post-Effective Amendment #4 to the UMB Scout Funds'

            Registration Statement on Form N-1A on 10/28/2002 and incorporated herein by reference.

      (4) Code of Ethics of the distributor for the UMB Scout Funds, UMB Distribution Services, LLC, previously filed with Post-Effective Amendment #4 to the UMB Scout Funds' Registration Statement on Form N-1A on 10/28/2002 and incorporated herein by reference.

ITEM 24.    PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT:

None.

ITEM 25.    INDEMNIFICATION:

For all Registrants except UMB Scout Funds, under the terms of the Maryland General Corporation Law and the Registrant's By-Laws, the Registrant shall indemnify any person who was or is a director, officer, or employee of the Registrant to the maximum extent permitted by the Maryland General Corporation Law; provided however, that any such indemnification (unless ordered by a court) shall be made by the Registrant only as authorized in the specific case upon a determination that indemnification of such person is proper in the circumstances. Such determination shall be made:

      (i) by the Board of Directors by a majority vote of a quorum which consists of the directors who are neither "interested persons" of the Registrant as defined in Section 2(a)(19) of the 1940 Act, nor parties to the proceedings, or

      (ii) if the required quorum is not obtainable or if a quorum of such directors so directs, by independent legal counsel in a written opinion. No indemnification will be provided by the Registrant to any director or officer of the Registrant for any liability to the Registrant or shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duty.

For the UMB Scout Funds, under the terms of the Delaware Business Trust Act (the "Delaware Act") and the Registrant's Agreement and Declaration of Trust and By-Laws, no officer or trustee of the Registrant shall have any liability to the Registrant or its shareholders for damages, except to the extent such limitation of liability is precluded by the Delaware Act, the Agreement and Declaration of Trust, or the By-Laws.

Subject to the standards and restrictions set forth in the Registrant's Agreement and Declaration of Trust, Section 3817 of the Delaware Act permits a business trust to indemnify any trustee, beneficial owner, or other person from and against any claims and demands whatsoever. Section 3803 of the Delaware Act protects a trustee, when acting in such capacity, from liability to any person other than the business trust or beneficial owner for any act, omission, or obligation of the business trust or any trustee thereof, except as otherwise provided in the Agreement and Declaration of Trust.

The Agreement and Declaration of Trust provides that the officers and trustees shall not be liable for any act or omission of any agent or employee of the Registrant, any investment adviser or principal underwriter of the Registrant, or with respect to each trustee or officer, the act or omission of any other trustee or officer. Subject to the provisions of the By-Laws, the Registrant, out of its assets, shall indemnify and hold harmless each and every officer and trustee from and against any and all claims and demands whatsoever arising out of or related to such officer's or trustee's performance of his or her duties as an officer or trustee of the Registrant. This limitation on liability applies to events occurring at the time a person serves as a trustee or officer of the Registrant whether or not such person is a trustee or officer at the time of any proceeding in which liability is asserted. Nothing herein contained shall indemnify, hold harmless or protect any officer or trustee from or against any liability to the Registrant or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person's office.

The By-Laws provide that in actions by others than the Registrant, the Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any proceeding (other than an action by or in the right of the Registrant) by reason of the fact that such person is or was an agent of the Registrant, against expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such proceeding if such person acted in good faith and in a manner that such person reasonably believed to be in the best interests of the Registrant and in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such person was unlawful. The termination of any proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not of itself create a presumption that the person did not act in good faith or in a manner which the person reasonably believed to be in the best interests of the Registrant or that the person had reasonable cause to believe that the person's conduct was unlawful. The By-laws provide that in actions by the Registrant, the Registrant shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action by or in the right of the Registrant to procure a judgment in its favor by reason of the fact that the person is or was an agent of the Registrant, against expenses actually and reasonably incurred by that person in connection with the defense or settlement of that action if that person acted in good faith, in a manner that person believed to be in the best interests of the Registrant and with such care, including reasonable inquiry, as an ordinarily prudent person in a like position would use under similar circumstances.

Notwithstanding any provision to the contrary contained in the By-laws, there shall be no right to indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or the reckless disregard of the duties involved in the conduct of the agent's office with the Registrant.

No indemnification shall be made under the provisions of the By-laws:

      (a) In respect of any claim, issue or matter as to which that person shall have been adjudged to be liable in the performance of that person's duty to the Trust, unless and only to the extent that the court in which that action was brought shall determine upon application that in view of all the circumstances of the case, that person was not liable by reason of the disabling conduct set forth in the preceding paragraph and is fairly and reasonably entitled to indemnity for the expenses which the court shall determine; or

      (b) In respect of any claim, issue, or matter as to which that person shall have been adjudged to be liable on the basis that personal benefit was improperly received by him, whether or not the benefit resulted from an action taken in the person's official capacity; or

      (c) Of amounts paid in settling or otherwise disposing of a threatened or pending action, with or without court approval, or of expenses incurred in defending a threatened or pending action which is settled or otherwise disposed of without court approval, unless the required approval set forth in Section 6 of Article VI of the By-laws is obtained.

To the extent that an agent of the Registrant has been successful on the merits in defense of any proceeding referred to in the above paragraphs or in defense of any claim, issue or matter therein, before the court or other body before whom the proceeding was brought, the agent shall be indemnified against expenses actually and reasonably incurred by the agent in connection therewith, provided that the Board of Trustees, including a majority who are disinterested, non-party trustees, also determines that based upon a review of the facts, the agent was not liable by reason of the disabling conduct referred to above and as set forth in the By-laws.

Except as provided in the above paragraph concerning a successful defense, any indemnification under the provisions of the By-laws shall be made by the Registrant only if authorized in the specific case on a determination that indemnification of the agent is proper in the circumstances because the agent has met the applicable standard of conduct set forth in the By-laws and is not prohibited from indemnification because of the disabling conduct referred to above and as set forth in the By-laws :

      (a) A majority vote of a quorum consisting of trustees who are not parties to the proceeding and are not "interested persons" of the Trust (as defined in the 1940 Act); or

      (b) A written opinion by an independent legal counsel.

To the fullest extent permitted by applicable law, the officers and trustees shall be entitled and have the authority to purchase with the assets of the Registrant, insurance for liability and for all expenses reasonably incurred or paid or expected to be paid by a trustee or officer in connection with any claim, action, suit or proceeding in which such person becomes involved by virtue of such person's capacity or former capacity with the Registrant, whether or not the Registrant would have the power to indemnify such person against such liability under the provisions of Article VII of its Agreement and Declaration of Trust.



ITEM 26.    BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER:

The principal business of UMB Bank, n.a. is the provision of banking and investment management services to individuals and businesses. The principal business of Scout Investment Advisors, Inc., which is a wholly-owned subsidiary of UMB Bank, n.a., is the provision of investment advisory and management services for the mutual funds within the UMB Scout Funds family.

ITEM 27.    PRINCIPAL UNDERWRITER:

(a) UMB Distribution Services, LLC, the distributor for the Registrants, also acts as distributor for: Lend Lease Funds, Marsico Investment Fund and Green Century Funds.

 (b) Herewith is the information required by the following table with respect to each director, officer or partner of the underwriters named in answer to Item 20 of Part B:

                                                              Positions and
       Name and Principal         Position and Offices        Offices with
        Business Address            with Underwriter           Registrant
        ----------------            ----------------           -----------


Peter Hammond                          President                  None
803 West Michigan Street
Suite A
Milwaukee, WI 53233

Christine L. Mortensen                 Treasurer                  None
803 West Michigan Street
Suite A
Milwaukee, WI 53233

Constance Dye Shannon                  Secretary            Assistant Secretary
803 West Michigan Street
Suite A
Milwaukee, WI 53233

(c) The distributor does not receive any remuneration or compensation for the duties or services rendered to the Registrants pursuant to the respective Distribution Agreements.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS: Each account, book or other document required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended and Rules (17 CFR 270-31a-1 to 31a-3) promulgated thereunder, is in the physical possession of the Registrants at the Registrants' corporate offices, except (1) records held and maintained by UMB Bank, n.a., 1010 Grand Boulevard, Kansas City, Missouri, 64106, relating to its function as custodian;
(2) records held and maintained by UMB Fund Services, Inc., 803 West Michigan Street, Suite A, Milwaukee, Wisconsin, 53233, relating to its functions as sub-administrator, fund accountant, transfer agent and dividend disbursing agent and (3) records held and maintained by UMB Distribution Services, LLC, 803 West Michigan Street, Suite A, Milwaukee, Wisconsin, 53233, in its function as distributor.

ITEM 29. MANAGEMENT SERVICES: There are no management related service contracts not discussed in Part A or Part B.

ITEM 30. UNDERTAKINGS: Registrant undertakes, if requested to do so by the holders of at least 10% of the registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended (the "1933 Act") and the Investment Company Act of 1940, as amended, the Registrants certify that they meet all of the requirements for effectiveness of these registration statements under Rule 485(b) under the 1933 Act and have duly caused these Registration Statements to be signed on their behalf by the undersigned, duly authorized, on the __ day of October, 2003.


                        UMB Scout Stock Fund, Inc., UMB Scout Bond Fund, Inc., UMB Scout Balanced Fund, Inc., UMB Scout Tax-Free Money Market Fund, Inc., UMB Scout Money Market Fund, Inc., UMB Scout WorldWide Fund, Inc., UMB Scout Kansas Tax-Exempt Bond Fund, Inc., UMB Scout Funds


                        By: /s/ Edward J. McShane, Jr.
                        ------------------------------------------
                        Edward J. McShane, Jr., Chairman and President



Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and the date(s) indicated.

Signature                   Title                        Date
---------                   -----                        -----

/s/ Edward J. McShane, Jr.
--------------------------                               October    , 2003
Edward J. McShane, Jr.      Officer and                         ---
                            Director/Trustee

/s/ Eric T. Jager
--------------------------  Director/Trustee             October    , 2003
Eric T. Jager*                                                  ---

/s/ William E. Hoffman
--------------------------  Director/Trustee             October    , 2003
William E. Hoffman*                                             ---

/s/ Stephen F. Rose
--------------------------  Director/Trustee             October    , 2003
Stephen F. Rose*                                                ---

/s/ Stuart Wien*
--------------------------  Director/Trustee             October    , 2003
Stuart Wien*                                                    ---

Signature                   Title                         Date
---------                   -----                         -----


                            Treasurer, Secretary and      October    , 2003
/s/ Barbara J. Demmer       Principal Financial and               ---
----------------------      Accounting Officer
Barbara J. Demmer

*By: /s/ Constance Dye Shannon
    --------------------------
         Constance Dye Shannon

Attorney-in-Fact
(Pursuant to Power of Attorney)